UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31, 2006

Date of reporting period:	October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia California Tax-Exempt Fund

Annual Report – October 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Economic Update	1

Performance Information	2

Understanding Your Expenses	3

Portfolio Manager's Report	4

Fund Profile	6

Investment Portfolio	7

Statement of Assets and Liabilities	19

Statement of Operations	20

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	35

Unaudited Information	36

Fund Governance	37

Board Consideration and Approval of Investment Advisory Agreements	41

Summary of Management Fee Evaluation by Independent Fee Consultant	44

Important Information About This Report	49

The views expressed in the President's Message and Portfolio Manager's report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

As you read the following message from the manager of your Columbia fund, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia California Tax-Exempt Fund

Economic Update

The US economy grew at a solid but uneven pace during the 12-month period that began November 1, 2005 and ended October 31, 2006. Gross domestic product (GDP) growth slowed to an estimated annualized rate of approximately 3.0% as a soft housing market and slower job growth weighed on the economy. However, consumer spending remained relatively steady and rising profits freed up cash for business spending. Personal income also rose.

Early in the period, the economy reeled from the effects of hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer. The twin storms disrupted the flow of energy products and left millions of Americans without homes or jobs. Consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.8% in the fourth quarter of 2005. The economy regained considerable momentum early in 2006 before falling back to a 2.2% rate of growth in the third quarter. The slower pace reinforced the Federal Reserve Board's mid-summer decision to keep short-term interest rates at 5.25%.

Bonds bounced back

Although bond yields moved higher early in the period, the US bond market delivered solid returns, as prices rose and yields declined in the last four months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.61%—just slightly higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 5.19% for the 12-month period. High-yield bonds led the fixed income markets, reflecting investor confidence about the overall resilience of the economy despite its slower pace of growth. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 10.25%.

Stocks moved solidly higher

Despite bouts of volatility, the S&P 500 Index—a broad measure of large company stock market performance—returned 16.34% for this reporting period, gaining considerable ground in the last months of the period. Small-cap stocks outperformed mid-cap and large-cap stocks, as measured by their respective Russell indices. The Russell 1000 Index returned 16.02%, the Russell MidCap Index returned 17.41% and the Russell 2000 Index returned 19.98%.1 Foreign stock markets generally did better than the US market. The MSCI EAFE Index, which tracks stock market performance in industrialized countries outside the United States, returned 27.52%. Japanese stocks, which account for a substantial percentage of the foreign index, contributed to the index's strong gains but gave back some returns midway through the period.

1The Russell 1000 Index tracks the performance of 1,000 of the largest US companies, based on market capitalization. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Summary

For the 12-month period ended
October 31, 2006

■  Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers U.S. Aggregate Bond Index to a positive return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the fixed-income markets.

Lehman Index	Merrill Lynch Index

■  Despite bouts of volatility, the broad stock market, as measured by the S&P 500 Index, returned 16.34%. Foreign stocks did better than domestic stocks, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index.

S&P Index	MSCI Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

1

Performance Information – Columbia California Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	17,417	16,589
Class B	16,165	16,165
Class C	16,617	16,617
Class Z	17,462	n/a

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia California Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		Z
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
1-year	6.61	1.54	5.82	0.82	6.13	5.13	6.85
5-year	4.73	3.72	3.95	3.62	4.26	4.26	4.79
10-year	5.71	5.19	4.92	4.92	5.21	5.21	5.73

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
1-year	4.97	–0.01	4.19	–0.81	4.50	3.50	5.21
5-year	4.87	3.86	4.09	3.75	4.41	4.41	4.92
10-year	5.73	5.22	4.95	4.95	5.23	5.23	5.76

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class C and Class Z are newer classes of shares. Class C performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class Z performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of Class Z shares. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on September 19, 2005.

2

Understanding Your Expenses – Columbia California Tax-Exempt Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.11	1,020.97	4.34	4.28	0.84
Class B	1,000.00	1,000.00	1,046.08	1,017.19	8.20	8.08	1.59
Class C	1,000.00	1,000.00	1,047.69	1,018.70	6.66	6.56	1.29
Class Z	1,000.00	1,000.00	1,051.32	1,022.13	3.15	3.11	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Portfolio Manager's Report – Columbia California Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	7.74
Class B	7.74
Class C	7.74
Class Z	7.74

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.34
Class B	0.28
Class C	0.30
Class Z	0.36

Distributions include $0.03 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields

as of 10/31/06 (%)

Class A	3.27
Class B	2.69
Class C	2.99
Class Z	3.67

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	5.55
Class B	4.57
Class C	5.07
Class Z	6.22

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Columbia California Tax-Exempt Fund Class A shares returned 6.61% without sales charge. That was more than the 5.75% return of the Lehman Brothers Municipal Bond Index1 and the 5.51% average return of the fund's peer group, the Lipper California Municipal Debt Funds Classification average.2 We believe that the fund held more intermediate-term non-callable issues than its peers, many of which may have been more heavily invested in longer-term bonds that could be called in by their issuers within a few years. Because these callable bonds had shorter durations, they did not participate fully in the strong rally that occurred late in the period. Duration is a measure of interest rate sensitivity. In an environment of rising bond prices and declining yields, shorter duration hampers return.

A pause in Fed rate hikes helped boost results

Bond prices began the period under pressure from rising interest rates and unsettling data on core inflation. But as the period progressed, there were signs that the Federal Reserve Board's (the Fed's) continued short-term rate increases were working to slow economic growth and keep inflation under control. The housing sector cooled and falling energy prices took some steam out of inflation. As a result, the Fed put further rate hikes on hold late in the summer and held the federal funds rate at 5.25% through the end of the period.

The bond market rallied in response to the Fed's decision, wiping out earlier losses and driving solid gains in all but the shortest-maturity bonds. In this environment, the fund benefited from a decision to have more exposure than the index to non-callable, intermediate-maturity bonds. These bonds were the primary drivers of the fund's strong performance relative to the index.

California's improved economy brought a ratings upgrade

Ratings agencies upgraded California's bonds last spring, based on the state's healthier economy and better budget figures. A $5 billion surplus for the current fiscal year is forecast, up substantially from a year ago and enough to leave coffers modestly in the black despite earlier fears of a sizeable shortfall. However, California's economy, like the nation's, has been slowing, partly because the current slump in the housing market followed an extended stretch of soaring home prices. Also, more Californians hold adjustable-rate mortgages than do residents of other states. Rates have been adjusted upward and delinquencies have been rising. Travel and tourism, two important sectors, have grown along with the national economy but would be vulnerable to any terrorist attacks. Technology and financial services also have a strong presence within the state, and major high-tech firms are expanding and building payrolls for the first time in several years.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

4

Portfolio Manager's Report (continued) – Columbia California Tax-Exempt Fund

Pressures from population growth—health care, education and infrastructure costs—could imply a return to deficits in upcoming years, especially if the economy slows significantly. California's debt burden has remained substantial and growing, with per capita indebtedness the 12th highest in the nation, according to Moody's. Overall, growth is likely to slow in the period ahead.

In California, as elsewhere, the housing slump and high level of consumer debts are likely to remain a drag on the economy. These factors may result in slower economic growth in 2007. However, slower growth should cool inflationary fires, giving the Fed latitude to hold short-term rates steady or perhaps institute modest cuts in 2007. We plan to manage the fund with those expectations in mind, believing that rates may stabilize or decline on the intermediate-term issues we favor. However, we plan to monitor economic data closely and may reassess our strategy if rising energy prices or other factors cause inflation to quicken.

Top 5 sectors

as of 10/31/06 (%)

Local General Obligations	19.3
Refunded/Escrowed	16.6
Special Property Tax	12.6
Water & Sewer	7.2
Local Appropriated	7.1

Quality breakdown

as of 10/31/06 (%)

AAA	70.4
AA	6.2
A	7.9
BBB	9.3
BB	0.3
Non-rated	3.4
Cash & Equivalents	2.5

Maturity breakdown

as of 10/31/06 (%)

1-3 years	1.4
3-5 years	6.4
5-7 years	9.3
7-10 years	16.4
10-15 years	26.7
15-20 years	18.4
20-25 years	9.5
25 years and over	9.4
Cash and Equivalents	2.5

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

5

Fund Profile – Columbia California Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+6.61%

Class A shares (without sales charge)

+5.75%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the 12-month period ended October 31, 2006, the fund's Class A shares returned 6.61% without sales charge.

■  A pause in the Federal Reserve Board's short-term rate hikes led to a bond market rally late in the period.

■  The fund's emphasis on intermediate-term, non-callable issues accounted for its strong performance relative to the index.

Portfolio Management

Gary Swayze has managed Columbia California Tax-Exempt Fund since October 1997 and has been with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

6

Investment Portfolio – Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds – 96.0%

	Par ($)	Value ($)
Education – 3.1%
Education – 2.7%
CA Educational Facilities Authority
California College of Arts,
Series 2005:
5.000% 06/01/26	1,000,000	1,031,640
5.000% 06/01/35	1,500,000	1,535,685
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/15	1,265,000	891,357
Pooled College & University Projects:
Series 1999 B,
5.250% 04/01/24	1,000,000	1,024,320
Series 2000 B,
6.625% 06/01/20	1,000,000	1,082,390
University of Southern California,
Series 2003 A,
5.000% 10/01/33	2,500,000	2,617,125
Woodbury University,
Series 2006,
5.000% 01/01/25	1,830,000	1,885,540
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	2,000,000	2,071,500
Education Total		12,139,557
Prep School – 0.4%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,770,000	1,840,216
Prep School Total		1,840,216
Education Total		13,979,773
Health Care – 2.9%
Continuing Care Retirement – 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
Channing House,
Series 1999,
5.375% 02/15/19	1,700,000	1,774,681
CA Riverside County Public Financing Authority
Air Force Village West, Inc.,
Series 1999,
5.750% 05/15/19	2,000,000	2,076,980
Continuing Care Retirement Total		3,851,661

	Par ($)	Value ($)
Hospitals – 2.1%
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	1,000,000	1,071,160
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 I,
4.950% 07/01/26	1,000,000	1,056,050
Cedars-Sinai Medical Centre,
Series 2005,
5.000% 11/15/27	1,500,000	1,568,775
Stanford Hospital & Clinics,
Series 2003 A,
5.000% 11/15/12	500,000	535,190
CA Infrastructure & Economic Development Bank
Kaiser Assistance Corp.,
Series 2001 A,
5.550% 08/01/31	2,500,000	2,659,850
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005 A,
5.000% 12/01/22	1,250,000	1,298,962
CA Statewide Communities Development Authority
Catholic Healthcare West,
Series 1999,
6.500% 07/01/20	435,000	476,882
CA Turlock Health Facility
Emanuel Medical Center, Inc.,
Series 2004,
5.000% 10/15/13	940,000	985,167
Hospitals Total		9,652,036
Health Care Total		13,503,697
Housing – 3.8%
Multi-Family – 3.6%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP,
Series 2000 A, AMT,
6.400% 08/15/30	2,000,000	2,069,000
Winterland San Francisco Partners LP,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,068,160
CA Daly City Housing Development Finance Agency
Linc Franciscan LP,
Series 2002 A,
5.850% 12/15/32	2,000,000	2,204,900

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Statewide Communities Development Authority
Archstone-Smith Trust,
Series 1999 E,
5.300% 06/01/29	2,000,000	2,035,800
Irvine Apartment Communities LP,
Series 1998 A-4,
5.250% 05/15/25	6,000,000	6,206,520
Oracle Communities Corp.,
Series 2002 E-1,
5.375% 07/01/32	2,000,000	2,060,620
Multi-Family Total		16,645,000
Single-Family – 0.2%
CA Housing Finance Agency
Series 1997 B-3 Class I, AMT,
Insured: FHA
5.400% 08/01/28	530,000	534,844
CA Rural Home Mortgage Finance Authority
Series 1997 A-2, AMT,
Insured: GNMA
7.000% 09/01/29	110,000	111,484
Series 1998 B-5, AMT,
Guarantor: FNMA
6.350% 12/01/29	95,000	97,110
Series 2000 B, AMT,
Guarantor: FNMA
7.300% 06/01/31	85,000	87,592
Series 2000 D, AMT,
Insured: GNMA
7.100% 06/01/31	80,000	82,462
Single-Family Total		913,492
Housing Total		17,558,492
Other – 16.6%
Refunded/Escrowed(c) – 16.6%
CA Anaheim Union High School District
Series 2002 A,
Pre-refunded 08/01/12,
Insured: FSA
5.000% 08/01/25	2,000,000	2,156,000
CA Central Unified School District
Series 1993,
Escrowed to Maturity,
Insured: AMBAC
(a) 03/01/18	20,065,000	12,611,053

	Par ($)	Value ($)
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
6.000% 01/01/16	2,000,000	2,151,640
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Escrowed to Maturity,
5.000% 06/01/12	1,800,000	1,929,204
CA Health Facilities Financing Authority
Kaiser Permanente:
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.000% 06/01/24	3,000,000	3,114,090
Series 1998 B,
Escrowed to Maturity,
5.250% 10/01/13	1,000,000	1,040,740
CA Infrastructure & Economic Development Bank Revenue
Series 2003 A,
Pre-refunded 07/01/26,
Insured: AMBAC
5.125% 07/01/37	4,275,000	4,925,356
CA Inland Empire Solid Waste Financing Authority
Series 1996 B, AMT,
Escrowed to Maturity,
Insured: FSA
6.250% 08/01/11	2,000,000	2,114,140
CA Los Angeles County Metropolitan Transportation Authority
Series 2000 A,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/30	3,000,000	3,210,810
CA Los Angeles County Public Works Financing Authority
Series 2000 VI-A,
Pre-refunded 05/01/10,
Insured: AMBAC
5.625% 05/01/26	2,500,000	2,678,425
CA Metropolitan Water District of Southern California
Series 1993 A,
Escrowed to Maturity,
5.750% 07/01/21	2,865,000	3,329,331

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/21	2,010,000	1,076,255
CA Pleasanton-Suisun City Home Financing Authority
Series 1984 A,
Escrowed to Maturity,
Insured: MBIA
(a) 10/01/16	5,270,000	3,528,001
CA Pomona
Series 1990 B,
Escrowed to Maturity,
Insured: GNMA
7.500% 08/01/23	1,000,000	1,331,490
CA Redding Electric Systems Revenue
Series 1992 A, IFRN,
Escrowed to Maturity,
Insured: MBIA
9.160% 07/01/22(d)	690,000	966,345
CA Riverside County
Series 1989 A, AMT,
Escrowed to Maturity,
Insured: GNMA
7.800% 05/01/21	2,500,000	3,473,325
CA San Joaquin Hills Transportation Corridor Agency
Series 1993,
Escrowed to Maturity,
(a) 01/01/20	15,400,000	8,852,074
CA San Jose Redevelopment Agency
Series 1993,
Escrowed to Maturity,
Insured: MBIA
6.000% 08/01/15	1,405,000	1,653,783
CA State
Series 2000:
Pre-refunded 05/01/10,
5.625% 05/01/26	2,780,000	3,000,575
Pre-refunded 09/01/10,
Insured: FGIC
5.250% 09/01/30	2,600,000	2,766,582
CA Statewide Communities Development Authority
Certificates of Participation, Catholic West,
Series 1999,
Pre-refunded 07/01/10,
6.500% 07/01/20	1,065,000	1,181,426

	Par ($)	Value ($)
Eskaton Village-Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	2,450,000	2,868,240
CA West Kern County Water District
Series 2001,
Pre-refunded 06/01/10,
5.625% 06/01/31	1,500,000	1,616,670
CA Whisman School District
Series 1996 A,
Escrowed to Maturity,
Insured: FGIC
(a) 08/01/16	1,645,000	1,116,346
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Economically Defeased to Maturity,
5.500% 10/01/32	1,500,000	1,618,530
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Pre-refunded 02/01/12,
5.500% 08/01/29	1,520,000	1,659,445
Refunded/Escrowed Total		75,969,876
Other Total		75,969,876
Other Revenue – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
Sacramento Convention Center,
Series 1999 A,
6.250% 01/01/30	3,500,000	3,668,840
Hotels Total		3,668,840
Other Revenue Total		3,668,840
Resource Recovery – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
Series 2003 A, AMT,
4.950% 12/01/12	2,000,000	2,093,940
Disposal Total		2,093,940
Resource Recovery Total		2,093,940

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed – 51.5%
Local Appropriated – 7.1%
CA Alameda County
Series 1989,
Insured: MBIA
(a) 06/15/14	2,185,000	1,629,223
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/14(e)	3,500,000	4,060,175
CA Bodega Bay Fire Protection District
Certificates of Participation,
Series 1996,
6.450% 10/01/31	1,185,000	1,253,161
CA Los Angeles Convention & Exhibition Center Authority
Series 1993 A,
Insured: MBIA
6.000% 08/15/10	2,000,000	2,173,480
CA Los Angeles County Schools
Regionalized Business Services Corp.,
Series 1999 A,
Insured: AMBAC:
(a) 08/01/16	1,945,000	1,307,390
(a) 08/01/17	1,980,000	1,265,180
CA Modesto
Certificates of Participation,
Series 1993 A,
Insured: AMBAC
5.000% 11/01/23	2,235,000	2,482,415
CA Monterey County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.000% 08/01/32	2,000,000	2,068,900
CA Sacramento City Financing Authority
City Hall & Redevelopment,
Series 2002 A,
Insured: FSA
5.000% 12/01/32	1,500,000	1,559,865
Series 1993 A,
Insured: AMBAC
5.375% 11/01/14	1,100,000	1,198,417
CA San Joaquin County
Certificates of Participation,
Series 1993,
Insured: MBIA
5.500% 11/15/13	1,750,000	1,937,198

	Par ($)	Value ($)
CA Santa Ana Financing Authority
Series 1994 A,
Insured: MBIA
6.250% 07/01/18	6,035,000	7,366,502
CA Victor Elementary School District
Series 1996,
Insured: MBIA
6.450% 05/01/18	3,345,000	4,007,377
Local Appropriated Total		32,309,283
Local General Obligations – 19.3%
CA Cabrillo Unified School District
Series 1996 A,
Insured: AMBAC
(a) 08/01/15	3,000,000	2,128,320
CA Central Valley School District Financing Authority
Series 1998 A,
Insured: MBIA
6.450% 02/01/18	1,000,000	1,196,110
CA Clovis Unified School District
Series 2001 A,
Insured: FGIC
(a) 08/01/16	3,000,000	2,030,070
CA Corona-Norco Unified School District
Series 2001 C,
Insured: FGIC
(a) 09/01/17	1,000,000	642,880
CA Culver City School Facilities Financing Authority
Series 2005,
Insured: FSA:
5.500% 08/01/25	655,000	777,930
5.500% 08/01/26	1,750,000	2,089,937
CA East Side Union High School District Santa Clara County
Series 2003 B,
Insured: MBIA
5.250% 08/01/26	2,010,000	2,320,726
CA East Whittier City School District
Series 1997 A,
Insured: FGIC
5.750% 08/01/17	1,675,000	1,913,520
CA Fillmore Unified School District
Series 1997 A,
Insured: FGIC:
(a) 07/01/11	950,000	800,242
(a) 07/01/12	980,000	793,506
(a) 07/01/17	650,000	420,719

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Fresno Unified School District
Series 2002 A,
Insured: MBIA
6.000% 02/01/19	2,480,000	3,002,114
CA Golden West Schools Financing Authority
Beverley Hills Unified School District,
Series 2005,
Insured: FGIC
5.250% 08/01/18	1,000,000	1,137,350
Placentia Yorba Linda Unified,
Series 2006,
Insured: AMBAC
5.500% 08/01/24	1,825,000	2,149,923
CA Grossmont Union High School District
Series 2006,
Insured: MBIA
(a) 08/01/28	5,000,000	1,919,700
CA Hacienda La Puente Unified School District
Series 2005,
Insured: FGIC
5.000% 08/01/19	2,050,000	2,272,548
CA Jefferson Union High School District
Series 2000 A,
Insured: MBIA
6.450% 08/01/25	1,000,000	1,301,890
CA Lafayette
Series 2002,
5.125% 07/15/25	1,995,000	2,123,398
CA Larkspur School District
Series 2000 A,
5.250% 08/01/25	3,050,000	3,241,631
CA Las Virgenes Unified School District
Series 1997 C,
Insured: FGIC
(a) 11/01/20	1,205,000	665,136
CA Lompoc Unified School District
Series 2003 A,
Insured: FGIC
5.000% 08/01/27	4,065,000	4,273,656
CA Los Angeles Unified School District
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	2,500,000	2,919,825

	Par ($)	Value ($)
CA Manteca Unified School District
Series 2006,
Insured: MBIA
(a) 08/01/32	5,440,000	1,720,890
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/16	1,500,000	1,015,035
CA New Haven Unified School District
Series 2002,
Insured: FSA
12.000% 08/01/17	1,565,000	2,672,738
CA Oak Park Unified School District
Series 2000,
Insured: FSA
(a) 05/01/14	2,095,000	1,572,381
CA Oxnard Union High School District
Series 2001 A,
Insured: MBIA
5.650% 02/01/17	960,000	1,068,893
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,000,000	1,112,060
CA Pomona Unified School District
Series 2001 A,
Insured: MBIA
5.900% 02/01/16	845,000	992,199
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/23	2,685,000	3,078,863
CA Redwood City Elementary School District
Series 1997,
Insured: FGIC
(a) 08/01/18	2,385,000	1,465,153
CA Rocklin Unified School District
Series 1995 C,
Insured: MBIA
(a) 07/01/20	6,920,000	3,731,264
Series 2003,
Insured: FGIC
(a) 08/01/17	2,000,000	1,282,000

See Accompanying Notes to Financial Statements.

11

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA San Diego Community College District
Series 2003 A,
Insured: FSA
5.000% 05/01/22	1,000,000	1,062,030
CA San Diego Unified School District
Series 2005 C-2,
Insured: FSA
5.500% 07/01/19	2,000,000	2,321,700
CA San Juan Unified School District
Series 2001,
Insured: FSA
(a) 08/01/15	2,760,000	1,958,054
CA San Marino Unified School District
Series 1998 B,
5.000% 06/01/23	1,000,000	1,110,050
CA San Mateo County Community College
Series 2006 A,
Insured: MBIA
(a) 09/01/26	4,000,000	1,674,200
Series 2006 C,
Insured: MBIA
(a) 09/01/26	1,925,000	805,709
CA San Mateo Union High School District
Series 2000 B,
Insured: FGIC
(a) 09/01/26	4,005,000	1,676,293
CA Sanger Unified School District
Series 1999,
Insured: MBIA
5.350% 08/01/15	1,500,000	1,629,390
CA Saratoga
Series 2001,
Insured: MBIA
5.250% 08/01/31	2,000,000	2,120,600
CA Simi Valley Unified School District
Series 1997,
Insured: AMBAC
5.250% 08/01/22	925,000	1,053,261
CA South San Francisco Unified School District
Series 2006,
Insured: MBIA
5.250% 09/15/22	1,500,000	1,716,780

	Par ($)	Value ($)
CA Tahoe-Truckee Unified School District
No. 1-A,
Series 1999,
Insured: FGIC
(a) 08/01/23	3,780,000	1,826,420
No. 2-A,
Series 1999,
Insured: FGIC
(a) 08/01/24	2,965,000	1,366,984
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(a) 09/01/19	1,750,000	1,021,388
CA Upland Unified School District
Series 2001,
Insured: FSA
5.125% 08/01/25	750,000	805,403
CA West Contra Costa Unified School District
Series 2001 A,
Insured: MBIA
5.600% 02/01/20	1,610,000	1,814,406
Series 2005 D,
Insured: FGIC
(a) 08/01/22	5,000,000	2,534,800
CA West Covina Unified School District
Series 2002 A,
Insured: MBIA
5.250% 02/01/19	725,000	791,454
CA Yuba City Unified School District
Series 2000,
Insured: FGIC
(a) 09/01/20	2,385,000	1,325,821
Local General Obligations Total		88,447,350
Special Non-Property Tax – 3.9%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA
(a) 09/01/20	3,630,000	2,009,713
CA San Francisco Bay Area Rapid Transit
Series 2001,
Insured: AMBAC
5.000% 07/01/26	2,000,000	2,088,600
CA San Jose Redevelopment Agency
Series 1993,
Insured: MBIA
6.000% 08/01/15	2,790,000	3,267,341

See Accompanying Notes to Financial Statements.

12

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: MBIA
6.250% 07/01/12	3,000,000	3,410,640
Series 1998 A,
Insured: MBIA
4.750% 07/01/38	2,250,000	2,358,855
Series 2002 E,
Insured: FSA
5.500% 07/01/14	2,000,000	2,251,080
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,293,880
Special Non-Property Tax Total		17,680,109
Special Property Tax – 12.6%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	135,000	136,731
CA Cerritos Public Financing Authority
Los Coyotes Redevelopment,
Series 1993 A,
Insured: AMBAC
6.500% 11/01/23	2,000,000	2,577,740
CA Elk Grove Unified School District
Community Facilities District No. 1,
Series 1995 A,
Insured: AMBAC:
(a) 12/01/18	2,720,000	1,648,021
6.500% 12/01/24	4,055,000	5,264,606
CA Inglewood Redevelopment Agency
Series 1998 A,
Insured: AMBAC
5.250% 05/01/23	1,000,000	1,137,820
CA Lancaster Financing Authority
Series 2003,
Insured: MBIA
5.125% 02/01/17	1,270,000	1,404,633
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/22	3,385,000	3,941,392
Series 2006 C,
Insured: AMBAC
5.500% 08/01/31	3,250,000	3,924,472

	Par ($)	Value ($)
CA Los Angeles Community Redevelopment Agency
Series 1998 C,
Insured: MBIA
5.375% 07/01/18	1,665,000	1,893,338
CA Los Angeles County Public Works Financing Authority
J.F. Shea Co.,
Series 1996 A,
Insured: FSA
5.500% 10/01/18	2,895,000	3,247,553
Regional Park & Open Space:
Series 1997 A,
5.500% 10/01/08	225,000	230,888
Series 2005,
Insured: FSA
5.250% 10/01/18	2,000,000	2,277,840
CA Oakdale Public Financing Authority
Series 2004,
5.375% 06/01/33	1,500,000	1,570,725
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	8,400,000	9,036,132
CA Oceanside Community Facilities
Ocean Ranch Corp.,
Series 2004,
5.875% 09/01/34	1,000,000	1,044,950
CA Orange County Community Facilities District
Ladera Ranch,
Series 2004 A,
5.625% 08/15/34	850,000	902,156
CA Redwood City
Community Facilities District No. 1,
Series 2003 B,
5.950% 09/01/28	750,000	788,408
CA Riverside County Public Financing Authority
Series 1991 A,
8.000% 02/01/18	20,000	20,060
Series 1997 A,
5.250% 10/01/16	572,500	584,557
CA San Bernardino Joint Powers Financing Authority
Series 1998 A,
Insured: AMBAC
5.750% 07/01/14	985,000	1,122,900
Series 2005 A,
Insured: FSA
5.750% 10/01/24	2,420,000	2,905,936

See Accompanying Notes to Financial Statements.

13

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA San Clemente Act of 1915
Series 1999,
6.050% 09/02/28	1,000,000	1,019,070
CA Santa Margarita - Dana Point Authority
Series 1994 B,
Insured: MBIA
7.250% 08/01/13	2,000,000	2,431,840
CA Santa Margarita Water District
Community Facilities District No. 99-1,
Series 2003,
6.000% 09/01/30	1,000,000	1,061,790
CA Sulphur Springs Unified School District
Series 2002-1-A,
6.000% 09/01/33	1,500,000	1,594,395
CA West Covina Redevelopment Agency
Series 1996,
6.000% 09/01/17	5,000,000	5,677,850
Special Property Tax Total		57,445,803
State Appropriated – 2.5%
CA Public Works Board
Series 1993 A,
Insured: AMBAC:
5.000% 12/01/19(e)	6,000,000	6,576,480
5.250% 12/01/13	2,500,000	2,738,275
Series 2004 A,
5.500% 06/01/19	1,500,000	1,668,255
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
5.500% 08/01/29	480,000	506,295
State Appropriated Total		11,489,305
State General Obligations – 6.1%
CA State
Series 1990,
10.000% 02/01/10	2,000,000	2,388,400
Series 1991,
6.600% 02/01/10	1,675,000	1,828,028
Series 1993:
5.500% 04/01/13	1,000,000	1,104,650
Insured: MBIA
5.500% 04/01/12	2,770,000	3,039,687
Series 1995,
5.750% 03/01/09	65,000	65,434
Series 2000,
5.625% 05/01/26	220,000	234,993
Series 2003,
5.250% 02/01/20	1,250,000	1,408,037

	Par ($)	Value ($)
Series 2004:
5.000% 02/01/33	1,000,000	1,045,680
5.250% 04/01/34	1,500,000	1,606,140
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA
6.250% 07/01/13	2,750,000	3,180,127
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 C,
5.500% 07/01/14	500,000	551,850
PR Commonwealth of Puerto Rico
Series 1995,
Insured: MBIA
5.650% 07/01/15	1,000,000	1,141,050
Series 1996,
Insured: MBIA
6.500% 07/01/14	2,000,000	2,381,020
Series 2001 A,
5.375% 07/01/28	1,940,000	2,049,882
Series 2004 A:
5.250% 07/01/21	2,000,000	2,160,820
5.250% 07/01/22	2,000,000	2,156,700
Series 2006 B,
5.250% 07/01/32	1,500,000	1,620,900
State General Obligations Total		27,963,398
Tax-Backed Total		235,335,248
Transportation – 2.5%
Airports – 0.2%
CA San Diego County Regional Airport Authority
Series 2005, AMT,
Insured: AMBAC
5.250% 07/01/20	750,000	832,035
Airports Total		832,035
Toll Facilities – 1.8%
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Insured: MBIA
5.000% 01/01/35	2,000,000	2,067,840
Series 1999:
5.750% 01/15/40	4,000,000	4,159,120
Insured: MBIA
5.125% 01/15/15	2,000,000	2,106,180
Toll Facilities Total		8,333,140

See Accompanying Notes to Financial Statements.

14

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Transportation – 0.5%
CA San Francisco Bay Area Rapid Transit
Series 2005 A,
Insured: MBIA
4.250% 07/01/25	2,000,000	1,999,900
Transportation Total		1,999,900
Transportation Total		11,165,075
Utilities – 14.3%
Investor Owned – 2.0%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	2,000,000	2,206,160
San Diego Gas D,
Series 2005, AMT,
5.000% 12/01/27	3,500,000	3,701,425
CA Pollution Control Financing Authority
San Diego Gas & Electric Co.,
Series 1996 A,
Insured: AMBAC
5.900% 06/01/14	2,650,000	3,032,713
Investor Owned Total		8,940,298
Joint Power Authority – 0.2%
CA MSR Public Power Agency
Series 2001 I,
Insured: MBIA
5.000% 07/01/12	1,000,000	1,062,250
Joint Power Authority Total		1,062,250
Municipal Electric – 4.9%
CA Sacramento Municipal Utility District
Series 1993 G,
Insured: MBIA
6.500% 09/01/13	1,500,000	1,701,840
Series 1997 K,
Insured: AMBAC:
5.250% 07/01/24	2,220,000	2,553,732
5.700% 07/01/17	1,900,000	2,226,800
Series 2001 N,
Insured: MBIA
5.000% 08/15/28	2,000,000	2,090,700
Series 2001 P,
Insured: FSA
5.250% 08/15/20	1,000,000	1,070,110

	Par ($)	Value ($)
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	4,000,000	4,648,000
Series 2003 A-1,
Insured: AMBAC
5.000% 07/01/25	1,000,000	1,062,630
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1989 O,
(a) 07/01/17	2,490,000	1,613,371
Series 2000 HH,
Insured: FSA
5.250% 07/01/29	5,000,000	5,298,050
Municipal Electric Total		22,265,233
Water & Sewer – 7.2%
CA Big Bear Lake
Series 1996,
Insured: MBIA
6.000% 04/01/15	1,350,000	1,547,721
CA Contra Costa Water District
Series 2002 L,
Insured: FSA
5.000% 10/01/24	1,920,000	2,035,776
CA Department of Water Resources
Series 2001 W,
Insured: FSA
5.500% 12/01/14	2,000,000	2,267,700
CA Eastern Municipal Water District
Certificates of Participation,
Series 1991,
Insured: FGIC
6.750% 07/01/12	1,000,000	1,126,400
CA Elsinore Valley Municipal Water District
Certificates of Participation,
Series 1992 A,
Insured: FGIC
6.000% 07/01/12	2,500,000	2,767,700
CA Fresno
Series 1993 A-1,
Insured: AMBAC
6.250% 09/01/14	5,000,000	5,767,500
CA Los Angeles Department of Water & Power
Series 2001 A:
5.125% 07/01/41	3,000,000	3,103,350
Insured: FGIC
5.125% 07/01/41	3,000,000	3,114,900

See Accompanying Notes to Financial Statements.

15

Columbia California Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Manteca Financing Authority
Series 2003 B,
Insured: MBIA
5.000% 12/01/33	830,000	830,108
CA Metropolitan Water District of Southern California
Series 1993 A,
5.750% 07/01/21	3,635,000	4,313,146
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	2,000,000	2,377,000
CA Sacramento County Sanitation District
Series 2001,
Insured: AMBAC
5.500% 12/01/18	2,000,000	2,329,040
CA Santa Maria Water & Wastewater
Series 1997 A,
Insured: AMBAC
(a) 08/01/14	2,000,000	1,483,520
Water & Sewer Total		33,063,861
Utilities Total		65,331,642
Total Municipal Bonds (Cost of $398,702,646)		438,606,583

Municipal Preferred Stock – 0.5%

	Shares
Housing – 0.5%
Multi-Family – 0.5%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49(f)	2,000,000	2,044,680
Multi-Family Total		2,044,680
Housing Total		2,044,680
Total Municipal Preferred Stock (Cost of $2,000,000)		2,044,680
	Par ($)
Other – 0.0%
CA Statewide Communities Development Authority
United Airlines, Inc.,
Series 2001(g)(h)	2,000,000	72,000
Total Other (Cost $0)		72,000

	Shares	Value ($)
Investment Company – 0.0%
Dreyfus California Tax-Exempt
Money Market Fund	2,415	2,415
Total Investment Company (Cost of $2,415)		2,415
	Par ($)

Securities Lending Collateral – 0.0%

State Street Navigator Securities
Lending Prime Portfolio(i)	22,197	22,197
Total Securities Lending Collateral (Cost of $22,197)		22,197

Common Stock – 0.0%

	Shares
Industrials – 0.0%
Airlines – 0.0%
UAL Corp.(j)	600	21,564
Airlines Total		21,564
Industrials Total		21,564
Total Common Stock (Cost of $16,092)		21,564

Short-Term Obligations – 2.5%

	Par ($)
Variable Rate Demand Notes(k) – 2.5%
CA Adelanto Public Utility Authority
Series 2005 A,
Insured: AMBAC,
SPA: Dexia Credit Local
3.490% 11/01/34	1,000,000	1,000,000
CA Department of Water Resources
Power Supply Revenue,
Series 2005 F-1,
LOC: Lloyds TSB Bank PLC
3.360% 05/01/19	100,000	100,000
CA Economic Recovery
Series 2004 C-6,
LOC: Citibank N.A.
3.450% 07/01/23	1,800,000	1,800,000

See Accompanying Notes to Financial Statements.

16

Columbia California Tax-Exempt Fund, October 31, 2006

Short-Term Obligations (continued)

	Par ($)	Value ($)
CA Infrastructure & Economic Development Bank Revenue
Rand Corp.,
Series 2002 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.450% 04/01/42	2,300,000	2,300,000
CA Irvine Improvement Bond Act 1915
Assessment District No. 97-16,
Series 1997,
LOC: State Street Bank & Trust Co.
3.360% 09/02/22	1,100,000	1,100,000
Assessment District No. 97-17,
Series 1998,
LOC: State Street Bank & Trust Co.
3.360% 09/02/23	1,800,000	1,800,000
CA Madera Irrigation Financing Authority
Series 2005 A,
Insured: XLCA,
LOC: Dexia Credit Local
3.490% 01/01/36	900,000	900,000
CA San Pablo Redevelopment Agency Revenue
Series 2006,
Insured: AMBAC,
SPA: Dexia Credit Local
3.490% 12/01/32	600,000	600,000
WY Lincoln County Pollution Control Revenue
Exxon Mobil Corp.,
Series 1984 B,
3.560% 11/01/14	1,800,000	1,800,000
Variable Rate Demand Notes Total		11,400,000
Total Short-Term Obligations (Cost of $11,400,000)		11,400,000
Total Investments – 99.0% (Cost of $412,143,350)(l)		452,169,439
Other Assets & Liabilities, Net – 1.0%		4,601,538
Net Assets – 100.0%		456,770,977

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At October 31, 2006, the value of this security amounted to $1,840,216, which represents 0.0% of net assets.

Additional information on this restricted security is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority; Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,790,000

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(e) The security or a portion of the security is pledged as collateral for open futures contracts. At October 31, 2006, the total market value of securities pledged amounted to $613,036.

(f) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(g) Non-income producing.

(h) Position reflects anticipated residual bankruptcy claims.

(i) Investment made with cash collateral received from securities lending activity.

(j) All or a portion of this security was on loan at October 31, 2006. The total market value of securities on loan at October 31, 2006 is $21,133.

(k) Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rates shown reflect the rate as of October 31, 2006.

(l) Cost for federal income tax purposes is $412,011,804.

At October 31, 2006 the Fund held the following short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Net Unrealized Depreciation
U.S Treasury Bonds	80	$9,012,500	$8,972,240	Dec-2006	$(40,260)

See Accompanying Notes to Financial Statements.

17

Columbia California Tax-Exempt Fund, October 31, 2006

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	51.5%
Other	16.6
Utilities	14.3
Housing	4.3
Education	3.1
Health Care	2.9
Transportation	2.5
Other Revenue	0.8
Resource Recovery	0.5
	96.5
Other	0.0	*
Investment Company	0.0	*
Common Stock	0.0	*
Securities Lending Collateral	0.0	*
Short-Term Obligations	2.5
Other Assets & Liabilities, Net	1.0
	100.0%

*Represents less than 0.1%.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

18

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund, October 31, 2006

		($)
Assets	Investments, at cost	412,143,350
	Investments, at value (including securities on loan of $21,133)	452,169,439
	Cash	97,342
	Receivable for:
	Fund shares sold	432,370
	Interest	5,698,670
	Expense reimbursement due from Investment Advisor	26,152
	Deferred Trustees' compensation plan	25,587
	Total Assets	458,449,560
Liabilities	Collateral on securities loaned	22,197
	Payable for:
	Fund shares repurchased	365,047
	Futures variation margin	40,260
	Distributions	820,991
	Investment advisory fee	194,880
	Transfer agent fee	55,170
	Pricing and bookkeeping fees	13,138
	Trustees' fees	57,137
	Custody fee	1,981
	Distribution and service fees	75,687
	Chief compliance officer expenses	503
	Deferred Trustees' fees	25,587
	Other liabilities	6,005
	Total Liabilities	1,678,583
	Net Assets	456,770,977
Net Assets Consist of	Paid-in capital	416,091,550
	Undistributed net investment income	327,613
	Accumulated net realized gain	365,985
	Net unrealized appreciation (depreciation) on:
	Investments	40,026,089
	Futures contracts	(40,260)
	Net Assets	456,770,977
Class A	Net assets	292,739,554
	Shares outstanding	37,833,284
	Net asset value per share	7.74	(a)
	Maximum offering price per share ($7.74/0.9525)	8.13	(b)
Class B	Net assets	24,004,182
	Shares outstanding	3,102,307
	Net asset value and offering price per share	7.74	(a)
Class C	Net assets	16,223,783
	Shares outstanding	2,096,758
	Net asset value and offering price per share	7.74	(a)
Class Z	Net assets	123,803,458
	Shares outstanding	16,000,547
	Net asset value, offering and redemption price per share	7.74

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

19

Statement of Operations – Columbia California Tax-Exempt Fund

For the Year Ended October 31, 2006

		($)
Investment Income	Interest	22,544,686
	Securities lending	2
	Total Investment Income	22,544,688
Expenses	Investment advisory fee	2,317,251
	Distribution fee:
	Class B	203,282
	Class C	124,226
	Service fee:
	Class A	693,032
	Class B	62,710
	Class C	38,349
	Transfer agent fee	143,990
	Pricing and bookkeeping fees	147,905
	Trustees' fees	38,437
	Custody fee	18,230
	Chief compliance officer expenses	6,436
	Non-recurring costs (See Note 9)	3,494
	Other expenses	181,597
	Total Expenses	3,978,939
	Fees and expenses waived or reimbursed by Investment Advisor	(80,101)
	Fees waived by Distributor - Class C	(49,670)
	Non-recurring costs assumed by Investment Advisor (See Note 9)	(3,494)
	Custody earnings credit	(2,400)
	Net Expenses	3,843,274
	Net Investment Income	18,701,414
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	860,338
	Futures contracts	507,920
	Net realized gain	1,368,258
	Net change in unrealized appreciation on:
	Investments	9,280,900
	Futures contracts	38,533
	Net change in unrealized appreciation	9,319,433
	Net Gain	10,687,691
	Net Increase Resulting from Operations	29,389,105

See Accompanying Notes to Financial Statements.

20

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

Increase (Decrease) in Net Assets	Year Ended October 31,	2006 ($)	2005 (a)($)
Operations	Net investment income	18,701,414	10,359,467
	Net realized gain on investments and futures contracts	1,368,258	2,405,484
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	9,319,433	(11,490,067)
	Net Increase Resulting from Operations	29,389,105	1,274,884
Distributions Declared to Shareholders	From net investment income:
	Class A	(12,076,438)	(8,375,142)
	Class B	(890,756)	(861,846)
	Class C	(593,890)	(514,845)
	Class Z	(5,134,994)	(602,641)
	From net realized gains:
	Class A	(1,286,265)	—
	Class B	(124,558)	—
	Class C	(71,776)	—
	Class Z	(499,748)	—
	Total Distributions Declared to Shareholders	(20,678,425)	(10,354,474)
Share Transactions	Class A:
	Subscriptions	23,188,558	9,803,988
	Proceeds received in connection with merger	—	119,131,823
	Distributions reinvested	7,970,413	4,697,774
	Redemptions	(47,470,657)	(24,126,344)
	Net Increase (Decrease)	(16,311,686)	109,507,241
	Class B:
	Subscriptions	1,526,748	1,001,661
	Proceeds received in connection with merger	—	8,070,966
	Distributions reinvested	652,790	551,458
	Redemptions	(8,964,492)	(7,269,867)
	Net Increase (Decrease)	(6,784,954)	2,354,218
	Class C:
	Subscriptions	1,679,487	2,058,829
	Proceeds received in connection with merger	—	3,784,628
	Distributions reinvested	332,271	254,611
	Redemptions	(3,149,275)	(2,937,263)
	Net Increase (Decrease)	(1,137,517)	3,160,805
	Class Z:
	Subscriptions	24,243,804	1,968,938
	Proceeds received in connection with merger	—	120,279,560
	Distributions reinvested	435,059	12,266
	Redemptions	(21,238,237)	(2,070,944)
	Net Increase	3,440,626	120,189,820
	Net Increase (Decrease) from Share Transactions	(20,793,531)	235,212,084
	Total Increase (Decrease) in Net Assets	(12,082,851)	226,132,494
Net Assets	Beginning of period	468,853,828	242,721,334
	End of period	456,770,977	468,853,828
	Undistributed net investment income at end of period	327,613	329,495

See Accompanying Notes to Financial Statements.

21

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund (continued)

	Year Ended October 31,	2006	2005 (a)
Changes in Shares	Class A:
	Subscriptions	3,053,558	1,271,984
	Issued in connection with merger	—	15,419,571
	Issued for distributions reinvested	1,047,422	610,303
	Redemptions	(6,249,562)	(3,133,734)
	Net Increase (Decrease)	(2,148,582)	14,168,124
	Class B:
	Subscriptions	200,692	129,852
	Issued in connection with merger	—	1,044,184
	Issued for distributions reinvested	85,785	71,621
	Redemptions	(1,179,445)	(944,042)
	Net Increase (Decrease)	(892,968)	301,615
	Class C:
	Subscriptions	220,961	266,655
	Issued in connection with merger	—	489,385
	Issued for distributions reinvested	43,662	33,068
	Redemptions	(415,722)	(380,880)
	Net Increase (Decrease)	(151,099)	408,228
	Class Z:
	Subscriptions	3,191,985	256,599
	Issued in connection with merger	—	15,555,622
	Issued for distributions reinvested	57,165	1,608
	Redemptions	(2,791,436)	(270,996)
	Net Increase	457,714	15,542,833

(a)  Class Z shares commenced operations on September 19, 2005.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,		Year Ended January 31,
Class A Shares	2006		2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.59		$7.74		$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.31		0.31		0.31	0.23		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		(0.15)		0.20	0.07		0.08	0.01
Total from Investment Operations	0.49		0.16		0.51	0.30		0.41	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.31)		(0.31)		(0.31)	(0.23)		(0.33)	(0.32)
From net realized gains	(0.03)		—		(0.16)	—		(0.04)	(0.12)
Total Distributions Declared to Shareholders	(0.34)		(0.31)		(0.47)	(0.23)		(0.37)	(0.44)
Net Asset Value, End of Period	$7.74		$7.59		$7.74	$7.70		$7.63	$7.59
Total return (c)	6.61	%(d)	2.05	%(d)	6.81%	3.96	%(e)	5.46%	4.70%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.83%		0.90%		0.87%	0.98	%(g)	0.93%	0.91%
Waiver/reimbursement	0.02%		—	%(h)	—	—		—	—
Net investment income (f)	4.04%		4.00%		4.07%	4.04	%(g)	4.27%	4.42%
Portfolio turnover rate	10%		7%		4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$292,740		$303,486		$199,877	$212,086		$220,494	$228,430

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,		Year Ended January 31,
Class B Shares	2006		2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.59		$7.74		$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.25		0.25		0.25	0.19		0.27	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		(0.15)		0.20	0.07		0.08	0.02
Total from Investment Operations	0.43		0.10		0.45	0.26		0.35	0.30
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.25)		(0.25)	(0.19)		(0.27)	(0.29)
From net realized gains	(0.03)		—		(0.16)	—		(0.04)	(0.10)
Total Distributions Declared to Shareholders	(0.28)		(0.25)		(0.41)	(0.19)		(0.31)	(0.39)
Net Asset Value, End of Period	$7.74		$7.59		$7.74	$7.70		$7.63	$7.59
Total return (c)	5.82	%(d)	1.29	%(d)	6.01%	3.38	%(e)	4.68%	3.94%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.58%		1.65%		1.62%	1.73	%(g)	1.68%	1.66%
Waiver/reimbursement	0.02%		—	%(h)	—	—		—	—
Net investment income (f)	3.29%		3.25%		3.32%	3.29	%(g)	3.52%	3.67%
Portfolio turnover rate	10%		7%		4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$24,004		$30,327		$28,600	$38,760		$43,436	$47,989

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.59	$7.74	$7.70	$7.63		$7.59	$7.68
Income from Investment Operations:
Net investment income (b)	0.27	0.27	0.28	0.21		0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.15)	0.19	0.06		0.08	0.01
Total from Investment Operations	0.45	0.12	0.47	0.27		0.37	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.27)	(0.27)	(0.27)	(0.20)		(0.29)	(0.30)
From net realized gains	(0.03)	—	(0.16)	—		(0.04)	(0.11)
Total Distributions Declared to Shareholders	(0.30)	(0.27)	(0.43)	(0.20)		(0.33)	(0.41)
Net Asset Value, End of Period	$7.74	$7.59	$7.74	$7.70		$7.63	$7.59
Total return (c)(d)	6.13%	1.59%	6.33%	3.61	%(e)	4.99%	4.24%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.28%	1.35%	1.32%	1.43	%(g)	1.38%	1.36%
Waiver/reimbursement	0.32%	0.30%	0.30%	0.30	%(g)	0.30%	0.30%
Net investment income (f)	3.59%	3.55%	3.62%	3.59	%(g)	3.82%	3.97%
Portfolio turnover rate	10%	7%	4%	9	%(e)	10%	7%
Net assets, end of period (000's)	$16,224	$17,063	$14,244	$18,244		$23,686	$26,354

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2006	Period Ended October 31, 2005 (a)
Net Asset Value, Beginning of Period	$7.59	$7.73
Income from Investment Operations:
Net investment income (b)	0.32	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	0.19	(0.14)
Total from Investment Operations	0.51	(0.10)
Less Distributions Declared to Shareholders:
From net investment income	(0.33)	(0.04)
From net realized gains	(0.03)	—
Total Distributions Declared to Shareholders	(0.36)	(0.04)
Net Asset Value, End of Period	$7.74	$7.59
Total return (c)(d)	6.85%	(1.28	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.60%	0.58	%(g)
Waiver/reimbursement	0.02%	—	%(g)(h)
Net investment income (f)	4.26%	4.29	%(g)
Portfolio turnover rate	10%	7%
Net assets, end of period (000's)	$123,803	$117,979

(a)  Class Z shares commenced operations on September 19, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – Columbia California Tax-Exempt Fund, October 31, 2006

Note 1. Organization

Columbia California Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently

27

Columbia California Tax-Exempt Fund, October 31, 2006

begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and

28

Columbia California Tax-Exempt Fund, October 31, 2006

warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and market discount reclassification adjustments were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$(7,218)	$7,218	—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006	October 31, 2005
Tax-Exempt Income	$18,676,670	$10,343,019
Ordinary Income*	19,408	11,455
Long-Term Capital Gains	1,982,347	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$1,043,321	$379,036	$1,120,142	$40,157,635

* The differences between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$40,293,815
Unrealized depreciation	(136,180)
Net unrealized appreciation	$40,157,635

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia Connecticut Tax-Exempt Fund,

29

Columbia California Tax-Exempt Fund, October 31, 2006

Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the year ended October 31, 2006, the Fund's effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended October 31, 2006, the Fund's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.032% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended October 31, 2006, the Fund's effective transfer agent fee rates, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers, if applicable, was 0.03% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended October 31, 2006, the Distributor retained net underwriting discounts of $13,201 on sales of the Fund's Class A shares and net CDSC fees of $1,000, $35,039 and $501 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to Class A, Class B and Class C shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to Class A, Class B and Class C shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2006, the Fund's effective service fee rate was 0.23% of the Fund's average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion

30

Columbia California Tax-Exempt Fund, October 31, 2006

of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2006, the Fund paid $2,636 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $45,232,487 and $70,170,764, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the year ended October 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of October 31, 2006, a shareholder held 26.1% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this shareholder may have a material effect on the Fund.

31

Columbia California Tax-Exempt Fund, October 31, 2006

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc. At October 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	21.5%
AMBAC Assurance Corp.	20.2
Financial Security Assurance, Inc.	12.4
Financial Guaranty Insurance Co.	9.7

Geographic Concentration

The Fund has greater than 5% of its total investments on October 31, 2006 invested in debt obligations issued by each of California and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their

32

Columbia California Tax-Exempt Fund, October 31, 2006

boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On

33

Columbia California Tax-Exempt Fund, October 31, 2006

March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the year ended October 31, 2006, Columbia has assumed $3,494 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 10. Business Combinations and Mergers

On September 16, 2005, Nations California Municipal Bond Fund merged into Columbia California Tax-Exempt Fund. Columbia California Tax-Exempt Fund received a tax-free transfer of assets from Nations California Municipal Bond Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
32,508,762	$251,266,977	$16,130,077
Net Assets of Columbia California Tax- Exempt Fund Prior to Combination	Net Assets of Nations California Municipal Bond Fund Immediately Prior to Combination	Net Assets of Columbia California Tax-Exempt Fund After Combination
$229,277,193	$251,266,977	$480,544,170

*  Unrealized appreciation is included in the Net Assets Received.

34

Report of Independent Registered Public Accounting Firm

Columbia California Tax-Exempt Fund

To the Trustees of Columbia Funds Series Trust I and the Shareholders of Columbia California Tax-Exempt Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia California Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Series Trust I) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the fiscal periods ended on or prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2006

35

Unaudited Information – Columbia California Tax-Exempt Fund

Federal Income Tax Information

For the fiscal year ended October 31, 2006, the Fund designates long-term gains of $1,154,915.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

36

Fund Governance – Columbia California Tax-Exempt Fund

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Douglas A. Hacker (Born 1955)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May, 2006; Executive Vice President-Strategy of United Airlines (airline) from December, 2002 to May, 2006; President of UAL Loyalty Services (airline marketing company) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from July, 1999 to September, 2001. Oversees 81, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Deputy General Counsel-Corporate Legal Services, ConocoPhillips (integrated petroleum company) since August, 2006; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March, 2005 to July, 2006; Adjunct Professor of Law, Northwestern University, from September, 2004 to June, 2006, Director, UAL Corporation (airline) from February, 2006 to July, 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September, 2003 to March, 2004; Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003. Oversees 81, None

Richard W. Lowry (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1995)	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987). Oversees 83, None

Charles R. Nelson (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; Director, Institute for Economic Research, University of Washington from September, 2001 to June, 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 81, None

37

Fund Governance (continued) – Columbia California Tax-Exempt Fund

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
John J. Neuhauser (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	University Professor, Boston College since November, 2005; Academic Vice President and Dean of Faculties, Boston College from August, 1999 to October, 2005. Oversees 83, None

Patrick J. Simpson (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 81, None

Thomas E. Stitzel (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Business Consultant since 1999; Chartered Financial Analyst. Oversees 81, None

Thomas C. Theobald (Born 1937)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee and Chairman of the Board(2) (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September, 2004. Oversees 81, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997). Oversees 81, Chairman of the Board of Directors, Enesco Group, Inc. (producer of giftware and home and garden decor products)

38

Fund Governance (continued) – Columbia California Tax-Exempt Fund

Independent Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
William E. Mayer (Born 1940)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(3) (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February, 1999; Dean and Professor, College of Business, University of Maryland, 1992 to 1997. Oversees 81, Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); Reader's Digest (publishing)

1  In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson who had been a director on the Columbia Board and trustee on the CMG Funds Board, was appointed to serve as trustee of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

3  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of Columbia Management Advisors, LLC ("the Advisor") since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

39

Fund Governance (continued) – Columbia California Tax-Exempt Fund

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex since August, 2004; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004. Vice President Product Strategy and Development of the Advisor from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

40

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

41

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund,

42

supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

43

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

44

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

45

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of

46

scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

47

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

48

Important Information About This Report – Columbia California Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

49

Columbia California Tax-Exempt Fund

Annual Report – October 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/115031-1006 (12/06) 06/31736

Columbia Management®

Columbia Connecticut Tax-Exempt Fund

Annual Report – October 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Economic Update	1

Performance Information	2

Understanding Your Expenses	3

Portfolio Manager's Report	4

Fund Profile	6

Investment Portfolio	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Unaudited Information	26

Fund Governance	27

Board Consideration and Approval of Investment Advisory Agreements	31

Summary of Management Fee Evaluation by Independent Fee Consultant	34

Columbia Funds	39

Important Information About This Report	41

The views expressed in the President's Message and Portfolio Manager's report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

As you read the following message from the manager of your Columbia fund, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Connecticut Tax-Exempt Fund

The US economy grew at a solid but uneven pace during the 12-month period that began November 1, 2005 and ended October 31, 2006. Gross domestic product (GDP) growth slowed to an estimated annualized rate of approximately 3.0% as a soft housing market and slower job growth weighed on the economy. However, consumer spending remained relatively steady and rising profits freed up cash for business spending. Personal income also rose.

Early in the period, the economy reeled from the effects of hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer. The twin storms disrupted the flow of energy products and left millions of Americans without homes or jobs. Consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.8% in the fourth quarter of 2005. The economy regained considerable momentum early in 2006 before falling back to a 2.2% rate of growth in the third quarter. The slower pace reinforced the Federal Reserve Board's mid-summer decision to keep short-term interest rates at 5.25%.

Bonds bounced back

Although bond yields moved higher early in the period, the US bond market delivered solid returns, as prices rose and yields declined in the last four months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.61%—just slightly higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 5.19% for the 12-month period. High-yield bonds led the fixed income markets, reflecting investor confidence about the overall resilience of the economy despite its slower pace of growth. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 10.25%.

Stocks moved solidly higher

Despite bouts of volatility, the S&P 500 Index—a broad measure of large company stock market performance—returned 16.34% for this reporting period, gaining considerable ground in the last months of the period. Small-cap stocks outperformed mid-cap and large-cap stocks, as measured by their respective Russell indices. The Russell 1000 Index returned 16.02%, the Russell MidCap Index returned 17.41% and the Russell 2000 Index returned 19.98%.1 Foreign stock markets generally did better than the US market. The MSCI EAFE Index, which tracks stock market performance in industrialized countries outside the United States, returned 27.52%. Japanese stocks, which account for a substantial percentage of the foreign index, contributed to the index's strong gains but gave back some returns midway through the period.

1 The Russell 1000 Index tracks the performance of 1,000 of the largest US companies, based on market capitalization. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Summary

For the 12-month period ended October 31, 2006

■   Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers U.S. Aggregate Bond Index to a positive return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the fixed-income markets.

Lehman Index	Merrill Lynch Index

■   Despite bouts of volatility, the broad stock market, as measured by the S&P 500 Index, returned 16.34%. Foreign stocks did better than domestic stocks, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index.

S&P Index	MSCI Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

1

Performance Information – Columbia Connecticut Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	17,025	16,217
Class B	15,801	15,801
Class C	16,244	16,244

Growth of a $10,000 investment 11/01/96 – 10/31/06

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Connecticut Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C
Inception	11/01/91		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
1-year	5.25	0.25	4.47	–0.53	4.78	3.78
5-year	4.23	3.22	3.45	3.11	3.76	3.76
10-year	5.47	4.95	4.68	4.68	4.97	4.97

Average annual total return as of 09/30/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
1-year	3.68	–1.25	2.90	–2.03	3.21	2.23
5-year	4.42	3.41	3.65	3.30	3.96	3.96
10-year	5.51	5.00	4.73	4.73	5.01	5.01

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

2

Understanding Your Expenses – Columbia Connecticut Tax-Exempt Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.50	1,020.97	4.33	4.28	0.84
Class B	1,000.00	1,000.00	1,039.52	1,017.19	8.17	8.08	1.59
Class C	1,000.00	1,000.00	1,041.08	1,018.70	6.64	6.56	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Portfolio Manager's Report – Columbia Connecticut Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	7.92
Class B	7.92
Class C	7.92

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.39
Class B	0.33
Class C	0.36

Distributions include $0.11 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields

as of 10/31/06 (%)

Class A	3.01
Class B	2.41
Class C	2.71

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.84
Class B	3.89
Class C	4.37

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Columbia Connecticut Tax-Exempt Fund's Class A shares returned 5.25% without sales charge. The fund's return was lower than the 5.75% return of the Lehman Brothers Municipal Bond Index.1 Expenses, which the fund incurs but the index does not, generally accounted for the performance difference. The fund's return was higher than the 4.78% average return of its peer group, the Lipper Connecticut Municipal Debt Funds Classification average.2 We believe that the fund held more intermediate-term non-callable issues than its peers, many of which may have been heavily weighted in longer-term bonds that could be called in by their issuers within a few years. Because many had shorter effective maturities, these callable bonds did not participate fully in the strong rally that marked the latter part of the period.

A pause in Fed rate hikes helped boost results

Bond prices began the period under pressure from rising interest rates and unsettling data on core inflation. But as the period progressed, there were signs that the Federal Reserve Board's (the Fed's) continued short-term rate increases were working to slow economic growth and keep inflation under control. The housing sector cooled and falling energy prices took some steam out of inflation. As a result, the Fed put further rate hikes on hold late in the summer and held the federal funds rate at 5.25% through the end of the period.

The bond market rallied in response to the Fed's decision, wiping out earlier losses and driving solid gains in all but the shortest-maturity bonds. In this environment, the fund benefited from a decision to have more exposure than the competition to non-callable, intermediate-maturity bonds. These bonds were the primary drivers of the fund's performance relative to the index.

Housing slowdown has tempered Connecticut's growth

After a long stretch of robust building activity, Connecticut's housing market has begun to slide. The slowdown is pressuring the state's broader economy as well, casting shadows over housing-related trades and deflating consumer enthusiasm.

The building industry has also been an important factor in the state's payroll growth, and fewer construction projects are likely to mean weaker job creation. If the decline turns out to be severe, shrinking home values might also depress property tax collections. As long as the slowdown remains moderate, the state's economic health should remain sound.

Connecticut boasts the highest per capita income in the country, thanks in part to the large numbers of Wall Street workers living over the border, especially in Fairfield County. Consequently, conditions on Wall Street are often mirrored in Connecticut's economy. This year, generous employee compensation—reflecting exceptional profits in the securities business—has boosted state tax revenues. Further, some financial firms

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

4

Portfolio Manager's Report (continued) – Columbia Connecticut Tax-Exempt Fund are looking at the state as a possible alternative to operations now concentrated in New York City. If executed, such moves would provide good-paying employment growth. Overall, we believe that Connecticut's economy will continue to grow in the quarters ahead, but at a more restrained pace.

Nationwide, the housing slump and high consumer debts are likely to remain a drag on the economy. These factors may result in slower economic growth in 2007. However, slower growth should cool inflationary fires, giving the Fed latitude to hold short-term rates steady or perhaps institute modest cuts in 2007. We plan to manage the fund with those expectations in mind, believing that rates will stabilize or decline on the intermediate-term issues we favor. However, we will monitor economic data closely and may reassess our strategy if rising energy prices or other factors cause inflation to quicken.

Top 5 sectors

as of 10/31/06 (%)

Local General Obligations	32.4
Education	14.2
State General Obligations	10.1
Special Non-Property Tax	8.6
Refunded/Escrowed	8.1

Quality breakdown

as of 10/31/06 (%)

AAA	76.7
AA	16.8
A	3.1
BB	1.9
Non-rated	0.8
Cash and Equivalents	0.7

Maturity breakdown

as of 10/31/06 (%)

0-1 years	0.4
3-5 years	1.9
5-7 years	25.1
7-10 years	24.1
10-15 years	22.3
15-20 years	10.2
20-25 years	6.6
25 years and over	8.7
Cash and Equivalents	0.7

Sector weightings are calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

5

Fund Profile – Columbia Connecticut Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+5.25%

Class A shares (without sales charge)

+5.75%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process outlined in the fund's prospectus.

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 5.25% without sales charge.

■   A pause in the Federal Reserve Board's short-term rate hikes led to a bond market rally late in the period.

■   The fund's emphasis on intermediate-term, non-callable issues aided its performance.

Portfolio Management

Gary Swayze has managed Columbia Connecticut Tax-Exempt Fund since November 1997 and has been with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

6

Investment Portfolio – Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Municipal Bonds – 98.2%

	Par ($)	Value ($)
Education – 19.1%
Education – 14.2%
CT Health & Educational Facilities Authority
Connecticut College:
Series 2000 D-1,
Insured: MBIA
5.750% 07/01/30	2,000,000	2,157,460
Series 2002 E,
Insured: MBIA
5.250% 07/01/22	400,000	433,596
Miss Porter's School,
Series 2006 B,
Insured: AMBAC
5.000% 07/01/36	1,075,000	1,145,327
Trinity College:
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	2,000,000	2,352,280
Series 2001 G,
Insured: AMBAC
5.000% 07/01/21	1,000,000	1,058,770
University of Connecticut,
Series 2000 A:
5.250% 05/15/15	1,500,000	1,616,235
Insured: FGIC:
5.250% 11/15/14	2,135,000	2,340,515
5.250% 11/15/18	2,095,000	2,280,114
University of Hartford,
Series 2002,
Insured: RAD
5.375% 07/01/15	1,875,000	2,026,369
Yale University,
Series 2003 X-1,
5.000% 07/01/42	2,500,000	2,624,750
Education Total		18,035,416
Prep School – 4.9%
CT Health & Educational Facilities Authority
Brunswick School,
Series 2003 B,
Insured: MBIA
5.000% 07/01/33	670,000	704,029
Loomis Chaffee School:
Series 2001 E,
5.250% 07/01/21	1,765,000	1,875,754
Series 2005 F,
Insured: AMBAC:
5.250% 07/01/25	2,035,000	2,343,872
5.250% 07/01/26 (a)	1,045,000	1,207,644
Prep School Total		6,131,299
Education Total		24,166,715

	Par ($)	Value ($)
Health Care – 3.7%
Health Services – 0.2%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC
5.000% 07/01/23	255,000	270,129
Health Services Total		270,129
Hospitals – 3.1%
CT Health & Educational Facilities Authority
Catholic Health East,
Series 1999 F,
Insured: MBIA
5.750% 11/15/29	1,000,000	1,066,750
Danbury Hospital,
Series 2006 H,
Insured: AMBAC
4.500% 07/01/33	2,000,000	2,024,640
Hospital for Special Care,
Series 1997 B,
5.375% 07/01/17	800,000	821,584
Hospitals Total		3,912,974
Intermediate Care Facilities – 0.4%
CT Housing Finance Authority
Series 2000,
Insured: AMBAC
5.850% 06/15/30	500,000	529,880
Intermediate Care Facilities Total		529,880
Health Care Total		4,712,983
Housing – 1.8%
Multi-Family – 0.6%
CT Greenwich Housing Authority
Greenwich Close Apartments,
Series 1997 A,
6.350% 09/01/27	750,000	781,898
Multi-Family Total		781,898
Single-Family – 1.2%
CT Housing Finance Authority
Series 2006, AMT,
4.875% 11/15/36	1,500,000	1,518,015
Single-Family Total		1,518,015
Housing Total		2,299,913

See Accompanying Notes to Financial Statements.

7

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 8.1%
Refunded/Escrowed(b) – 8.1%
CT Development Authority Sewer Sludge Disposal Facilities
New Haven Residuals LP,
Series 1996, AMT,
Escrowed to Maturity,
8.250% 12/01/06	260,000	260,913
CT Government
Series 1993 B,
Escrowed to Maturity,
5.400% 09/15/09	25,000	26,293
Series 2002 F,
Pre-refunded 10/15/12,
Insured: FSA
5.000% 10/15/19	1,730,000	1,861,636
CT Health & Educational Facilities Authority
State University,
Series 2003 E,
Pre-refunded 11/01/12,
Insured: FGIC
5.000% 11/01/14	2,060,000	2,217,837
University of Connecticut,
Series 2002 A,
Pre-refunded 04/01/12,
Insured: FGIC
5.375% 04/01/16	1,200,000	1,306,404
CT New Haven
Series 2002 A,
Pre-refunded 11/01/11,
Insured: AMBAC
5.250% 11/01/16	2,000,000	2,166,500
Series 2002 B,
Escrowed to Maturity,
Insured: FGIC
5.000% 11/01/16	10,000	10,791
Series 2002 C,
Escrowed to Maturity,
Insured: MBIA
5.000% 11/01/20	10,000	10,824
CT North Branford
Series 2001,
Pre-refunded 10/01/10,
Insured: MBIA
5.000% 10/01/15	50,000	53,101

	Par ($)	Value ($)
CT Waterbury
Series 2002 A,
Pre-refunded 04/01/12,
Insured: FSA
5.375% 04/01/16	1,655,000	1,801,749
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
Insured: AMBAC
5.500% 08/01/27	450,000	543,100
Refunded/Escrowed Total		10,259,148
Other Total		10,259,148
Resource Recovery – 1.2%
Resource Recovery – 1.2%
CT Resource Recovery Authority
American Re-Fuel Co.,
Series 2001 AII, AMT,
5.500% 11/15/15	1,500,000	1,575,105
Resource Recovery Total		1,575,105
Resource Recovery Total		1,575,105
Tax-Backed – 56.9%
Local Appropriated – 2.4%
CT Naugatuck
Series 2002 A, AMT,
Insured: AMBAC:
5.000% 06/15/15	1,405,000	1,475,053
5.000% 06/15/16	1,475,000	1,545,889
Local Appropriated Total		3,020,942
Local General Obligations – 32.4%
CT Bridgeport
Series 1997 A:
Insured: AMBAC
6.250% 03/01/12	2,465,000	2,789,098
Insured: MBIA
5.500% 08/15/19	1,500,000	1,746,375
Series 2004 C,
Insured: MBIA
5.500% 08/15/21	1,225,000	1,439,081
CT Cheshire
Series 2000 B,
5.000% 08/01/14	1,720,000	1,872,753

See Accompanying Notes to Financial Statements.

8

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CT Danbury
Series 1994:
4.500% 02/01/12	1,280,000	1,340,710
4.500% 02/01/13	1,280,000	1,348,877
CT East Hartford
Series 2003,
Insured: FGIC
5.250% 05/01/15	1,000,000	1,118,580
CT East Haven
Series 2003,
Insured: MBIA
5.000% 09/01/15	640,000	705,062
CT Farmington
Series 1993:
5.700% 01/15/12	590,000	651,218
5.700% 01/15/13	570,000	638,326
CT Granby
Series 1993,
Insured: MBIA
6.550% 04/01/10	175,000	191,569
Series 2006,
5.000% 02/15/26	540,000	620,768
CT Hartford County Metropolitan District
Series 1991,
6.200% 11/15/10	220,000	241,666
Series 1993:
5.200% 12/01/12	600,000	651,054
5.200% 12/01/13	500,000	547,715
5.625% 02/01/11	600,000	646,470
5.625% 02/01/12	600,000	655,752
5.625% 02/01/13	600,000	664,170
CT Montville
Series 1993,
6.300% 03/01/12	335,000	379,786
CT New Britain
Series 1993 A,
Insured: MBIA
6.000% 10/01/12	2,000,000	2,197,740
Series 1993 B,
Insured: MBIA
6.000% 03/01/12	1,000,000	1,087,780
Series 2006,
Insured: AMBAC
5.000% 04/15/21	1,160,000	1,297,228

	Par ($)	Value ($)
CT New Haven
Series 2002 B,
Insured: FGIC
5.000% 11/01/16	2,230,000	2,402,602
Series 2002 C,
Insured: MBIA
5.000% 11/01/20	1,465,000	1,571,242
CT New London
Series 2003 C,
Insured: AMBAC
5.000% 02/01/13	1,645,000	1,779,281
CT New Milford
Series 2004,
Insured: AMBAC
5.000% 01/15/17	1,025,000	1,138,181
CT Plainville
Series 2002,
Insured: FGIC:
5.000% 12/01/15	400,000	428,756
5.000% 12/01/16	500,000	535,945
CT Regional School District No. 14
Series 1991,
6.100% 12/15/06	285,000	285,838
CT Stamford
Series 2003 B,
5.250% 08/15/16	2,750,000	3,113,633
CT Suffield
Series 2005,
5.000% 06/15/20	1,400,000	1,566,208
CT West Hartford
Series 2003,
5.000% 07/15/12	1,285,000	1,385,847
Series 2005 B,
5.000% 10/01/24	1,500,000	1,622,040
CT Westbrook
Series 1992,
Insured: MBIA
6.300% 03/15/12	265,000	300,650
CT Westport
Series 2003,
5.000% 08/15/15	1,000,000	1,097,900

See Accompanying Notes to Financial Statements.

9

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 2002 A,
Insured: FSA
5.250% 08/01/18	1,000,000	1,078,490
Local General Obligations Total		41,138,391
Special Non-Property Tax – 8.6%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B,
6.125% 09/01/12	2,600,000	2,868,996
Series 2002 B,
Insured: AMBAC
5.000% 12/01/21	1,500,000	1,593,555
Series 2004 B,
Insured: AMBAC
5.250% 07/01/18	2,000,000	2,274,180
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA
5.500% 07/01/21	1,000,000	1,171,250
Series 2005 L,
Insured: AMBAC
5.250% 07/01/38	2,000,000	2,373,700
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A,
Insured: AMBAC
(c) 07/01/35	2,000,000	561,460
Special Non-Property Tax Total		10,843,141
State Appropriated – 3.4%
CT Juvenile Training School
Series 2001,
4.750% 12/15/25	3,000,000	3,075,090
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Insured: AMBAC
5.500% 08/01/27	1,050,000	1,258,950
State Appropriated Total		4,334,040
State General Obligations – 10.1%
CT State
Series 1990 B,
(c) 11/15/10	1,450,000	1,255,903
Series 2001,
Insured: FSA
5.500% 12/15/14	1,500,000	1,694,715

	Par ($)	Value ($)
Series 2001 C,
Insured: FSA
5.500% 12/15/15	1,500,000	1,709,985
Series 2002 E,
Insured: FSA
5.375% 11/15/14	1,250,000	1,365,900
Series 2005 B,
Insured: AMBAC
5.250% 06/01/20	400,000	457,876
Series 2006 A,
Insured: FSA
4.750% 12/15/22	1,500,000	1,590,255
PR Commonwealth of Puerto Rico
Public Improvement,
Series 2001,
Insured: FSA
5.500% 07/01/16	1,250,000	1,431,388
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1993 X,
Insured: FSA
5.500% 07/01/13	3,000,000	3,289,620
State General Obligations Total		12,795,642
Tax-Backed Total		72,132,156
Transportation – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
Series 2002,
Insured: AMBAC
5.375% 12/01/15	500,000	562,945
Transportation Total		562,945
Transportation Total		562,945
Utilities – 6.9%
Municipal Electric – 5.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ,
Insured: MBIA
5.250% 07/01/15	2,000,000	2,234,240
Series 2002 KK,
Insured: MBIA
5.500% 07/01/15	1,500,000	1,703,310
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	2,500,000	2,840,050
Municipal Electric Total		6,777,600

See Accompanying Notes to Financial Statements.

10

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Water & Sewer – 1.6%
CT South Central Regional Water Authority
Series 2005,
Insured: MBIA
5.000% 08/01/30(c)	1,870,000	1,991,157
Water & Sewer Total		1,991,157
Utilities Total		8,768,757
Total Municipal Bonds (Cost of $118,340,667)		124,477,722

Investment Company – 0.0%

	Shares
Dreyfus Connecticut Municipal Money Market Fund	490	490
Total Investment Company (Cost of $490)		490

Short-Term Obligations – 0.7%

	Par ($)
Variable Rate Demand Notes(d) – 0.7%
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
LOC: Sun Trust Bank N.A.
3.570% 08/01/25	200,000	200,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center,
Series 2002,
Insured: AMBAC,
LOC: U.S. Bank N.A.
3.620% 06/01/18	200,000	200,000
TX Harris County Health Facilities Development Corp.
Texas Medical Center,
Series 2006,
Insured: MBIA,
LOC: JPMorgan Chase Bank
3.630% 05/01/35	300,000	300,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.570% 08/15/20	200,000	200,000
Variable Rate Demand Notes Total		900,000
Total Short-Term Obligations (Cost of $900,000)		900,000

Value ($)
Total Investments – 98.9% (Cost of $119,241,157)(e)	125,378,212
Other Assets & Liabilities, Net – 1.1%	1,405,654
Net Assets – 100.0%	126,783,866

Notes to Investment Portfolio:

(a) A portion of this security with a market value of $577,820 is pledged as collateral for open futures contracts.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Zero coupon bond.

(d) Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of October 31, 2006.

(e) Cost for federal income tax purposes is $119,195,939.

At October 31, 2006, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	22	$2,478,438	$2,467,366	Dec-2006	$(11,072)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	56.9%
Education	19.1
Other	8.1
Utilities	6.9
Health Care	3.7
Housing	1.8
Resource Recovery	1.2
Transportation	0.5
98.2
Investment Company	0.0 *
Short-Term Obligations	0.7
Other Assets & Liabilities, Net	1.1
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Connecticut Tax-Exempt Fund, October 31, 2006

		($)
Assets	Investments, at cost	119,241,157
	Investments, at value	125,378,212
	Cash	50,162
	Receivable for:
	Fund shares sold	81,921
	Interest	1,858,464
	Expense reimbursement due from Investment Advisor	24,897
	Deferred Trustees' compensation plan	18,713
	Total Assets	127,412,369
Liabilities	Payable for:
	Fund shares repurchased	245,810
	Futures variation margin	11,072
	Distributions	139,845
	Investment advisory fee	53,434
	Transfer agent fee	53,242
	Pricing and bookkeeping fees	7,867
	Trustees' fees	935
	Audit fee	29,300
	Custody fee	420
	Distribution and service fees	47,453
	Chief compliance officer expenses	342
	Deferred Trustees' fees	18,713
	Other liabilities	20,070
	Total Liabilities	628,503
	Net Assets	126,783,866
Net Assets Consist of	Paid-in capital	119,228,472
	Undistributed net investment income	284,942
	Accumulated net realized gain	1,144,469
	Net unrealized appreciation (depreciation) on:
	Investments	6,137,055
	Futures contracts	(11,072)
	Net Assets	126,783,866
Class A	Net assets	87,906,493
	Shares outstanding	11,095,606
	Net asset value per share	7.92	(a)
	Maximum offering price per share ($7.92/0.9525)	8.31	(b)
Class B	Net assets	25,085,238
	Shares outstanding	3,166,210
	Net asset value and offering price per share	7.92	(a)
Class C	Net assets	13,792,135
	Shares outstanding	1,740,883
	Net asset value and offering price per share	7.92	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

12

Statement of Operations – Columbia Connecticut Tax-Exempt Fund
For the Year Ended October 31, 2006

		($)
Investment Income	Interest	6,217,230
Expenses	Investment advisory fee	689,270
	Distribution fee:
	Class B	224,132
	Class C	123,458
	Service fee:
	Class A	217,344
	Class B	70,960
	Class C	39,130
	Transfer agent fee	115,950
	Pricing and bookkeeping fees	84,476
	Trustees' fees	18,914
	Custody fee	7,593
	Chief compliance officer expenses	4,369
	Non-recurring costs (See Note 8)	1,080
	Other expenses	123,527
	Total Expenses	1,720,203
	Fees and expenses waived or reimbursed by Investment Advisor	(214,459)
	Fees waived by Distributor - Class C	(49,297)
	Non-recurring costs assumed by Investment Advisor (See Note 8)	(1,080)
	Custody earnings credit	(2,154)
	Net Expenses	1,453,213
	Net Investment Income	4,764,017
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	1,165,309
	Futures contracts	117,021
	Net realized gain	1,282,330
	Net change in unrealized appreciation on:
	Investments	459,780
	Futures contracts	74,560
	Net change in unrealized appreciation	534,340
	Net Gain	1,816,670
	Net Increase Resulting from Operations	6,580,687

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – Columbia Connecticut Tax-Exempt Fund

Increase (Decrease) in Net Assets	Year Ended October 31,	2006 ($)	2005 ($)
Operations	Net investment income	4,764,017	5,618,349
	Net realized gain on investments and futures contracts	1,282,330	2,240,562
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	534,340	(6,882,207)
	Net Increase Resulting from Operations	6,580,687	976,704
Distributions Declared to Shareholders	From net investment income:
	Class A	(3,350,938)	(3,699,676)
	Class B	(870,658)	(1,165,132)
	Class C	(530,470)	(718,862)
	From net realized gains:
	Class A	(1,307,867)	(619,895)
	Class B	(446,640)	(258,955)
	Class C	(251,025)	(142,805)
	Total Distributions Declared to Shareholders	(6,757,598)	(6,605,325)
Share Transactions	Class A:
	Subscriptions	7,878,040	7,585,473
	Distributions reinvested	2,959,466	2,626,065
	Redemptions	(20,980,042)	(15,303,816)
	Net Decrease	(10,142,536)	(5,092,278)
	Class B:
	Subscriptions	547,075	870,380
	Distributions reinvested	850,955	939,759
	Redemptions	(10,992,245)	(11,926,326)
	Net Decrease	(9,594,215)	(10,116,187)
	Class C:
	Subscriptions	1,136,785	1,194,845
	Distributions reinvested	513,510	594,701
	Redemptions	(7,384,626)	(6,216,695)
	Net Decrease	(5,734,331)	(4,427,149)
	Net Decrease from Share Transactions	(25,471,082)	(19,635,614)
	Total Decrease in Net Assets	(25,647,993)	(25,264,235)
Net Assets	Beginning of period	152,431,859	177,696,094
	End of period	126,783,866	152,431,859
	Undistributed net investment income at end of period	284,942	298,249
Changes in Shares	Class A:
	Subscriptions	1,007,197	939,710
	Issued for distributions reinvested	377,916	325,837
	Redemptions	(2,681,132)	(1,896,506)
	Net Decrease	(1,296,019)	(630,959)
	Class B:
	Subscriptions	69,891	107,725
	Issued for distributions reinvested	108,647	116,560
	Redemptions	(1,407,813)	(1,478,243)
	Net Decrease	(1,229,275)	(1,253,958)
	Class C:
	Subscriptions	145,668	148,440
	Issued for distributions reinvested	65,566	73,778
	Redemptions	(945,156)	(770,875)
	Net Decrease	(733,922)	(548,657)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class A Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.29	0.29	0.29	0.24		0.34	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	(0.23)	0.10	0.10		0.17	0.11
Total from Investment Operations	0.40	0.06	0.39	0.34		0.51	0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.28)	(0.29)	(0.29)	(0.24)		(0.34)	(0.35)
From net realized gains	(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.39)	(0.34)	(0.41)	(0.24)		(0.36)	(0.37)
Net Asset Value, End of Period	$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	5.25%	0.72%	4.91%	4.21	%(e)	6.54%	6.25%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.84%	0.84%	0.83%	0.83	%(g)	0.82%	0.79%
Waiver/reimbursement	0.16%	0.09%	0.09%	0.20	%(g)	0.16%	0.18%
Net investment income (f)	3.67%	3.63%	3.60%	3.97	%(g)	4.21%	4.61%
Portfolio turnover rate	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$87,906	$98,063	$106,661	$111,944		$114,482	$103,760

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class B Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.23	0.23	0.23	0.20		0.28	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	(0.23)	0.10	0.09		0.17	0.11
Total from Investment Operations	0.34	—	0.33	0.29		0.45	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.22)	(0.23)	(0.23)	(0.19)		(0.28)	(0.29)
From net realized gains	(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.33)	(0.28)	(0.35)	(0.19)		(0.30)	(0.31)
Net Asset Value, End of Period	$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	4.47%	(0.03)%	4.13%	3.62	%(e)	5.74%	5.49%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.59%	1.59%	1.58%	1.58	%(g)	1.57%	1.54%
Waiver/reimbursement	0.16%	0.09%	0.09%	0.20	%(g)	0.16%	0.18%
Net investment income (f)	2.93%	2.88%	2.84%	3.22	%(g)	3.46%	3.86%
Portfolio turnover rate	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$25,085	$34,784	$46,271	$55,792		$61,865	$55,997

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.91	$8.19	$8.21	$8.11		$7.96	$7.85
Income from Investment Operations:
Net investment income (b)	0.25	0.26	0.26	0.22		0.30	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.12	(0.24)	0.10	0.09		0.17	0.12
Total from Investment Operations	0.37	0.02	0.36	0.31		0.47	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.25)	(0.25)	(0.26)	(0.21)		(0.30)	(0.32)
From net realized gains	(0.11)	(0.05)	(0.12)	—		(0.02)	(0.02)
Total Distributions Declared to Shareholders	(0.36)	(0.30)	(0.38)	(0.21)		(0.32)	(0.34)
Net Asset Value, End of Period	$7.92	$7.91	$8.19	$8.21		$8.11	$7.96
Total return (c)(d)	4.78%	0.27%	4.44%	3.86	%(e)	6.06%	5.79%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.29%	1.29%	1.28%	1.28	%(g)	1.27%	1.24%
Waiver/reimbursement	0.46%	0.39%	0.39%	0.50	%(g)	0.46%	0.48%
Net investment income (f)	3.23%	3.18%	3.15%	3.52	%(g)	3.76%	4.16%
Portfolio turnover rate	13%	9%	9%	11	%(e)	16%	3%
Net assets, end of period (000's)	$13,792	$19,585	$24,764	$30,218		$30,456	$12,108

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. In March 2006, the Fund was re-domiciled from Columbia Funds Trust V into a new series of Columbia Funds Series Trust I.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

18

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia") of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

19

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

For the year ended October 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities, market discount reclassification and deferred trustee fees were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$(25,258)	$25,258	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006	October 31, 2005
Tax-Exempt Income	$4,726,004	$5,451,047
Ordinary Income*	46,081	132,623
Long-Term Capital Gains	1,985,513	1,021,655

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$399,606	$1,339,854	$6,182,273

*  The differences between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily due to discount accretion/premium amortization on debt securities and market discount reclassification.

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$6,182,273
Unrealized depreciation	—
Net unrealized appreciation	$6,182,273

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the year ended October 31, 2006, the Fund's effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

20

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended October 31, 2006, the Fund's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.061% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended October 31, 2006, the Fund's effective transfer agent fee rates, inclusive of out-of-pocket expenses and sub-transfer agent fees, and net of fee waivers, if applicable, was 0.08% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended October 31, 2006, the Distributor retained net underwriting discounts of $6,539 on sales of the Fund's Class A shares and net CDSC fees of $66,868 and $1,747 on Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2006, the Fund's effective service fee rate was 0.24% of the Fund's average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a

21

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2006, the Fund paid $2,533 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $18,178,854 and $42,406,610, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the year ended October 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of October 31, 2006 a shareholder held 11.0% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this shareholder may have a material effect on the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc. At October 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
AMBAC Assurance Corp.	24.2%
MBIA Insurance Corp.	19.8
Financial Security Assurance, Inc.	13.6
Financial Guaranty Insurance Co.	10.1

Geographic Concentration

The Fund has greater than 5% of its total investments on October 31, 2006 invested in debt obligations issued by each of

22

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

Connecticut and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and

23

Columbia Connecticut Tax-Exempt Fund, October 31, 2006

that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the year ended October 31, 2006, Columbia has assumed $1,080 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

24

Report of Independent Registered Public Accounting Firm

Columbia Connecticut Tax-Exempt Fund

To the Trustees of Columbia Funds Series Trust I and the Shareholders of Columbia Connecticut Tax-Exempt Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Series Trust I) at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets for the two years then ended and the financial highlights for the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the fiscal periods ended on or prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2006

25

Unaudited Information – Columbia Connecticut Tax-Exempt Fund

Federal Income Tax Information

For the fiscal year ended October 31, 2006, the Fund designates long-term capital gains of $1,339,854.

99.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

26

Fund Governance – Columbia Connecticut Tax-Exempt Fund

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Douglas A. Hacker (Born 1955)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May, 2006; Executive Vice President-Strategy of United Airlines (airline) from December, 2002 to May, 2006; President of UAL Loyalty Services (airline marketing company) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from July, 1999 to September, 2001. Oversees 81, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Deputy General Counsel-Corporate Legal Services, ConocoPhillips (integrated petroleum company) since August, 2006; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March, 2005 to July, 2006; Adjunct Professor of Law, Northwestern University, from September, 2004 to June, 2006, Director, UAL Corporation (airline) from February, 2006 to July, 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September, 2003 to March, 2004; Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003. Oversees 81, None

Richard W. Lowry (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1995)	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987). Oversees 83, None

Charles R. Nelson (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; Director, Institute for Economic Research, University of Washington from September, 2001 to June, 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 81, None

27

Fund Governance (continued) – Columbia Connecticut Tax-Exempt Fund

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
John J. Neuhauser (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	University Professor, Boston College since November, 2005; Academic Vice President and Dean of Faculties, Boston College from August, 1999 to October, 2005. Oversees 83, None

Patrick J. Simpson (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 81, None

Thomas E. Stitzel (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Business Consultant since 1999; Chartered Financial Analyst. Oversees 81, None

Thomas C. Theobald (Born 1937)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee and Chairman of the Board(2) (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September, 2004. Oversees 81, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997). Oversees 81, Chairman of the Board of Directors, Enesco Group, Inc. (producer of giftware and home and garden decor products)

28

Fund Governance (continued) – Columbia Connecticut Tax-Exempt Fund

Independent Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
William E. Mayer (Born 1940)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(3) (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February, 1999; Dean and Professor, College of Business, University of Maryland, 1992 to 1997. Oversees 81, Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); Reader's Digest (publishing)

1  In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson who had been a director on the Columbia Board and trustee on the CMG Funds Board, was appointed to serve as trustee of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

3  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of Columbia Management Advisors, LLC ("the Advisor") since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

29

Fund Governance (continued) – Columbia Connecticut Tax-Exempt Fund

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex since August, 2004; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004. Vice President Product Strategy and Development of the Advisor from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

30

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of

31

services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

32

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

33

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1 CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2 I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

34

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

35

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of

36

scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

37

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

38

Columbia Funds – Columbia Connecticut Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

39

Columbia Funds – Columbia Connecticut Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

40

Important Information About This Report – Columbia Connecticut Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Connecticut Tax-Exempt Fund

Annual Report – October 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/114847-1006 (12/06) 06/31650

Columbia Management®

Columbia Massachusetts
Tax-Exempt Fund

Annual Report – October 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Economic Update	1

Performance Information	2

Understanding Your Expenses	3

Portfolio Manager's Report	4

Fund Profile	6

Investment Portfolio	7

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	29

Unaudited Information	30

Fund Governance	31

Board Consideration and Approval of Investment Advisory Agreements	35

Summary of Management Fee Evaluation by Independent Fee Consultant	38

Columbia Funds	43

Important Information About This Report	45

The views expressed in the President's Message and Portfolio Manager's report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

As you read the following message from the manager of your Columbia fund, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Massachusetts Tax-Exempt Fund

The US economy grew at a solid but uneven pace during the 12-month period that began November 1, 2005 and ended October 31, 2006. Gross domestic product (GDP) growth slowed to an estimated annualized rate of approximately 3.0% as a soft housing market and slower job growth weighed on the economy. However, consumer spending remained relatively steady and rising profits freed up cash for business spending. Personal income also rose.

Early in the period, the economy reeled from the effects of hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer. The twin storms disrupted the flow of energy products and left millions of Americans without homes or jobs. Consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.8% in the fourth quarter of 2005. The economy regained considerable momentum early in 2006 before falling back to a 2.2% rate of growth in the third quarter. The slower pace reinforced the Federal Reserve Board's mid-summer decision to keep short-term interest rates at 5.25%.

Bonds bounced back

Although bond yields moved higher early in the period, the US bond market delivered solid returns, as prices rose and yields declined in the last four months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.61%—just slightly higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 5.19% for the 12-month period. High-yield bonds led the fixed income markets, reflecting investor confidence about the overall resilience of the economy despite its slower pace of growth. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 10.25%.

Stocks moved solidly higher

Despite bouts of volatility, the S&P 500 Index—a broad measure of large company stock market performance—returned 16.34% for this reporting period, gaining considerable ground in the last months of the period. Small-cap stocks outperformed mid-cap and large-cap stocks, as measured by their respective Russell indices. The Russell 1000 Index returned 16.02%, the Russell MidCap Index returned 17.41% and the Russell 2000 Index returned 19.98%.1 Foreign stock markets generally did better than the US market. The MSCI EAFE Index, which tracks stock market performance in industrialized countries outside the United States, returned 27.52%. Japanese stocks, which account for a substantial percentage of the foreign index, contributed to the index's strong gains but gave back some returns midway through the period.

1The Russell 1000 Index tracks the performance of 1,000 of the largest US companies, based on market capitalization. The Russell MidCap Index is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

Summary

For the 12-month period ended October 31, 2006

■  Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers U.S. Aggregate Bond Index to a positive return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the fixed-income markets.

Lehman Index	Merrill Lynch Index

■  Despite bouts of volatility, the broad stock market, as measured by the S&P 500 Index, returned 16.34%. Foreign stocks did better than domestic stocks, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index.

S&P Index	MSCI Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

1

Performance Information – Columbia Massachusetts Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	17,389	16,563
Class B	16,141	16,141
Class C	16,590	16,590

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Massachusetts Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total returns as of 10/31/06 (%)

Share class	A		B		C
Inception	04/10/87		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
1-year	6.30	1.25	5.50	0.50	5.82	4.82
5-year	4.90	3.88	4.12	3.78	4.43	4.43
10-year	5.69	5.18	4.90	4.90	5.19	5.19

Average annual total return as of 09/30/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
1-year	4.32	-0.63	3.54	-1.43	3.85	2.86
5-year	5.05	4.03	4.27	3.93	4.58	4.58
10-year	5.73	5.22	4.94	4.94	5.23	5.23

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

2

Understanding Your Expenses – Columbia Massachusetts Tax-Exempt Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.21	1,020.37	4.96	4.89	0.96
Class B	1,000.00	1,000.00	1,046.28	1,016.59	8.82	8.69	1.71
Class C	1,000.00	1,000.00	1,047.89	1,018.10	7.28	7.17	1.41

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Portfolio Manager's Report – Columbia Massachusetts Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	7.94
Class B	7.94
Class C	7.94

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.37
Class B	0.31
Class C	0.33

Distributions include $0.06 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields

as of 10/31/06 (%)

Class A	3.15
Class B	2.56
Class C	2.86

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	5.13
Class B	4.18
Class C	4.66

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Columbia Massachusetts Tax-Exempt Fund's Class A shares returned 6.30% without sales charge. This was more than the 5.75% return of the Lehman Brothers Municipal Bond Index1 and the 5.03% average return of the fund's peer group, the Lipper Massachusetts Municipal Debt Funds Classification average.2 We believe that the fund held more intermediate-term non-callable issues than its peers, many of which may have been more heavily invested in longer-term bonds that could be called by their issuers in 10 years or less. Because these callable bonds had shorter effective maturities, they did not participate fully in the strong rally that occurred late in the period.

A pause in Fed rate hikes helped boost results

Bond prices began the period under pressure from rising interest rates and unsettling data on core inflation. But as the period progressed, there were signs that the Federal Reserve Board's (the Fed's) continued short-term rate increases were working to slow economic growth and keep inflation under control. The housing sector cooled and falling energy prices took some steam out of inflation. As a result, the Fed put further rate hikes on hold late in the summer and held the federal funds rate at 5.25% through the end of the period.

The bond market rallied in response to the Fed's decision, wiping out earlier losses and driving solid gains in all but the shortest-maturity bonds. In this environment, the fund benefited from a decision to have more exposure than the competition to non-callable, intermediate-term bonds. These bonds were the primary drivers of the fund's strong performance relative to the index.

A stable outlook for Massachusetts

After years of dramatic rises in residential real estate prices, the nationwide housing slowdown has extended to Massachusetts. But while falling home values can be expected to dampen consumer enthusiasm, other parts of the Commonwealth's economy have experienced solid gains. The biotech industry has been a continuing source of growth. The Commonwealth provides fertile ground for biotech firms, thanks to the presence of several research universities and a number of major teaching hospitals. The financial services, education and health care industries, as well as manufacturing, have also experienced job growth.

We believe Massachusetts has a highly skilled and educated workforce with above-average incomes. But the Commonwealth's newly-elected governor faces several challenges, including a shrinking population, driven by high cost of living. The widely publicized failure of parts of the Big Dig artery/tunnel project seems to have had no effect on Massachusetts' municipal bonds.

1The Lehman Brothers Municipal Bond Index is representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

4

Portfolio Manager's Report (continued) – Columbia Massachusetts Tax-Exempt Fund

Overall, our outlook for Massachusetts is for continued stability, characterized by modest job growth and generally steady economic conditions. However, we will be alert to the possible impact of any tax and spending initiatives from the new administration.

In Massachusetts, as elsewhere, the housing slump and high level of consumer debts are likely to remain a drag on the economy. These factors may result in slower economic growth in 2007. However, slower growth should cool inflationary fires, giving the Fed latitude to hold short-term rates steady or perhaps institute modest cuts in 2007. We plan to manage the fund with those expectations in mind, believing that rates will stabilize or decline on the intermediate-term issues we favor. However, we will monitor economic data closely and may reassess our strategy if rising energy prices or other factors cause inflation to quicken.

Top 5 sectors

as of 10/31/06 (%)

Education	17.5
Water & Sewer	15.4
Refunded/Escrowed	13.3
State General Obligations	12.9
Hospitals	7.7

Quality breakdown

as of 10/31/06 (%)

AAA	57.7
AA	21.7
A	2.0
BBB	7.0
BB	2.3
Non-rated	6.6
Cash and Equivalents	2.7

Maturity breakdown

as of 10/31/06 (%)

1-3 years	2.0
3-5 years	8.3
5-7 years	6.5
7-10 years	17.5
10-15 years	36.7
15-20 years	7.8
20-25 years	5.8
25 years and over	12.7
Cash and Equivalents	2.7

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

5

Fund Profile – Columbia Massachusetts Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+6.30%

Class A shares (without sales charge)

+5.75%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the 12-month period ended October 31, 2006, the fund's Class A shares returned 6.30% without sales charge.

■  A pause in the Federal Reserve Board's short-term rate hikes led to a bond market rally late in the period.

■  The fund's emphasis on intermediate-term, non-callable issues accounted for its strong performance relative to the index.

Portfolio Management

Gary Swayze has managed Columbia Massachusetts Tax-Exempt Fund since July 1998 and has been with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

6

Investment Portfolio – Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – 96.2%

Education – 19.5%		Par ($)	Value ($)
Education – 17.5%
MA College Building Authority
	Series 1994 A, 7.500% 05/01/14	1,825,000	2,226,591
	Series 2006 A, Insured: AMBAC 5.000% 05/01/36	1,000,000	1,061,330
MA Development Finance Agency
	Babson College, Series 2005 A, Insured: MBIA 4.375% 10/01/35	500,000	492,315
	Boston University, Series 1999 P, 6.000% 05/15/59	1,000,000	1,216,630
	College of Pharmacy & Allied Health Services, Series 2003 C, 5.750% 07/01/33	1,000,000	1,069,730
	College of The Holy Cross, Series 2002, Insured: AMBAC 5.250% 09/01/32	4,000,000	4,735,640
MA Health & Educational Facilities Authority
	Harvard University: Series 1991 N, 6.250% 04/01/20	2,675,000	3,339,524
	Series 2005, 5.000% 07/15/35	1,500,000	1,596,780
	Massachusetts Institute of Technology: Series 2002 K: 5.375% 07/01/17	4,250,000	4,856,347
	5.500% 07/01/32	1,500,000	1,839,555
	Series 2003 L, 5.000% 07/01/18	2,500,000	2,782,975
	Tufts University, Series 2002 J: 5.500% 08/15/16	1,250,000	1,426,450
	5.500% 08/15/18	1,000,000	1,157,180
	Wellesley College, Series 2003, 5.000% 07/01/21	1,000,000	1,068,210
MA University of Massachusetts Building Authority
	Series 2003-1, Insured: AMBAC 5.250% 11/01/14	1,155,000	1,266,238
	Education Total		30,135,495
Prep School – 1.2%
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children, Series 1999 C, 6.100% 07/01/19	1,000,000	1,024,730

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

		Par ($)	Value ($)
MA Industrial Finance Agency
	Cambridge Friends School, Series 1998, 5.750% 09/01/18	1,000,000	1,025,440
	Prep School Total		2,050,170
Student Loan – 0.8%
MA Educational Financing Authority
	Series 2002 E, AMT, Insured: AMBAC 5.000% 01/01/13	1,340,000	1,386,110
	Student Loan Total		1,386,110
	Education Total		33,571,775
Health Care – 12.6%
Continuing Care Retirement – 1.2%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc., Series 1998, 5.875% 07/01/18	950,000	970,729
MA Development Finance Agency
	Loomis House, Inc., Series 2002 A, 6.900% 03/01/32	1,000,000	1,101,180
	Continuing Care Retirement Total		2,071,909
Health Services – 0.7%
MA Development Finance Agency
	Boston Biomedical Research Institute, Series 1999, 5.750% 02/01/29	1,200,000	1,247,928
	Health Services Total		1,247,928
Hospitals – 7.7%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp., Series 2000, 6.250% 08/01/20	1,000,000	1,094,230
MA Health & Educational Facilities Authority
	Covenant Health System, Series 2002, 6.000% 07/01/31	1,000,000	1,088,390
	Jordan Hospital, Series 2003 E, 6.750% 10/01/33	1,500,000	1,662,915
	Milford-Whitinsville Regional Hospital, Series 2002 D, 6.350% 07/15/32	500,000	537,855
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp., Series 1989 A-2: (a) 08/01/08	2,000,000	1,874,640
	(a) 08/01/10	8,000,000	6,946,800
	Hospitals Total		13,204,830

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

Intermediate Care Facilities – 1.0%		Par ($)	Value ($)
MA Development Finance Agency
	Evergreen Center, Inc., Series 2005, 5.500% 01/01/35	750,000	772,553
	New England Center for Children, Series 1998, 5.875% 11/01/18	900,000	915,849
	Intermediate Care Facilities Total		1,688,402
Nursing Homes – 2.0%
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.: Series 2000 A, 7.750% 12/01/27(b)	1,328,000	531,200
	Series 2000 B, 10.250% 06/01/27(b)(c)	417,373	12,521
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home, Series 1997 A, Insured: FHA 6.500% 08/01/37	870,000	926,054
	GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	2,080,000	2,050,443
	Nursing Homes Total		3,520,218
	Health Care Total		21,733,287
Housing – 0.9%
Multi-Family – 0.9%
MA Housing Finance Agency
	Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	1,500,000	1,545,780
	Multi-Family Total		1,545,780
	Housing Total		1,545,780
Other – 17.4%
Other – 1.5%
MA Development Finance Agency
	WGBH Educational Foundation, Series 2002 A, Insured: AMBAC 5.750% 01/01/42	2,000,000	2,536,180
	Other Total		2,536,180

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

Pool/Bond Bank – 2.6%		Par ($)	Value ($)
MA Water Pollution Abatement Trust
	Series 1999 A, 6.000% 08/01/17	2,445,000	2,917,814
	Series 2002-8, 5.000% 08/01/17	20,000	21,260
	Series 2005-11, 4.750% 08/01/23	1,500,000	1,566,510
	Pool/Bond Bank Total		4,505,584
Refunded/Escrowed(d) – 13.3%
MA Bay Transportation Authority
	Series 2002 A, Pre-refunded 07/01/12, 5.250% 07/01/21	1,000,000	1,081,720
MA College Building Authority
	Series 1999 A, Insured: MBIA, Escrowed to Maturity: (a) 05/01/18	7,760,000	4,876,850
	(a) 05/01/23	6,000,000	3,002,580
MA Development Finance Agency
	Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	905,000	1,001,518
MA Health & Educational Facilities Authority
	Winchester Hospital, Series 2000 E, Pre-refunded 07/01/10, 6.750% 07/01/30	1,000,000	1,101,370
MA State
	Series 1990 B, Insured: FGIC, Escrowed to Maturity, 7.000% 07/01/09	1,385,000	1,456,854
	Series 2002 E, Insured: FSA, Pre-refunded 01/01/13, 5.250% 01/01/20	2,000,000	2,175,180
MA Turnpike Authority
	Series 1993 A, Escrowed to Maturity, 5.000% 01/01/20	7,000,000	7,675,850
MA Water Pollution Abatement Trust
	Series 2001-7, Pre-refunded 08/01/11, 5.250% 02/01/14	515,000	550,839
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	50,000	63,083
	Refunded/Escrowed Total		22,985,844
	Other Total		30,027,608

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

Other Revenue – 1.2%		Par ($)	Value ($)
Hotels – 1.2%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	1,975,000	2,055,857
	Hotels Total		2,055,857
	Other Revenue Total		2,055,857
Tax-Backed – 20.6%
Local General Obligations – 0.9%
MA Norwell
	Series 2003, Insured: FGIC 5.000% 11/15/22	1,410,000	1,581,061
	Local General Obligations Total		1,581,061
Special Non-Property Tax – 5.8%
MA Bay Transportation Authority
	Series 2004 C, 5.250% 07/01/21	1,500,000	1,706,445
	Series 2005 B, Insured: MBIA 5.500% 07/01/27	1,000,000	1,195,370
MA State Special Obligation Dedicated Tax Revenue
	Series 2005, Insured: FGIC 5.500% 01/01/30	2,500,000	3,024,350
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E, Insured: FSA 5.500% 07/01/14	2,000,000	2,251,080
	Series 2005 BB, Insured: FSA 5.250% 07/01/22	1,500,000	1,720,410
	Special Non-Property Tax Total		9,897,655
State Appropriated – 1.0%
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A, Insured: AMBAC 5.375% 06/01/15	1,000,000	1,125,470
	Series 2002 E, 6.000% 08/01/26	550,000	660,374
	State Appropriated Total		1,785,844
State General Obligations – 12.9%
MA Bay Transportation Authority
	Series 1991 A, Insured: MBIA 7.000% 03/01/21	1,500,000	1,908,675
	Series 1992 B, Insured: MBIA 6.200% 03/01/16	3,725,000	4,328,562

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

	Par ($)	Value ($)
State General Obligations – (continued)
Series 1994 A: 7.000% 03/01/10(e)	3,000,000	3,310,560
Insured: FGIC 7.000% 03/01/11	2,000,000	2,265,300
Series 1994, Insured: FGIC 7.000% 03/01/14	1,250,000	1,512,462
MA State
Series 2001 D, 5.500% 11/01/15	1,000,000	1,132,060
Series 2003 D, Insured: AMBAC 5.500% 10/01/19	450,000	522,500
Series 2004 B, 5.250% 08/01/22	1,000,000	1,138,660
PR Commonwealth of Puerto Rico Public Buildings Authority
Government Facilities, Series 2002 C, 5.500% 07/01/14	500,000	551,850
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Insured: AMBAC 5.375% 06/01/19	2,190,000	2,513,463
PR Commonwealth of Puerto Rico
Public Improvement: Series 1998, 5.250% 07/01/18	1,000,000	1,105,730
Series 2001, Insured: FSA 5.500% 07/01/16	1,750,000	2,003,942
State General Obligations Total		22,293,764
Tax-Backed Total		35,558,324
Transportation – 5.7%
Airports – 2.6%
MA Port Authority
Series 1999 599R, Insured: FGIC 7.104% 07/01/29(f)	1,500,000	1,709,970
Series 1999 600R, AMT, Insured: FGIC 7.593% 01/01/21(f)	2,500,000	2,803,425
Airports Total		4,513,395
Toll Facilities – 0.7%
MA Turnpike Authority
Series 1997 C, Insured: MBIA (a) 01/01/20	2,000,000	1,146,660
Toll Facilities Total		1,146,660

See Accompanying Notes to Financial Statements.

12

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Municipal Bonds – (continued)

	Par ($)	Value ($)
Transportation – 2.4%
MA Federal Highway
Series 1998 A, Insured: FSA 5.250% 12/15/12	1,500,000	1,634,925
Series 1998 B, Insured: MBIA (a) 06/15/12	3,145,000	2,543,707
Transportation Total		4,178,632
Transportation Total		9,838,687
Utilities – 18.3%
Joint Power Authority – 1.4%
MA Municipal Wholesale Electric Co.
Series 2001 3-A, Insured: MBIA 5.250% 07/01/13	1,180,000	1,277,893
Series 2001 6-A, Insured: MBIA 5.250% 07/01/14	1,000,000	1,081,250
Joint Power Authority Total		2,359,143
Municipal Electric – 1.5%
MA Development Finance Agency
Devens Electric System, Series 2001, 6.000% 12/01/30	1,000,000	1,087,880
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: MBIA 5.250% 07/01/21	1,360,000	1,555,323
Municipal Electric Total		2,643,203
Water & Sewer – 15.4%
MA Boston Water & Sewer Commission
Series 1992 A, 5.750% 11/01/13	1,000,000	1,087,070
Series 1993 A, 5.250% 11/01/19	4,750,000	5,367,975
MA Water Resources Authority
Series 1992 A, 6.500% 07/15/19	5,100,000	6,140,451
Series 1993 C: 5.250% 12/01/15	2,750,000	3,021,920
Insured: AMBAC 5.250% 12/01/15	1,000,000	1,101,670
Series 1995 B, Insured: MBIA 6.250% 12/01/13	5,000,000	5,798,700
Series 2002 J, Insured: FSA: 5.250% 08/01/19	1,000,000	1,136,710
5.500% 08/01/21	2,500,000	2,929,900
Water & Sewer Total		26,584,396
Utilities Total		31,586,742
Total Municipal Bonds (cost of $153,007,976)		165,918,060

See Accompanying Notes to Financial Statements.

13

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

	Shares	Value ($)
Investment Company – 0.0%
Dreyfus Massachusetts Municipal Money Market Fund	43	43
Total Investment Company (cost of $43)		43
Short-Term Obligations – 2.7%
	Par ($)
Variable Rate Demand Notes (g) – 2.7%
FL Orange County School Board
Series 2002 B, Insured: MBIA, SPA: SunTrust Bank N.A. 3.570% 08/01/27	100,000	100,000
MA Health & Educational Facilities Authority
Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 3.590% 01/01/35	400,000	400,000
MA Water Resources Authority
Series 2002 D, LOC: Landesbank Baden-Wurttemberg 3.560% 08/01/17	1,200,000	1,200,000
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 3.570% 06/01/23	1,800,000	1,800,000
NE Lancaster County Hospital Authority No. 1
Bryan LGH Medical Center, Series 2002, Insured: AMBAC, SPA: U.S. Bank N.A. 3.620% 06/01/18	800,000	800,000
WY Uinta County Pollution Control Revenue
Chevron Corp., Series 1992, 3.570% 12/01/22	300,000	300,000
Variable Rate Demand Notes Total		4,600,000
Total Short-Term Obligations (cost of $4,600,000)		4,600,000
Total Investments – 98.9% (cost of $157,608,019)(h)		170,518,103
Other Assets & Liabilities, Net – 1.1%		1,888,463
Net Assets – 100.0%		$172,406,566

See Accompanying Notes to Financial Statements.

14

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The issuer is in default of certain debt covenants. Income is not being accrued. At October 31, 2006, the value of these securities amounted to $543,721, which represents 0.3% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  A portion of the security with a market value of $1,103,520 pledged as collateral for open futures collateral.

(f)  The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(g)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(h)  Cost for federal income tax purposes is $157,278,715.

At October 31, 2006, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Bonds	30	$3,379,688	$3,364,590	Dec-2006	$(15,098)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	20.6%
Education	19.5
Utilities	18.3
Other	17.4
Health Care	12.6
Transportation	5.7
Other Revenue	1.2
Housing	0.9
96.2
Investment Company	0.0 *
Short-Term Obligations	2.7
Other Assets & Liabilities, Net	1.1
100.0%

* Represents less than 0.01%.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

15

Statement of Assets and Liabilities – Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

		($)
Assets	Investments, at cost	157,608,019
	Investments, at value	170,518,103
	Cash	74,039
	Receivable for:
	Fund shares sold	117,057
	Interest	2,334,468
	Deferred Trustees' compensation plan	19,960
	Total Assets	173,063,627
Liabilities	Payable for:
	Fund shares repurchased	197,330
	Futures variation margin	15,098
	Distributions	196,991
	Investment advisory fee	73,434
	Transfer agent fee	47,289
	Pricing and bookkeeping fees	7,548
	Trustees' fees	4,115
	Distribution and service fees	48,562
	Custody fee	703
	Chief compliance officer expenses	363
	Deferred Trustees' fees	19,960
	Other liabilities	45,668
	Total Liabilities	657,061
	Net Assets	172,406,566
Composition of Net Assets	Paid-in capital	158,287,721
	Undistributed net investment income	481,028
	Accumulated net realized gain	742,831
	Net unrealized appreciation (depreciation) on:
	Investments	12,910,084
	Futures contracts	(15,098)
	Net Assets	172,406,566
Class A	Net assets	137,232,201
	Shares outstanding	17,292,553
	Net asset value per share	7.94	(a)
	Maximum offering price per share ($7.94/0.9525)	8.34	(b)
Class B	Net assets	21,191,915
	Shares outstanding	2,670,380
	Net asset value and offering price per share	7.94	(a)
Class C	Net assets	13,982,450
	Shares outstanding	1,761,921
	Net asset value and offering price per share	7.94	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statement of Operations – Columbia Massachusetts Tax-Exempt Fund

For the Year Ended October 31, 2006

		($)
Investment Income	Interest	8,794,683
Expenses	Investment advisory fee	893,876
	Distribution fee:
	Class B	181,526
	Class C	103,698
	Service fee:
	Class A	315,057
	Class B	54,146
	Class C	30,947
	Transfer agent fee	122,335
	Pricing and bookkeeping fees	85,358
	Trustees' fees	23,758
	Custody fee	8,130
	Chief compliance officer expenses	4,627
	Non-recurring costs (See Note 7)	1,367
	Other expenses	121,561
	Total Expenses	1,946,386
	Fees waived by Distributor - Class C	(41,492)
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,367)
	Custody earnings credit	(2,561)
	Net Expenses	1,900,966
	Net Investment Income	6,893,717
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	1,485,626
	Futures contracts	184,008
	Net realized gain	1,669,634
	Net change in unrealized appreciation (depreciation) on:
	Investments	1,786,995
	Futures contracts	(15,098)
	Net change in unrealized appreciation (depreciation)	1,771,897
	Net Gain	3,441,531
	Net Increase Resulting from Operations	10,335,248

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia Massachusetts Tax-Exempt Fund

Increase (Decrease) in Net Assets	Year Ended October 31,	2006($)	2005($)
Operations	Net investment income	6,893,717	7,610,771
	Net realized gain on investments and futures contracts	1,669,634	1,373,392
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,771,897	(6,896,421)
	Net Increase Resulting from Operations	10,335,248	2,087,742
Distributions Declared to Shareholders	From net investment income:
	Class A	(5,580,345)	(6,072,094)
	Class B	(767,912)	(995,311)
	Class C	(479,285)	(496,888)
	From net realized gains:
	Class A	(1,094,673)	(2,040,115)
	Class B	(201,774)	(439,772)
	Class C	(105,965)	(181,970)
	Total Distributions Declared to Shareholders	(8,229,954)	(10,226,150)
Share Transactions	Class A:
	Subscriptions	7,663,180	10,091,803
	Distributions reinvested	3,944,676	4,789,528
	Redemptions	(22,224,134)	(19,637,972)
	Net Decrease	(10,616,278)	(4,756,641)
	Class B:
	Subscriptions	658,189	892,800
	Distributions reinvested	689,638	1,019,829
	Redemptions	(7,590,392)	(7,463,388)
	Net Decrease	(6,242,565)	(5,550,759)
	Class C:
	Subscriptions	2,728,430	3,826,209
	Distributions reinvested	313,958	312,731
	Redemptions	(3,225,315)	(2,942,417)
	Net Increase (Decrease)	(182,927)	1,196,523
	Net Decrease from Share Transactions	(17,041,770)	(9,110,877)
	Total Decrease in Net Assets	(14,936,476)	(17,249,285)
Net Assets	Beginning of period	187,343,042	204,592,327
	End of period	172,406,566	187,343,042
	Undistributed net investment income at end of period	481,028	435,614
Changes in Shares	Class A:
	Subscriptions	981,384	1,261,166
	Distributions reinvested	505,014	599,653
	Redemptions	(2,848,264)	(2,452,718)
	Net Decrease	(1,361,866)	(591,899)
	Class B:
	Subscriptions	83,731	111,457
	Distributions reinvested	88,279	127,677
	Redemptions	(974,422)	(933,346)
	Net Decrease	(802,412)	(694,212)
	Class C:
	Subscriptions	349,113	478,082
	Distributions reinvested	40,198	39,158
	Redemptions	(412,594)	(367,703)
	Net Increase (Decrease)	(23,283)	149,537

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,		Year Ended January 31,
Class A Shares	2006	2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.83	$8.17		$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.31	0.32		0.33	0.25		0.35	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.23)		0.17	0.10		0.23	0.03
Total from Investment Operations	0.48	0.09		0.50	0.35		0.58	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.31)	(0.32)		(0.33)	(0.25)		(0.35)	(0.37)
From net realized gains	(0.06)	(0.11)		(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.37)	(0.43)		(0.49)	(0.25)		(0.37)	(0.41)
Net Asset Value, End of Period	$7.94	$7.83		$8.17	$8.16		$8.06	$7.85
Total return (c)	6.30%	1.09	%(d)	6.28%	4.40	%(e)	7.59%	5.62	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.93%	0.90%		0.91%	1.00	%(g)	0.94%	0.92%
Waiver/reimbursement	—	—	%(h)	—	—		—	0.05%
Net investment income (f)	3.99%	4.03%		4.05%	4.16	%(g)	4.39%	5.05%
Portfolio turnover rate	6%	6%		6%	9	%(e)	13%	8%
Net assets end of period (000's)	$137,232	$146,149		$157,198	$167,692		$170,512	$169,284

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,		Year Ended January 31,
Class B Shares	2006	2005		2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.83	$8.17		$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.25	0.26		0.27	0.21		0.29	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.23)		0.16	0.10		0.23	0.03
Total from Investment Operations	0.42	0.03		0.43	0.31		0.52	0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.25)	(0.26)		(0.26)	(0.21)		(0.29)	(0.31)
From net realized gains	(0.06)	(0.11)		(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.31)	(0.37)		(0.42)	(0.21)		(0.31)	(0.35)
Net Asset Value, End of Period	$7.94	$7.83		$8.17	$8.16		$8.06	$7.85
Total return (c)	5.50%	0.34	%(d)	5.49%	3.82	%(e)	6.79%	4.86	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.68%	1.65%		1.66%	1.75	%(g)	1.69%	1.67%
Waiver/reimbursement	—	—	%(h)	—	—		—	0.05%
Net investment income (f)	3.25%	3.28%		3.29%	3.41	%(g)	3.64%	4.30%
Portfolio turnover rate	6%	6%		6%	9	%(e)	13%	8%
Net assets end of period (000's)	$21,192	$27,208		$34,035	$40,739		$43,052	$39,009

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.83	$8.17	$8.16	$8.06		$7.85	$7.83
Income from Investment Operations:
Net investment income (b)	0.28	0.29	0.29	0.23		0.31	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.24)	0.17	0.09		0.24	0.04
Total from Investment Operations	0.44	0.05	0.46	0.32		0.55	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.27)	(0.28)	(0.29)	(0.22)		(0.32)	(0.34)
From net realized gains	(0.06)	(0.11)	(0.16)	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.33)	(0.39)	(0.45)	(0.22)		(0.34)	(0.38)
Net Asset Value, End of Period	$7.94	$7.83	$8.17	$8.16		$8.06	$7.85
Total return (c)(d)	5.82%	0.64%	5.81%	4.05	%(e)	7.11%	5.17%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.38%	1.35%	1.36%	1.45	%(g)	1.39%	1.37%
Waiver/reimbursement	0.30%	0.30%	0.30%	0.30	%(g)	0.30%	0.35%
Net investment income (f)	3.54%	3.57%	3.58%	3.71	%(g)	3.94%	4.60%
Portfolio turnover rate	6%	6%	6%	9	%(e)	13%	8%
Net assets end of period (000's)	$13,982	$13,986	$13,360	$15,335		$11,399	$4,802

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. In March 2006, the Fund was re-domiciled from Columbia Funds Trust V into a new series of Columbia Funds Series Trust I.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

22

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

23

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

For the year ended October 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$(20,761)	$20,761	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006	October 31, 2005
Tax-Exempt Income	$6,827,542	$7,527,246
Ordinary Income*	147,993	37,047
Long-Term Capital Gains	1,254,419	2,661,857

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$370,473	$73,183	$1,429,744	$13,239,388

*  The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to discount accretion/premium amortization on debt securities and deferred trustees fees.

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$14,390,081
Unrealized depreciation	(1,150,693)
Net unrealized appreciation	$13,239,388

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly

24

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the year ended October 31, 2006, the Fund's effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended October 31, 2006, the Fund's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.048% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended October 31, 2006, the effective transfer agent fee rates for the Fund, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers, if applicable, was 0.07% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended October 31, 2006, the Distributor retained net underwriting discounts of $7,515 on sales of the Fund's Class A shares and net CDSC fees of $58,435 and $3,226 on Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2006, the Fund's effective service fee rate was 0.22% of the Fund's average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion

25

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2006, the Fund paid $2,545 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $10,781,985 and $33,256,432, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street Bank. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the year ended October 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc. At October 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	18.4%
AMBAC Assurance Corp.	11.4
Financial Security Assurance, Inc.	8.5
Financial Guaranty Insurance Co.	7.6

26

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

Geographic Concentration

The Fund has greater than 5% of its total investments on October 31, 2006 invested in debt obligations issued by each of Massachusetts and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended

27

Columbia Massachusetts Tax-Exempt Fund, October 31, 2006

complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the year ended October 31, 2006, Columbia has assumed $1,367 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

28

Report of Independent Registered Public Accounting Firm

Columbia Massachusetts Tax-Exempt Fund

To the Trustees of Columbia Funds Series Trust I and the Shareholders of Columbia Massachusetts Tax-Exempt Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Massachusetts Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Series Trust I) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the fiscal periods ended on or prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2006

29

Unaudited Information – Columbia Massachusetts Tax-Exempt Fund

Federal Income Tax Information

For the fiscal year ended October 31, 2006, the Fund designates long term capital gains of $1,476,794.

100.00% of distributions from net investment income will be treated as exempt income for federal income tax purposes.

30

Fund Governance – Columbia Massachusetts Tax-Exempt Fund

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held

Douglas A. Hacker (Born 1955)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May, 2006; Executive Vice President-Strategy of United Airlines (airline) from December, 2002 to May, 2006; President of UAL Loyalty Services (airline marketing company) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from July, 1999 to September, 2001. Oversees 81, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Deputy General Counsel-Corporate Legal Services, ConocoPhillips (integrated petroleum company) since August, 2006; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March, 2005 to July, 2006; Adjunct Professor of Law, Northwestern University, from September, 2004 to June, 2006, Director, UAL Corporation (airline) from February, 2006 to July, 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September, 2003 to March, 2004; Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003. Oversees 81, None

Richard W. Lowry (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1995)	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987). Oversees 83, None

Charles R. Nelson (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; Director, Institute for Economic Research, University of Washington from September, 2001 to June, 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 81, None

31

Fund Governance (continued) – Columbia Massachusetts Tax-Exempt Fund

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held

John J. Neuhauser (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	University Professor, Boston College since November, 2005; Academic Vice President and Dean of Faculties, Boston College from August, 1999 to October, 2005. Oversees 83, None

Patrick J. Simpson (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 81, None

Thomas E. Stitzel (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Business Consultant since 1999; Chartered Financial Analyst. Oversees 81, None

Thomas C. Theobald (Born 1937)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee and Chairman of the Board(2) (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September, 2004. Oversees 81, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997). Oversees 81, Chairman of the Board of Directors, Enesco Group, Inc. (producer of giftware and home and garden decor products)

32

Fund Governance (continued) – Columbia Massachusetts Tax-Exempt Fund

Independent Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held

William E. Mayer (Born 1940)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(3) (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February, 1999; Dean and Professor, College of Business, University of Maryland, 1992 to 1997. Oversees 81, Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); Reader's Digest (publishing)

1  In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson who had been a director on the Columbia Board and trustee on the CMG Funds Board, was appointed to serve as trustee of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

3  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of Columbia Management Advisors, LLC ("the Advisor") since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

33

Fund Governance (continued) – Columbia Massachusetts Tax-Exempt Fund

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex since August, 2004; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004. Vice President Product Strategy and Development of the Advisor from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

34

Board Consideration and Approval of Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the

35

nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

36

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

37

Summary of Management Fee Evaluation by Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.   Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.   Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

38

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

  Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

  Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

  Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.   Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

  Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.   Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint... Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

  Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

39

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

  Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.   Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.   In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.   The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.   The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.   The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.   The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.   The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.   The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

40

E. Potential Economies of Scale

11.   CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.   CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.   The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.   Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.   Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

41

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

42

Columbia Funds – Columbia Massachusetts Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

43

Columbia Funds – Columbia Massachusetts Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

44

Important Information About This Report – Columbia Massachusetts Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Massachusetts Tax-Exempt Fund

Annual Report – October 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/115032-1006 (12/06) 06/31651

Columbia Management®

Columbia New York Tax-Exempt Fund

Annual Report – October 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Economic Update	1

Performance Information	2

Understanding Your Expenses	3

Portfolio Manager's Report	4

Fund Profile	6

Financial Statements	7

Investment Portfolio	8

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Unaudited Information	26

Fund Governance	27

Board Consideration and Approval of Investment Advisory Agreements	31

Summary of Management Fee Evaluation by Independent Fee Consultant	34

Columbia Funds	39

Important Information About This Report	41

The views expressed in the President's Message and Portfolio Manager's report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

As you read the following message from the manager of your Columbia fund, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia New York Tax-Exempt Fund

The US economy grew at a solid but uneven pace during the 12-month period that began November 1, 2005 and ended October 31, 2006. Gross domestic product (GDP) growth slowed to an estimated annualized rate of approximately 3.0% as a soft housing market and slower job growth weighed on the economy. However, consumer spending remained relatively steady and rising profits freed up cash for business spending. Personal income also rose.

Early in the period, the economy reeled from the effects of hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer. The twin storms disrupted the flow of energy products and left millions of Americans without homes or jobs. Consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.8% in the fourth quarter of 2005. The economy regained considerable momentum early in 2006 before falling back to a 2.2% rate of growth in the third quarter. The slower pace reinforced the Federal Reserve Board's mid-summer decision to keep short-term interest rates at 5.25%.

Bonds bounced back

Although bond yields moved higher early in the period, the US bond market delivered solid returns, as prices rose and yields declined in the last four months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.61%—just slightly higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 5.19% for the 12-month period. High-yield bonds led the fixed income markets, reflecting investor confidence about the overall resilience of the economy despite its slower pace of growth. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 10.25%.

Stocks moved solidly higher

Despite bouts of volatility, the S&P 500 Index—a broad measure of large company stock market performance—returned 16.34% for this reporting period, gaining considerable ground in the last months of the period. Small-cap stocks outperformed mid-cap and large-cap stocks, as measured by their respective Russell indices. The Russell 1000 Index returned 16.02%, the Russell Midcap Index returned 17.41% and the Russell 2000 Index returned 19.98%.1 Foreign stock markets generally did better than the US market. The MSCI EAFE Index, which tracks stock market performance in industrialized countries outside the United States and Canada, returned 27.52%. Japanese stocks, which account for a substantial percentage of the foreign index, contributed to the index's strong gains but gave back some returns midway through the period.

1 The Russell 1000 Index tracks the performance of 1000 of the largest US companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Summary

For the 12-month period ended October 31, 2006

■  Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers U.S. Aggregate Bond Index to a positive return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the fixed-income markets.

Lehman Index	Merrill Lynch Index

■  Despite bouts of volatility, the broad stock market, as measured by the S&P 500 Index, returned 16.34%. Foreign stocks did better than domestic stocks, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index.

S&P Index	MSCI Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

1

Performance Information – Columbia New York Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	17,516	16,684
Class B	16,249	16,249
Class C	16,713	16,713

Growth of a $10,000 investment 11/01/96 – 10/31/06

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New York Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C
Inception	09/26/86		08/04/92		08/01/97
Sales charge	without	with	without	with	without	with
1-year	6.31	1.26	5.52	0.52	5.84	4.84
5-year	4.90	3.88	4.12	3.78	4.43	4.43
10-year	5.77	5.25	4.97	4.97	5.27	5.27

Average annual total return as of 09/30/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
1-year	4.39	–0.57	3.61	–1.36	3.93	2.94
5-year	5.05	4.03	4.27	3.93	4.58	4.58
10-year	5.78	5.27	4.99	4.99	5.29	5.29

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992 and Class C shares were initially offered on August 1, 1997.

2

Understanding Your Expenses – Columbia New York Tax-Exempt Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.20	1,020.97	4.34	4.28	0.84
Class B	1,000.00	1,000.00	1,045.32	1,017.19	8.20	8.08	1.59
Class C	1,000.00	1,000.00	1,046.88	1,018.70	6.66	6.56	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Portfolio Manager's Report – Columbia New York Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	7.70
Class B	7.70
Class C	7.70

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.38
Class B	0.32
Class C	0.34

Distributions include $0.07 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields

as of 10/31/06 (%)

Class A	3.25
Class B	2.67
Class C	2.97

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	5.37
Class B	4.41
Class C	4.91

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Columbia New York Tax-Exempt Fund's Class A shares returned 6.31% without sales charge. That was more than the 5.75% return of the Lehman Brothers Municipal Bond Index1 and the 5.51% average return of the fund's peer group, the Lipper New York Municipal Debt Funds Classification average.2 We believe that the fund held more intermediate-term non-callable issues than its peers, many of which may have been more heavily weighted in longer-term bonds but with call dates of 10 years or less. Because non-callable bonds had longer effective maturities than many of the long-term callable bonds, they were the beneficiaries of a strong bond market rally that marked the latter part of the period.

A pause in Fed rate hikes helped boost results

Bond prices began the period under pressure from rising interest rates and unsettling data on core inflation. But as the period progressed, there were signs that the Federal Reserve Board's (the Fed) continued short-term rate increases were working to slow economic growth and keep inflation under control. The housing sector cooled and falling energy prices took some steam out of inflation. As a result, the Fed put further rate hikes on hold when it met in August and held the federal funds rate at 5.25% through the end of the period.

The bond market rallied in response to the Fed's decision, wiping out earlier losses and driving solid gains in all but the shortest-maturity bonds. In this environment, the fund benefited from a decision to have more exposure than the competition to non-callable bonds in the 10-20 year maturity range. These bonds were the primary drivers of the fund's solid performance relative to the index.

Fiscal problems cloud New York's positive outlook

Like other northeastern states, New York has lost population to warmer areas and is burdened with high built-in operating costs. The longstanding overseas migration of US manufacturing jobs has been felt sharply in the western part of the state, even though capital goods manufacturers have benefited recently from robust business investment. More favorable trends can be found in the New York City area, where burgeoning Wall Street revenues and high employee compensation have helped stabilize housing prices while swelling tax collections at the city and state levels. But Wall Street's disproportionate role is also cause for concern, particularly if the nation's economy slows and markets decline; investors would welcome concrete steps to diversify the state's economy.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

4

Portfolio Manager's Report (continued) – Columbia New York Tax-Exempt Fund

Despite problems upstate, New York's unemployment rate has fallen and we anticipate continued moderate economic growth overall in the months ahead. However, any upgrade in New York's bond ratings will require determination in the legislature to effect significant reductions in the state's outstanding debt, a probability that appears remote at this time. Bond issuance has continued to be relatively heavy, much of it aimed at restructuring payments and balancing budgets. New York has continued to rely excessively on borrowings to address short-term needs, leaving structural reform for another day and threatening continued deficits in upcoming years.

Nationwide, we expect the housing slump to remain a drag on the economy because employment growth has slowed and debt-burdened consumers can no longer tap into expanding home equity for ready funds. These factors may result in slower economic growth in 2007. However, slower growth should cool inflationary fires, giving the Fed latitude to hold short-term rates steady or perhaps institute modest cuts in 2007. We plan to manage the fund with those expectations in mind, believing that rates will stabilize or decline on the intermediate-term issues we favor. However, we plan to monitor economic data closely and may reassess our strategy if rising energy prices or other factors cause inflation to quicken.

Top 5 sectors

as of 10/31/06 (%)

Special Non-Property Tax	16.1
State Appropriated	16.0
Refunded/Escrowed	14.7
Education	8.2
Transportation	6.2

Quality breakdown

as of 10/31/06 (%)

AAA	60.1
AA	19.1
A	7.1
BBB	4.7
B	0.5
Non-rated	7.0
Cash and Equivalents	1.5

Maturity breakdown

as of 10/31/06 (%)

1-3 years	2.2
3-5 years	7.8
5-7 years	8.8
7-10 years	18.3
10-15 years	36.8
15-20 years	8.1
20-25 years	11.3
25 years and over	5.2
Cash and Equivalents	1.5

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

5

Fund Profile – Columbia New York Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/06

+6.31%

Class A Shares (without sales charge)

+5.75%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the 12-month period ended October 31, 2006, the fund's Class A shares returned 6.31% without sales charge.

■  The fund outperformed its benchmark and the average return of its peer group.

■  Emphasis on intermediate-term, non-callable issues aided the fund's strong performance relative to the index.

Portfolio Management

Gary Swayze has managed Columbia New York Tax-Exempt Fund since September 1997 and has been with the advisor or its predecessors or affiliate organizations since 1997.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

6

Financial Statements – Columbia New York Tax-Exempt Fund (October 31, 2006)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

7

Investment Portfolio – Columbia New York Tax-Exempt Fund (October 31, 2006)

Municipal Bonds – 97.2%

	Par ($)	Value ($)
Education – 8.9%
Education – 8.2%
NY Dormitory Authority
Cornell University,
Series 2006 B
5.000% 07/01/31	1,000,000	1,067,890
New York University,
Series 1998 A,
Insured: MBIA
5.750% 07/01/27	2,000,000	2,444,160
Series 2001 1,
Insured: AMBAC:
5.500% 07/01/14	945,000	1,060,271
5.500% 07/01/40 (a)	1,000,000	1,214,420
Pace University,
Series 1997,
Insured: MBIA
6.500% 07/01/11	1,000,000	1,123,490
University of Rochester,
Series 2000 A,
Insured: MBIA
(b) 07/01/14
(5.700% 07/01/10)	370,000	330,525
Education Total		7,240,756
Prep School – 0.7%
NY New York City Industrial Development Agency
Marymount School Academy,
Series 2001,
Insured: ACA
5.125% 09/01/21	625,000	651,456
Prep School Total		651,456
Education Total		7,892,212
Health Care – 5.9%
Continuing Care Retirement – 2.5%
NY Dormitory Authority
Miriam Osborn Memorial Home,
Series 2000 B,
Insured: ACA
6.875% 07/01/19	1,000,000	1,111,830
NY Suffolk County Industrial Development Agency
Active Retirement Community,
Series 2006,
5.000% 11/01/28	1,000,000	1,035,830
Continuing Care Retirement Total		2,147,660

	Par ($)	Value ($)
Hospitals – 1.9%
NY Dormitory Authority
Kaleida Health
Series 2006,
Insured: FHA
4.700% 02/15/35	1,000,000	1,014,050
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2004 A,
5.000% 12/01/13	250,000	262,167
NY Yonkers Industrial Development Agency
St. John's Riverside Hospital,
Series 2001 A,
6.800% 07/01/16	380,000	406,889
Hospitals Total		1,683,106
Nursing Homes – 1.5%
NY Essex County Industrial Development Agency
Moses Ludington Nursing Home,
Series 2000 A,
Insured: FHA
6.200% 02/01/30	1,235,000	1,341,408
Nursing Homes Total		1,341,408
Health Care Total		5,172,174
Housing – 3.6%
Assisted Living/Senior – 3.6%
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A,
5.875% 05/01/19	1,500,000	1,543,635
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999:
6.150% 06/01/19	1,000,000	1,017,770
6.200% 06/01/29	615,000	625,910
Assisted Living/Senior Total		3,187,315
Housing Total		3,187,315
Other – 17.9%
Other – 0.6%
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	550,000	578,292
Other Total		578,292

See Accompanying Notes to Financial Statements.

8

Columbia New York Tax-Exempt Fund (October 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Pool/Bond Bank – 2.6%
NY Environmental Facilities Corp.
Series 2005 B,
5.500% 04/15/35	1,000,000	1,229,970
Series 2006 A,
4.750% 06/15/31	1,000,000	1,036,710
Pool/Bond Bank Total		2,266,680
Refunded/Escrowed(c) – 14.7%
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(d) 06/01/08	2,000,000	1,889,060
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA
(d) 07/01/25	3,000,000	1,398,690
Series 1990 B,
Escrowed to Maturity,
7.500% 05/15/11	405,000	449,303
Series 2000 A,
Pre-refunded 07/01/10,
Insured: MBIA
(b) 07/01/14 (5.700% 07/01/10)	630,000	558,470
NY Greece Central School District
Series 1992,
Escrowed to Maturity,
Insured: FGIC
6.000% 06/15/16	950,000	1,122,121
NY Metropolitan Transportation Authority
Series 1993 O,
Escrowed to Maturity,
5.500% 07/01/17	1,000,000	1,147,100
Series 1998 A,
Pre-refunded 10/01/15,
Insured: FGIC
4.500% 04/01/18	2,000,000	2,112,740
NY New York City Cultural Trust
American Museum of Natural History,
Series 1999 A,
Pre-refunded 07/01/29,
Insured: AMBAC
5.750% 07/01/29	1,500,000	1,598,025

	Par ($)	Value ($)
NY Suffolk County Industrial Development Agency
Series 1999 A,
Pre-refunded 11/01/09,
7.200% 11/01/19	600,000	663,882
NY Triborough Bridge & Tunnel Authority
Series 1992 Y,
Escrowed to Maturity,
5.500% 01/01/17	1,300,000	1,459,146
Series 1993 B,
Escrowed to Maturity,
5.000% 01/01/20	500,000	555,015
Refunded/Escrowed Total		12,953,552
Other Total		15,798,524
Tax-Backed – 36.8%
Local Appropriated – 0.8%
NY Dormitory Authority
Westchester County,
Series 1998,
(d) 08/01/19	1,200,000	717,924
Local Appropriated Total		717,924
Local General Obligations – 1.4%
NY Mount Sinai School District
Series 1992,
Insured: AMBAC
6.200% 02/15/19	1,005,000	1,231,336
Local General Obligations Total		1,231,336
Special Non-Property Tax – 16.1%
NY Local Government Assistance Corp.
Series 1993 C,
5.500% 04/01/17	2,100,000	2,387,658
Series 1993 E:
5.000% 04/01/21	6,650,000	7,349,846
6.000% 04/01/14	3,945,000	4,469,211
Special Non-Property Tax Total		14,206,715
State Appropriated – 16.0%
NY Dormitory Authority
City University,
Series 1990 C,
7.500% 07/01/10	1,070,000	1,150,004
Series 1993 A:
5.500% 05/15/13	3,500,000	3,810,975
6.000% 07/01/20	2,000,000	2,388,360

See Accompanying Notes to Financial Statements.

9

Columbia New York Tax-Exempt Fund (October 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26	1,500,000	1,613,895
New York University,
Series 1990 B,
7.500% 05/15/11	555,000	615,778
State University,
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,000,000	1,167,370
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	630,000	665,148
NY Urban Development Corp.
Series 1993 A,
Insured: FSA
5.500% 01/01/14	1,000,000	1,097,610
Series 2002 A,
5.500% 01/01/17	1,500,000	1,601,505
State Appropriated Total		14,110,645
State General Obligations – 2.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
6.250% 07/01/12	2,000,000	2,235,680
State General Obligations Total		2,235,680
Tax-Backed Total		32,502,300
Transportation – 10.7%
Air Transportation – 1.8%
NY New York City Industrial Development Agency
Terminal One Group Association LP,
Series 2002, AMT,
5.500% 01/01/24	1,500,000	1,624,440
Air Transportation Total		1,624,440
Toll Facilities – 2.7%
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA:
5.500% 11/15/18	1,000,000	1,159,850
5.500% 11/15/20	1,000,000	1,172,880
Toll Facilities Total		2,332,730

	Par ($)	Value ($)
Transportation – 6.2%
NY Metropolitan Transportation Authority
Series 2002 E,
Insured: MBIA
5.500% 11/15/14	1,500,000	1,689,915
Series 2005 B,
Insured: AMBAC
5.250% 11/15/23	1,250,000	1,438,325
NY Port Authority of New York & New Jersey
Series 1993,
5.375% 03/01/28	2,000,000	2,328,880
Transportation Total		5,457,120
Transportation Total		9,414,290
Utilities – 13.4%
Independent Power Producers – 1.1%
NY Suffolk County Industrial Development Authority
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	1,000,000	998,150
Independent Power Producers Total		998,150
Investor Owned – 3.1%
NY Energy & Research Development Authority
Brooklyn Union Gas Co.,
Series 1993, IFRN,
8.700% 04/01/20 (e)	1,500,000	1,665,900
Series 2005 A, AMT,
Insured: FGIC
4.700% 02/01/24	1,000,000	1,028,820
Investor Owned Total		2,694,720
Municipal Electric – 5.8%
NY Long Island Power Authority
Series 2000 A,
Insured: FSA:
(d) 06/01/15	1,500,000	1,081,470
(d) 06/01/18	1,000,000	631,350
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
Insured: MBIA
5.500% 07/01/15	2,000,000	2,271,080
Series 2003 NN,
Insured: MBIA
5.250% 07/01/21	1,000,000	1,143,620
Municipal Electric Total		5,127,520

See Accompanying Notes to Financial Statements.

10

Columbia New York Tax-Exempt Fund (October 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Water & Sewer – 3.4%
NY New York City Municipal Water Finance Authority
Water & Sewer System:
Series 2001 D,
(d) 06/15/17	3,000,000	1,982,130
Series 2004 B,
5.000% 06/15/36	1,000,000	1,051,720
Water & Sewer Total		3,033,850
Utilities Total		11,854,240
Total Municipal Bonds (Cost of $77,254,488)		85,821,055
Investment Company – 0.0%
	Shares
Dreyfus Cash Management Plus, Inc.	1	1
Total Investment Company (Cost of $1)		1
Short-Term Obligations – 1.5%
	Par ($)
Variable Rate Demand Notes (f) – 1.5%
NY Jay Street Development Corp.
Series 2005 A,
LOC: Depfa Bank PLC
3.530% 05/01/22	500,000	500,000
NY New York City Municipal Water Finance Authority
Series 1994 G,
Insured: FGIC
3.530% 06/15/24	400,000	400,000
NY New York City
Series 1993 A-4,
LOC: Landesbank Baden-Wurttemberg
3.610% 08/01/21	200,000	200,000
Series 1993 A-7,
LOC: Morgan Guaranty Trust
3.530% 08/01/20	200,000	200,000
Variable Rate Demand Notes Total		1,300,000
Total Short-Term Obligations (Cost of $1,300,000)		1,300,000
Total Investments – 98.7% (Cost of $78,554,489)(g)		87,121,056
Other Assets & Liabilities, Net – 1.3%		1,172,847
Net Assets – 100.0%		88,293,903

Notes to Investment Portfolio:

(a) This security or a portion of this security is pledged as collateral for an open futures contract. At October 31, 2006, the total market value of this security pledged amounted to $121,442.

(b) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) Zero coupon bond.

(e) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(f) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(g) Cost for federal income tax purposes is $77,986,634.

At October 31, 2006 the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Bonds	15	$1,689,844	$1,682,295	Dec-2006	$(7,549)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.8%
Other	17.9
Utilities	13.4
Transportation	10.7
Education	8.9
Health Care	5.9
Housing	3.6
97.2
Investment Company	0.0 *
Short-Term Obligations	1.5
Other Assets & Liabilities, Net	1.3
100.0%

* Represents less than 0.01%

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Fund
(October 31, 2006)

		($)
Assets	Investments, at cost	78,554,489
	Investments, at value	87,121,056
	Cash	46,356
	Receivable for:
	Fund shares sold	293,209
	Interest	1,149,625
	Deferred Trustees' compensation plan	14,363
	Total Assets	88,624,609
Liabilities	Expense reimbursement due to Investment Advisor	6,337
	Payable for:
	Fund shares repurchased	48,929
	Futures variation margin	7,549
	Distributions	109,117
	Investment advisory fee	37,101
	Transfer agent fee	14,119
	Pricing and bookkeeping fees	6,287
	Trustees' fees	3,120
	Audit fee	29,700
	Custody fee	400
	Distribution and service fees	37,007
	Chief compliance officer expenses	321
	Deferred Trustees' fees	14,363
	Other liabilities	16,356
	Total Liabilities	330,706
	Net Assets	88,293,903
Composition of Net Assets	Paid-in capital	79,545,648
	Undistributed net investment income	581,537
	Accumulated net realized loss	(392,300)
	Net unrealized appreciation on: Investments	8,566,567
	Futures contracts	(7,549)
	Net Assets	88,293,903
Class A	Net assets	56,050,185
	Shares outstanding	7,282,197
	Net asset value per share	7.70	(a)
	Maximum offering price per share ($7.70/0.9525)	8.08	(b)
Class B	Net assets	22,782,446
	Shares outstanding	2,959,963
	Net asset value and offering price per share	7.70	(a)
Class C	Net assets	9,461,272
	Shares outstanding	1,229,237
	Net asset value and offering price per share	7.70	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

12

Statement of Operations – Columbia New York Tax-Exempt Fund
For the Year Ended October 31, 2006

		($)
Investment Income	Interest	4,528,468
Expenses	Investment advisory fee	453,199
	Distribution fee:
	Class B	187,248
	Class C	73,317
	Service fee:
	Class A	132,032
	Class B	58,936
	Class C	23,090
	Transfer agent fee	60,683
	Pricing and bookkeeping fees	70,434
	Trustees' fees	18,104
	Custody fee	5,739
	Chief compliance officer expenses	4,061
	Non-recurring costs (See Note 8)	695
	Other expenses	120,927
	Total Expenses	1,208,465
	Fees and expenses waived or reimbursed by Investment Advisor	(187,402)
	Fees waived by Distributor — Class C	(29,323)
	Non-recurring costs assumed by Investment Advisor (See Note 8)	(695)
	Custody earnings credit	(1,907)
	Net Expenses	989,138
	Net Investment Income	3,539,330
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	314,104
	Futures contracts	104,889
	Net realized gain	418,993
	Net change in unrealized appreciation (depreciation) on:
	Investments	1,286,189
	Futures contracts	(7,549)
	Net change in unrealized appreciation (depreciation)	1,278,640
	Net Gain	1,697,633
	Net Increase Resulting from Operations	5,236,963

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Fund

Increase (Decrease) in Net Assets	Year Ended October 31	2006 ($)	2005 ($)
Operations	Net investment income	3,539,330	3,859,274
	Net realized gain on investments and futures contracts	418,993	830,975
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,278,640	(3,640,120)
	Net Increase Resulting from Operations	5,236,963	1,050,129
Distributions Declared to Shareholders	From net investment income:
	Class A	(2,283,084)	(2,431,856)
	Class B	(829,479)	(1,007,895)
	Class C	(353,933)	(355,430)
	From net realized gains:
	Class A	(504,144)	(145,939)
	Class B	(242,649)	(75,539)
	Class C	(87,868)	(22,478)
	Total Distributions Declared to Shareholders	(4,301,157)	(4,039,137)
Share Transactions	Class A:
	Subscriptions	5,928,616	5,222,201
	Distributions reinvested	1,722,381	1,558,809
	Redemptions	(10,223,326)	(12,284,543)
	Net Decrease	(2,572,329)	(5,503,533)
	Class B:
	Subscriptions	595,445	1,592,796
	Distributions reinvested	691,835	688,193
	Redemptions	(7,001,311)	(7,965,848)
	Net Decrease	(5,714,031)	(5,684,859)
	Class C:
	Subscriptions	1,651,345	1,943,666
	Distributions reinvested	293,682	245,945
	Redemptions	(2,556,102)	(1,687,822)
	Net Increase (Decrease)	(611,075)	501,789
	Net Decrease from Share Transactions	(8,897,435)	(10,686,603)
	Total Decrease in Net Assets	(7,961,629)	(13,675,611)
Net Assets	Beginning of period	96,255,532	109,931,143
	End of period	88,293,903	96,255,532
	Undistributed net investment income at end of period	581,537	509,004
Changes in Shares	Class A:
	Subscriptions	783,196	672,303
	Issued for distributions reinvested	227,119	200,927
	Redemptions	(1,350,775)	(1,577,768)
	Net Decrease	(340,460)	(704,538)
	Class B:
	Subscriptions	78,352	204,771
	Issued for distributions reinvested	91,214	88,707
	Redemptions	(925,790)	(1,026,330)
	Net Decrease	(756,224)	(732,852)
	Class C:
	Subscriptions	217,771	250,099
	Issued for distributions reinvested	38,730	31,705
	Redemptions	(338,023)	(217,750)
	Net Increase (Decrease)	(81,522)	64,054

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class A Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.32	0.31	0.31	0.24		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.22)	0.16	0.11		0.17	0.07
Total from Investment Operations	0.47	0.09	0.47	0.35		0.50	0.41
Less Distributions Declared to Shareholders:
From net investment income	(0.31)	(0.30)	(0.31)	(0.23)		(0.33)	(0.32)
From net realized gains	(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.38)	(0.32)	(0.35)	(0.23)		(0.33)	(0.32)
Net Asset Value, End of Period	$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	6.31%	1.19%	6.26%	4.70	%(e)	6.81%	5.75%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.84%	0.84%	0.83%	0.83	%(g)	0.82%	0.79%
Waiver/reimbursement	0.21%	0.14%	0.13%	0.24	%(g)	0.18%	0.21%
Net investment income (f)	4.16%	4.00%	4.04%	4.15	%(g)	4.32%	4.61%
Portfolio turnover rate	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$56,050	$58,004	$65,280	$68,271		$67,779	$60,165

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class B Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.26	0.25	0.25	0.20		0.27	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.21)	0.16	0.11		0.17	0.07
Total from Investment Operations	0.41	0.04	0.41	0.31		0.44	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.25)	(0.25)	(0.25)	(0.19)		(0.27)	(0.27)
From net realized gains	(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.32)	(0.27)	(0.29)	(0.19)		(0.27)	(0.27)
Net Asset Value, End of Period	$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	5.52%	0.44%	5.47%	4.12	%(e)	6.02%	4.99%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.59%	1.59%	1.58%	1.58	%(g)	1.57%	1.54%
Waiver/reimbursement	0.21%	0.14%	0.13%	0.24	%(g)	0.18%	0.21%
Net investment income (f)	3.41%	3.25%	3.29%	3.40	%(g)	3.57%	3.86%
Portfolio turnover rate	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$22,782	$28,278	$34,877	$44,293		$43,018	$36,409

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class C Shares	2006	2005	2004	2003 (a)		2003	2002
Net Asset Value, Beginning of Period	$7.61	$7.84	$7.72	$7.60		$7.43	$7.34
Income from Investment Operations:
Net investment income (b)	0.28	0.28	0.28	0.21		0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.22)	0.16	0.12		0.17	0.07
Total from Investment Operations	0.43	0.06	0.44	0.33		0.46	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.27)	(0.27)	(0.28)	(0.21)		(0.29)	(0.29)
From net realized gains	(0.07)	(0.02)	(0.04)	—		—	—
Total Distributions Declared to Shareholders	(0.34)	(0.29)	(0.32)	(0.21)		(0.29)	(0.29)
Net Asset Value, End of Period	$7.70	$7.61	$7.84	$7.72		$7.60	$7.43
Total return (c)(d)	5.84%	0.74%	5.78%	4.35	%(e)	6.34%	5.29%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.29%	1.29%	1.28%	1.28	%(g)	1.27%	1.24%
Waiver/reimbursement	0.51%	0.44%	0.43%	0.54	%(g)	0.48%	0.51%
Net investment income (f)	3.71%	3.55%	3.59%	3.70	%(g)	3.87%	4.16%
Portfolio turnover rate	9%	7%	8%	8	%(e)	11%	9%
Net assets, end of period (000's)	$9,461	$9,974	$9,774	$10,231		$9,344	$4,108

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia New York Tax-Exempt Fund, October 31, 2006

Note 1. Organization

Columbia New York Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. In March 2006, the Fund was re-domiciled from Columbia Funds Trust V into a new series of Columbia Funds Series Trust I.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

18

Columbia New York Tax-Exempt Fund, October 31, 2006

identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on ex date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

19

Columbia New York Tax-Exempt Fund, October 31, 2006

For the year ended October 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed	Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
	$(301)	$301	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006	October 31, 2005
Tax-Exempt Income	$3,466,496	$3,795,181
Ordinary Income*	24,767	—
Long-Term Capital Gains	809,894	243,956

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$137,430	$38,296	$216,921	$9,134,422

*  The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to discount accretion/premium amortization on debt securities, deferred trustees fees and reclassifications of distributions.

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$9,134,422	—	$9,134,422

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the year ended October 31, 2006, the Fund's effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to

20

Columbia New York Tax-Exempt Fund, October 31, 2006

State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended October 31, 2006, the Fund's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.078% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended October 31, 2006, the effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers, if applicable, was 0.07% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the year ended October 31, 2006, the Distributor has retained net underwriting discounts of $5,306 on sales of the Fund's Class A shares and net CDSC fees of $72,715 and $278 on Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2006, the Fund's effective service fee rate was 0.24% of the Fund's average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense

21

Columbia New York Tax-Exempt Fund, October 31, 2006

offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2006, the Fund paid $2,515 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,681,270 and $19,118,710, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street Bank. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the year ended October 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of October 31, 2006, two shareholders held 21.9% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates held either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc. At October 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	15.3%
AMBAC Assurance Corp.	8.0

22

Columbia New York Tax-Exempt Fund, October 31, 2006

Geographic Concentration

The Fund has greater than 5% of its total investments on October 31, 2006 invested in debt obligations issued by each of New York and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended

23

Columbia New York Tax-Exempt Fund, October 31, 2006

and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the year ended October 31, 2006, Columbia has assumed $695 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

24

Report of Independent Registered Public Accounting Firm

Columbia New York Tax-Exempt Fund

To the Trustees of Columbia Funds Series Trust I and the Shareholders of Columbia New York Tax-Exempt Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Series Trust I) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2006

25

Unaudited Information – Columbia New York Tax-Exempt Fund

Federal Income Tax Information

For the fiscal year ended October 31, 2006, the fund designates long term capital gains of $254,072.

100.00% of distributions from net investment income will be treated as exempt income for federal income tax purposes.

26

Fund Governance – Columbia New York Tax-Exempt Fund

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Douglas A. Hacker (Born 1955)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May, 2006; Executive Vice President-Strategy of United Airlines (airline) from December, 2002 to May, 2006; President of UAL Loyalty Services (airline marketing company) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from July, 1999 to September, 2001. Oversees 81, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Deputy General Counsel-Corporate Legal Services, ConocoPhillips (integrated petroleum company) since August, 2006; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March, 2005 to July, 2006; Adjunct Professor of Law, Northwestern University, from September, 2004 to June, 2006, Director, UAL Corporation (airline) from February, 2006 to July, 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September, 2003 to March, 2004; Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003. Oversees 81, None

Richard W. Lowry (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1995)	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987). Oversees 83, None

Charles R. Nelson (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; Director, Institute for Economic Research, University of Washington from September, 2001 to June, 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 81, None

27

Fund Governance (continued) – Columbia New York Tax-Exempt Fund

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
John J. Neuhauser (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	University Professor, Boston College since November, 2005; Academic Vice President and Dean of Faculties, Boston College from August, 1999 to October, 2005. Oversees 83, None

Patrick J. Simpson (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 81, None

Thomas E. Stitzel (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Business Consultant since 1999; Chartered Financial Analyst. Oversees 81, None

Thomas C. Theobald (Born 1937)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee and Chairman of the Board(2) (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September, 2004. Oversees 81, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997). Oversees 81, Chairman of the Board of Directors, Enesco Group, Inc. (producer of giftware and home and garden decor products)

28

Fund Governance (continued) – Columbia New York Tax-Exempt Fund

Independent Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
William E. Mayer (Born 1940)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(3) (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February, 1999; Dean and Professor, College of Business, University of Maryland, 1992 to 1997. Oversees 81, Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); Reader's Digest (publishing)

1  In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson who had been a director on the Columbia Board and trustee on the CMG Funds Board, was appointed to serve as trustee of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

3  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of Columbia Management Advisors, LLC ("the Advisor") since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

29

Fund Governance (continued) – Columbia New York Tax-Exempt Fund

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex since August, 2004; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004. Vice President Product Strategy and Development of the Advisor from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

30

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of

31

services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

32

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

33

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

34

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

35

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of

36

scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank division of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

37

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

38

Columbia Funds – Columbia New York Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

39

Columbia Funds – Columbia New York Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

40

Important Information About This Report – Columbia New York Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia New York Tax-Exempt Fund

Annual Report – October 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/114848-1006 (12/06) 06/31826

Columbia Management®

Columbia Tax-Exempt Bond Funds

Annual Report – October 31, 2006

■  Columbia Connecticut Intermediate Municipal Bond Fund

■  Columbia Intermediate Municipal Bond Fund

■  Columbia Massachusetts Intermediate Municipal Bond Fund

■  Columbia New Jersey Intermediate Municipal Bond Fund

■  Columbia New York Intermediate Municipal Bond Fund

■  Columbia Rhode Island Intermediate Municipal Bond Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Economic Update	1

Columbia Connecticut Intermediate Municipal Bond Fund	2

Columbia Intermediate Municipal Bond Fund	7

Columbia Massachusetts Intermediate Municipal Bond Fund	12

Columbia New Jersey Intermediate Municipal Bond Fund	17

Columbia New York Intermediate Municipal Bond Fund	22

Columbia Rhode Island Intermediate Municipal Bond Fund	27

Investment Portfolios	32

Financial Statements	100

Report of Independent Registered Public Accounting Firm	160

Unaudited Information	161

Fund Governance	162

Board Consideration and Approval of Investment Advisory Agreements	166

Summary of Management Fee Evaluation by Independent Fee Consultant	169

Columbia Funds	174

Important Information About This Report	177

The views expressed in the President's Message and Portfolio Managers' reports reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

As you read the following message from the manager or managers of your Columbia funds, keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Tax-Exempt Bond Funds

Economic Update

The US economy grew at a solid but uneven pace during the 12-month period that began November 1, 2005 and ended October 31, 2006. Gross domestic product (GDP) growth slowed to an estimated annualized rate of approximately 3.0% as a soft housing market and slower job growth weighed on the economy. However, consumer spending remained relatively steady and rising profits freed up cash for business spending. Personal income also rose.

Early in the period, the economy reeled from the effects of hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer. The twin storms disrupted the flow of energy products and left millions of Americans without homes or jobs. Consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.8% in the fourth quarter of 2005. The economy regained considerable momentum early in 2006 before falling back to a 2.2% rate of growth in the third quarter. The slower pace reinforced the Federal Reserve Board's mid-summer decision to keep short-term interest rates at 5.25%.

Bonds bounced back

Although bond yields moved higher early in the period, the US bond market delivered solid returns, as prices rose and yields declined in the last four months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.61%—just slightly higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 5.19% for the 12-month period. High-yield bonds led the fixed income markets, reflecting investor confidence about the overall resilience of the economy despite its slower pace of growth. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 10.25%.

Stocks moved solidly higher

Despite bouts of volatility, the S&P 500 Index—a broad measure of large company stock market performance—returned 16.34% for this reporting period, gaining considerable ground in the last months of the period. Small-cap stocks outperformed mid-cap and large-cap stocks, as measured by their respective Russell indices. The Russell 1000 Index returned 16.02%, the Russell MidCap Index returned 17.41% and the Russell 2000 Index returned 19.98%.1 Foreign stock markets generally did better than the US market. The MSCI EAFE Index, which tracks stock market performance in industrialized countries outside the United States, returned 27.52%. Japanese stocks, which account for a substantial percentage of the foreign index, contributed to the index's strong gains but gave back some returns midway through the period.

1The Russell 1000 Index tracks the performance of 1,000 of the largest US companies, based on market capitalization. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Summary

For the 12-month period ended October 31, 2006

■  Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers Aggregate U.S. Bond Index to a positive return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the fixed-income markets.

Lehman Index	Merrill Lynch Index

■  Despite bouts of volatility, the broad stock market, as measured by the S&P 500 Index, returned 16.34%. Foreign stocks did better than domestic stocks, as measured by the Morgan Stanley Capital International (MSCI) EAFE Index.

S&P Index	MSCI Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	15,573	14,829
Class B	14,935	14,935
Class C	15,145	15,145
Class G	15,053	15,053
Class T	15,640	14,893
Class Z	15,819	n/a

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Connecticut Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	4.13	0.74	3.35	0.35	3.72	2.72	3.56	–1.44	4.23	–0.69	4.39
5-year	3.20	2.21	2.44	2.44	2.73	2.73	2.60	2.06	3.29	2.30	3.45
10-year	4.53	4.02	4.09	4.09	4.24	4.24	4.17	4.17	4.57	4.06	4.69

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	2.98	–0.35	2.21	–0.78	2.57	1.57	2.41	–2.56	3.08	–1.83	3.23
5-year	3.36	2.36	2.60	2.60	2.88	2.88	2.76	2.22	3.45	2.45	3.61
10-year	4.60	4.10	4.17	4.17	4.32	4.32	4.26	4.26	4.65	4.14	4.77

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B and C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns shown for Class G and T shares include the returns of Retail B shares (for Class G shares) and Retail A shares (for Class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the "Galaxy Connecticut Fund") for periods prior to November 18, 2002. The returns shown for Class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Connecticut Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Connecticut Tax-Exempt Income Fund (the "1784 Connecticut Fund") (whose shares were initially offered August 1, 1994) for periods prior to June 26, 2000. The returns for Class Z include returns of the Trust shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, the date on which the Class Z shares were initially offered by the fund, and returns of the 1784 Connecticut Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

Understanding Your Expenses – Columbia Connecticut Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.42	1,020.06	5.23	5.19	1.02
Class B	1,000.00	1,000.00	1,029.49	1,016.28	9.05	9.00	1.77
Class C	1,000.00	1,000.00	1,031.31	1,018.05	7.27	7.22	1.42
Class G	1,000.00	1,000.00	1,030.60	1,017.29	8.04	7.98	1.57
Class T	1,000.00	1,000.00	1,033.88	1,020.57	4.72	4.69	0.92
Class Z	1,000.00	1,000.00	1,034.68	1,021.32	3.95	3.92	0.77

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	10.76
Class B	10.76
Class C	10.76
Class G	10.76
Class T	10.76
Class Z	10.76

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.36
Class B	0.28
Class C	0.32
Class G	0.30
Class T	0.37
Class Z	0.39

SEC yields

as of 10/31/06 (%)

Class A	2.75
Class B	2.14
Class C	2.49
Class G	2.34
Class T	2.84
Class Z	3.14

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.43
Class B	3.45
Class C	4.01
Class G	3.77
Class T	4.58
Class Z	5.05

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Class A shares of Columbia Connecticut Intermediate Municipal Bond Fund returned 4.13% without sales charge. Class Z shares returned 4.39%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%,1 while the Lipper Other States Intermediate Municipal Debt Funds Classification average had a total return of 4.17%.2 The fund lost ground relative to the Lehman index because it does not invest in California or New York bonds. However, the index is national in scope and includes bonds from both states. In fact, California and New York represent large positions in the index, and the bonds of both states outpaced Connecticut bonds during the period. In addition, the fund's position in higher-yielding callable bonds hampered performance when bonds rallied during the second half of the period.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 2.75%. This equaled a taxable equivalent yield of 4.43% for shareholders based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Shift in market direction led to rally

Bonds struggled during the first eight months of the reporting period, as the Federal Reserve Board (the Fed) ratcheted up the federal funds rate—a key short-term borrowing rate—from 3.75% to 5.25%. However, the Fed put further rate hikes on hold for the remainder of the period as the housing market cooled and economic growth slowed. The bond market rallied in response to the Fed's shift in monetary policy. Longer-term bonds, whose yields reflect long-term inflation expectations, posted the strongest gains in the rebound. For the 12-month period, 30-year municipal bonds returned 7.91%, handily beating the 3.05% return on 3-year municipal issues. Municipal bonds also outpaced Treasuries for the year, benefiting from a positive economic backdrop, strong demand and decreased issuance.

Downward shift in rates drove strategy decisions

Throughout the period, we reduced the fund's exposure to bonds with shorter calls and shorter intermediate maturities in favor of 15- to 20-year maturity issues that had longer call protection. However, the fund owned a number of older bonds with higher yields and shorter call dates as the bond market rallied, and that hampered returns. These bonds held up well when interest rates were rising, but did not keep pace with longer maturity issues in the rally. In addition, the fund's higher quality focus relative to the index and peer group hampered returns in a market that favored higher-yielding, lower-rated issues. However, the fund benefited from owning a few lower quality investment-grade issues, including some tobacco bonds and a few uninsured

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Manager's Report (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

Puerto Rico bonds. We kept the fund's duration, a measure of interest-rate sensitivity, slightly longer than its peers, which aided returns as bonds rallied.

Connecticut's economy on solid ground

Municipal issuance in Connecticut modestly declined in the first 10 months of 2006 compared to 2005. The most notable decrease came from colleges, universities and private schools, many of which had completed funding for recent capital projects. Looking ahead, we expect the state's municipal bond issuance to remain ample, especially if interest rates remain near historically low levels. Although a slowdown in the housing market could reduce property tax revenues, Connecticut's economy is in good shape and should benefit from strength on Wall Street.

Top 5 sectors

as of 10/31/06 (%)

Local General Obligations	25.7
Refunded/Escrowed	17.0
State General Obligations	15.2
Special Non-Property Tax	12.0
Education	7.2

Quality breakdown

as of 10/31/2006 (%)

AAA	83.9
AA	9.9
A	1.0
BBB	3.9
Cash equivalent	1.3

Maturity breakdown

as of 10/31/2006 (%)

0 – 1 years	2.3
1 – 3 years	6.6
3 – 5 years	16.5
5 – 7 years	15.2
7 – 10 years	24.7
10 – 15 years	17.9
15 – 20 years	8.3
20 – 25 years	6.6
25 years and over	0.6
Cash equivalent	1.3

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Fund Profile – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+4.13%

Class A shares (without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 4.13% without sales charge.

■   The fund underperformed its benchmark in part because it owned no California or New York bonds—both of which were strong performers and included in the index. Higher-yielding callable bonds also hampered performance.

■   The fund performed in line with its peer group and benefited from several lower quality investment-grade issues.

Portfolio Management

Brian McGreevy has managed the fund since 2002 and has been with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia Intermediate Municipal Bond Fund

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	15,993	15,231
Class B	15,428	15,428
Class C	15,701	15,701
Class G	15,455	15,455
Class T	16,025	15,262
Class Z	16,214	n/a

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	4.76	1.32	4.09	1.09	4.55	3.55	4.14	–0.86	4.81	–0.13	4.97
5-year	3.63	2.64	2.94	2.94	3.30	3.30	2.97	2.44	3.67	2.68	3.83
10-year	4.81	4.30	4.43	4.43	4.61	4.61	4.45	4.45	4.83	4.32	4.95

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	3.46	0.10	2.79	–0.19	3.25	2.26	2.84	–2.13	3.51	–1.41	3.67
5-year	3.71	2.70	3.01	3.01	3.36	3.36	3.05	2.51	3.75	2.74	3.91
10-year	4.87	4.36	4.50	4.50	4.68	4.68	4.52	4.52	4.89	4.38	5.01

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B and C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns shown for Class G and T shares include the returns of Retail B shares (for Class G shares) and Retail A shares (for Class T shares) of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Tax-Exempt Fund") for periods prior to November 25, 2002. The returns shown for Class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Intermediate Tax-Exempt Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Tax-Exempt Medium-Term Income Fund (the "1784 Tax-Exempt Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for Class Z include returns of the Trust shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to November 25, 2002, the date on which the Class Z shares were initially offered by the fund, and returns of the 1784 Tax-Exempt Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

Understanding Your Expenses – Columbia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.82	1,021.68	3.60	3.57	0.70
Class B	1,000.00	1,000.00	1,035.39	1,018.40	6.93	6.87	1.35
Class C	1,000.00	1,000.00	1,037.81	1,020.67	4.62	4.58	0.90
Class G	1,000.00	1,000.00	1,035.69	1,018.65	6.67	6.61	1.30
Class T	1,000.00	1,000.00	1,039.12	1,021.93	3.34	3.31	0.65
Class Z	1,000.00	1,000.00	1,039.88	1,022.68	2.57	2.55	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia Intermediate Municipal Bond Fund

For the 12-month period ended October 31, 2006, Class A shares of Columbia Intermediate Municipal Bond Fund returned 4.76% without sales charge. Class Z shares returned 4.97%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%1, while the Lipper Intermediate Municipal Debt Funds Classification average had a total return of 4.34%.2 A sizable position in bonds with longer intermediate maturities—between 12 and 20 years—helped the fund beat its Lipper peer group. The fund had less exposure than the Lehman index to bonds with two- to six-year maturities, which hurt performance during the first six months of 2006 when shorter-term issues fared better than longer-term ones.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 3.28%. This equaled a taxable-equivalent yield of 5.05% for shareholders in the 35.0% federal income tax bracket. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Bond rally gives lead to longer-maturity bonds

The bond market rallied in the summer as the Federal Reserve Board (the Fed) held the line on short-term interest rates following six consecutive rate hikes during this reporting period. For the 12-month period, municipal bonds with maturities longer than 22 years returned 7.91% in the Lehman Municipal Bond Index, well ahead of the 3.15% return for two- to four-year municipals in the index. Over the same period, municipal bonds beat comparable maturity Treasuries. Nationwide issuance remained strong, but slightly lower than 2005 levels.

Improved call structure and interest-rate positioning

The fund sold shorter-term callable bonds and invested in bonds with 12- to 20-year maturities that offered better call protection or that were non-callable. These trades helped lock in yields and reduce the possibility that a bond would be called, or redeemed, before maturity. We kept the fund's duration—a measure of its sensitivity to interest-rate changes—slightly longer than its Lipper peer group. This hindered performance when interest rates were rising last spring, but helped when bonds later rallied. The fund maintained a focus on high quality investment grade bonds, while looking for opportunities to add lower quality investment grade bonds, even though supply was limited.

Mergers added more exposure to Florida and Texas

The fund merged with Columbia Florida Intermediate Municipal Bond Fund and Columbia Texas Intermediate Municipal Bond Fund in September 2006. Although these mergers increased the fund's holdings in Florida and Texas paper, they had little material impact on the fund's performance for the period. The fund continued to have a small percentage in bonds subject to the Alternative Minimum Tax (AMT), which were inherited from previous mergers with other funds.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	10.39
Class B	10.39
Class C	10.39
Class G	10.39
Class T	10.39
Class Z	10.39

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.40
Class B	0.33
Class C	0.38
Class G	0.34
Class T	0.41
Class Z	0.42

Distributions include $0.02 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields

as of 10/31/06 (%)

Class A	3.28
Class B	2.80
Class C	3.25
Class G	2.85
Class T	3.33
Class Z	3.64

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	5.05
Class B	4.31
Class C	5.00
Class G	4.38
Class T	5.12
Class Z	5.60

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Portfolio Manager's Report (continued) – Columbia Intermediate Municipal Bond Fund

Top 5 sectors

as of 10/31/06 (%)

Local General Obligations	17.5
Refunded/Escrowed	13.8
Special Non-Property Tax	10.9
State General Obligations	9.8
Hospitals	6.6

Quality breakdown

as of 10/31/06 (%)

AAA	67.5
AA	17.8
A	5.1
BBB	8.2
Cash and Equivalents	1.4

Maturity breakdown

as of 10/31/06 (%)

0-1 years	0.1
1-3 years	8.1
3-5 years	17.1
5-7 years	14.8
7-10 years	22.7
10-15 years	25.6
15-20 years	6.6
20-25 years	2.8
25 years and over	0.8
Cash and Equivalents	1.4

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Positioned for stable or declining interest rates

At the end of the period, the fund was positioned to reflect our expectation that economic growth and consumer demand would slow while interest rates remain stable or decline. However, we plan to monitor economic data for signs of accelerating growth or inflation and modify the fund's positioning as needed.

Fund Profile – Columbia Intermediate Municipal Bond Fund

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 4.76% without sales charge.

■   The fund's return was slightly lower than the return of its benchmark and slightly higher than the average return of its peer group.

■   A sizeable position in bonds with maturities between 12 and 20 years aided performance. However, relatively low exposure to bonds with two- to six-year maturities detracted from performance early in the calendar year.

Portfolio Management

Susan Sanderson has managed the fund since 2002 and has been with the advisor or its predecessors or affiliate organizations since 1985.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+4.76%

Class A shares (without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	15,771	15,016
Class B	15,128	15,128
Class C	15,337	15,337
Class G	15,252	15,252
Class T	15,838	15,080
Class Z	15,992	n/a

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Massachusetts Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	12/09/02		12/09/02		12/09/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	4.33	0.96	3.55	0.55	3.91	2.91	3.76	–1.24	4.43	–0.50	4.59
5-year	3.40	2.40	2.65	2.65	2.93	2.93	2.82	2.28	3.49	2.49	3.65
10-year	4.66	4.15	4.23	4.23	4.37	4.37	4.31	4.31	4.71	4.19	4.81

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	3.06	–0.33	2.29	–0.68	2.64	1.66	2.49	–2.45	3.16	–1.75	3.31
5-year	3.49	2.49	2.73	2.73	3.01	3.01	2.90	2.36	3.58	2.57	3.74
10-year	4.73	4.22	4.30	4.30	4.44	4.44	4.38	4.38	4.77	4.27	4.87

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B and C are newer classes of shares, initially offered on December 9, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns shown for Class G and T shares include the returns of Retail B shares (for Class G shares) and Retail A shares (for Class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Massachusetts Fund") for periods prior to December 9, 2002. The returns shown for Class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Massachusetts Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the "1784 Massachusetts Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for Class Z include returns of the Trust shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which the Class Z shares were initially offered by the fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

Understanding Your Expenses – Columbia Massachusetts Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.70	1,020.32	4.98	4.94	0.97
Class B	1,000.00	1,000.00	1,032.82	1,016.53	8.81	8.74	1.72
Class C	1,000.00	1,000.00	1,034.58	1,018.30	7.03	6.97	1.37
Class G	1,000.00	1,000.00	1,033.78	1,017.54	7.79	7.73	1.52
Class T	1,000.00	1,000.00	1,037.20	1,020.82	4.47	4.43	0.87
Class Z	1,000.00	1,000.00	1,038.01	1,021.58	3.70	3.67	0.72

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	10.50
Class B	10.50
Class C	10.50
Class G	10.50
Class T	10.50
Class Z	10.50

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.43
Class B	0.35
Class C	0.39
Class G	0.37
Class T	0.44
Class Z	0.46

Distributions include $0.08 per share of taxable realized gains.

SEC yields

as of 10/31/06 (%)

Class A	2.79
Class B	2.19
Class C	2.54
Class G	2.39
Class T	2.89
Class Z	3.18

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.55
Class B	3.57
Class C	4.13
Class G	3.89
Class T	4.70
Class Z	5.18

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Class A shares of Columbia Massachusetts Intermediate Municipal Bond Fund returned 4.33% without sales charge. Class Z shares returned 4.59%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%1, while the Lipper Massachusetts Intermediate Municipal Debt Funds Classification average had a total return of 4.41%.2 The fund trailed the Lehman index because, unlike the index, it is not national in scope. The index held significant positions in California and New York municipal bonds, which outpaced Massachusetts municipal returns. The fund also had a higher credit quality focus than some of its peers, which modestly hampered returns.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 2.79%. This equaled a taxable equivalent yield of 4.55% for shareholders based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Bond market environment improved as period progressed

As the year unfolded, the bond market gave investors more reasons to cheer. During the first eight months of the period, bond prices struggled as the Federal Reserve Board (the Fed) raised a key short-term borrowing rate six times. In this challenging environment, municipal bonds held up better than Treasuries. The best performers in the rally and for the period were longer-maturity bonds.

Massachusetts issued fewer bonds

New bond issuance was down substantially in Massachusetts during the first 10 months of 2006. Although interest rates remained at relatively attractive levels, fewer issuers came to market. Many large-scale capital projects for educational institutions had recently been funded, which curtailed new issuance in what is typically a large sector. In addition, many issuers had already refunded bonds with higher yields through the sale of new bonds at lower rates.

Long-term focus

During the period, we sold some shorter intermediate maturity bonds as well as bonds with short call dates that could be redeemed in one to three years. We shifted the proceeds into bonds with 12 -20 year maturities. To lock in yields, we also added some municipal bonds that were noncallable or that had longer call dates. These moves aided performance, as bonds with longer maturities outperformed shorter-maturity issues for the 12-month period. The fund's duration was slightly longer than its peer group, which

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Manager's Report (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

detracted from performance during the first half of the period but aided returns during the market rally. Duration is a measure of interest-rate sensitivity. The fund continued to avoid bonds subject to the Alternative Minimum Tax (AMT), which affects more shareholders every year because it is not indexed to inflation.

Signs of economic improvement

The Massachusetts economy showed signs of strengthening late in the period, as job growth began to pick up in the financial services, manufacturing, education and health services sectors. High housing costs and tax rates, however, continued to drive residents and businesses to relocate to more affordable regions. We expect these trends to continue as a new governor assumes leadership of the Commonwealth. However, we believe that Massachusetts' credit rating will likely remain stable.

Top 5 sectors

as of 10/31/06 (%)

State General Obligations	16.0
Local General Obligations	14.2
Education	14.0
Refunded/Escrowed	11.8
Special Non-Property Tax	9.9

Quality breakdown

as of 10/31/06 (%)

AAA	76.4
AA	17.3
A	2.9
BBB	2.2
Cash equivalent	1.2

Maturity breakdown

as of 10/31/06 (%)

0 – 1 years	0.3
1 – 3 years	5.6
3 – 5 years	15.1
5 – 7 years	17.0
7 – 10 years	20.6
10 – 15 years	25.8
15 – 20 years	9.8
20 – 25 years	1.2
25 years and over	3.4
Cash equivalent	1.2

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Fund Profile – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+4.33%

Class A shares (without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 4.33% without sales charge.

■   The fund underperformed its benchmark because it owned no California or New York bonds—both of which were strong performers and are included in the index. A higher quality focus modestly hampered its return versus its peer group.

■   Non-callable bonds and bonds with longer call dates were added to the portfolio, which aided performance.

Portfolio Management

Susan Sanderson has managed the fund since 1993 and has been with the advisor or its predecessors or affiliate organizations since 1985.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia New Jersey Intermediate Municipal Bond Fund

Growth of a $10,000 investment 04/03/98 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New Jersey Intermediate Municipal Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from April 3, 1998. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

04/03/98 – 10/31/06 ($)

Sales charge	without	with
Class A	14,229	13,552
Class B	13,628	13,628
Class C	13,819	13,819
Class G	13,738	13,738
Class T	14,282	13,603
Class Z	14,482	n/a

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		04/03/98		04/03/98
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	4.41	1.05	3.63	0.63	3.99	2.99	3.83	–1.17	4.51	–0.45	4.67
5-year	3.64	2.63	2.85	2.85	3.14	3.14	3.02	2.48	3.72	2.71	3.88
Life	4.20	3.61	3.67	3.67	3.84	3.84	3.77	3.77	4.24	3.65	4.41

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	3.10	–0.28	2.33	–0.64	2.69	1.70	2.54	–2.42	3.20	–1.74	3.36
5-year	3.77	2.76	2.98	2.98	3.26	3.26	3.14	2.61	3.85	2.83	4.01
Life	4.18	3.59	3.66	3.66	3.83	3.83	3.76	3.76	4.23	3.63	4.40

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B and C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns shown for Class G and T shares include the returns of Retail B shares (for Class G shares) and Retail A shares (for Class T shares) of the Galaxy New Jersey Municipal Bond Fund (the "Galaxy New Jersey Fund") for periods prior to November 18, 2002. Retail A shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for Class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares. The returns for Class Z include returns of the Trust shares of the Galaxy New Jersey Fund, whose shares were initially offered on April 3, 1998, for the periods prior to November 18, 2002, the date on which Class Z shares were initally offered by the fund.

Understanding Your Expenses – Columbia New Jersey Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.00	1,019.11	6.21	6.16	1.21
Class B	1,000.00	1,000.00	1,033.12	1,015.32	10.04	9.96	1.96
Class C	1,000.00	1,000.00	1,034.99	1,017.09	8.26	8.19	1.61
Class G	1,000.00	1,000.00	1,034.18	1,016.33	9.02	8.94	1.76
Class T	1,000.00	1,000.00	1,037.51	1,019.61	5.70	5.65	1.11
Class Z	1,000.00	1,000.00	1,038.31	1,020.37	4.93	4.89	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia New Jersey Intermediate Municipal Bond Fund

For the 12-month period ended October 31, 2006, Class A shares of Columbia New Jersey Intermediate Municipal Bond Fund returned 4.41% without sales charge. Class Z shares returned 4.67%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%1, while the Lipper Other States Intermediate Municipal Debt Funds Classification average had a total return of 4.17%.2 The fund trailed the index because it does not own California or New York municipal bonds, which were among the strongest performers nationally. The index, which is national scope, has a big position in the bonds of both states. The fund beat its Lipper peer group average because it had a slightly greater sensitivity to interest rate changes during the summer bond market rally.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 2.61%. This equaled a taxable equivalent yield of 4.29% for shareholders based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Improvements in New Jersey's economy

New Jersey's municipal market held up well in 2006, benefiting from an improving economy. These gains overshadowed a modest rise in unemployment rates. Municipal bonds further benefited from strong demand coupled with a slowdown in new issuance during the first 10 months of 2006. This decline was not a surprise, given the amount of debt issued in 2004 and 2005 to resolve budget problems.

Well positioned for the market rally

The fund benefited from having a longer duration, or greater interest-rate sensitivity, than its peer group during the summer bond market rally, which occurred as the Federal Reserve Board (the Fed) held the line on short-term interest rates in August and in two subsequent meetings. When interest rates rose earlier in the year, the fund's longer duration detracted from performance. During the rally, the fund more than recovered, as longer duration bonds outpaced shorter duration issues.

Taking advantage of opportunities to add yield

Although the fund maintained a high quality focus that included insured bonds, it benefited from owning some lower quality investment grade issues that offered added yield to the portfolio. These A- and BBB-rated issues came mainly from the health care, tobacco and housing sectors. During the year, the fund also purchased a stake in longer-term intermediate bonds with maturities between 10 and 20 years. These longer-term bonds generated better returns and higher yields than the shorter-term bonds with three- to four-year maturities that we trimmed. The fund further benefited from having a slightly larger stake in noncallable bonds than many of its peers. Noncallable bonds, which cannot be redeemed before maturity, helped us lock in yields we consider attractive.

1 The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	10.26
Class B	10.26
Class C	10.26
Class G	10.26
Class T	10.26
Class Z	10.26

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.41
Class B	0.33
Class C	0.37
Class G	0.35
Class T	0.42
Class Z	0.43

Distributions include $0.07 per share of taxable realized gains.

SEC yields

as of 10/31/06 (%)

Class A	2.61
Class B	2.01
Class C	2.35
Class G	2.20
Class T	2.71
Class Z	2.99

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.29
Class B	3.30
Class C	3.86
Class G	3.61
Class T	4.45
Class Z	4.92

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Portfolio Manager's Report (continued) – Columbia New Jersey Intermediate Municipal Bond Fund

Top 5 sectors

as of 10/31/06 (%)

Local General Obligations	24.8
Refunded/Escrowed	17.0
State Appropriated	12.7
Water & Sewer	6.7
Special Non-Property Tax	5.3

Quality breakdown

as of 10/31/06 (%)

AAA	73.2
AA	8.1
A	4.2
BBB	12.0
Cash equivalent	2.5

Maturity breakdown

as of 10/31/06 (%)

0 – 1 years	0.6
1 – 3 years	8.3
3 – 5 years	15.8
5 – 7 years	9.9
7 – 10 years	22.2
10 – 15 years	29.6
15 – 20 years	8.8
20 – 25 years	1.7
25 years and over	0.6
Cash equivalent	2.5

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Stable outlook for New Jersey

If the US economy continues to grow at a modest pace, we expect New Jersey to maintain its current credit rating. However, the state needs to address structural problems regarding its budget. The legislature and governor continue to explore ways to restructure revenue flows to ease the burden of high property taxes. In addition, high housing costs remain a deterrent for new businesses and contribute to migration out of the state. Going forward, we plan to be more cautious in owning bonds issued by lower-rated investment grade hospitals that have a heavy reliance on Medicaid/Medicare payments. We don't believe that prices in lower-rated bonds currently justify the added risk.

Fund Profile – Columbia New Jersey Intermediate Municipal Bond Fund

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 4.41% without sales charge.

■   The fund underperformed its benchmark largely because it owned no California or New York bonds—both of which were strong performers and are included in the index.

■   The fund's return was higher than the average return of its peer group because it had a slightly greater sensitivity to changing interest rates during the summer bond market rally.

Portfolio Management

Brian McGreevy has managed the fund since 1998 and has been with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+4.41%

Class A shares

(without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	16,009	15,243
Class B	15,355	15,355
Class C	15,573	15,573
Class G	15,480	15,480
Class T	16,067	15,298
Class Z	16,353	n/a

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New York Intermediate Municipal Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	4.04	0.66	3.27	0.27	3.63	2.63	3.48	–1.52	4.15	–0.81	4.30
5-year	3.69	2.68	2.92	2.92	3.21	3.21	3.09	2.55	3.77	2.76	3.94
10-year	4.82	4.31	4.38	4.38	4.53	4.53	4.47	4.47	4.86	4.34	5.04

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	2.81	–0.50	2.04	–0.94	2.40	1.40	2.25	–2.72	2.91	–2.01	3.06
5-year	3.87	2.86	3.10	3.10	3.38	3.38	3.26	2.73	3.94	2.94	4.12
10-year	4.90	4.39	4.47	4.47	4.61	4.61	4.55	4.55	4.94	4.43	5.12

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B and C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and Class G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy New York Municipal Bond Fund (the "Galaxy New York Fund") for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for Class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares. Retail A shares were initially offered on December 31, 1991. The returns shown for Class Z shares include returns of Trust shares of the Galaxy New York Fund, whose shares were initially offered on December 31, 1991, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the fund.

Understanding Your Expenses – Columbia New York Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.31	1,019.81	5.48	5.45	1.07
Class B	1,000.00	1,000.00	1,028.48	1,016.03	9.31	9.25	1.82
Class C	1,000.00	1,000.00	1,030.30	1,017.80	7.52	7.48	1.47
Class G	1,000.00	1,000.00	1,029.49	1,017.04	8.29	8.24	1.62
Class T	1,000.00	1,000.00	1,032.92	1,020.32	4.97	4.94	0.97
Class Z	1,000.00	1,000.00	1,033.62	1,021.07	4.20	4.18	0.82

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	11.68
Class B	11.68
Class C	11.68
Class G	11.68
Class T	11.68
Class Z	11.68

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.39
Class B	0.30
Class C	0.34
Class G	0.33
Class T	0.40
Class Z	0.42

Distributions include $0.01 per share of taxable realized gains.

SEC yields

as of 10/31/06 (%)

Class A	2.75
Class B	2.14
Class C	2.49
Class G	2.34
Class T	2.84
Class Z	3.13

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.54
Class B	3.53
Class C	4.11
Class G	3.87
Class T	4.69
Class Z	5.17

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

For the 12-month period ended October 31, 2006, Class A shares of Columbia New York Intermediate Municipal Bond Fund returned 4.04% without sales charge. Class Z shares returned 4.30%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%1, while the Lipper New York Intermediate Municipal Debt Funds Classification average had a total return of 4.20%.2 The fund trailed the index because it did not have any exposure to strong-performing California bonds, which are included in the index. An underweight in bonds with 15- to 20-year maturities, along with a sizable inflow of cash during the summer bond rally, cost the fund some ground relative to the Lipper peer group.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 2.75%. This equaled a taxable equivalent yield of 4.54% for shareholders based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Bond market rallied in the second half

Bonds lost value during the first eight months of the period, as the Federal Reserve Board (the Fed) continued to ratchet up the federal funds rate—a key short-term borrowing rate. With inflation fears mounting, shorter-maturity municipal bonds fared better than longer-maturity issues in this environment. However, the bond market reversed course in the summer as slower economic growth and a softer housing market persuaded the Fed to pause its series of short-term interest rate hikes. Longer-maturity issues posted the biggest gains during the rally, putting them ahead of shorter-maturity issues for the year period.
In New York, municipal bonds also benefited from a combination of strong demand and reduced supply. New issuance declined, following record levels in 2004 and 2005 to address state budgetary problems. In addition, most issuers who sought to refund higher-yielding bonds had already done so. Refunding involves replacing old debt with new debt, typically at a lower coupon rate.

Shift toward longer intermediate maturities

The fund's stake in bonds with 15- to 20-year maturities made a positive contribution to performance—but not enough to offset weak returns from four- to six-year bonds. Many of the latter were older bonds with relatively high yields, which we were reluctant to give up. Toward the period's end, we sold shorter-maturity bonds and added more 15- to 20- year securities, including insured bonds issued for the New York Mets' new baseball stadium. Most of these bonds were either noncallable (or not redeemable before maturity) or had call dates of 10 years or longer.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Manager's Report (continued) – Columbia New York Intermediate Municipal Bond Fund

Elsewhere, a small stake in tobacco bonds added yield. Tobacco bonds are issued by the state and secured by revenues from a financial settlement with tobacco companies that helps pay cigarette-related health costs and fund anti-smoking campaigns. We continue to avoid investments in bonds subject to the Alternative Minimum Tax (AMT), which is not indexed to inflation and has been affecting more taxpayers each year.

Stable outlook for issuance and credit rating

Despite being one of the most heavily indebted states in the nation, New York will most likely see decent issuance in the coming year, especially in the fourth quarter of 2006. The state economy is in relatively good shape and should benefit from a trickle down effect as Wall Street pays out an estimated $36 billion in year end bonuses. We expect New York, however, to continue to struggle with the disappearance of manufacturing jobs upstate and high housing costs. Given the state's current debt burdens, we believe a credit upgrade is unlikely in the near term.

Top 5 sectors

as of 10/31/06 (%)

Refunded/Escrowed	25.8
State Appropriated	13.4
Local General Obligations	11.6
Special Non-Property Tax	8.1
Education	6.9

Quality breakdown

as of 10/31/06 (%)

AAA	61.9
AA	24.4
A	6.8
BBB	3.8
BB	1.1
Cash equivalent	2.0

Maturity breakdown

as of 10/31/06 (%)

0 – 1 years	1.4
1 – 3 years	13.3
3 – 5 years	20.9
5 – 7 years	11.3
7 – 10 years	13.6
10 – 15 years	21.8
15 – 20 years	12.7
20 – 25 years	3.0
Cash equivalent	2.0

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Fund Profile – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+4.04%

Class A shares

(without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 4.04% without sales charge.

■   The fund underperformed its benchmark primarily because it owned no California bonds, which were strong performers during the period. California bonds are included in the index.

■   The fund had less exposure to bonds with 15- to 20-year maturities, which hampered its return relative to its Lipper peer group. A sizeable inflow of cash during the summer bond rally also cost the fund some ground.

Portfolio Management

Brian McGreevy has managed the fund since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance Information – Columbia Rhode Island Intermediate Municipal Bond Fund

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Rhode Island Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. The growth of a $10,000 investment with sales charges for Class A is calculated with an initial sales charge of 4.75%.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment

11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	15,965	15,208
Class B	15,270	15,270
Class C	15,484	15,484
Class G	15,389	15,389
Class T	16,119	15,355
Class Z	16,127	n/a

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		12/20/94		06/19/00
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	3.98	0.57	3.21	0.21	3.57	2.57	3.42	–1.58	4.25	–0.72	4.25
5-year	3.51	2.52	2.72	2.72	3.00	3.00	2.87	2.34	3.71	2.71	3.72
10-year	4.79	4.28	4.32	4.32	4.47	4.47	4.40	4.40	4.89	4.38	4.89

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
1-year	2.79	–0.55	2.03	–0.94	2.39	1.40	2.23	–2.71	3.05	–1.81	3.05
5-year	3.64	2.63	2.84	2.84	3.12	3.12	2.99	2.45	3.83	2.82	3.84
10-year	4.85	4.34	4.39	4.39	4.53	4.53	4.47	4.47	4.95	4.44	4.95

The "with sales charge" returns include the maximum initial sales charge of 3.25% and 4.75% for Class A and T shares for the 1-year period, respectively, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) for Class B and G shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The "with sales charge" 5 and 10-year average annual total returns as of 10/31/06 and 9/30/06 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class A, B, and C are newer class shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's Class T (for Class A shares) and G shares (for Class B and C shares) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B, and C shares, respectively). The returns for Class T and G shares include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Rhode Island Municipal Bond Fund for periods prior to November 18, 2002. The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class G shares generally would have had substantially similar returns to Retail A shares because they would have invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares. The returns for Class Z shares also include the returns of Retail A shares of the Galaxy Rhode Island Municipal Bond Fund for periods prior to the inception of Trust shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to the Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent for Class Z shares are lower then expenses paid by Retail A shares.

Understanding Your Expenses – Columbia Rhode Island Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.70	1,020.01	5.27	5.24	1.03
Class B	1,000.00	1,000.00	1,026.92	1,016.23	9.09	9.05	1.78
Class C	1,000.00	1,000.00	1,028.68	1,018.00	7.31	7.27	1.43
Class G	1,000.00	1,000.00	1,027.88	1,017.24	8.08	8.03	1.58
Class T	1,000.00	1,000.00	1,032.01	1,021.27	3.99	3.97	0.78
Class Z	1,000.00	1,000.00	1,032.01	1,021.27	3.99	3.97	0.78

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio Manager's Report – Columbia Rhode Island Intermediate Municipal Bond Fund

For the 12-month period ended October 31, 2006, Class A shares of Columbia Rhode Island Intermediate Municipal Bond Fund returned 3.98% without sales charge. Class Z shares returned 4.25%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 5.08%1, while the Lipper Other States Intermediate Municipal Debt Funds Classification average had a total return of 4.17%.2 The fund fell short of the index, which is national in scope, largely because it did not own California and New York municipal bonds, which were among the year's strongest performers. The fund's exposure to bonds with four- to six-year maturities as well as a below-average sensitivity to interest-rate changes further hampered returns relative to the index.

On October 31, 2006, the fund's Class A shares had a 30-day SEC annualized yield of 2.73%. This equaled a taxable equivalent yield of 4.67% for shareholders based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Bonds staged comeback led by longer-maturity issues

Bonds fought an uphill battle for the first eight months of the period, as bond prices fell and yields rose across all maturity ranges. In this challenging environment, municipal bonds held up better than Treasuries. However, bonds reversed course and rallied late in the summer, as a slowing economy prompted the Federal Reserve Board to hold the line on further short-term interest rate hikes. Longer-maturity bonds, whose yields reflect long-term inflation expectations, posted especially strong gains, beating shorter-term issues for the 12-month period. Municipal bonds lagged Treasuries in the rally but came out ahead for the year.

Continued high quality focus with some added yield

Higher quality investment grade bonds, such as local general obligation and education issues, remained the fund's focus. However, a small stake in lower quality investment grade bonds with a yield advantage, including tobacco and hospital bonds, also benefited performance. Tobacco bonds are issued by the state and secured by revenues from a financial settlement with tobacco companies that helps pay cigarette-related health costs and fund anti-smoking campaigns. In the hospital sector, a standout was LifeSpan Obligated Group (3.2% of net assets), whose bonds benefited from a credit ratings upgrade. LifeSpan also refunded bonds issued with higher yields through the sale of new bonds at lower rates, which helped returns.

Impact of limited issuance in Rhode Island

A sizable stake in older bonds with four- to six-year maturities hampered returns during the summer rally. We decreased the fund's exposure to these shorter intermediate-term bonds and added positions with 15- to 20-year maturities. These

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/06 ($)

Class A	11.21
Class B	11.21
Class C	11.21
Class G	11.21
Class T	11.21
Class Z	11.21

Distributions declared per share

11/01/05 – 10/31/06 ($)

Class A	0.43
Class B	0.34
Class C	0.38
Class G	0.37
Class T	0.45
Class Z	0.45

Distributions include $0.03 per share of taxable realized gains.

SEC yields

as of 10/31/06 (%)

Class A	2.73
Class B	2.13
Class C	2.47
Class G	2.32
Class T	2.97
Class Z	3.12

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields

as of 10/31/06 (%)

Class A	4.67
Class B	3.63
Class C	4.22
Class G	3.97
Class T	5.07
Class Z	5.32

Taxable-equivalent SEC yields are based on the highest individual federal and state marginal income tax rates. These tax rates do not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Portfolio Manager's Report (continued) – Columbia Rhode Island Intermediate Municipal Bond Fund

Top 5 sectors

as of 10/31/06 (%)

Refunded/Escrowed	29.8
Local General Obligations	16.7
Education	14.8
Local Appropriated	8.0
State General Obligations	8.1

Quality breakdown

as of 10/31/06 (%)

AAA	87.8
AA	6.3
A	1.4
BBB	1.6
Other	2.8
Cash equivalent	0.1

Maturity breakdown

as of 10/31/06 (%)

0 – 1 years	3.6
1 – 3 years	11.6
3 – 5 years	15.7
5 – 7 years	13.1
7 – 10 years	21.3
10 – 15 years	17.6
15 – 20 years	17.0
Cash equivalent	0.1

Sector weightings are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating organizations: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

moves, however, took time because the size of Rhode Island new issuance was small—only $1 billion in the first 10 months of 2006. To supplement Rhode Island's limited offerings, we invested a small portion of assets in longer intermediate noncallable (bonds that are not redeemable before maturity) Puerto Rico bonds, which are also exempt from Rhode Island income tax. These bonds helped make the fund more sensitive to interest rate changes, while locking in yields we consider attractive.

Positive outlook for Rhode Island municipal market

Rhode Island's economic prospects look favorable, which bodes well for its municipal bond market. The state has attracted new residents with housing costs that are more affordable than neighboring states. In addition, new incentives for businesses seem to have paid off with recent announcements from two financial services firms that expect to relocate parts of their businesses to Rhode Island. We expect these transfers to bring in more high paying jobs, helping to offset losses in manufacturing that have resulted in slightly higher unemployment rates. With many of its funding needs covered, we expect the state's issuance to remain tight.

Fund Profile – Columbia Rhode Island Intermediate Municipal Bond Fund

Summary

■   For the 12-month period ended October 31, 2006, the fund's Class A shares returned 3.98% without sales charge.

■   The fund underperformed its benchmark largely because it owned no California or New York bonds—both of which were strong performers and are included in the index. Exposure to bonds with four- to-six-year maturities as well as a below-average sensitivity to interest-rate changes also hampered returns.

■   A small stake in lower quality investment-grade tobacco and hospital bonds benefited performance.

Portfolio Management

Brian McGreevy has managed the fund since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

1 year return as of 10/31/06

+3.98%

Class A shares

(without sales charge)

+5.08%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Investment Portfolio – Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 97.9%

	Par ($)	Value ($)
Education – 7.2%
Education – 7.2%
CT Health & Educational Facility Authority
Connecticut College:
Series 1997 C-1,
Insured: MBIA
5.500% 07/01/27	900,000	928,575
Series 2000 D-1,
Insured: MBIA
5.750% 07/01/30	1,250,000	1,348,412
Series 2002 E,
Insured: MBIA:
5.000% 07/01/14	500,000	537,790
5.250% 07/01/22	400,000	433,596
Miss Porters School,
Series 2006 B,
Insured: AMBAC
4.500% 07/01/29	600,000	605,124
Trinity College:
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	500,000	588,070
Series 2001 G,
Insured: AMBAC:
5.000% 07/01/31	1,000,000	1,046,090
5.500% 07/01/15	2,825,000	3,071,114
Series 2004 H,
Insured: MBIA
5.000% 07/01/25	540,000	574,954
CT University of Connecticut
Student Fee,
Series 2002 A,
5.250% 05/15/14	1,185,000	1,281,388
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA:
5.250% 10/01/12	725,000	769,131
5.375% 10/01/13	975,000	1,036,932
5.500% 10/01/14	650,000	693,986
Education Total		12,915,162
Education Total		12,915,162
Health Care – 5.7%
Continuing Care Retirement – 0.3%
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.750% 12/01/23	500,000	535,365
Continuing Care Retirement Total		535,365

	Par ($)	Value ($)
Health Services – 0.1%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC
5.000% 07/01/23	260,000	275,426
Health Services Total		275,426
Hospitals – 5.3%
CT Health & Educational Facility Authority
Hospital for Special Care,
Series 1997 B,
Insured: ACA
5.375% 07/01/17	1,750,000	1,796,847
Hospital for St. Raphael,
Series 1993 H,
Insured: AMBAC
5.300% 07/01/10	2,740,000	2,893,714
Middlesex Hospital,
Series 1997 H,
Insured: MBIA
5.000% 07/01/12	1,060,000	1,078,508
Stamford Hospital,
Series 1996 F,
Insured: MBIA
5.400% 07/01/09	1,500,000	1,532,040
William W. Backus Hospital,
Series 2005 G,
Insured: FSA
5.000% 07/01/24	2,060,000	2,197,072
Hospitals Total		9,498,181
Health Care Total		10,308,972
Housing – 1.7%
Single-Family – 1.7%
CT Housing Finance Authority
Mortgage Finance Program:
Series 1996 C-1,
6.000% 11/15/10	815,000	832,286
Series 2005 D-1,
4.100% 05/15/17	2,200,000	2,222,506
Single-Family Total		3,054,792
Housing Total		3,054,792
Other – 21.2%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	360,000	386,496
Other Total		386,496

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Pool/Bond Bank – 4.0%
CT Revolving Fund
Series 2003 A,
5.000% 10/01/19	1,000,000	1,072,990
Series 2003 B:
5.000% 10/01/12	1,000,000	1,075,910
5.000% 10/01/13	2,500,000	2,713,325
5.000% 10/01/14	1,000,000	1,093,140
5.000% 10/01/15	1,000,000	1,099,930
Pool/Bond Bank Total		7,055,295
Refunded/Escrowed (a) – 17.0%
CT Bridgeport
Series 2000 A,
Pre-refunded 07/15/10,
Insured: FGIC
6.000% 07/15/13	2,000,000	2,186,900
CT Fairfield
Series 1998,
Pre-refunded 01/01/08,
5.000% 01/01/18	1,100,000	1,139,644
Series 2002 A,
Pre-refunded 04/01/12,
5.000% 04/01/22	2,200,000	2,350,282
CT Health & Educational Facility Authority
Fairfield University,
Series 1999 I,
Pre-refunded 07/01/09,
Insured: MBIA
5.250% 07/01/25	2,000,000	2,105,980
William W. Backus Hospital,
Series 1997 D,
Pre-refunded 07/01/07,
Insured: AMBAC
5.625% 07/01/17	500,000	516,620
CT New Canaan
Series 1999,
Pre-refunded 02/01/09,
4.750% 02/01/18	500,000	513,495
CT New Haven
Series 2002 B,
Escrowed to Maturity,
Insured: FGIC:
5.000% 11/01/10	5,000	5,272
5.375% 11/01/12	5,000	5,484
Series 2002 C,
Escrowed to Maturity,
Insured: MBIA
5.000% 11/01/18	15,000	16,237

	Par ($)	Value ($)
Series 2003 A,
Pre-refunded 11/01/13,
Insured: FGIC
5.250% 11/01/16	170,000	188,401
CT Resources Recovery Authority
Mid Connecticut Systems,
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA:
5.750% 11/15/07	1,000,000	1,020,990
6.250% 11/15/06	2,275,000	2,277,229
CT Seymour
Series 2001 B,
Pre-refunded 08/01/11,
Insured: MBIA
5.250% 08/01/15	1,100,000	1,182,511
CT Special Assessment Second Injury Fund Revenue
Series 2000 A,
Escrowed to Maturity,
Insured: FSA
5.250% 01/01/10	2,000,000	2,102,720
CT Stamford
Series 2002,
Pre-refunded 08/15/12,
5.000% 08/15/19	1,000,000	1,075,220
CT State
Series 1993 B,
Escrowed to Maturity,
5.400% 03/15/08	10,000	10,253
Series 1993 E,
Escrowed to Maturity,
6.000% 03/15/12	25,000	27,950
Series 1999 A,
Pre-refunded 06/15/09,
5.250% 06/15/10	2,025,000	2,126,776
Series 1999 B,
Pre-refunded 11/01/09,
5.750% 11/01/11	1,000,000	1,072,270
Series 2000 A,
Pre-refunded 04/15/10,
5.500% 04/15/19	865,000	925,524
CT University of Connecticut
Series 2000 A,
Pre-refunded 03/01/10,
Insured: FGIC
5.375% 03/01/19	2,000,000	2,133,420

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 A,
Pre-refunded 04/01/12,
5.375% 04/01/13	1,000,000	1,088,670
CT Westport
Series 1999,
Pre-refunded 07/15/09,
5.000% 07/15/18	1,890,000	1,980,191
Series 2000,
Pre-refunded 08/15/10:
5.375% 08/15/14	550,000	586,064
5.375% 08/15/15	1,550,000	1,651,633
Series 2001,
Pre-refunded 12/01/11,
5.000% 12/01/16	1,155,000	1,235,007
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000A,
Economically Defeased,
5.500% 10/01/40	1,000,000	1,077,500
Refunded/Escrowed Total		30,602,243
Other Total		38,044,034
Other Revenue – 1.1%
Recreation – 1.1%
CT Health & Educational Facility Authority
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC
5.250% 07/01/27	1,670,000	1,940,958
Recreation Total		1,940,958
Other Revenue Total		1,940,958
Tax-Backed – 56.1%
Local General Obligations – 25.7%
CT Bridgeport
Series 1997 A,
Insured: AMBAC
5.450% 03/01/11	1,550,000	1,573,808
Series 2002 A,
Insured: FGIC
5.375% 08/15/14	1,600,000	1,740,144
Series 2004 C,
Insured: MBIA
5.250% 08/15/17	1,500,000	1,689,255
CT Colchester
Series 1997 A,
Insured: AMBAC
5.400% 08/15/10	885,000	945,109

	Par ($)	Value ($)
CT Cromwell
Series 2003,
Insured: FGIC
5.000% 06/15/11	600,000	638,604
CT Danbury
Series 1995,
5.625% 02/01/13(b)	200,000	222,462
Series 2004,
Insured: FGIC
4.750% 08/01/16	1,270,000	1,366,673
CT East Haven
Series 2003,
Insured: MBIA
5.000% 09/01/15	640,000	705,062
CT Easton
Series 2001,
4.750% 10/15/21	855,000	886,669
CT Fairfield
Series 2004,
4.500% 01/01/16	1,690,000	1,778,708
CT Farmington
Series 2002,
5.000% 09/15/19	820,000	881,926
CT Hartford County Metropolitan District
Series 1989,
6.700% 10/01/09	250,000	271,368
Series 2002,
5.000% 04/01/19	1,205,000	1,290,483
CT Hartford
Series 2003,
Insured: FSA
4.750% 12/01/15	2,065,000	2,223,592
Series 2005 C,
Insured: MBIA
5.000% 09/01/19	2,085,000	2,326,589
Series 2006,
Insured: AMBAC
5.000% 07/15/22	600,000	650,850
CT Montville
Series 1994,
5.300% 12/01/09	370,000	388,852
CT New Britain
Series 2006,
Insured: AMBAC
5.000% 04/15/17	1,165,000	1,287,220

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CT New Haven
Series 2002 B,
Insured: FGIC:
5.000% 11/01/10	995,000	1,050,262
5.375% 11/01/12	995,000	1,092,530
Series 2002 C,
Insured: MBIA
5.000% 11/01/18	1,985,000	2,128,952
Series 2003 A,
Insured: FGIC
5.250% 11/01/16	1,830,000	2,018,874
CT New London
Series 2003 C,
Insured: AMBAC
5.000% 02/01/17	1,290,000	1,377,552
CT New Milford
Series 1992,
5.500% 08/01/08	250,000	258,660
Series 2004,
Insured: AMBAC
5.000% 01/15/16	1,025,000	1,131,385
CT Norwalk
Series 2004 B,
5.000% 08/01/11	1,535,000	1,636,264
CT Regional School District No. 15
Series 2003,
Insured: FGIC:
5.000% 02/01/15	1,105,000	1,213,522
5.000% 02/01/16	1,025,000	1,131,733
CT Stamford
Series 2003 B:
5.250% 08/15/16	1,650,000	1,868,180
5.250% 08/15/17	1,125,000	1,279,755
CT Torrington
Series 1999,
Insured: FGIC
5.125% 09/15/12	1,300,000	1,363,856
CT Watertown
Series 2005,
Insured: MBIA
5.000% 08/01/17	1,060,000	1,170,155
CT Weston
Series 2004:
5.125% 07/15/14	1,250,000	1,378,900
5.250% 07/15/15	1,300,000	1,456,845

	Par ($)	Value ($)
CT Westport
Series 2003,
5.000% 08/15/18	1,200,000	1,307,304
CT Windham
Series 2004,
Insured: MBIA
5.000% 06/15/15	785,000	861,600
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A,
Insured: FSA
5.750% 08/01/12	1,500,000	1,598,730
Local General Obligations Total		46,192,433
Special Non-Property Tax – 12.0%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B,
6.125% 09/01/12	400,000	441,384
Series 1993 A,
5.250% 09/01/07	1,250,000	1,267,675
Series 1998 A,
Insured: FGIC:
5.250% 10/01/14	2,100,000	2,179,989
5.500% 10/01/12	3,250,000	3,579,063
Series 2003 B,
Insured: FGIC
5.000% 01/01/23	800,000	849,888
CT State
Series 1993 A,
5.375% 09/01/08	750,000	774,585
NJ Economic Development Authority
Series 2004 A,
5.500% 06/15/24	1,000,000	1,059,880
OH Hamilton County Sales Tax Revenue
Series 2000 B,
Insured: AMBAC
(c) 12/01/28	3,000,000	1,147,380
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998,
Insured: MBIA
5.250% 07/01/14	2,615,000	2,708,695
Series 2002 E,
Insured: FSA
5.500% 07/01/17	1,870,000	2,144,778
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,500,000	2,867,350

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 1998 A,
Insured: AMBAC
5.250% 07/01/10	2,500,000	2,590,825
Special Non-Property Tax Total		21,611,492
State Appropriated – 3.2%
CT State Certificates of Participation
Juvenile Training School,
Series 2001,
5.250% 12/15/14	1,565,000	1,691,671
CT University of Connecticut
Series 2002 A,
5.000% 04/01/10	1,085,000	1,136,234
Series 2004 A,
Insured: MBIA
5.000% 01/15/13	2,000,000	2,158,880
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27	700,000	759,801
State Appropriated Total		5,746,586
State General Obligations – 15.2%
CT State
Series 1993 E,
6.000% 03/15/12	975,000	1,088,636
Series 1998 A,
5.250% 03/15/14	2,500,000	2,575,725
Series 2000 C,
5.375% 12/15/10	1,000,000	1,069,770
Series 2001,
Insured: FSA
5.500% 12/15/14	1,500,000	1,694,715
Series 2003 E,
Insured: FGIC
5.000% 08/15/21	1,000,000	1,066,230
Series 2005 B,
Insured: AMBAC
5.250% 06/01/20	600,000	686,814
Series 2005 D,
Insured: FGIC
5.000% 11/15/23	4,000,000	4,310,280
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A,
5.000% 07/01/30	1,000,000	1,052,270

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Capital Appreciation,
Series 1998,
Insured: MBIA
(c) 07/01/14	4,500,000	3,369,375
Public Improvement:
Series 1998:
Insured: FSA
5.250% 07/01/10	1,250,000	1,324,600
Insured: MBIA
5.250% 07/01/15	3,000,000	3,351,360
Series 2002 A,
Insured: FGIC
5.500% 07/01/20	3,000,000	3,501,150
Series 1998,
Insured: MBIA
6.000% 07/01/16	1,000,000	1,187,220
Series 2006 A,
5.250% 07/01/23	1,000,000	1,085,140
State General Obligations Total		27,363,285
Tax-Backed Total		100,913,796
Utilities – 4.9%
Investor Owned – 1.2%
CT Development Authority
Pollution Control Revenue,
Connecticut Light & Power Co.,
Series 1993 A,
5.850% 09/01/28	2,000,000	2,094,740
Investor Owned Total		2,094,740
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	1,000,000	1,136,020
Municipal Electric Total		1,136,020
Water & Sewer – 3.1%
CT Clean Water Fund
Series 1993,
6.000% 10/01/12	1,200,000	1,326,432
Series 1999,
5.250% 07/15/11	1,500,000	1,577,985

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CT Greater New Haven Water Pollution Control Authority
Series 2005 A,
Insured: MBIA
5.000% 11/15/30	2,500,000	2,664,575
Water & Sewer Total		5,568,992
Utilities Total		8,799,752
Total Municipal Bonds (Cost of $169,872,057)		175,977,466

Investment Company – 0.1%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	202,383	202,383
Total Investment Company (Cost of $202,383)		202,383

Short-Term Obligations – 1.2%

	Par ($)
Variable Rate Demand Notes (d) – 1.2%
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
LOC: SunTrust Bank N.A.
3.590% 08/01/25	300,000	300,000
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
3.590% 08/01/27	400,000	400,000
MS Jackson County
Chevron Corp.:
Series 1992,
3.590% 12/01/16	400,000	400,000
Series 1993,
3.590% 06/01/23	500,000	500,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.590% 08/15/20	600,000	600,000
Variable Rate Demand Notes Total		2,200,000
Total Short-Term Obligations (Cost of $2,200,000)		2,200,000
Total Investments – 99.2% (Cost of $172,274,440)(e)		178,379,849
Other Assets & Liabilities, Net – 0.8%		1,377,225
Net Assets – 100.0%		$179,757,074

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) A portion of this security with a market value of $172,408 is pledged as collateral for open futures contracts.

(c) Zero coupon bond.

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(e) Cost for federal income tax purposes is $172,327,802.

At October 31, 2006, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
10-Year U.S. Treasury Notes	56	$6,060,251	$6,006,693	Dec-06	$(53,558)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	56.1%
Other	21.2
Education	7.2
Health Care	5.7
Utilities	4.9
Housing	1.7
Other Revenue	1.1
97.9
Investment Company	0.1
Short-Term Obligations	1.2
Other Assets & Liabilities, Net	0.8
100.0%

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by-Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 98.2%

	Par ($)	Value ($)
Education – 2.2%
Education – 1.8%
CT Health & Educational Facility Authority
Trinity College,
Series 1998 F,
Insured: MBIA
5.500% 07/01/21	1,000,000	1,176,140
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004 B,
5.250% 04/01/17	610,000	642,684
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2004 A,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,083,280
FL Volusia County Educational Facilities Authority
Embry-Riddle Aeronautical University,
Series 1999 A,
5.750% 10/15/29	2,380,000	2,482,292
IL Finance Authority
DePaul University,
Series 2004 A:
5.375% 10/01/17	1,000,000	1,118,280
5.375% 10/01/18	2,000,000	2,244,440
IN Ivy Tech State College
Series 1997 E,
Insured: AMBAC
5.050% 07/01/09	1,000,000	1,024,340
IN University
Series 1998 L,
5.000% 08/01/09	1,520,000	1,568,062
KS Development Finance Authority
Board of Regents Scientific Research,
Series 2003,
Insured: AMBAC
5.000% 10/01/19	2,000,000	2,154,040
Regents-Wichita University,
Series 2000 B,
Insured: AMBAC
5.900% 04/01/15	2,000,000	2,140,200
KS Washburn University
Topeka Living Learning,
Series 2004,
Insured: AMBAC
5.000% 07/01/18	900,000	968,409

	Par ($)	Value ($)
MA College Building Authority
Series 1994 A,
7.500% 05/01/14	500,000	610,025
MA Industrial Finance Agency
Tufts University,
Series 1998 H,
Insured: MBIA
5.500% 02/15/12	2,000,000	2,183,220
MD Health & Higher Educational Facilities Authority
Johns Hopkins University,
Series 1998,
6.000% 07/01/10	1,500,000	1,624,680
MO Health & Educational Facilities Authority
St. Louis University,
Series 1998,
5.500% 10/01/16	1,000,000	1,132,000
Washington University,
Series 2001 A,
5.500% 06/15/16	1,000,000	1,142,910
MS University Educational Building Corp.
Series 1998,
Insured: MBIA
5.250% 08/01/12	1,000,000	1,045,780
PA Erie Higher Education Building Authority
Mercyhurst College,
Series 2004 B,
5.000% 03/15/14	255,000	266,687
PA Higher Educational Facilities Authority
Bryn Mawr College,
Series 2002,
Insured: AMBAC
5.250% 12/01/12	1,500,000	1,632,555
State Systems Higher Education,
Series 2001 T,
Insured: AMBAC
5.000% 06/15/12	750,000	794,018
University of Sciences,
Series 2005 A,
Insured: XLCA
5.000% 11/01/16	360,000	390,668
Widener University,
Series 2003,
5.000% 07/15/10	500,000	518,565
PA Lancaster County Higher Education Authority
Franklin & Marshall College,
Series 2003 A,
5.000% 04/15/10	500,000	521,785

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PA University
Series 2002,
5.250% 08/15/11	1,000,000	1,073,210
RI Health & Educational Building Corp.
Series 2003,
Insured: XLCA
5.250% 04/01/15	1,500,000	1,623,210
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College,
Series 1996,
Insured: AMBAC:
6.000% 12/01/08	1,505,000	1,578,053
6.000% 12/01/09	595,000	636,662
6.000% 12/01/16	500,000	584,525
TX Alamo Community College District
Series 2001,
Insured: FSA
5.375% 11/01/16	1,000,000	1,075,820
TX Houston Community College System
Series 2001 A,
Insured: MBIA
5.375% 04/15/15	1,000,000	1,066,510
TX Public Finance Authority
Stephen F. Austin University,
Series 2005,
Insured: MBIA
5.000% 10/15/19	2,000,000	2,155,820
TX University of Texas
Series 2003 A,
5.375% 08/15/15	1,000,000	1,097,800
Series 2004 A,
5.250% 08/15/17	2,000,000	2,248,560
Series 2004 B,
5.250% 08/15/16	2,000,000	2,238,220
Education Total		43,843,450
Student Loan – 0.4%
IA Student Loan Liquidity Corp.
Series 1998 J, AMT,
Insured: AMBAC
4.800% 06/01/09	9,650,000	9,865,967
Student Loan Total		9,865,967
Education Total		53,709,417

	Par ($)	Value ($)
Health Care – 7.1%
Continuing Care Retirement – 0.3%
CO Health Facilities Authority
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/18	1,000,000	1,040,010
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana,
Series 2005,
5.250% 11/15/25	6,000,000	6,390,660
PA Delaware County Authority
Dunwoody Village, Inc.,
Series 2003 A,
5.000% 04/01/09	500,000	512,205
Continuing Care Retirement Total		7,942,875
Hospitals – 6.6%
AL Health Care Authority for Baptist Health
Series 2006 D,
5.000% 11/15/18	2,250,000	2,353,343
AL University at Birmingham Hospital
Series 2006 A,
5.000% 09/01/21	2,200,000	2,313,300
AR Washington County Hospital
Washington Regional Medical Center,
Series 2005 B:
5.000% 02/01/16	1,000,000	1,055,090
5.000% 02/01/17	2,000,000	2,102,920
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004,
4.450% 07/01/26	1,010,000	1,033,876
Series 2005,
5.000% 11/15/18	2,500,000	2,653,150
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005 A,
5.000% 12/01/19	10,390,000	10,868,875
CA Statewide Communities Development Authority
Kaiser Permanente,
Series 2004 I,
3.450% 04/01/35	1,000,000	981,230
FL Escambia County Health Facilities Authority
Ascension Health,
Series 2003 A:
5.250% 11/15/11	2,125,000	2,272,093
5.250% 11/15/14	1,000,000	1,097,660

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health Systems:
Series 2005 A,
5.000% 11/15/20	1,000,000	1,054,250
Series 2005 B:
5.000% 11/15/20	1,000,000	1,057,320
5.000% 11/15/22	1,000,000	1,053,480
Adventist Hinsdale Hospital,
Series 2005 A,
5.000% 11/15/22	1,000,000	1,053,480
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 A,
5.000% 10/01/18	1,000,000	1,047,130
FL Lee Memorial Health System Hospital Board Revenue
Series 2002 A,
Insured: FSA
5.750% 04/01/15	1,000,000	1,100,780
FL Marion County Hospital District Revenue
Munroe Regional Medical Center,
Series 1999,
5.250% 10/01/11	2,025,000	2,119,426
FL Miami-Dade County Public Facilities
Series 2005 B,
Insured: MBIA
5.000% 06/01/19	2,000,000	2,144,920
FL Orange County Health Facilities Authority
Series 1996 A,
Insured: MBIA
6.250% 10/01/16	1,700,000	2,006,629
FL Sarasota County Public Hospital Board
Series 1998 B,
Insured: MBIA
5.250% 07/01/11	1,750,000	1,860,565
FL South Broward Hospital District
Series 2002:
5.500% 05/01/22	1,000,000	1,074,780
5.600% 05/01/27	4,000,000	4,312,080
Series 2003 A,
Insured: MBIA:
5.250% 05/01/12	3,955,000	4,254,077
5.250% 05/01/13	1,500,000	1,629,900
FL St. Petersburg Health Facilities Authority
All Children's Hospital,
Series 2002,
Insured: AMBAC:
5.500% 11/15/14	1,720,000	1,870,913
5.500% 11/15/15	1,995,000	2,165,573
5.500% 11/15/16	1,980,000	2,144,974

	Par ($)	Value ($)
FL Tampa Health Systems
Catholic Health East,
Series 1998 A-1,
Insured: MBIA:
5.500% 11/15/13	6,080,000	6,714,205
5.500% 11/15/14	6,000,000	6,688,920
FL Tampa Revenue
Franciscan Sisters Allegany,
Series 1998 A-1,
Insured: MBIA
4.875% 11/15/15	2,000,000	2,074,680
GA Fulton DeKalb Hospital Authority
Series 2003,
Insured: FSA
5.250% 01/01/16	1,000,000	1,092,790
IN Health and Educational Facilities Finance Authority
Clarian Health,
Series 2006 B,
5.000% 02/15/21	3,330,000	3,511,984
KS Development Finance Authority Health Facilities
Sisters of Charity Leavenworth Project,
Series 1998,
Insured: MBIA
5.000% 12/01/14	955,000	981,864
KS Lawrence Memorial Hospital
Series 2003,
5.250% 07/01/11	1,005,000	1,063,642
KS Manhattan Hospital
Mercy Health Care Center,
Series 2001,
Insured: FSA
5.250% 08/15/10	1,005,000	1,052,004
KS University Hospital Authority
Health System,
Series 1999 A,
Insured: AMBAC
5.350% 09/01/12	1,265,000	1,316,093
KS Wichita Hospital
Series 2001 III,
6.250% 11/15/18	5,000,000	5,511,150
MA Health & Educational Facilities Authority
Partners Healthcare System, Inc.:
Series 1997 A,
Insured: MBIA
5.375% 07/01/17	2,000,000	2,039,000

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2001 C:
6.000% 07/01/14	1,000,000	1,102,050
6.000% 07/01/17	1,250,000	1,375,313
NC Medical Care Commission Health Care Facilities
Carolina Medicorp, Inc.,
Series 1996,
5.125% 05/01/16	4,000,000	4,023,440
Pitt County Memorial Hospital,
Series 1998 A,
4.400% 12/01/08	3,135,000	3,184,376
NJ Health Care Facilities Financing Authority
Atlantic Health Systems,
Series 1997 A,
Insured: AMBAC
6.000% 07/01/12	1,500,000	1,675,635
NM Farmington Hospital
San Juan Regional Medical Center, Inc.,
Series 2004 A,
5.125% 06/01/18	500,000	525,310
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester,
Series 2005:
5.000% 08/01/14	730,000	769,632
5.000% 08/01/15	545,000	575,716
OH Lakewood
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	1,400,000	1,504,216
OH Lorain County Hospital
Catholic Healthcare Partnerships,
Series 2001 A:
5.625% 10/01/14	6,135,000	6,653,407
5.625% 10/01/15	3,000,000	3,246,510
5.625% 10/01/16	3,000,000	3,242,310
OK Development Finance Authority
Duncan Regional Hospital, Inc.,
Series 2003 A,
5.000% 12/01/15	1,545,000	1,628,167
PA Higher Educational Facilities Authority
University of Pennsylvania Health Systems,
Series 2005 A,
Insured: AMBAC
5.000% 08/15/18	250,000	270,168

	Par ($)	Value ($)
TN Knox County Health, Educational & Housing Facilities Board
Fort Sanders Alliance,
Series 1993,
Insured: MBIA
7.250% 01/01/09	300,000	322,164
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems,
Series 1995,
Insured: MBIA
6.250% 08/01/09	10,000	10,619
St. Jude's Children's Research,
Series 1999,
5.375% 07/01/24	9,000,000	9,443,430
TN Sullivan County Health, Educational & Housing Facilities Board
Series 2006 C,
5.000% 09/01/22	3,750,000	3,900,450
TX Amarillo Health Facilities Corp.
Baptist St. Anthony's Hospital Corp.,
Series 1998,
Insured: FSA
5.500% 01/01/14	1,000,000	1,103,080
TX Harris County Health Facilities Development Corp.
Memorial Hospital Systems,
Series 1997 A,
Insured: MBIA
6.000% 06/01/13	2,170,000	2,437,886
TX Jefferson County Health Facilities Development Corp.
Baptist Hospitals,
Series 2001,
Insured: AMBAC
5.200% 08/15/21	3,475,000	3,653,337
TX Tarrant County Health Facilities Development Corp.
Texas Health Resources Systems,
Series 1997 A,
Insured: MBIA:
5.250% 02/15/17	5,000,000	5,184,700
5.750% 02/15/10	3,805,000	3,968,234
TX Tarrant County Hospital District
Series 2002,
Insured: MBIA
5.500% 08/15/13	1,355,000	1,471,991

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/18	1,500,000	1,641,195
VA Prince William County Industrial Development Authority Hospital
Potomac Hospital Corp.,
Series 2003,
5.500% 10/01/18	1,000,000	1,095,020
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 1999 A,
5.600% 02/15/29	7,615,000	7,908,634
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
6.750% 09/01/22	1,535,000	1,697,296
Hospitals Total		164,342,432
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
Development Care Initiatives,
Series 2006 A:
5.250% 07/01/18	2,695,000	2,799,350
5.500% 07/01/21	1,530,000	1,616,797
Nursing Homes Total		4,416,147
Health Care Total		176,701,454
Housing – 2.5%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
Series 1999 A,
Insured: GNMA
6.300% 09/20/38	3,715,000	3,980,325
Assisted Living/Senior Total		3,980,325
Multi-Family – 1.0%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP,
Series 2000 A, AMT,
6.400% 08/15/30	1,000,000	1,034,500
Winterland San Francisco Partners LP,
Series 2000 B,
6.250% 08/15/30	8,000,000	8,272,640
CA Statewide Communities Development Authority
Irvine Apartment Communities LP,
Series 1998 A-4,
5.250% 05/15/25	1,750,000	1,810,235

	Par ($)	Value ($)
FL Capital Trust Agency
Atlantic Housing Foundation,
Series 2005,
5.250% 07/01/15	2,410,000	2,409,807
TCB Shadow Run,
Series 2000 A,
5.150% 11/01/30	4,300,000	4,449,296
FL Collier County Finance Authority
Goodlette Arms,
Series 2002 A-1,
4.900% 02/15/32	3,250,000	3,373,077
FL Housing Finance Agency
Series 1995 H,
6.400% 11/01/15	1,000,000	1,012,290
LA Housing Finance Agency
Series 2006 A,
4.750% 12/01/31 (a)	1,575,000	1,600,625
NC Medical Care Commission
ARC/HDS Alamance Housing Corp.,
Series 2004 A:
4.650% 10/01/14	575,000	585,270
5.500% 10/01/24	1,575,000	1,690,763
Multi-Family Total		26,238,503
Single-Family – 1.3%
AK Housing Finance Corp.
Series 1997 A,
Insured: MBIA
6.000% 06/01/27	4,535,000	4,625,700
AZ Tucson & Pima County Industrial Development Authority
Series 2001 A-1, AMT,
Insured: GNMA:
6.000% 07/01/21	350,000	350,480
6.350% 01/01/34	230,000	230,382
FL Escambia County Housing Finance Authority
Series 1999, AMT,
Insured: GNMA
4.500% 10/01/09	1,250,000	1,266,212
Series 2000 A, AMT,
Insured: MBIA
6.300% 10/01/20	60,000	60,636
FL Housing Finance Agency
Series 1997-2, AMT,
Insured: MBIA
5.750% 07/01/14	1,130,000	1,143,029

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Housing Finance Corp. Revenue
Series 1998-1,
Insured: MBIA:
4.950% 01/01/11	730,000	745,213
4.950% 07/01/11	1,010,000	1,031,048
FL Pinellas County Housing Authority
Affordable Housing,
Series 2001,
Insured: FSA
4.600% 12/01/10	7,000,000	7,212,730
IA Finance Authority
Series 1997 F,
Insured: GNMA
5.550% 01/01/16	595,000	606,614
KS Sedgwick & Shawnee Counties
Mortgage Backed Securities Program,
Series 2003, AMT,
Insured: GNMA
6.050% 06/01/27	700,000	739,018
ME Housing Authority Mortgage
Series 1997 C-1,
5.700% 11/15/15	1,705,000	1,745,033
NC Housing Finance Agency
Series 1994 Y,
6.300% 09/01/15	250,000	252,523
Series 1997 RR, AMT,
Insured: FHA
5.850% 09/01/28	955,000	973,699
NM Mortgage Finance Authority
Series 1997 C-2, AMT,
Insured: GNMA
5.950% 07/01/17	245,000	249,400
Series 1997 E-2, AMT,
Insured: GNMA
5.600% 07/01/17	720,000	735,869
Series 1998 B-3,
Insured: GNMA
5.500% 07/01/28	390,000	400,206
Series 2001 B-2, AMT,
Insured: GNMA
6.200% 09/01/32	1,705,000	1,723,670
Series 2002 B-2, AMT,
Insured: GNMA
6.350% 03/01/33	1,400,000	1,457,764
Series 2002 PG-A-2, AMT,
Insured: GNMA
6.450% 03/01/33	975,000	987,139

	Par ($)	Value ($)
OR Housing & Community Services Department Mortgage
Series 1996 A,
5.500% 07/01/08	5,000	5,105
Series 1997 H, AMT,
5.150% 07/01/09	70,000	71,491
Series 1998 D, AMT,
4.600% 07/01/07	5,000	5,021
Series 2000 H,
Insured: FHA
5.550% 07/01/21	135,000	139,905
TN Housing Development Agency
Home Ownership Program:
Series 1988, AMT,
4.750% 07/01/08	1,085,000	1,098,899
Series 1997-3A, AMT,
(b) 01/01/08	2,500,000	2,369,450
Series 1998, AMT:
4.850% 07/01/09	1,135,000	1,158,676
4.950% 07/01/10	1,190,000	1,226,247
WI Housing & Economic Development Authority
Series 1997 G,
5.350% 03/01/12	125,000	128,118
Single-Family Total		32,739,277
Housing Total		62,958,105
Industrials – 1.4%
Chemicals – 0.4%
TX Guadalupe Blanco River Authority
Sewer & Solid Waste Disposal Facility,
E.I. DuPont de Nemours & Co.,
Series 1999, AMT,
5.500% 05/01/29	10,650,000	11,009,757
Chemicals Total		11,009,757
Forest Products & Paper – 0.9%
FL Bay County Pollution Control Revenue
International Paper Co.,
Series 1998 A,
5.100% 09/01/12	2,375,000	2,487,931
FL Escambia County Pollution Control Revenue
International Paper Co.,
Series 2003 A,
4.700% 04/01/15	500,000	509,380
LA Morehouse Parish Pollution Control
International Paper Co.,
Series 2001 A,
5.250% 11/15/13	8,525,000	9,076,141

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
MS Warren County Environmental Improvement
International Paper Co.,
Series 2000 A, AMT,
6.700% 08/01/18	2,600,000	2,806,362
TX Gulf Coast Waste Disposal Authority
Series 2002 A, AMT,
6.100% 08/01/24	5,750,000	6,202,008
Forest Products & Paper Total		21,081,822
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
NSF International,
Series 2004,
5.000% 08/01/13	820,000	864,469
PA Industrial Development Authority Economic Development
Series 2002,
Insured: AMBAC
5.250% 07/01/11	1,000,000	1,069,360
Other Industrial Development Bonds Total		1,933,829
Industrials Total		34,025,408
Other – 18.3%
Other – 0.8%
FL Hurricane Catastrophe Fund
Series 2006 A,
5.250% 07/01/12	12,000,000	12,980,640
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/13	5,000,000	5,334,850
Other Total		18,315,490
Pool/Bond Bank – 2.4%
FL Gulf Breeze Revenue
Series 1985 C,
Insured: FGIC
5.000% 12/01/15	1,000,000	1,035,480
FL Municipal Loan Council Revenue
Series 2002 A,
Insured: MBIA
5.500% 05/01/13	1,000,000	1,097,170
Series 2003 B,
Insured: MBIA
5.250% 12/01/13	1,125,000	1,232,156
Series 2005 A,
Insured: MBIA
5.000% 02/01/19	1,015,000	1,090,760

	Par ($)	Value ($)
KS Development Finance Authority
Water Pollution Control Revolving Fund:
Series 2001 II,
5.500% 05/01/14	1,000,000	1,122,730
Series 2002 II,
5.500% 11/01/15	105,000	115,442
MA Water Pollution Abatement Trust
Series 1999 A,
6.000% 08/01/19	2,500,000	3,031,750
Series 2004 A,
5.250% 08/01/17	2,920,000	3,292,826
ME Municipal Bond Bank
Series 1998 A,
Insured: FSA
5.250% 11/01/08	855,000	883,831
Series 2002 A,
5.375% 11/01/16	355,000	382,086
NY Dormitory Authority
Series 2002 A,
Insured: MBIA
5.250% 10/01/12	2,420,000	2,634,364
NY Environmental Facilities Corp.
Pollution Control,
Series 1994,
5.750% 06/15/09	10,000	10,559
OH Water Development Authority
Pollution Control,
Series 2005 B,
(b) 06/01/15	2,000,000	1,423,380
PA Delaware Valley Regional Financing Authority
Local Government:
Series 1997 B,
Insured: AMBAC
5.600% 07/01/17	2,000,000	2,268,080
Series 2002:
5.500% 07/01/12	15,000,000	16,320,150
5.750% 07/01/17	2,000,000	2,293,880
PA Finance Authority
Penn Hills,
Series 2000 A,
Insured: FGIC
5.500% 12/01/22	835,000	891,421
TX Water Development Board
Series 1999 B,
5.625% 07/15/21	1,500,000	1,584,120

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Public School Authority
Series 2001 A,
5.000% 08/01/17	3,500,000	3,721,025
Series 2005,
5.250% 08/01/16	13,995,000	15,705,049
Pool/Bond Bank Total		60,136,259
Refunded/Escrowed(c) – 13.8%
AL Birmingham Medical Clinic Board
Baptist Medical Centers,
Series 1979,
Escrowed to Maturity,
8.300% 07/01/08	350,000	366,804
AL Special Care Facilities Financing Authority
Charity Obligation Group,
Series 1999 A,
Escrowed to Maturity,
4.625% 11/01/10	3,265,000	3,369,806
AZ School Facilities Board Certificates of Participation
Series 2003 A,
Pre-refunded 03/01/13,
Insured: MBIA
5.250% 09/01/14	10,000,000	10,916,400
CA Health Facilities Financing Authority
Catholic West H,
Series 2004 H,
Pre-refunded 07/01/11,
4.450% 07/01/26	90,000	93,530
CA State
Series 2000,
Pre-refunded 12/01/10,
5.000% 12/01/16	2,610,000	2,757,674
CO Department of Transportation
Series 2000,
Pre-refunded 06/15/10,
Insured: AMBAC:
6.000% 06/15/12	2,750,000	2,987,325
6.000% 06/15/15	2,750,000	2,987,325
CO Douglas County School District No. RE-1
Series 2001,
Pre-refunded 12/15/11,
Insured: MBIA
5.250% 12/15/13	7,385,000	7,964,353
CT Special Tax Obligation
Transportation Infrastructure:
Series 1999 A,
Pre-refunded 12/01/09,
Insured: FGIC
5.625% 12/01/19	1,520,000	1,626,780

	Par ($)	Value ($)
Series 2001 A,
Pre-refunded 10/01/11,
Insured: FSA
5.375% 10/01/17	1,000,000	1,083,050
FL Board of Education
Series 2000 A,
Pre-refunded 06/01/10,
5.750% 06/01/13	1,000,000	1,081,950
FL Boca Raton
Series 2000,
Pre-refunded 07/01/09,
5.000% 07/01/13	1,470,000	1,538,620
FL Brevard County
Series 2000,
Pre-refunded 08/01/10,
Insured: FSA
6.000% 08/01/14	1,195,000	1,306,470
FL Hillsborough County School Board District
Series 2002,
Pre-refunded 10/01/11,
Insured: AMBAC
5.375% 10/01/13	1,060,000	1,146,040
FL Lakeland Electricity & Water Revenue
Series 1990,
Escrowed to Maturity,
Insured: AMBAC
(b) 10/01/09	1,000,000	900,130
FL Miami-Dade County School Board
Series 2001 A,
Escrowed to Maturity,
Insured: MBIA
5.500% 05/01/10	2,000,000	2,123,720
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	4,705,000	5,600,785
Series 1996 A,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/16	115,000	135,647
FL Orange County Tourist Development Tax
Series 2000,
Pre-refunded 10/01/09,
Insured: AMBAC
5.500% 10/01/31	3,000,000	3,162,330

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Orlando Utilities Commission Water & Electric
Series 1989 D,
Escrowed to Maturity,
6.750% 10/01/17	1,800,000	2,164,518
FL Port St. Lucie Utilities Revenue
Series 2003,
Pre-refunded 09/01/13,
Insured: MBIA
5.000% 09/01/16	510,000	551,698
FL Reedy Creek Improvement District Utilities
Series 2003 1,
Pre-refunded 10/01/13,
Insured: MBIA
5.250% 10/01/15	1,490,000	1,635,469
FL Seminole County Sales Tax Revenue
Series 2001,
Pre-refunded 10/01/11,
Insured: FGIC
5.375% 10/01/13	1,295,000	1,411,006
GA Atlanta Airport Facilities
Series 2000 A,
Pre-refunded 01/01/10,
Insured: FGIC
5.500% 01/01/22	2,725,000	2,912,998
GA Atlanta Water & Wastewater
Series 1999 A,
Pre-refunded 05/01/09,
Insured: FGIC
5.000% 11/01/38	3,420,000	3,574,823
GA Finance & Investment Commission
Series 1999 D,
Pre-refunded 11/01/09:
5.800% 11/01/10	3,000,000	3,252,360
5.800% 11/01/12	4,000,000	4,336,480
GA Municipal Electric Authority
Series 1998 Y:
Escrowed to Maturity,
Insured: AMBAC
6.400% 01/01/13	165,000	185,290
Pre-refunded 01/01/11,
Insured: AMBAC
6.400% 01/01/13	45,000	49,986
HI Honolulu City & County
Series 1995 A,
Escrowed to Maturity,
Insured: MBIA:
6.000% 11/01/10	135,000	147,128
6.000% 11/01/10	365,000	397,792

	Par ($)	Value ($)
HI University of Hawaii
Series 2002 A,
Pre-refunded 07/15/12,
Insured: FGIC
5.500% 07/15/14	1,000,000	1,092,840
IL Chicago Board of Education
Series 2000,
Pre-refunded 12/01/10,
Insured: FGIC
5.600% 12/01/18	1,300,000	1,399,411
IL Chicago Housing Authority
Capital Program,
Series 2001:
Escrowed to Maturity,
5.250% 07/01/12	5,975,000	6,463,277
Pre-refunded 07/01/12,
5.375% 07/01/13	5,000,000	5,440,350
IL Chicago
Series 1999 A,
Pre-refunded 01/01/09,
Insured: FGIC
5.000% 01/01/15	3,855,000	4,006,926
Series 2000 C,
Pre-refunded 07/01/10,
Insured: FGIC
5.750% 01/01/13	310,000	335,739
IL Health Facilities Authority
Galesburg Cottage Hospital,
Series 2000,
Pre-refunded 05/01/10,
Insured: RAD
6.000% 05/01/15	1,500,000	1,616,520
IL State
Series 2000,
Pre-refunded 06/01/10,
Insured: MBIA
5.750% 06/01/15	6,850,000	7,349,570
Series 2002,
Pre-refunded 12/01/12,
Insured: FSA
5.375% 12/01/13	10,000,000	10,961,700
IN Toll Road Commission
Series 1980,
Escrowed to Maturity,
9.000% 01/01/15	2,240,000	2,888,726

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Transportation Financing Authority
Series 1998 A,
Pre-refunded 12/01/08,
Insured: MBIA:
5.250% 12/01/13	1,000,000	1,043,520
5.250% 12/01/14	1,500,000	1,565,280
IN University
Series 1998 L,
Pre-refunded 08/01/08,
5.000% 08/01/10	2,510,000	2,595,566
KS Department of Transportation
Series 1998,
Escrowed to Maturity,
5.500% 09/01/14	1,575,000	1,768,804
KS Development Finance Authority
Athletic Facilities,
Series 1998 A,
Pre-refunded 06/01/08,
4.800% 06/01/13	4,500,000	4,587,120
Water Pollution Revolving Fund II,
Series 2002,
Pre-refunded 11/01/12,
5.500% 11/01/15	895,000	987,051
KS Labette County Single Family Mortgage
Capital Accumulator Bonds,
Series 1998 A,
Escrowed to Maturity,
(b) 12/01/14	2,175,000	1,590,708
KS Shawnee County
Series 2002,
Pre-refunded 09/01/12,
Insured: FSA
5.250% 09/01/17	1,660,000	1,802,876
KS Wyandotte County School District No. 204
Series 2000 A,
Escrowed to Maturity,
Insured: FSA
6.375% 09/01/11	365,000	409,975
KS Wyandotte County School District No. 500
Series 2002,
Pre-refunded 09/01/12,
Insured: FSA
5.000% 09/01/20	1,890,000	2,028,008
MA Massachusetts Bay Transportation Authority
Series 1994 A,
Escrowed to Maturity,
7.000% 03/01/07	55,000	55,620

	Par ($)	Value ($)
Series 2000 A,
Pre-refunded 07/01/10,
5.750% 07/01/14	2,750,000	2,955,150
MA State
Series 2000 B,
Pre-refunded 06/01/10,
5.250% 06/01/17	1,500,000	1,582,095
Series 2001 C,
Pre-refunded 12/01/11,
5.375% 12/01/16	3,000,000	3,243,810
ME Governmental Facilities Authority
Series 1999,
Pre-refunded 10/01/09,
Insured: FSA
5.625% 10/01/19	1,000,000	1,066,290
ME Municipal Bond Bank
Series 2000 D,
Pre-refunded 11/01/10,
Insured: MBIA
5.700% 11/01/21	1,000,000	1,087,810
MI Building Authority
Series 2003 II,
Pre-refunded 10/15/13,
Insured: MBIA
5.000% 10/15/17	1,000,000	1,080,210
MI Hospital Finance Authority
Ascension Health Credit,
Series 1999 A,
Pre-refunded 11/15/09,
Insured: MBIA
5.750% 11/15/18	5,000,000	5,353,100
NC Medical Care Commission Health Care Facilities
Pitt County Memorial Hospital,
Series 1998 B,
Pre-refunded 12/01/08,
5.000% 12/01/18	3,000,000	3,111,960
NC Public Improvement
Series 1999 A,
Pre-refunded 03/01/09,
5.250% 03/01/12	2,500,000	2,629,950
NH Municipal Bond Bank
Series 1999 B,
Pre-refunded 08/15/09,
Insured: FSA
5.250% 08/15/11	750,000	790,530

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Transportation Trust Fund Authority
Series 1997 A,
Pre-refunded 06/15/08,
5.000% 06/15/14	10,000,000	10,229,400
Series 1999 A,
Escrowed to Maturity,
5.625% 06/15/14	2,000,000	2,260,680
Series 2005 C,
Escrowed to Maturity,
Insured: FGIC
5.250% 06/15/12	15,000,000	16,266,450
NJ Turnpike Authority
Series 1972 G,
Escrowed to Maturity,
5.750% 01/01/09	1,510,000	1,550,891
Series 2000 A:
Escrowed to Maturity,
Insured: MBIA:
6.000% 01/01/11	875,000	956,952
6.000% 01/01/13	925,000	1,046,739
Pre-refunded 01/01/10,
Insured: MBIA
5.750% 01/01/19	3,000,000	3,196,800
NV Capital Improvement & Cultural Affairs
Series 1999 A,
Pre-refunded 02/01/09:
5.500% 02/01/11	1,000,000	1,051,210
5.500% 02/01/18	1,500,000	1,576,815
NV Clark County School District
Series 2000 A,
Pre-refunded 06/15/10,
Insured: MBIA
6.000% 06/15/16	635,000	687,013
NY Dormitory Authority
Columbia University,
Series 2001 A,
Pre-refunded 07/01/11,
5.250% 07/01/20	2,000,000	2,168,200
NY Environmental Facilities Corp.
Series 1994 A,
Escrowed to Maturity,
5.750% 06/15/09	440,000	465,032
Series 1994,
Escrowed to Maturity,
5.750% 06/15/09	50,000	52,845
NY Metropolitan Transportation Authority
Series 1993 O,
Escrowed to Maturity,
5.500% 07/01/17	3,000,000	3,441,900

	Par ($)	Value ($)
Series 1996 A,
Pre-refunded 07/01/08,
Insured: FGIC
5.750% 07/01/11	1,000,000	1,036,230
Series 1998 A,
Pre-refunded 07/01/11,
Insured: FSA
5.500% 07/01/15	1,530,000	1,660,616
Series 1998 R,
Escrowed to Maturity,
5.500% 07/01/14	1,740,000	1,809,322
NY New York City Transitional Finance Authority
Series 1998 A,
Pre-refunded 11/15/12,
5.500% 11/15/16	170,000	187,874
NY New York City
Series 2002 G,
Pre-refunded 08/01/12,
5.750% 08/01/18	380,000	423,115
NY Thruway Authority
Series 2000,
Pre-refunded 04/01/10,
Insured: AMBAC
5.375% 04/01/18	1,000,000	1,069,070
OH Higher Education Capital Facilities
Series 2000 B,
Pre-refunded 05/01/10,
5.625% 05/01/15	1,000,000	1,067,630
OH Infrastructure Improvement
Series 1999 A,
Pre-refunded 02/01/10,
5.750% 02/01/11	2,280,000	2,452,892
Series 2000,
Pre-refunded 02/01/10,
5.750% 02/01/16	1,000,000	1,066,910
OH London City School District
Series 2001,
Pre-refunded 12/01/11,
Insured: FGIC
5.500% 12/01/15	375,000	408,544
OH Montgomery County Hospital
Kettering Medical Center,
Series 1999,
Pre-refunded 04/01/10,
6.500% 04/01/13	6,060,000	6,663,394

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Water Development Authority
Water Pollution Control,
Series 2002,
Pre-refunded 06/01/12,
5.250% 06/01/18	5,535,000	5,993,907
OR Department of Transportation
Highway User Tax,
Series 2000,
Pre-refunded 11/15/10,
5.750% 11/15/15	2,000,000	2,164,180
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
Series 2000 A,
Pre-refunded 06/15/10,
Insured: AMBAC
6.000% 06/15/15	750,000	818,295
PA Central Duaphin School District
Series 1998 AA:
Escrowed to Maturity,
Insured: MBIA
5.000% 12/01/13	205,000	222,171
Pre-refunded 12/01/08,
Insured: MBIA
5.000% 12/01/13	1,295,000	1,332,879
PA Chambersburg Area School District
Series 2001,
Pre-refunded 06/15/11,
Insured: FSA
5.000% 06/15/12	300,000	317,607
PA Elizabeth Forward School District
Series 1994 B,
Escrowed to Maturity,
Insured: MBIA
(b) 09/01/21	2,210,000	1,184,339
PA Ephrata Area School District
Series 2001 A,
Pre-refunded 10/15/11,
Insured: FGIC
5.000% 04/15/14	750,000	798,660
PA Finance Authority
Penn Hills,
Series 2000 A,
Pre-refunded 12/01/10,
Insured: FGIC
5.500% 12/01/22	165,000	177,060

	Par ($)	Value ($)
PA Ligonier Valley School District
Series 1998,
Pre-refunded 03/01/08,
Insured: FSA
5.000% 03/01/13	200,000	203,786
PA Northampton County
Series 1999,
Pre-refunded 08/15/09,
5.000% 08/15/16	655,000	680,152
PA Philadelphia School District
Series 2000 A,
Pre-refunded 02/01/11,
Insured: FSA
5.750% 02/01/13	1,000,000	1,085,610
Series 2002 A,
Pre-refunded 02/01/12,
Insured: FSA
5.500% 02/01/15	1,000,000	1,091,240
PA State
Series 2001,
Pre-refunded 01/15/11,
5.125% 01/15/16	10,000,000	10,691,900
PA Warwick School District
Lancaster County,
Series 2001,
Pre-refunded 08/15/11,
Insured: FGIC
5.250% 02/15/12	750,000	805,313
SC Greenville County School District
Series 2002,
Pre-refunded 12/01/12,
5.875% 12/01/17	1,000,000	1,128,680
TN Madison County
Series 2002,
Pre-refunded 04/01/12,
5.000% 04/01/13	1,160,000	1,239,831
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems,
Series 1995,
Escrowed to Maturity,
Insured: MBIA
6.250% 08/01/09	490,000	523,678
TN State
Series 1999 B,
Pre-refunded 05/01/09,
Insured: FSA
5.250% 05/01/17	2,000,000	2,081,140

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Williamson County
Series 2000,
Pre-refunded 03/01/10,
5.350% 03/01/17	1,200,000	1,267,284
TX Austin
Series 1999,
Pre-refunded 09/01/09,
5.375% 09/01/18	500,000	524,130
TX Cedar Hill Independent School District
Series 2000,
Pre-refunded 08/15/09,
Insured: PSFG:
(b) 08/15/16	2,655,000	1,526,598
(b) 08/15/17	1,835,000	985,432
TX Fort Worth Higher Education Finance Corp.
Texas Christian University,
Series 1997,
Pre-refunded 03/15/08,
5.000% 03/15/17	400,000	407,792
TX Garland
Series 2000,
Pre-refunded 02/15/09,
5.500% 02/15/12	3,120,000	3,251,726
TX Grapevine
Series 2000,
Pre-refunded 08/15/10,
Insured: FGIC
5.800% 08/15/19	1,000,000	1,077,500
TX Harris County Health Facilities Development Corp.
Christus Health,
Series 1999 A,
Pre-refunded 07/01/09,
Insured: MBIA:
5.375% 07/01/19	5,000,000	5,261,100
5.625% 07/01/11	5,790,000	6,128,831
St. Luke's Episcopal Hospital,
Series 2001,
Pre-refunded 08/15/11,
SPA: JPMorgan Chase & Co.
5.625% 02/15/16	2,780,000	3,021,610
TX Harris County
Series 1992,
Escrowed to Maturity,
6.000% 12/15/10	1,000,000	1,091,130

	Par ($)	Value ($)
TX Houston
Series 1979,
Escrowed to Maturity,
6.400% 12/01/14	5,370,000	5,948,832
TX Lower Colorado River Authority
Junior Lien,
Series 1993 5th,
Escrowed to Maturity,
5.375% 01/01/16	2,100,000	2,355,612
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential,
Series 1996 B,
Escrowed to Maturity,
Insured: MBIA
5.500% 06/01/16	10,000,000	11,165,400
TX San Antonio
Series 2001,
Escrowed to Maturity,
5.250% 08/01/13	20,000	21,894
Series 2002,
Escrowed to Maturity:
5.000% 08/01/10	145,000	152,105
5.000% 02/01/11	30,000	31,664
Series 2003,
Escrowed to Maturity,
5.000% 08/01/09	120,000	124,472
TX Tarrant County Health Facilities Development Corp.
Harris Methodist Health Systems,
Series 1994,
Escrowed to Maturity,
Insured: MBIA
6.000% 09/01/10	1,000,000	1,058,770
TX Travis County Health Facilities Development Corp.
Ascension Health Credit,
Series 1999 A,
Pre-refunded 11/15/09,
Insured: AMBAC
5.875% 11/15/24	5,000,000	5,365,700
TX Turnpike Authority of Dallas North
Series 1996,
Escrowed to Maturity,
Insured: AMBAC
(b) 01/01/09	3,250,000	3,003,097
TX University of Texas
Series 2001 B,
Pre-refunded 08/15/11,
5.375% 08/15/15	2,500,000	2,686,625

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Waxahachie Independent School District
Series 2000,
Pre-refunded 08/15/10,
Insured: PSFG:
(b) 08/15/15	4,545,000	2,876,530
(b) 08/15/17	5,365,000	2,960,353
VA Arlington County Industrial Development Authority
Virginia Hospital Center,
Series 2001,
Pre-refunded 07/01/11,
5.500% 07/01/14	4,180,000	4,547,882
WA King County
Series 2002,
Escrowed to Maturity,
5.500% 12/01/13	970,000	1,081,278
WA Port of Seattle
Series 1996 B, AMT,
Escrowed to Maturity,
Insured: FGIC
6.000% 09/01/08	200,000	206,954
Series 2000 A,
Pre-refunded 08/01/10,
Insured: MBIA
5.500% 02/01/26	2,625,000	2,797,384
WA Seattle
Series 1999,
Pre-refunded 10/01/09,
Insured: MBIA
5.875% 10/01/10	2,300,000	2,467,946
WI State
Series 2000 C,
Pre-refunded 05/01/10,
Insured: MBIA
5.550% 05/01/21	2,000,000	2,126,980
Series 2000 D,
Pre-refunded 05/01/11,
Insured: MBIA
5.500% 05/01/16	2,000,000	2,160,020
WI Transportation Revenue
Series 1998 B,
Pre-refunded 07/01/09,
Insured: FGIC
5.250% 07/01/11	2,020,000	2,107,062
WV Hospital Finance Authority
Charleston Area Medical Center:
Series 1993 A,
Escrowed to Maturity,
6.500% 09/01/23	3,980,000	4,989,368

	Par ($)	Value ($)
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/22	6,340,000	7,096,742
Refunded/Escrowed Total		341,871,534
Tobacco – 1.3%
AK Development Finance Authority
Tobacco Settlement,
Series 2006,
Insured: AMBAC
(b) 07/01/21	1,400,000	741,566
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	3,500,000	3,878,035
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	4,000,000	4,561,440
NY TSASC, Inc.
Series 2006 1,
5.000% 06/01/26	15,000,000	15,372,450
VA Tobacco Settlement Financing Corp.
Series 2005,
5.250% 06/01/19	2,500,000	2,624,925
WI Badger Tobacco Asset Securitization Corp.
Series 2002,
6.000% 06/01/17	5,000,000	5,379,200
Tobacco Total		32,557,616
Other Total		452,880,899
Other Revenue – 0.3%
Recreation – 0.3%
FL Board of Education Lottery Revenue
Series 2000 C,
Insured: FGIC
5.250% 07/01/17	1,000,000	1,062,440
Series 2002 A,
Insured: FGIC:
5.250% 07/01/18	2,675,000	2,896,811
5.375% 07/01/17	1,450,000	1,583,284
5.500% 07/01/12	1,000,000	1,095,490
Recreation Total		6,638,025
Other Revenue Total		6,638,025

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Resource Recovery – 1.1%
Disposal – 0.5%
IL Development Finance Authority
Waste Management, Inc.,
Series 1997, AMT,
5.050% 01/01/10	4,000,000	4,093,640
PA Westmoreland County Industrial Development Authority
Valley Landfill Expansion,
Series 1993, AMT,
5.100% 05/01/18	5,900,000	6,024,372
TX Gulf Coast Waste Disposal Authority
Series 2002,
Insured: AMBAC
5.000% 10/01/12	1,875,000	2,002,894
Disposal Total		12,120,906
Resource Recovery – 0.6%
FL Palm Beach County Solid Waste Authority
Series 1997 A,
Insured: AMBAC
6.000% 10/01/10	5,000,000	5,362,100
NY Niagara County Industrial Development Agency
Series 2001 B, AMT,
5.550% 11/15/24	8,000,000	8,582,960
Resource Recovery Total		13,945,060
Resource Recovery Total		26,065,966
Tax-Backed – 46.9%
Local Appropriated – 2.8%
AZ University of Arizona
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 06/01/15	500,000	544,745
CA Orange County Public Financing Authority
Series 2005,
Insured: MBIA
5.000% 07/01/16	10,000,000	11,005,200
CA San Bernardino County
Certificates of Participation,
Series 2002 A,
Insured: MBIA
5.000% 07/01/15	1,000,000	1,096,370
FL Brevard County School Board
Certificates of Participation,
Series 2004 A,
Insured: FGIC
5.000% 07/01/17	1,470,000	1,582,617

	Par ($)	Value ($)
FL Broward County School Board
Certificates of Participation,
Series 2006,
Insured: FSA
5.000% 07/01/14	1,580,000	1,710,461
FL Broward County
Certificates of Participation,
Series 2004,
Insured: MBIA
5.000% 06/01/13	1,000,000	1,074,220
FL Collier County School Board
Certificates of Participation,
Series 2002,
Insured: FSA
5.000% 02/15/13	1,500,000	1,594,890
FL Flagler County School Board
Certificates of Participation,
Series 2005 A,
Insured: FSA
5.000% 08/01/18	2,320,000	2,495,763
FL Hillsborough County School Board
Certificates of Participation,
Series 1998 A,
Insured: MBIA
5.500% 07/01/14	2,000,000	2,232,640
FL Lake County School Board
Certificates of Participation,
Series 2006 C,
Insured: AMBAC
5.250% 06/01/18	1,500,000	1,681,290
FL Miami-Dade County School Board
Series 2006,
Insured: AMBAC
4.750% 11/01/23	1,000,000	1,041,220
FL Orange County School Board
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,077,290
FL Osceola County School Board
Certificates of Participation,
Series 2004 A,
Insured: FGIC:
5.000% 06/01/16	2,240,000	2,418,707
5.000% 06/01/17	1,000,000	1,077,470

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Palm Beach County School Board
Certificates of Participation,
Series 2002 A,
Insured: FSA
5.375% 08/01/14	3,000,000	3,265,410
KS Johnson County Park & Recreation District
Certificates of Participation,
Series 2003 A,
Insured: MBIA
4.000% 09/01/15	100,000	101,172
MI Grand Rapids Building Authority
Series 1998:
5.000% 04/01/12	1,205,000	1,284,566
5.000% 04/01/13	1,000,000	1,075,100
5.000% 04/01/14	1,415,000	1,532,841
MO St. Louis Municipal Financial Corp.
Convention Center,
Series 2003,
Insured: AMBAC
5.250% 07/15/11	9,060,000	9,700,904
SC Berkeley County School District
Series 2003,
5.250% 12/01/18	1,000,000	1,059,320
SC Charleston Educational Excellence Financing Corp.
Charleston County School District,
Series 2005,
5.250% 12/01/24	10,000,000	10,770,100
SC Dorchester County School
District No. 2,
Series 2004,
5.250% 12/01/17	2,000,000	2,145,440
SC Greenville County School District
Series 2005,
5.500% 12/01/18	5,000,000	5,671,800
SC Newberry Investing in Childrens Education
Series 2005,
5.250% 12/01/19	1,500,000	1,595,715
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/15	1,000,000	1,085,260
Local Appropriated Total		69,920,511

	Par ($)	Value ($)
Local General Obligations – 17.5%
AK Anchorage
Series 2002 B,
Insured: MBIA
5.250% 07/01/10	10,600,000	11,206,426
Series 2004 B,
Insured: AMBAC
5.250% 12/01/15	5,000,000	5,573,500
AK North Slope Borough
Capital Appreciation,
Series 2000 B,
Insured: MBIA
(b) 06/30/09	2,000,000	1,813,240
AL Birmingham
Series 2001 A,
5.250% 05/01/17	2,000,000	2,156,020
AZ Maricopa County Unified High School District No. 210
Series 2003,
Insured: MBIA
5.000% 07/01/15	6,300,000	6,907,131
AZ Maricopa County Unified School District No. 69
Paradise Valley,
Series 1995,
Insured: MBIA
6.350% 07/01/10	500,000	547,275
AZ Mohave County Elementary School District No. 16
Mohave Valley,
Series 1997,
Insured: MBIA
6.900% 07/01/07	470,000	480,232
AZ Tempe Union High School District No. 213
Series 1994,
Insured: FGIC
7.000% 07/01/08	500,000	527,395
AZ Tucson
Series 1998,
5.500% 07/01/18	4,760,000	5,457,816
CA Carlsbad Unified School District
Series 1997,
Insured: FGIC
(b) 11/01/14	300,000	220,653
CA Manteca Unified School District
Series 2006,
Insured: MBIA
(b) 08/01/24	5,000,000	2,297,200

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Monrovia Unified School District
Series 2005,
Insured: MBIA
5.250% 08/01/21	5,600,000	6,414,352
CA Natomas Unified School District
Series 1999,
Insured: MBIA
5.850% 03/01/15	250,000	290,115
CA San Mateo County Community College
Series 2006 A,
Insured: MBIA
(b) 09/01/20	9,310,000	5,175,429
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(b) 09/01/20	1,000,000	555,900
CA West Contra Costa Unified School District
Series 2005,
Insured: FGIC
(b) 08/01/20	7,285,000	4,064,083
CO Adams County School District No. 12
Series 1995 A,
Insured: MBIA
(b) 12/15/12	1,300,000	1,030,562
CO Aurora Centretech Metropolitan District
Series 1998 C,
LOC: BNP Paribas
4.875% 12/01/28	3,635,000	3,690,725
FL Broward County
Series 2001 A,
5.250% 01/01/14	1,025,000	1,096,217
FL Palm Beach County
Series 1998,
5.500% 12/01/11	2,000,000	2,180,060
FL Port St. Lucie
Series 2005,
Insured: MBIA
5.000% 07/01/18	1,170,000	1,268,736
FL Reedy Creek Improvement District
Series 2004 A,
Insured: MBIA
5.000% 06/01/17	1,000,000	1,075,960
IL Chicago Board of Education
Series 1996,
Insured: MBIA
6.250% 12/01/12	2,100,000	2,389,485

	Par ($)	Value ($)
Series 2005 A,
Insured: AMBAC
5.500% 12/01/22	5,000,000	5,857,100
IL Chicago City Colleges Capital Improvement
Series 1999,
Insured: FGIC
6.000% 01/01/11	5,195,000	5,604,626
IL Chicago Park District
Series 1997,
Insured: AMBAC:
5.250% 01/01/09	310,000	315,918
5.250% 01/01/10	325,000	330,870
5.250% 01/01/11	345,000	351,272
5.250% 01/01/12	360,000	366,545
IL Chicago
Series 1999 A,
Insured: FGIC
5.000% 01/01/15	1,795,000	1,859,261
Series 1999,
Insured: FGIC
5.250% 01/01/18	7,540,000	8,439,447
Series 2000 C,
Insured: FGIC
5.750% 01/01/13	190,000	205,230
Series 2004 A,
Insured: FSA
5.250% 01/01/17	1,000,000	1,088,860
IL Du Page County School District
Series 1997,
Insured: FGIC
6.750% 02/01/11	1,145,000	1,282,526
IL Kendall & Kane Counties Community Unified School District No. 115
Series 2002,
Insured: FGIC
(b) 01/01/17	3,650,000	2,399,218
IN Westfield Housing Building Corp.
Series 1998,
Insured: AMBAC
5.250% 01/05/14	1,745,000	1,792,918
KS Johnson County Unified School
District No. 231,
Series 2001 A,
Insured: FSA
5.500% 10/01/15	50,000	56,883

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
District No. 232,
Series 2004,
Insured: MBIA
5.000% 09/01/15	150,000	163,223
KS Leavenworth County Unified School District No. 464
Series 2005 A,
Insured: MBIA
5.000% 09/01/19	1,030,000	1,113,368
KS Lenexa
Series 2003 A,
5.000% 09/01/12	1,000,000	1,073,950
KS Montgomery County Unified School District No. 445
Series 2002,
Insured: FGIC
6.250% 04/01/12	1,065,000	1,202,449
KS Reno County
Unified School District No. 313,
Series 1996 B,
Insured: FSA:
5.900% 09/01/08	860,000	895,802
5.900% 09/01/09	925,000	983,330
5.900% 09/01/10	995,000	1,077,505
KS Saline County Unified School District No. 305
Series 1999,
Insured: FSA
5.250% 09/01/13	1,010,000	1,036,189
KS Sedgwick County Unified School District No. 259
Series 2004,
Insured: MBIA
5.000% 09/01/15	1,000,000	1,095,330
KS Shawnee County Unified School
District No. 437,
Series 2001,
Insured: FSA
5.500% 09/01/13	1,555,000	1,683,474
District No. 501,
Series 2002,
5.000% 02/01/14	1,000,000	1,063,470
KS Shawnee County
Series 1998 A,
5.125% 09/01/10	1,320,000	1,388,851
KS Wyandotte County Unified School District No. 204
Series 2000 A,
Insured: FSA
6.375% 09/01/11	135,000	151,551

	Par ($)	Value ($)
KY Turnpike Authority
Series 2001 A,
Insured: AMBAC
5.500% 07/01/13	1,000,000	1,108,550
LA Orleans Levee District
Series 1995 A,
Insured: FSA
5.950% 11/01/07	1,520,000	1,553,729
MI Berkley City School District
Series 1995,
Insured: FGIC
7.000% 01/01/09	500,000	535,095
MI Detroit City School District
Series 2002 A,
Insured: FGIC
6.000% 05/01/19	2,000,000	2,397,020
Series 2003 B,
Insured: FGIC
5.250% 05/01/14	2,000,000	2,170,800
MN Elk River Independent School District No. 728
Series 2001 A,
Insured: MBIA
5.000% 02/01/17	2,000,000	2,099,660
NC Cary Water & Public Improvement
Series 2001,
5.000% 03/01/13	4,300,000	4,579,758
NC Cumberland County
Series 1998,
Insured: FGIC
5.000% 03/01/17	2,000,000	2,072,840
ND West Fargo Public School District No. 6
Series 2002,
Insured: FGIC
5.250% 05/01/17	3,600,000	3,827,844
NH Manchester
Series 2004,
Insured: MBIA:
5.500% 06/01/18	4,215,000	4,859,853
5.500% 06/01/19	4,450,000	5,162,222
NV Clark County School District
Series 2001 C,
Insured: FGIC
5.375% 06/15/13	8,895,000	9,751,588
Series 2003,
Insured: MBIA
5.000% 06/15/16	10,760,000	11,593,470

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NY New York City
Series 2002 D,
5.625% 06/01/14	2,500,000	2,726,200
Series 2002 E,
Insured: MBIA
5.625% 08/01/15	1,000,000	1,102,630
Series 2002 G:
5.750% 08/01/18	620,000	678,863
Insured: MBIA:
5.625% 08/01/13	2,500,000	2,757,950
5.750% 08/01/11	14,400,000	15,739,776
Series 2005 D,
5.000% 08/01/13	4,000,000	4,295,000
Series 2005 O,
5.000% 06/01/15	8,000,000	8,662,560
Series 2005,
5.000% 08/01/20	10,000,000	10,702,300
OH Cleveland
Series 2005,
Insured: AMBAC
5.500% 10/01/16	7,710,000	8,815,151
OH Forest Hills Local School District
Series 1997,
Insured: MBIA
6.000% 12/01/10	1,460,000	1,593,648
OH Marion City School District
Series 2000,
Insured: FSA
6.500% 12/01/14	500,000	597,485
OH Mason City School District
Series 2005,
Insured: FGIC:
5.250% 12/01/19	2,250,000	2,563,852
5.250% 12/01/21	3,000,000	3,439,920
OR Linn County Community School District No. 9 Lebanon
Series 2001,
Insured: MBIA
5.250% 06/15/17	1,120,000	1,193,573
OR Yamhill County School District No. 29J Newberg
Series 2005,
Insured: FGIC
5.500% 06/15/17	2,500,000	2,866,375
PA Central York School District
Series 2002,
Insured: FGIC
5.000% 06/01/10	500,000	524,180

	Par ($)	Value ($)
PA Delaware County
Series 1999,
5.125% 10/01/16	500,000	518,810
PA Northampton County
Series 1999,
5.000% 08/15/16	345,000	356,716
PA Norwin School District
Series 2001 B,
Insured: MBIA
5.000% 04/01/13	575,000	599,708
PA Oxford Area School District
Series 2001 A,
Insured: FGIC
5.250% 02/15/11	500,000	533,105
PA Philadelphia School District
Series 2004 D,
Insured: FGIC
5.000% 06/01/15	250,000	269,973
PA Philadelphia
Series 2003 A,
Insured: XLCA
5.250% 02/15/15	315,000	340,465
PA Pittsburgh School District
Series 2002,
Insured: FSA
5.500% 09/01/12	500,000	548,370
PA Pittsburgh
Series 2005 A,
Insured: MBIA
5.000% 09/01/17	170,000	184,606
PA Saucon Valley School District
Series 1998,
Insured: AMBAC
5.200% 10/15/14	950,000	970,264
PA Scranton School District
Series 1998,
Insured: AMBAC
4.750% 04/01/08	235,000	239,084
PA Tyrone Area School District
Series 1998,
Insured: MBIA
5.000% 09/15/13	1,845,000	1,889,594
PA Upper St. Clair Township School District
Series 2002,
Insured: FSA
5.375% 07/15/13	1,000,000	1,089,680

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Westmoreland County
Series 1997,
Insured: FGIC
(b) 12/01/18	1,000,000	605,170
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A,
Insured: FSA
5.500% 08/01/09	1,000,000	1,051,140
SC Charleston County School District
Series 2001,
5.000% 02/01/14	850,000	903,950
TN Anderson County
Series 2001,
Insured: FSA
5.000% 04/01/13	1,535,000	1,618,780
TN Blount County Public Building Authority
Local Government Public Improvement,
Series 2004 B-5-A,
Insured: FGIC
5.000% 06/01/16	1,075,000	1,162,354
TN Chattanooga
Series 2005 A,
Insured: FSA
5.000% 09/01/14	4,150,000	4,524,662
TN Dickson County
Series 2002,
Insured: FGIC
5.000% 03/01/14	1,000,000	1,085,920
Series 2003,
Insured: FGIC
5.000% 06/01/14	1,000,000	1,077,250
TN Franklin Special School District
Series 1999,
Insured: FSA
(b) 06/01/20	2,000,000	1,128,140
Series 2002,
5.000% 06/01/12	1,000,000	1,068,750
TN Hamilton County
Series 1998 B,
5.100% 08/01/24	500,000	564,615
TN Kingsport
Series 2004,
Insured: AMBAC
5.000% 03/01/14	1,000,000	1,083,450

	Par ($)	Value ($)
TN Knox County
Series 2001,
5.000% 04/01/09	5,000,000	5,171,050
TN Lawrenceburg Public Building Authority
Series 2001 B,
Insured: FSA
5.500% 07/01/16	1,330,000	1,433,447
TN Madison County
Series 2002,
5.000% 04/01/13	390,000	415,553
TN Overton County
Series 2004,
Insured: MBIA
5.000% 04/01/16	1,000,000	1,091,680
TN Rutherford County
Series 2005,
5.000% 04/01/14	1,550,000	1,684,323
TN Shelby County
Series 1997 B,
5.500% 08/01/08	6,450,000	6,665,623
Series 1999 A,
4.750% 05/01/21	400,000	406,404
Series 1999 B,
5.250% 04/01/11	1,000,000	1,068,480
TX Aldine Independent School District
Series 2005,
Insured: PSFG
5.250% 02/15/15	1,655,000	1,810,620
TX Allen Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/17	1,000,000	1,072,950
TX Arlington Independent School District
Series 2004,
Insured: PSFG
5.000% 02/15/16	2,025,000	2,175,397
TX Barbers Hill Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/22	1,030,000	1,087,299
TX Bexar County
Series 2005,
Insured: FSA
5.000% 06/15/17	1,180,000	1,273,409

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Brownsville Independent School District
Series 2005,
Insured: PSFG
5.000% 08/15/15	1,000,000	1,091,080
TX Brownwood Independent School District
Series 2005,
Insured: FGIC
5.250% 02/15/17	1,310,000	1,437,843
TX Carrollton-Farmers Branch Independent School District
Series 2005 A,
Insured: MBIA
5.000% 02/15/14	1,280,000	1,380,979
TX Cedar Hill Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/16	1,460,000	828,200
(b) 08/15/17	1,005,000	532,660
TX Comal Independent School District
Series 2001,
Insured: PSFG
5.500% 02/01/14	1,000,000	1,070,570
TX Conroe Independent School District
Series 2005 C,
Insured: PSFG
5.000% 02/15/19	1,650,000	1,771,242
TX Corpus Christi
Series 2002,
Insured: FSA
5.500% 09/01/15	1,655,000	1,810,835
TX Dickinson Independent School District
Series 2006,
Insured: PSFG
5.000% 02/15/20	2,405,000	2,593,792
TX Duncanville Independent School District
Series 1993,
Insured: PSFG
5.200% 02/15/09	1,485,000	1,538,653
Series 2005,
Insured: PSFG
(b) 02/15/22	2,000,000	1,034,280
TX Eagle Mountain & Saginaw Independent School District
Series 2005 C,
Insured: PSFG
5.000% 08/15/14	2,000,000	2,169,940

	Par ($)	Value ($)
TX El Paso
Series 2005,
Insured: FGIC
5.250% 08/15/14	2,000,000	2,203,460
TX Fort Bend Independent School District
Series 2000,
Insured: PSFG
5.250% 08/15/19	1,000,000	1,052,460
TX Harlandale Independent School District
Series 2004,
Insured: PSFG
5.250% 08/15/16	4,870,000	5,352,276
TX Harris County
Series 2001,
5.000% 10/01/12	10,990,000	11,656,983
Series 2004 B,
Insured: FSA
5.000% 08/15/32	2,000,000	2,128,680
TX Houston
Series 2001 A,
Insured: FSA
5.500% 03/01/10	7,320,000	7,757,516
Series 2005 D,
Insured: AMBAC
5.000% 03/01/17	1,000,000	1,083,270
Series 2005 E,
Insured: AMBAC
5.000% 03/01/20	2,525,000	2,709,704
TX Irving
Series 2005 A,
5.000% 11/15/18	2,000,000	2,172,720
TX Jefferson County
Series 2002,
Insured: FGIC
5.750% 08/01/14	1,000,000	1,106,120
TX Johnson City Independent School District
Series 2003,
Insured: PSFG
3.000% 02/15/09	50,000	49,108
TX Katy Independent School District
Series 1992,
Insured: PSFG
(b) 08/15/11	1,775,000	1,481,504
TX La Joya Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/20	1,000,000	1,071,360

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX La Marque Independent School District
Series 2003,
Insured: PSFG
5.000% 02/15/21	1,740,000	1,828,879
TX Laredo
Series 2005,
Insured: AMBAC
5.000% 08/15/20	1,065,000	1,144,023
TX Lewisville Independent School District
Series 1997,
Insured: PSFG
6.750% 08/15/08	1,000,000	1,054,390
TX McKinney Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/14	4,000,000	4,323,520
TX Mission Consolidated Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/17	1,245,000	1,346,443
TX North Harris Montgomery Community College District
Series 2001,
Insured: MBIA
5.375% 02/15/16	420,000	441,307
Series 2002,
Insured: FGIC
5.375% 02/15/16	1,000,000	1,077,240
TX Northside Independent School District
Series 2002 A,
Insured: PSFG
5.250% 02/15/20	3,285,000	3,512,716
TX Pearland
Series 2005,
Insured: MBIA
5.000% 03/01/24	2,525,000	2,674,758
TX Plano Independent School District
Series 2001,
Insured: PSFG
5.000% 02/15/09	4,000,000	4,127,120
TX Richardson
Series 2005,
Insured: MBIA
5.250% 02/15/13	1,000,000	1,085,500

	Par ($)	Value ($)
TX Rio Grande City Consolidated Independent School District
Series 2002,
Insured: PSFG
5.000% 08/15/19	1,190,000	1,261,614
TX San Antonio Independent School District
Series 2001 B,
Insured: PSFG
(b) 08/15/11	3,500,000	2,921,275
TX San Antonio
Series 2001:
5.000% 08/01/10	7,855,000	8,233,768
5.250% 08/01/13	1,480,000	1,613,807
Series 2005,
5.250% 02/01/12	1,000,000	1,075,160
TX San Benito Consolidated Independent School District
Series 2005,
Insured: PSFG
5.000% 02/15/16	2,260,000	2,449,162
TX Sherman Independent School District
Series 2005 A,
Insured: PSFG
5.000% 02/15/16	1,000,000	1,083,700
TX Socorro Independent School District
Series 2005,
Insured: PSFG
5.250% 08/15/13	2,500,000	2,727,175
TX Spring Branch Independent School District
Series 2001,
Insured: PSFG
5.375% 02/01/18	2,785,000	2,964,493
TX Waxahachie Independent School District
Series 2000,
Insured: PSFG:
(b) 08/15/15	210,000	130,465
(b) 08/15/17	245,000	132,949
TX Webb County
Series 2005,
Insured: AMBAC
5.000% 02/01/17	1,600,000	1,726,320
TX West University Place
Series 1998,
Insured: FSA
5.100% 02/01/12	685,000	697,077
Series 2002,
5.500% 02/01/15	1,440,000	1,563,278

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX White Settlement Independent School District
Series 2003,
Insured: PSFG
5.375% 08/15/19	1,910,000	2,087,210
TX Williamson County
Series 2005,
Insured: MBIA
5.000% 02/15/16	1,985,000	2,151,144
VA Richmond
Series 2002 A,
Insured: FSA
5.250% 07/15/12	1,000,000	1,085,920
WA Clark County School
District No. 117,
Series 1998,
Insured: AMBAC
5.000% 12/01/12	1,805,000	1,934,978
District No. 37:
Series 2001 C,
Insured: FGIC
(b) 12/01/16	1,000,000	665,540
Series 2005,
Insured: FGIC
5.500% 06/01/15	10,145,000	11,415,154
WA Jefferson County School District No. 49
Series 1998,
Insured: FSA
5.000% 12/01/07	1,140,000	1,149,348
WA King & Snohomish Counties School District
Series 1993,
Insured: FGIC
5.600% 12/01/10	6,150,000	6,542,062
WA King County
Series 1998 B,
4.750% 01/01/17	1,000,000	1,019,800
WA Seattle
Series 1998 A,
5.500% 03/01/11	1,370,000	1,473,503
WA Spokane County School District No. 354 Mead
Series 1998,
Insured: FGIC:
5.000% 12/01/09	1,975,000	2,057,891
5.250% 12/01/11	1,600,000	1,720,976
5.500% 12/01/10	7,800,000	8,364,564

	Par ($)	Value ($)
WI Milwaukee County
Series 2001 A:
5.000% 10/01/12	2,500,000	2,648,850
5.000% 10/01/13	2,500,000	2,650,575
Local General Obligations Total		433,289,250
Special Non-Property Tax – 10.9%
AZ Phoenix Civic Improvement Corp.
Senior Lien, Municipal Courthouse,
Series 1999 A,
5.500% 07/01/12	1,000,000	1,055,890
CA Economic Recovery
Series 2004 A,
Insured: MBIA:
5.000% 07/01/11	1,500,000	1,596,030
5.000% 07/01/15	5,000,000	5,463,350
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A,
Insured: FSA:
5.000% 07/01/17	6,280,000	6,750,435
5.000% 07/01/18	7,700,000	8,267,413
CO Denver City & County
Series 1999 A,
Insured: FSA
5.375% 09/01/11	5,570,000	5,827,668
CO Department of Transportation
Series 2002 B,
Insured: MBIA:
5.500% 06/15/14	3,000,000	3,362,220
5.500% 06/15/15	1,000,000	1,131,090
CT Special Tax Obligation
Series 2001 B,
Insured: FSA
5.375% 10/01/12	1,000,000	1,080,700
DC Washington Convention Center Authority
Series 1998,
Insured: AMBAC
5.250% 10/01/14	5,620,000	5,824,568
FL Broward County Professional Sports Facilities
Series 2006 A,
Insured: AMBAC
5.000% 09/01/18	2,500,000	2,721,200
FL Department of Environmental Protection Preservation
Series 2000 A,
Insured: FGIC
5.750% 07/01/08	2,900,000	3,002,689

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Hialeah Capital Improvement Revenue
Series 1993,
5.500% 10/01/18	1,375,000	1,376,458
FL Hillsborough County Individual Development Authority
Series 2002 B,
Insured: AMBAC
5.500% 09/01/15	2,335,000	2,557,432
FL Jacksonville Excise Tax Revenue
Series 1995 A,
Insured: FGIC
5.000% 10/01/09	1,000,000	1,039,530
FL Jacksonville Guaranteed Entitlement Improvement Revenue
Series 2002,
Insured: FGIC:
5.375% 10/01/18	3,450,000	3,746,803
5.375% 10/01/19	3,720,000	4,040,032
FL Jacksonville Sales Tax Revenue
Series 2001,
Insured FGIC
5.500% 10/01/12	2,000,000	2,196,340
Series 2002,
Insured: FGIC
5.375% 10/01/18	1,000,000	1,086,030
Series 2003,
Insured: MBIA
5.250% 10/01/19	1,080,000	1,174,435
FL Jacksonville
Series 2003 C, AMT,
Insured: MBIA
5.250% 10/01/19	1,750,000	1,870,068
FL JEA St. Johns River Power Park Systems
Series 1997,
Insured: MBIA
5.000% 10/01/19	1,000,000	1,076,910
FL Lee County
Series 1997 A,
Insured: MBIA
5.750% 10/01/11	1,000,000	1,096,770
FL Manatee County School District Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 10/01/12	2,000,000	2,143,560
FL Ocala Capital Improvement Revenue
Series 2003,
Insured: AMBAC
5.375% 10/01/16	1,530,000	1,679,894

	Par ($)	Value ($)
FL Osceola County Tourist Development Tax Revenue
Series 2002 A,
Insured: FGIC
5.500% 10/01/14	1,555,000	1,707,654
FL Palm Beach County Criminal Justice Facilities
Series 1993,
Insured: FGIC
5.375% 06/01/09	1,500,000	1,568,085
FL Palm Beach County Public Improvement Revenue
Series 2004,
5.000% 08/01/17	1,000,000	1,078,730
FL Pasco County Sales Tax Revenue
Series 2003,
Insured: AMBAC
5.000% 12/01/16	1,240,000	1,331,772
FL Polk County Transportation Improvement Revenue
Series 2004,
Insured: FSA
5.000% 12/01/25	1,000,000	1,046,890
FL Port St. Lucie Sales Tax Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/19	1,000,000	1,069,710
FL Tampa Sports Authority
Series 1995,
Insured: MBIA:
5.750% 10/01/15(d)	2,500,000	2,808,000
5.750% 10/01/20	1,000,000	1,183,780
FL Tampa
Series 2001,
Insured: AMBAC
6.000% 10/01/08	1,000,000	1,044,970
IL Dedicated Tax Capital Appreciation
Series 1990,
Insured: AMBAC
(b) 12/15/17	2,540,000	1,613,789
IL Regional Transportation Authority
Series 1994 C,
Insured: FGIC
7.750% 06/01/11	1,750,000	2,045,558
IL State
Series 2002 Second,
Insured: FGIC
5.500% 06/15/15	1,000,000	1,126,370

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
KS Wichita
Series 2003-772,
Insured: FGIC
4.250% 09/01/16	1,260,000	1,294,398
KS Wyandotte County Unified Government
Series 2005 B,
4.750% 12/01/16	2,000,000	2,070,060
MA Massachusetts Bay Transportation Authority
Sales Tax Revenue,
Series 2000 A,
5.750% 07/01/14	250,000	267,540
MA State
Series 2005 A,
Insured: FSA
5.500% 06/01/16	13,615,000	15,449,757
MD Department of Transportation
Series 2002:
5.500% 02/01/10	10,925,000	11,579,735
5.500% 02/01/15	3,750,000	4,239,562
MI Trunk Line
Series 1998 A:
5.250% 11/01/10	1,500,000	1,593,330
5.500% 11/01/16	2,000,000	2,283,000
Series 2005,
Insured: FSA
5.250% 11/01/17	5,050,000	5,695,087
NJ Economic Development Authority
Series 2004:
5.375% 06/15/15	4,000,000	4,333,840
5.500% 06/15/16	5,500,000	6,051,760
NJ Garden Trust Open Space & Farmland Preservation
Series 2005 C,
Insured: FSA
5.125% 11/01/19	25,000,000	28,154,250
NM Bernalillo County
Series 1998,
5.250% 04/01/27	3,000,000	3,441,930
NM Dona Ana County
Series 1998,
Insured: AMBAC
5.500% 06/01/16	750,000	854,948
NM Transportation Commission
Series 2000 A,
6.000% 06/15/10	6,000,000	6,488,880

	Par ($)	Value ($)
NY Local Government Assistance Corp.
Series 1992 C,
6.000% 04/01/12	150,000	162,627
NY Metropolitan Transportation Authority
Series 2004 A,
Insured: FGIC:
5.250% 11/15/16	3,000,000	3,374,070
5.250% 11/15/17	4,000,000	4,512,360
NY New York City Transitional Finance Authority
Series 1998 A,
5.500% 11/15/16	1,330,000	1,460,739
Series 2002 A,
5.500% 11/01/26 (14.000% 11/01/11) (e)	10,000,000	10,800,300
Series 2004 C,
5.250% 02/01/18	3,500,000	3,807,195
Series 2005 A-1,
5.000% 11/01/14	10,000,000	10,917,000
NY Urban Development Corp.
Series 2004 A,
Insured: MBIA
5.500% 03/15/20	6,500,000	7,553,260
PA Pittsburgh & Allegheny County
Series 1999,
Insured: AMBAC
5.250% 02/01/12	500,000	525,385
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E,
Insured: FSA
5.500% 07/01/12	1,000,000	1,099,790
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	17,000,000	19,497,980
Series 2005 L,
Insured: CIFG
5.250% 07/01/18	2,000,000	2,278,220
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C:
Insured: AMBAC
5.500% 07/01/18	8,705,000	10,044,264
Insured: FGIC
5.500% 07/01/21	2,000,000	2,342,500

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Corpus Christi Business & Job Development Corp.
Series 2002,
Insured: AMBAC:
5.500% 09/01/14	2,065,000	2,279,244
5.500% 09/01/18	1,250,000	1,376,763
TX Houston Hotel Occupancy
Series 2001 B,
Insured: AMBAC:
(b) 09/01/17	2,000,000	1,283,040
5.250% 09/01/19	1,195,000	1,271,337
5.250% 09/01/20	1,265,000	1,345,808
Special Non-Property Tax Total		268,522,782
Special Property Tax – 0.7%
CA Oceanside Community Development Commission Tax Allocation
Series 2003,
5.200% 09/01/17	1,000,000	1,047,310
CA Santa Clara Redevelopment Agency Tax Allocation
Bayshore North,
Series 2002,
Insured: AMBAC
5.500% 06/01/13	4,195,000	4,601,453
FL Viera East Community Development District
Series 2006,
Insured: MBIA
5.750% 05/01/19	1,910,000	2,223,985
FL West Palm Beach Community Redevelopment
Series 2005 A,
5.000% 03/01/25	980,000	1,021,503
MO Development Finance Board
Series 2000 A,
Insured: MBIA
6.000% 04/01/14	2,000,000	2,147,620
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	1,500,000	1,525,125
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street,
Series 2003 A,
5.000% 06/15/13	3,685,000	3,834,906
Special Property Tax Total		16,401,902

	Par ($)	Value ($)
State Appropriated – 5.2%
AZ State Certificates of Participation
Series 2002 B,
Insured: FSA
5.375% 09/01/08	2,000,000	2,063,780
CA Public Works Board
Series 2003 C,
5.500% 06/01/18	1,500,000	1,659,555
Series 2004 A,
5.500% 06/01/19	2,000,000	2,224,340
Series 2006 F,
Insured: FGIC
5.250% 11/01/18 (a)	4,000,000	4,530,000
FL Department Management Services Division
Series 2003 A,
Insured: FSA
5.250% 09/01/15	1,515,000	1,688,922
Series 2005 A,
Insured: AMBAC
5.000% 09/01/21	3,000,000	3,239,220
MI Building Authority
Series 2005 I,
Insured: AMBAC
5.000% 10/15/29	7,000,000	7,398,720
NJ Economic Development Authority
Series 2001 A,
Insured: AMBAC
5.500% 06/15/13	1,000,000	1,106,120
Series 2005 K,
Insured: AMBAC
5.500% 12/15/19	2,500,000	2,899,300
NJ Transportation Trust Fund Authority
Series 1995,
Insured: MBIA
6.500% 06/15/10	1,000,000	1,096,540
Series 2001 C,
Insured: FSA
5.500% 12/15/18	2,000,000	2,306,680
Series 2003 A,
Insured: AMBAC
5.500% 12/15/15	3,260,000	3,694,754
Series 2004 B,
Insured: MBIA
5.500% 12/15/15	4,000,000	4,533,440
Series 2006 A,
5.500% 12/15/21	7,000,000	8,113,210

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Dormitory Authority State Supported Debt
St. University Educational Facilities,
Series 2005 A,
Insured: FGIC
5.500% 05/15/17	10,000,000	11,467,700
NY Dormitory Authority
City University,
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26	1,000,000	1,075,930
Series 1993 A:
5.250% 05/15/15	5,850,000	6,390,423
Insured: FSA
5.250% 05/15/15 (d)	4,000,000	4,392,360
Series 1995 A:
Insured: AMBAC
5.625% 07/01/16	1,250,000	1,400,425
Insured: FGIC
5.625% 07/01/16	5,000,000	5,655,550
Insured: FSA
5.625% 07/01/16	500,000	565,555
Series 2005 A,
Insured: FGIC
5.500% 05/15/22	6,730,000	7,906,875
NY Tollway Authority
Series 2002,
5.500% 04/01/13	4,510,000	4,900,385
NY Urban Development Corp.
Series 1995,
5.750% 04/01/11	500,000	541,185
Series 2002 A,
5.000% 01/01/17	4,000,000	4,194,160
OH Department of Administrative Services
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.250% 09/01/14	8,780,000	9,651,942
OR Department of Administrative Services
Certificates of Participation,
Series 2002 C,
Insured: MBIA
5.250% 11/01/10	10,000,000	10,599,300
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A:
5.750% 08/01/27	4,175,000	4,531,670
Insured: AMBAC
5.250% 08/01/30	4,240,000	4,554,905

	Par ($)	Value ($)
UT Building Ownership Authority
Series 1998,
Insured: FSA
5.500% 05/15/14	5,000,000	5,564,000
State Appropriated Total		129,946,946
State General Obligations – 9.8%
CA State
Series 2000,
5.000% 12/01/16	655,000	685,209
Series 2002,
Insured: AMBAC
6.000% 02/01/18	5,000,000	6,009,200
Series 2003,
5.250% 11/01/18	1,000,000	1,087,880
Series 2004:
5.000% 04/01/11	2,000,000	2,114,180
5.000% 02/01/20	750,000	796,755
CT State
Series 2006 D,
5.000% 11/01/19 (a)	3,500,000	3,829,035
FL Board of Education Capital Outlay
Series 1998 B,
5.250% 06/01/11	3,990,000	4,265,749
FL Board of Education
Series 2005 B,
5.000% 01/01/14	17,395,000	18,851,831
FL Department of Transportation
Series 2002,
5.250% 07/01/13	7,290,000	7,952,953
FL State
Series 2004 A,
5.000% 07/01/30	1,000,000	1,060,540
GA State
Series 1997 C,
6.250% 08/01/09	4,400,000	4,710,728
Series 1999 B:
5.750% 08/01/08	1,000,000	1,038,330
5.750% 08/01/10	2,000,000	2,156,740
HI State
Series 2000 CU,
Insured: MBIA
5.750% 10/01/08	1,815,000	1,888,635
MA Bay Transportation Authority
Series 1991 A,
Insured: MBIA
7.000% 03/01/21	5,750,000	7,316,587

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1993 A,
Insured: MBIA
5.500% 03/01/09	3,000,000	3,131,790
Series 1998 A,
Insured: MBIA:
5.500% 03/01/12	1,290,000	1,407,712
5.500% 03/01/14	750,000	837,862
MA State
Consolidated Loan,
Series 2002 D,
Insured: AMBAC
5.500% 08/01/18	6,500,000	7,492,290
Series 1998 C,
5.250% 08/01/17	1,775,000	1,991,639
Series 2002 C,
Insured: FSA
5.500% 11/01/11	13,000,000	14,116,700
Series 2003 D:
5.500% 10/01/17	5,000,000	5,722,300
Insured: AMBAC
5.500% 10/01/19	3,900,000	4,528,329
Series 2004 A:
Insured: AMBAC
5.250% 08/01/20	10,000,000	11,391,300
Insured: FSA
5.250% 08/01/20	5,000,000	5,695,650
MI State
Series 2001,
5.500% 12/01/15	1,250,000	1,420,337
MN State
Series 2000,
5.500% 11/01/13	1,000,000	1,070,970
MS State
Series 2000,
5.000% 12/01/08	7,000,000	7,203,280
Series 2002 A,
5.500% 12/01/14	3,000,000	3,370,200
Series 2003 A,
5.250% 11/01/14	1,000,000	1,105,250
NJ State
Series 2001 H,
5.250% 07/01/14	5,000,000	5,512,950
OH State
Series 2000 A,
5.125% 02/01/09	2,495,000	2,580,753
Series 2001 A,
5.000% 06/15/12	5,000,000	5,228,600

	Par ($)	Value ($)
OR State
Series 1996 B, AMT,
5.700% 08/01/16	295,000	300,463
Series 1997 A, AMT,
5.050% 08/01/11	90,000	92,225
PA State
Series 2002:
5.000% 02/01/09	2,000,000	2,062,940
5.500% 02/01/15	3,000,000	3,387,090
Series 2004:
Insured: FSA
5.375% 07/01/18	12,000,000	13,730,520
Insured: MBIA
5.375% 07/01/16	10,000,000	11,315,600
PR Commonwealth of Puerto Rico
Series 1997,
Insured: MBIA
6.500% 07/01/15	4,190,000	5,063,196
Series 2001 A:
5.500% 07/01/13	6,395,000	6,990,247
Insured: MBIA
5.500% 07/01/20	9,000,000	10,503,450
Series 2006 A,
5.250% 07/01/24	7,500,000	8,119,950
TX College Student Loan Authority
Series 1994, AMT,
5.750% 08/01/11	1,000,000	1,001,540
TX State
Water Development,
Series 1997 D,
5.000% 08/01/19	10,910,000	11,009,281
TX Water Development
Series 1997,
5.250% 08/01/28	5,000,000	5,052,050
TX Water Financial Assistance
Series 1999,
5.250% 08/01/21	455,000	472,768
UT State
Series 2002 B,
5.375% 07/01/11	10,000,000	10,782,500
VI Public Finance Authority
Series 2004 A,
5.000% 10/01/10	200,000	207,398

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
WA State
Series 1998 C,
5.500% 07/01/09	3,330,000	3,491,938
Series 2000 A,
5.625% 07/01/13	1,000,000	1,065,740
State General Obligations Total		242,221,160
Tax-Backed Total		1,160,302,551
Transportation – 5.7%
Air Transportation – 0.5%
OH Dayton Special Facilities
Air Freight Corp.,
Series 1996 D, AMT,
6.200% 10/01/09	500,000	532,730
TN Memphis Shelby County Airport Authority
FedEx Corp.:
Series 1997,
5.350% 09/01/12	6,180,000	6,537,389
Series 2001,
5.000% 09/01/09	5,000,000	5,129,700
Series 2002,
5.050% 09/01/12	1,000,000	1,054,840
Air Transportation Total		13,254,659
Airports – 1.7%
AZ Tucson Airport Authority, Inc.
Series 2001, AMT,
Insured: AMBAC
5.500% 06/01/12	500,000	531,860
CO Denver City & County
Series 2000 A, AMT,
Insured: AMBAC
6.000% 11/15/15	3,075,000	3,338,035
FL Greater Orlando Aviation Authority
Series 2003 A,
Insured: FSA
5.000% 10/01/13	1,500,000	1,613,730
FL Miami-Dade County Aviation
Series 1998 C, AMT,
Insured: MBIA
5.250% 10/01/15	2,000,000	2,065,660
IL Chicago O'Hare International Airport
General Airport Third Lien,
Series 2005 B,
Insured: MBIA
5.250% 01/01/18	13,000,000	14,563,250
Series 1993 C,
Insured: MBIA
5.000% 01/01/11	5,640,000	5,931,588

	Par ($)	Value ($)
NC Charlotte
Series 1999 B, AMT,
Insured: MBIA
6.000% 07/01/24	3,000,000	3,190,080
OK Airport Trust
Series 2000 B, AMT,
Insured: FSA
5.375% 07/01/11	4,670,000	4,912,747
TX Houston Airport Systems
Sub-Lien,
Series 2002,
Insured: FSA
5.000% 07/01/27	5,000,000	5,186,800
Airports Total		41,333,750
Toll Facilities – 2.4%
CO E-470 Public Highway Authority
Series 1997 B,
Insured: MBIA
(b) 09/01/12	10,000,000	8,005,600
Series 2000 B,
Insured: MBIA
(b) 09/01/18	1,500,000	915,120
CO Northwest Parkway Public Highway Authority
Series 2001 C,
Insured: AMBAC
(f) 06/15/21 (5.700% 06/15/11)	4,000,000	3,591,560
FL Orlando & Orange County Expressway Authority
Series 1990,
Insured: FGIC
6.500% 07/01/10	2,000,000	2,196,720
FL Osceola County Transportation Revenue
Series 2004,
Insured: MBIA
5.000% 04/01/18	1,000,000	1,074,090
FL Turnpike Authority
Series 2005 A,
Insured: AMBAC
5.000% 07/01/21	3,000,000	3,248,190
KS Turnpike Authority
Series 2002,
Insured: FSA:
5.250% 09/01/15	1,855,000	2,073,872
5.250% 09/01/16	1,230,000	1,381,253

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Turnpike Authority
Series 2000 A,
Insured: MBIA:
6.000% 01/01/11	2,125,000	2,320,585
6.000% 01/01/13	275,000	310,057
NY Thruway Authority
Second General Highway & Bridge Trust Fund:
Series 2003 A,
Insured: MBIA
5.250% 04/01/12	2,145,000	2,321,534
Series 2005 B:
Insured: AMBAC
5.500% 04/01/20	10,840,000	12,638,139
Insured: FSA
5.000% 04/01/15	7,500,000	8,196,600
NY Triborough Bridge & Tunnel Authority
Series 2002,
Insured: MBIA
5.500% 11/15/18	5,000,000	5,799,250
OH Turnpike Commission
Series 1998 A,
Insured: FGIC:
5.500% 02/15/21	2,000,000	2,338,300
5.500% 02/15/24	1,000,000	1,181,710
PA Delaware River Joint Toll Bridge Commission
Series 2003,
5.250% 07/01/11	500,000	533,575
PA Turnpike Commission
Series 2001 S,
5.500% 06/01/15	1,000,000	1,084,110
TX Harris County
Series 2002,
Insured: FSA
5.375% 08/15/11	735,000	791,139
Toll Facilities Total		60,001,404
Transportation – 1.1%
AR State
Series 2000 A,
5.500% 08/01/11	10,000,000	10,481,900
CA San Francisco Bay Area Rapid Transit District
Series 2005 A,
Insured: MBIA
5.000% 07/01/20	2,040,000	2,208,259

	Par ($)	Value ($)
GA Metropolitan Atlanta Rapid Transit Authority
Series 1998 A,
Insured: MBIA
6.250% 07/01/10	1,000,000	1,090,930
IN Transportation Finance Authority
Series 2000,
5.750% 12/01/14	2,485,000	2,669,412
MA State
Series 2000 A,
5.750% 06/15/13	350,000	377,321
NJ Transit Corp.
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 09/15/15	6,725,000	7,560,581
OH Scioto County
Norfolk Southern Corp.,
Series 1998,
5.300% 08/15/13	2,500,000	2,539,800
Transportation Total		26,928,203
Transportation Total		141,518,016
Utilities – 12.7%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
Series 2005,
Insured: AMBAC
5.250% 07/01/14	6,680,000	7,407,652
Independent Power Producers Total		7,407,652
Investor Owned – 1.1%
CO Adams County
Public Service Co.,
Series 2005 A,
Insured: MBIA
4.375% 09/01/17	11,550,000	11,909,898
FL Hillsborough County Industrial Development Authority
Tampa Electric Co.,
Series 1992,
4.000% 05/15/18	1,000,000	1,000,240
NH Business Finance Authority
Series 2001 C,
Insured: MBIA
5.450% 05/01/21	1,500,000	1,631,355

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Brazos River Authority
TXU Energy Co., LLC,
Series 2001 C, AMT,
5.750% 05/01/36	5,195,000	5,520,622
TX Sabine River Authority
TXU Electric Co.,
Series 2001 B, AMT,
5.750% 05/01/30	2,995,000	3,182,727
TX San Antonio Electric & Gas
Series 2002,
5.375% 02/01/14	2,500,000	2,755,325
Investor Owned Total		26,000,167
Joint Power Authority – 0.5%
FL Municipal Power Agency Revenue
Series 2002,
Insured: AMBAC
5.500% 10/01/21	1,850,000	2,023,382
NC Eastern Municipal Power Agency
Series 1993 B,
6.125% 01/01/09	2,000,000	2,095,300
TX Municipal Power Agency
Series 1993,
Insured: MBIA
(b) 09/01/15	250,000	176,000
UT Associated Municipal Power Systems
Series 2003 A,
Insured: FSA
5.000% 04/01/12	1,250,000	1,331,900
WA Energy Northwest Electric
Series 2002 A,
Insured: MBIA:
5.500% 07/01/16	4,675,000	5,113,889
5.750% 07/01/18	1,000,000	1,102,270
Joint Power Authority Total		11,842,741
Municipal Electric – 4.8%
AZ Power Reserves Authority
Series 2001,
5.000% 10/01/10	500,000	525,625
CA Department of Water Resources
Series 2002 A:
5.500% 05/01/11	10,000,000	10,765,700
6.000% 05/01/13	2,000,000	2,246,560
Insured: MBIA
5.250% 05/01/10	5,000,000	5,289,800

	Par ($)	Value ($)
FL Gainesville Utilities Systems Revenue
Series 1992 B,
6.500% 10/01/11	3,000,000	3,382,230
FL Kissimmee Utilities Authority Electrical System
Series 2003,
Insured: FSA
5.250% 10/01/15	2,235,000	2,442,497
FL Orlando Utilities Commission Utility Systems
Series 2005 B,
5.000% 10/01/24	3,000,000	3,204,480
FL Orlando Utilities Commission Water & Electric Revenue
Series 2001,
5.000% 10/01/09	3,000,000	3,118,590
Series 2002 C,
5.250% 10/01/16	1,500,000	1,619,175
GA Municipal Electric Authority
Series 1998 Y,
Insured: AMBAC
6.400% 01/01/13	4,205,000	4,713,258
MI Public Power Agency
Series 2002 A,
Insured: MBIA
5.250% 01/01/16	1,000,000	1,113,760
MN Northern Municipal Power Agency
Series 1998,
Insured: FSA
5.250% 01/01/12	2,490,000	2,620,327
NY Long Island Power Authority
Series 2006 A,
Insured: FGIC
5.000% 12/01/19	10,000,000	10,856,400
OK Grand River Dam Authority
Series 2002 A,
Insured: FSA
5.000% 06/01/12	1,000,000	1,070,320
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12	3,000,000	3,372,480
Series 2002 KK,
Insured: FSA:
5.250% 07/01/12	1,000,000	1,087,050
5.500% 07/01/15	10,000,000	11,355,400
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	1,000,000	1,136,020

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson County
Series 1998 B,
5.500% 05/15/13	3,000,000	3,322,620
TX Austin
Series 2002 A,
Insured: AMBAC
5.500% 11/15/13	2,000,000	2,220,360
Series 2002,
Insured: FSA
5.500% 11/15/12	2,410,000	2,647,313
Subordinated Lien,
Series 1998,
Insured: MBIA
5.250% 05/15/18	1,100,000	1,236,906
TX Sam Rayburn Municipal Power Agency
Series 2002:
5.500% 10/01/11	8,355,000	8,712,009
6.000% 10/01/16	3,000,000	3,191,310
TX San Antonio Electric & Gas
Series 2002,
5.000% 02/01/10	5,000,000	5,211,050
Series 2005,
5.000% 02/01/18	10,000,000	10,753,700
TX San Antonio
Series 1998 A,
5.250% 02/01/16	1,500,000	1,562,160
WA Seattle Municipal Light & Power
Series 2001,
Insured: FSA
5.250% 03/01/11	10,365,000	11,036,445
Municipal Electric Total		119,813,545
Water & Sewer – 6.0%
AZ Central Arizona Water Conservation District
Series 1993 A,
5.500% 11/01/08	250,000	259,528
CA Citrus Heights Water District
Series 2000,
Insured: FGIC
5.250% 10/01/20	1,800,000	1,917,018
CA Department of Water Resources
Central Valley,
Series 2002 X,
Insured: FGIC
5.500% 12/01/15	1,000,000	1,143,810

	Par ($)	Value ($)
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29	3,000,000	3,565,500
DC Water & Sewer Authority
Series 1998,
Insured: FSA
5.500% 10/01/11	2,000,000	2,167,420
FL Brevard County Utilities Revenue
Series 2002,
Insured: FGIC
5.250% 03/01/14	2,000,000	2,152,900
FL Cocoa Water & Sewer Revenue
Series 2003,
Insured: AMBAC
5.500% 10/01/19	1,000,000	1,164,990
FL Governmental Utility Authority
Series 2003,
Insured: AMBAC
5.000% 10/01/17	1,180,000	1,261,680
FL Holly Hill Water & Sewer Revenue
Series 2002,
Insured: MBIA
5.000% 10/01/15	745,000	795,608
FL Hollywood Water & Sewer Revenue
Series 2003,
Insured: FSA
5.000% 10/01/17	1,070,000	1,146,751
FL Manatee County Public Utilities Revenue
Series 2003 A,
Insured: MBIA
5.000% 10/01/12	2,000,000	2,145,760
FL Miami-Dade County Stormwater
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,445,000	2,607,397
FL Municipal Loan Council Revenue
Series 2002 B,
Insured: MBIA
5.375% 08/01/16	1,485,000	1,622,288
FL Ocala Utilities System Revenue
Series 2005 B,
Insured: FGIC
5.250% 10/01/20	1,000,000	1,101,610

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Port St. Lucie Utilities Revenue
Series 2003,
Insured: MBIA
5.000% 09/01/16	490,000	525,986
FL Sarasota County Utilities Systems Revenue
Series 2002 C,
Insured: FGIC
5.250% 10/01/16	1,000,000	1,079,450
FL Sebring Water & Wastewater Revenue
Series 2002,
Insured: FGIC
5.250% 01/01/14	1,030,000	1,119,620
FL Tallahassee Conservative Utilities System
Series 2001,
Insured: FGIC:
5.500% 10/01/14	1,330,000	1,495,372
5.500% 10/01/18	1,000,000	1,156,470
FL Tallahassee Consolidated Utility
Series 2001,
Insured: FGIC
5.500% 10/01/17	1,900,000	2,183,613
FL Tampa Bay Water Utility Systems Revenue
Series 2005,
Insured: FGIC
5.500% 10/01/19	1,500,000	1,744,995
FL Tampa Water & Sewer Revenue
Series 2002 B,
5.000% 07/01/10	1,000,000	1,048,690
FL Tohopekaliga Water Utilities Authority
Series 2003 B,
Insured: FSA
5.250% 10/01/17	1,110,000	1,208,457
FL Water Pollution Control Financing
Series 2001,
5.500% 01/15/13	1,390,000	1,500,185
FL Winter Park Water & Sewer Revenue
Series 2002,
Insured: AMBAC
5.250% 12/01/14	1,405,000	1,526,518
GA Atlanta Water & Wastewater
Series 1999 A,
Insured: FGIC
5.500% 11/01/18	15,305,000	17,397,806

	Par ($)	Value ($)
GA Columbus Water & Sewer
Series 2002,
Insured: FSA
5.000% 05/01/10	1,000,000	1,047,330
IL Chicago Waterworks
Series 1993,
Insured: FGIC:
5.100% 11/01/08	1,490,000	1,533,925
6.500% 11/01/09	2,155,000	2,329,296
IN Bond Bank
Series 2001 A,
5.375% 02/01/13	1,910,000	2,086,732
KS Wichita Water & Sewer Utility
Series 2005 A,
Insured: FGIC
5.000% 10/01/14	1,000,000	1,089,550
KS Wyandotte County Unified Government Utility System
Series 2004 B,
Insured: FSA
5.000% 09/01/32	2,000,000	2,112,580
MA Water Resource Authority
Series 1998 B,
Insured: FSA
5.500% 08/01/15	1,000,000	1,129,290
Series 2005 A,
Insured: MBIA
5.250% 08/01/17	6,885,000	7,757,605
MI Detroit Water Supply Systems
Series 1995 B,
Insured: MBIA
5.300% 07/01/09	1,000,000	1,043,320
NC Charlotte Water & Sewer System
Series 2002 A,
5.000% 07/01/09	1,000,000	1,036,790
NY New York City Municipal Water Finance Authority
Series 2000 B,
5.125% 06/15/31	7,000,000	7,325,990
OH Cleveland Waterworks
Series 1993 G,
Insured: MBIA
5.500% 01/01/13	750,000	796,493
PA Allegheny County
Series 2005 A,
Insured: MBIA
5.000% 12/01/17	265,000	288,206

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Lancaster Area Sewer Authority
Series 2004,
Insured: MBIA
5.000% 04/01/16	500,000	539,955
PA Philadelphia Water & Wastewater
Series 1993,
Insured: MBIA
5.625% 06/15/09	1,000,000	1,052,040
TN Metropolitan Government Nashville & Davidson County Water & Sewer
Series 1993,
Insured: FGIC
6.500% 01/01/10	2,750,000	2,984,768
TX Colorado River Municipal Water
Series 2003,
Insured: AMBAC
5.000% 01/01/12	4,030,000	4,281,915
TX Corpus Christi
Series 2002,
Insured: FSA
5.000% 07/15/14	1,000,000	1,067,060
Series 2005 A,
Insured: AMBAC
5.000% 07/15/19	2,000,000	2,147,980
TX Dallas Waterworks & Sewer Systems
Series 2001,
5.000% 10/01/16	7,300,000	7,674,053
TX Dallas
Series 2001,
5.000% 10/01/12	1,300,000	1,369,589
TX Houston Area Water Corp.
Series 2002,
Insured: FGIC
5.500% 03/01/18	3,000,000	3,252,990
TX Houston Utility System
Series 2004 A,
Insured: FGIC
5.250% 05/15/24	5,000,000	5,426,950
TX Houston Water & Sewer System
Junior Lien:
Series 1991 C,
Insured: AMBAC
(b) 12/01/11	4,000,000	3,300,720

	Par ($)	Value ($)
Series 2001 A,
Insured: FSA
5.500% 12/01/17	4,720,000	5,110,250
TX Houston
Series 2004 A,
Insured: MBIA
5.250% 05/15/14	2,265,000	2,488,306
TX McKinney
Series 2005,
Insured: FGIC
5.250% 08/15/17	1,125,000	1,239,491
TX Nueces River Authority
Series 2005,
Insured: FSA
5.000% 07/15/15	1,000,000	1,088,110
TX San Antonio
Series 2005,
Insured: MBIA
5.000% 05/15/14	1,000,000	1,080,930
TX Trinity River Authority
Series 2005,
Insured: MBIA:
5.000% 02/01/17	1,000,000	1,082,990
5.000% 02/01/18	1,000,000	1,079,210
VA Upper Occoquan Sewage Authority Regional Sewage
Series 2005,
Insured: FSA
5.000% 07/01/22	16,680,000	17,979,372
Water & Sewer Total		148,863,208
Utilities Total		313,927,313
Total Municipal Bonds (Cost of $2,340,638,968)		2,428,727,154

Investment Companies – 0.0%

	Shares
Columbia Tax-Exempt Reserves, Capital Class (g)	3,953	3,953
Dreyfus Tax-Exempt Cash Management Fund	63,638	63,638
Total Investment Companies (Cost of $67,591)		67,591

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Short-Term Obligations – 1.4%

	Par ($)	Value ($)
Variable Rate Demand Notes(h) – 1.4%
AL Homewood Educational Building Authority
Samford University,
Series 1999,
Insured: AMBAC,
LOC: Bank of Nova Scotia
3.600% 12/01/21	2,100,000	2,100,000
FL Orange County School Board
Series 2000 B,
Insured: AMBAC,
LOC: Sun Trust Bank N.A.
3.590% 08/01/25	1,535,000	1,535,000
FL Pinellas County Health Facility Authority
All Children's Hospital,
Series 1985,
LOC: Wachovia Bank N.A.
3.640% 12/01/15	1,100,000	1,100,000
IL Development Finance Authority
Jewish Federal Metropolitan Chicago Project,
Series 2002,
LOC: JPMorgan Chase Bank
3.650% 09/01/32	1,500,000	1,500,000
IN Health Facility Financing Authority
Great Lakes Christian,
Series 2002 A,
LOC: Wells Fargo Bank N.A.
3.570% 06/01/25	500,000	500,000
KY Shelby County
Series 2004 A,
LOC: U.S. Bank N.A.
3.650% 09/01/34	880,000	880,000
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2005 C-1,
Insured: FSA
3.580% 06/01/19	2,600,000	2,600,000
MS Jackson County Pollution Control
Chevron Corp.:
Series 1992,
3.590% 12/01/16	1,300,000	1,300,000
Series 1993,
3.590% 06/01/23	1,200,000	1,200,000
TN Blount County Public Building Authority
Series 2005 D-5-E,
Insured: XLCA,
LOC: Depfa Bank PLC
3.650% 06/01/22	2,000,000	2,000,000

	Par ($)	Value ($)
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2001 1,
LOC: JPMorgan Chase Bank
3.650% 08/15/31	1,475,000	1,475,000
TX Harris County Health Facilities Development Corp.
YMCA-Greater Houston Area,
Series 2002,
LOC: JPMorgan Chase Bank
3.650% 07/01/37	1,700,000	1,700,000
TX Harris County Industrial Development Corp.
Exxon Mobil Corp.,
Series 1984,
3.520% 03/01/24	3,200,000	3,200,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Public Finance Bank
3.640% 12/01/15	800,000	800,000
ProHealth Care, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.640% 08/15/30	1,000,000	1,000,000
WY Lincoln County Pollution Control Revenue
Exxon Mobil Corp.,
Series 1984 C,
3.520% 11/01/14	7,000,000	7,000,000
WY Uinta County
Chevron Corp.:
Series 1993,
3.590% 08/15/20	3,900,000	3,900,000
Series 1997,
3.590% 04/01/10	600,000	600,000
Variable Rate Demand Notes Total		34,390,000
Total Short-Term Obligations (Cost of $34,390,000)		34,390,000
Total Investments – 99.6% (Cost of $2,375,096,559)(i)		2,463,184,745
Other Assets & Liabilities, Net – 0.4%		10,399,379
Net Assets – 100.0%		$2,473,584,124

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund, October 31, 2006

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) Zero coupon bond.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) All or a portion of these securities with a total market value of $1,210,410 are pledged as collateral for open futures contracts.

(e) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(i) Cost for federal income tax purposes is $2,374,074,558.

At October 31, 2006, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	784	$84,828,702	$84,843,500	Dec-06	$(14,798)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	46.9%
Other	18.3
Utilities	12.7
Health Care	7.1
Transportation	5.7
Housing	2.5
Education	2.2
Industrials	1.4
Resource Recovery	1.1
Other Revenue	0.3
98.2
Investment Company	– *
Short-Term Obligations	1.4
Other Assets & Liabilities, Net	0.4
100.0%

* Rounds to less than 0.01%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance

SPA	Stand-by-Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 97.7%

	Par ($)	Value ($)
Education – 15.9%
Education – 14.0%
MA College Building Authority Project Revenue
Series 2004 A,
Insured: MBIA:
5.000% 05/01/14	750,000	816,060
5.000% 05/01/16	530,000	572,713
MA Development Finance Agency
Clark University,
Series 1998,
5.250% 07/01/16	1,445,000	1,498,436
Hampshire College,
Series 2004,
5.150% 10/01/14	200,000	211,000
Mount Holyoke College,
Series 2001,
5.500% 07/01/13	1,355,000	1,463,414
Pharmacy & Allied Health Sciences,
Series 2003 C,
6.375% 07/01/23	1,000,000	1,128,170
MA Health & Educational Facilities Authority
Amherst College,
Series 1998 G,
5.375% 11/01/20	640,000	660,358
Boston College,
Series 2003 N,
5.250% 06/01/15	1,000,000	1,087,970
Brandeis University:
Series 1998 I,
Insured: MBIA
5.250% 10/01/14	1,500,000	1,557,135
Series 1999 J,
Insured: MBIA
5.000% 10/01/26	2,000,000	2,066,160
Harvard University:
Series 2000 Z,
5.500% 01/15/11	1,000,000	1,077,120
Series 2001 AA,
5.500% 01/15/09	1,980,000	2,064,091
Series 2001 DD,
5.000% 07/15/35	4,500,000	4,696,920
Massachusetts Institute of Technology:
Series 2002 K:
5.250% 07/01/12	1,000,000	1,087,590
5.375% 07/01/17	2,275,000	2,599,574
5.500% 07/01/22	1,000,000	1,182,310
Series 2003 L,
5.000% 07/01/11	735,000	781,731

	Par ($)	Value ($)
Series 2004 M:
5.250% 07/01/16	500,000	563,775
5.250% 07/01/19	610,000	694,284
Northeastern University,
Series 1998 G,
Insured: MBIA
5.500% 10/01/12	1,110,000	1,221,766
Simmons College:
Series 1998 C,
Insured: MBIA
5.000% 10/01/14	1,000,000	1,033,510
Series 2003 F,
Insured: FGIC:
5.000% 10/01/15	1,015,000	1,094,840
5.000% 10/01/17	510,000	546,582
Tufts University:
Series 2001 I,
5.500% 02/15/36	2,000,000	2,134,900
Series 2002 J,
5.500% 08/15/16	1,500,000	1,711,740
University of Massachusetts,
Series 2002 C,
Insured: MBIA
5.250% 10/01/13	1,475,000	1,601,968
Wellesley College,
Series 2003,
5.000% 07/01/15	610,000	656,439
Williams College,
Series 2003 H,
5.000% 07/01/16	1,740,000	1,872,466
MA Industrial Finance Agency
Tufts University,
Series 1998 H,
Insured: MBIA
5.500% 02/15/13	1,830,000	2,020,558
MA University of Massachusetts Building Authority
Series 2000 2,
Insured: AMBAC
5.500% 11/01/09	1,455,000	1,536,349
Series 2004 1,
Insured: AMBAC
5.250% 11/01/12	500,000	543,685
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA
5.250% 10/01/12	2,000,000	2,121,740
Education Total		43,905,354

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Prep School – 1.9%
MA Development Finance Agency
Belmont Hill School,
Series 1998,
5.000% 09/01/31	1,000,000	1,038,340
Deerfield Academy,
Series 2003 A:
5.000% 10/01/12	345,000	370,810
5.000% 10/01/16	420,000	450,920
Milton Academy,
Series 2003 A,
5.000% 09/01/19	500,000	542,005
MA Industrial Finance Agency
Belmont Hill School,
Series 1998,
5.625% 09/01/20	1,250,000	1,292,175
Concord Academy,
Series 1997,
5.500% 09/01/27	1,000,000	1,030,710
Deerfield Academy,
Series 1997,
5.000% 10/01/23	1,210,000	1,244,969
Prep School Total		5,969,929
Education Total		49,875,283
Health Care – 7.1%
Health Services – 0.4%
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc.,
Series 2003 E,
5.000% 07/01/15	1,140,000	1,221,225
Health Services Total		1,221,225
Hospitals – 6.7%
MA Boston Special Obligation
Boston City Hospital,
Series 2002 A,
Insured: MBIA
5.000% 08/01/14	5,000,000	5,341,100
MA Health & Educational Facilities Authority
Baystate Medical Center,
Series 2002 F,
5.750% 07/01/13	890,000	965,873
Boston Medical Center,
Series 1998 A,
Insured: MBIA
5.250% 07/01/15	2,500,000	2,574,800

	Par ($)	Value ($)
Partners Healthcare System, Inc.,
Series 1997 A,
Insured: MBIA
5.375% 07/01/17	1,900,000	1,937,050
Partners Healthcare Systems, Inc.:
Series 1999 B,
5.250% 07/01/10	4,670,000	4,896,728
Series 2001 C,
5.750% 07/01/21	750,000	816,570
Series 2005 F,
5.000% 07/01/17	2,000,000	2,160,360
South Shore Hospital,
Series 1993 E,
Insured: MBIA
5.500% 07/01/13	325,000	325,442
UMass Memorial Health Care, Inc.,
Series 1998 A,
Insured: AMBAC
5.250% 07/01/14	2,000,000	2,075,140
Hospitals Total		21,093,063
Health Care Total		22,314,288
Other – 16.8%
Other – 0.3%
MA Development Finance Agency
Combined Jewish Philanthropies,
Series 2002 A,
5.250% 02/01/22	1,000,000	1,078,060
Other Total		1,078,060
Pool/Bond Bank – 4.5%
MA Water Pollution Abatement Revenue
Series 1995 A,
5.400% 08/01/11	25,000	25,284
Series 1999 5,
5.750% 08/01/16	95,000	101,150
Series 2001 7:
5.250% 02/01/10	2,000,000	2,104,020
5.250% 02/01/13	750,000	802,868
Series 2002 A,
5.000% 08/01/09	1,350,000	1,402,110
Series 2002,
5.000% 08/01/11	1,000,000	1,062,280
Series 2004 A,
5.250% 08/01/15	3,000,000	3,341,850
Series 2005 11,
5.250% 08/01/19	4,465,000	5,080,232
Pool/Bond Bank Total		13,919,794

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Refunded/Escrowed(a) – 11.8%
MA Bay Transportation Authority
Series 1998 B,
Pre-refunded 03/01/09,
5.125% 03/01/11	1,000,000	1,043,450
Series 2000 A,
Pre-refunded 07/01/10,
5.750% 07/01/14	915,000	983,259
Series 2000 A,
Pre-refunded 07/01/10,
5.750% 07/01/18	915,000	983,259
MA College Building Authority Project Revenue
Series 1999 A,
Escrowed to Maturity,
Insured: MBIA
(b) 05/01/28	4,000,000	1,595,800
MA Consolidated Loan
Series 1999 B,
Pre-refunded 05/01/09:
5.250% 05/01/12	1,000,000	1,048,750
5.250% 05/01/14	1,000,000	1,048,750
Series 2000 A,
Pre-refunded 02/01/10,
5.800% 02/01/17	3,520,000	3,792,026
Series 2001 C,
Pre-refunded 12/01/11,
5.375% 12/01/18	3,000,000	3,243,810
MA Development Finance Agency
Higher Education, Smith College,
Series 2000,
Pre-refunded 07/01/10,
5.750% 07/01/23	2,000,000	2,166,780
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
5.875% 12/01/22	600,000	663,990
MA Health & Educational Facilities Authority
University of Massachusetts,
Series 2000 A,
Pre-refunded 10/01/10,
Insured: FGIC
5.875% 10/01/29	1,000,000	1,092,420
MA Holden
Municipal Purpose Loan,
Series 2000,
Pre-refunded 03/01/10,
Insured: FGIC
5.750% 03/01/18	2,385,000	2,569,671

	Par ($)	Value ($)
MA Industrial Finance Agency
Wentworth Institute of Technology,
Series 1998,
Pre-refunded 10/01/08,
5.650% 10/01/18	1,200,000	1,265,244
MA Port Authority
Series 1973,
Escrowed to Maturity,
5.625% 07/01/12	390,000	412,889
MA Route 3 North Transit Improvement Association
Series 2000,
Pre-refunded 06/15/10,
Insured: MBIA:
5.375% 06/15/33	2,500,000	2,653,000
5.750% 06/15/18	1,000,000	1,073,830
MA Sandwich
Series 2000,
Pre-refunded 08/15/10,
5.750% 08/15/11	1,050,000	1,139,953
MA Special Obligation & Revenue
Consolidated Loan,
Series 2002 A,
Pre-refunded 06/01/12
Insured: FGIC
5.375% 06/01/19	1,125,000	1,222,954
MA Springfield
Municipal Purpose Loan,
Series 1999,
Insured: FSA
6.000% 10/01/16	1,000,000	1,076,590
MA Turnpike Authority
Series 1993 A,
Escrowed to Maturity,
5.000% 01/01/13	250,000	262,797
MA University of Massachusetts Building Authority
Series 2003 1,
Pre-refunded 11/01/13,
Insured: AMBAC
5.250% 11/01/15	2,000,000	2,197,020
MA Water Pollution Abatement Revenue
Series 1993 A,
Escrowed to Maturity,
5.450% 02/01/13	935,000	995,728
Series 1995 A,
Escrowed to Maturity,
5.400% 08/01/11	225,000	242,933

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1999 5,
Pre-refunded 08/01/09,
5.750% 08/01/16	1,905,000	2,032,102
Series 2001 7,
Pre-refunded 08/01/11,
5.250% 02/01/13	250,000	267,397
MA Water Resource Authority
Series 2000 D,
Escrowed to Maturity,
Insured: MBIA
5.500% 08/01/10	1,000,000	1,067,480
PR Commonwealth of Perto Rico Municipal Finance Agency
Series 1997 A,
Pre-refunded 07/01/07,
Insured: FSA
5.500% 07/01/17	755,000	776,450
Refunded/Escrowed Total		36,918,332
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children's Trust Fund
Tobacco Settlement Revenue,
Series 2002,
5.000% 05/15/09	500,000	508,805
Tobacco Total		508,805
Other Total		52,424,991
Tax-Backed – 43.0%
Local General Obligations – 14.2%
MA Bellingham
Series 2001,
Insured: AMBAC
5.250% 03/01/13	1,605,000	1,725,391
MA Boston
Metropolitan District
Series 2002 A,
5.250% 12/01/14	2,010,000	2,183,845
Series 2002 B,
Insured: FGIC
5.000% 02/01/12	6,000,000	6,412,440
Series 2004 A,
5.000% 01/01/14	1,000,000	1,087,040
MA Brockton
Series 1998,
Insured: MBIA
5.125% 04/01/15	1,500,000	1,543,845

	Par ($)	Value ($)
MA Brookline
Series 2000,
5.750% 04/01/14	1,905,000	2,046,770
MA Dudley Charlton Regional School District
Series 1999 A,
Insured: FGIC
5.125% 06/15/14	2,305,000	2,531,120
MA Everett
Series 2000,
Insured: MBIA
6.000% 12/15/11	2,015,000	2,241,264
MA Falmouth
Series 2002,
5.000% 02/01/11	1,450,000	1,534,535
MA Franklin
Series 2004,
Insured: MBIA
5.000% 11/15/12	1,130,000	1,215,349
MA Greater Lawrence Vocational Technical High School District
Series 2002,
Insured: FSA
5.000% 03/15/12	1,140,000	1,218,774
MA Groton-Dunstable Regional School District
Series 2001,
Insured: FSA
5.000% 10/15/21	1,260,000	1,336,381
MA Hopedale
Series 2004,
Insured: AMBAC
5.000% 11/15/17	1,000,000	1,092,230
MA Lowell
Series 2002,
Insured: AMBAC:
5.000% 08/01/10	1,000,000	1,050,730
5.000% 02/01/13	1,215,000	1,304,388
MA Medford
Series 2001,
Insured: MBIA
5.000% 02/15/10	1,775,000	1,855,265
MA Norwell
Series 2005,
Insured: AMBAC
5.000% 02/15/16	540,000	593,185

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
MA Pioneer Valley Regional School District
Series 2002,
Insured: AMBAC
5.000% 06/15/12	1,000,000	1,072,800
MA Pittsfield
Series 2002,
Insured: MBIA
5.000% 04/15/11	1,000,000	1,059,680
MA Plymouth
Series 2000,
Insured: MBIA
5.000% 10/15/18	1,725,000	1,824,981
MA Sandwich
Series 2005,
Insured: MBIA
5.000% 07/15/18	1,575,000	1,730,768
MA Springfield
Municipal Purpose Loan,
Series 2003,
Insured: MBIA
5.250% 01/15/15	1,500,000	1,631,250
MA Westborough
Series 2003,
5.000% 11/15/16	1,000,000	1,079,900
MA Westfield
Series 2003,
Insured: MBIA
5.000% 09/01/18	500,000	536,720
MA Worcester
Series 2004 A,
Insured: MBIA
5.250% 08/15/13	2,810,000	3,084,762
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Insured: FSA
5.500% 07/01/17	245,000	251,500
Series 1999 A,
Insured: FSA
5.500% 08/01/09	1,000,000	1,051,140
Local General Obligations Total		44,296,053
Special Non-Property Tax – 9.9%
MA Bay Transportation Authority
Series 2000 A:
5.750% 07/01/14	85,000	90,964
5.750% 07/01/18	85,000	90,889

	Par ($)	Value ($)
Series 2002 A,
5.000% 07/01/11	1,000,000	1,061,360
Series 2003 A:
5.250% 07/01/11	5,000,000	5,360,100
5.250% 07/01/17	1,000,000	1,122,400
5.250% 07/01/19	625,000	706,662
Series 2004 C:
5.250% 07/01/18	1,000,000	1,125,520
5.250% 07/01/21	2,735,000	3,111,418
Series 2005 B,
Insured: MBIA
5.500% 07/01/23	2,890,000	3,394,131
Series 2006 A,
5.250% 07/01/22	3,500,000	3,992,275
MA Boston Special Obligation
Convention Center,
Series 2002 A,
Insured: AMBAC
5.000% 05/01/19	1,500,000	1,587,825
MA Special Obligation & Revenue
Consolidated Loan:
Series 1997 A,
5.500% 06/01/13	1,000,000	1,106,260
Series 2002 A,
Insured: FGIC
5.000% 06/01/10	1,500,000	1,573,050
Series 2004 A,
Insured: FGIC
5.250% 01/01/19	750,000	848,857
Series 2005,
Insured: FGIC
5.250% 01/01/21	2,810,000	3,203,288
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998,
Insured: MBIA
5.250% 07/01/13	2,675,000	2,772,183
Special Non-Property Tax Total		31,147,182
State Appropriated – 2.9%
MA Development Finance Agency
Visual & Performing Arts Project,
Series 2000:
5.750% 08/01/13	1,030,000	1,146,452
6.000% 08/01/17	540,000	623,759
6.000% 08/01/21	1,200,000	1,413,804
MA Route 3 North Transit Improvement Association
Series 2000,
Insured: MBIA:
5.750% 06/15/13	1,000,000	1,070,600

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
5.750% 06/15/14	2,000,000	2,138,760
5.750% 06/15/15	2,000,000	2,137,700
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
Insured: AMBAC
5.250% 08/01/30	500,000	537,135
State Appropriated Total		9,068,210
State General Obligations – 16.0%
MA State
Series 1997 A,
Insured: AMBAC
5.750% 08/01/09	2,000,000	2,115,100
Series 2002 D,
Insured: AMBAC
5.500% 08/01/18	3,500,000	4,034,310
Series 2003 D:
5.500% 10/01/17	5,000,000	5,722,300
Insured: AMBAC
5.500% 10/01/19	5,000,000	5,805,550
Insured: MBIA
5.500% 10/01/20	2,500,000	2,917,575
Series 2004 A,
Insured: FSA
5.250% 08/01/20	5,000,000	5,695,650
Series 2004 B,
5.250% 08/01/20	3,000,000	3,396,870
Series 2004 C:
Insured: AMBAC
5.500% 12/01/24	5,000,000	5,908,800
Insured: MBIA
5.500% 12/01/19	3,795,000	4,412,484
Series 2006 B,
Insured: FSA
5.250% 09/01/22	4,000,000	4,577,000
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA
6.000% 07/01/09	500,000	531,535
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J,
Insured: AMBAC
5.000% 07/01/36	2,000,000	2,133,820

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,900,000	1,999,313
Series 2006 A,
5.250% 07/01/22	850,000	924,486
State General Obligations Total		50,174,793
Tax-Backed Total		134,686,238
Transportation – 7.5%
Airports – 3.1%
MA Port Authority
Series 2003 A,
Insured: MBIA
5.000% 07/01/16	3,000,000	3,228,390
Series 2005 C,
Insured: AMBAC:
5.000% 07/01/15	1,500,000	1,641,060
5.000% 07/01/22	4,500,000	4,823,190
Airports Total		9,692,640
Toll Facilities – 1.8%
MA Turnpike Authority
Metropolitan Highway Systems Revenue:
Series 1997 A,
Insured: MBIA
5.000% 01/01/37	2,000,000	2,043,280
Series 1999 A,
Insured: AMBAC:
5.000% 01/01/39	1,500,000	1,542,765
5.125% 01/01/09	1,000,000	1,033,150
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: FGIC
5.000% 07/01/10	1,000,000	1,051,150
Toll Facilities Total		5,670,345
Transportation – 2.6%
MA Federal Highway Capital Appreciation
Series 1998 A,
(b) 06/15/15	4,000,000	2,845,520
MA Federal Highway Grant Anticipation Notes
Series 1998 A:
5.250% 12/15/11	1,000,000	1,041,190
5.500% 06/15/14	1,000,000	1,046,250
Series 2000 A,
5.750% 06/15/09	1,000,000	1,054,370

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
MA Woods Hole Martha's Vineyard & Nantucket Steamship Authority
Series 2004 B,
5.000% 03/01/18	1,900,000	2,056,940
Transportation Total		8,044,270
Transportation Total		23,407,255
Utilities – 7.4%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
Series 2001 A,
Insured: MBIA
5.000% 07/01/11	2,500,000	2,643,500
Joint Power Authority Total		2,643,500
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12(c)	1,000,000	1,124,160
Municipal Electric Total		1,124,160
Water & Sewer – 6.2%
MA Boston Water & Sewer Commission
Series 1998 A,
Insured: FGIC
5.125% 11/01/15	1,320,000	1,368,721
MA Water Resource Authority
Series 1993 C,
6.000% 12/01/11	2,000,000	2,183,060
Series 1998 B,
Insured: FSA
5.500% 08/01/15	1,165,000	1,315,623
Series 2002 J,
Insured: FSA:
5.250% 08/01/14	2,870,000	3,172,900
5.250% 08/01/15	3,000,000	3,339,480
5.250% 08/01/18	1,000,000	1,131,260
Series 2005 A,
Insured: MBIA
5.250% 08/01/17	6,000,000	6,760,440
Water & Sewer Total		19,271,484
Utilities Total		23,039,144
Total Municipal Bonds (Cost of $295,821,845)		305,747,199

Investment Company – 0.0%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund	13,604	13,604
Total Investment Company (Cost of $13,604)		13,604

Short-Term Obligations – 1.2%

	Par ($)
Variable Rate Demand Notes(d) – 1.2%
MA Health & Educational Facilities Authority
Series 1985 D,
Insured: MBIA,
SPA: State Street Bank & Trust Co.
3.620% 01/01/35	1,500,000	1,500,000
MA Water Resources Authority
Series 2002 D,
LOC: Landesbank Baden-Wurttemberg
3.580% 08/01/17	1,000,000	1,000,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.590% 08/15/20	1,300,000	1,300,000
Variable Rate Demand Notes Total		3,800,000
Total Short-Term Obligations (Cost of $3,800,000)		3,800,000
Total Investments – 98.9% (Cost of $299,635,449)(e)		309,560,803
Other Assets & Liabilities, Net – 1.1%		3,306,367
Net Assets – 100.0%		$312,867,170

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) All of this security is pledged as collateral for open futures contracts.

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(e) Cost for federal income tax purposes is $299,560,406.

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund, October 31, 2006

At October 31, 2006, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	99	$10,713,656	$10,711,787	Dec-06	$(1,869)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	43.0%
Other	16.8
Education	15.9
Transportation	7.5
Utilities	7.4
Health Care	7.1
97.7
Investment Company	– *
Short-Term Obligations	1.2
Other Assets & Liabilities, Net	1.1
100.0%

* Rounds to less than 0.1%

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 97.2%

	Par ($)	Value ($)
Education – 5.0%
Education – 5.0%
NJ Educational Facilities Authority
Drew University,
Series 2003 A,
Insured: FGIC
5.250% 07/01/20	1,000,000	1,139,630
Seton Hall University Project,
Series 2001 A,
Insured: AMBAC
5.250% 07/01/16	200,000	213,252
Stevens Institute of Technology:
Series 1998 I,
5.000% 07/01/09	200,000	205,152
Series 2002 B,
5.000% 07/01/10	1,120,000	1,162,818
NJ Rutgers State University
Series 1997 U,
5.000% 05/01/14	500,000	513,985
Education Total		3,234,837
Education Total		3,234,837
Health Care – 6.2%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	500,000	510,730
Marcus L Ward Home,
Series 2004,
5.750% 11/01/24	400,000	434,400
Continuing Care Retirement Total		945,130
Hospitals – 4.7%
New Jersey Health Care Facilities Financing Authority
South Jersey Hospital,
Series 2006,
5.000% 07/01/20 (a)	500,000	528,225
NJ Economic Development Authority
University of Medicine and Dentistry of New Jersey,
Series 2000,
Insured: AMBAC
5.500% 06/01/09	315,000	330,104
NJ Health Care Facilities Financing Authority
Children's Specialized Hospital,
Series 2005 A,
5.000% 07/01/18	575,000	592,704

	Par ($)	Value ($)
Hackensack University Medical Center:
Series 1998 A,
Insured: MBIA
5.000% 01/01/18	500,000	510,965
Series 2000:
5.700% 01/01/11	500,000	530,100
5.875% 01/01/15	500,000	530,775
Hospitals Total		3,022,873
Health Care Total		3,968,003
Housing – 1.4%
Multi-Family – 1.4%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing:
Series 2000 B,
Insured: FSA
6.050% 11/01/17	250,000	262,548
Series 2000 E-2,
Insured: FSA
5.750% 11/01/25	135,000	141,084
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal,
Series 2004 A,
5.000% 08/15/18	500,000	520,575
Multi-Family Total		924,207
Housing Total		924,207
Other – 20.7%
Pool/Bond Bank – 2.1%
NJ Environmental Infrastructure Trust
Series 1998,
Insured: FGIC
5.000% 04/01/12	500,000	518,795
NJ Monmouth County Improvement Authority
Series 1995,
Insured: FSA
5.450% 07/15/13	305,000	311,518
Series 2000,
Insured: AMBAC
5.000% 12/01/12	500,000	525,570
Pool/Bond Bank Total		1,355,883
Refunded/Escrowed(b) – 17.0%
NJ Atlantic County Improvement Authority
Series 1985,
Escrowed to Maturity,
Insured: MBIA
7.375% 07/01/10	215,000	231,033

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Bayonne Municipal Utilities Authority
Series 1997,
Escrowed to Maturity,
Insured: MBIA
5.000% 01/01/12	500,000	512,640
NJ Cherry Hill Township
Series 1999,
Pre-refunded 07/15/09,
Insured: FGIC
5.250% 07/15/19	500,000	521,845
NJ Delaware River and Bay Authority
Series 2000 A,
Pre-refunded 01/01/10,
Insured: AMBAC
5.400% 01/01/14	250,000	265,960
NJ Economic Development Authority
School Facilities Construction,
Series 2001 A,
Pre-refunded 06/15/11,
Insured: AMBAC
5.250% 06/15/18	200,000	214,368
NJ Educational Facilities Authority
Princeton University,
Series 1999 B,
Pre-refunded 07/01/09,
5.125% 07/01/19	1,000,000	1,039,950
Rowan University,
Series 2000 B,
Pre-refunded 07/01/10,
Insured: FGIC
5.250% 07/01/19	250,000	264,480
William Patterson University,
Series 2000 A,
Pre-refunded 07/01/10,
Insured: FGIC
5.375% 07/01/21	500,000	531,090
NJ Environmental Infrastructure Trust
Series 2000 A:
Pre-refunded 09/01/07,
5.000% 09/01/17	400,000	408,696
Pre-refunded 09/01/10,
5.250% 09/01/20	500,000	534,555
NJ Essex County Improvement Authority
Lease Revenue,
Series 2000,
Pre-refunded 10/01/10,
Insured: FGIC
5.250% 10/01/11	500,000	530,810

	Par ($)	Value ($)
NJ Highway Authority
Garden State Parkway:
Series 1989,
Escrowed to Maturity,
6.000% 01/01/19	1,000,000	1,194,410
Series 1999,
Pre-refunded 01/01/10,
Insured: FGIC
5.600% 01/01/17	300,000	321,027
NJ Pleasantville School District
Series 1998,
Pre-refunded 02/15/08,
Insured: MBIA
5.000% 02/15/11	500,000	509,155
NJ Randolph Township School District
Series 1998,
Pre-refunded 08/01/08,
Insured: FGIC
5.000% 08/01/15	500,000	511,060
NJ State
Certificates of Participation,
Series 1998 A,
Escrowed to Maturity,
Insured: AMBAC
5.000% 06/15/14	500,000	544,540
NJ Transportation Trust Fund Authority
Transportation Systems,
Series 1999 A,
Escrowed to Maturity,
Insured: AMBAC
5.750% 06/15/15	1,000,000	1,149,310
NJ Trenton
Series 2000,
Pre-refunded 03/01/09,
Insured: FGIC
5.700% 03/01/19	250,000	264,282
NJ Turnpike Authority
Series 2000 A,
Pre-refunded 01/01/10,
Insured: MBIA
5.750% 01/01/19	295,000	314,352
NJ Vernon Township Board of Education
Series 1999,
Pre-refunded 12/01/09,
Insured: FGIC
5.375% 12/01/19	300,000	315,936

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ West Deptford Township
Series 2000,
Pre-refunded 09/01/10,
Insured: FGIC
5.500% 09/01/20	400,000	427,704
NJ West Orange Board of Education
Certificates of Participation,
Series 1999,
Pre-refunded 10/01/09,
Insured: MBIA
5.625% 10/01/29	250,000	266,572
Refunded/Escrowed Total		10,873,775
Tobacco – 1.6%
NJ Tobacco Settlement Financing Corp.
Series 2002,
5.375% 06/01/18	1,000,000	1,040,230
Tobacco Total		1,040,230
Other Total		13,269,888
Other Revenue – 1.3%
Hotels – 1.3%
NJ Middlesex County Import Authority
Heldrich Associates,
Series 2005 A,
5.000% 01/01/20	815,000	831,928
Hotels Total		831,928
Other Revenue Total		831,928
Tax-Backed – 48.4%
Local Appropriated – 3.5%
NJ Bergen County Improvement Authority
Series 2005,
5.000% 11/15/23	1,000,000	1,120,030
NJ East Orange Board of Education
Certificates of Participation,
Series 1998,
Insured: FSA
(c) 02/01/18	1,000,000	634,840
NJ Essex County Improvement Authority
Series 1996,
Insured: AMBAC
5.000% 12/01/08	250,000	255,255

	Par ($)	Value ($)
NJ Middlesex County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.500% 08/01/17	250,000	269,197
Local Appropriated Total		2,279,322
Local General Obligations – 24.8%
NJ Cherry Hill Township
Series 1999 B,
5.250% 07/15/11	500,000	536,015
NJ Flemington Raritan Regional School District
Series 2000,
Insured: FGIC
5.700% 02/01/15	400,000	457,876
NJ Freehold Regional High School District
Series 2001,
Insured: FGIC
5.000% 03/01/20	1,205,000	1,349,733
NJ Greenwich Township Board of Education
Series 1998,
Insured: FSA:
5.000% 01/15/13	500,000	507,865
5.000% 01/15/14	800,000	812,296
NJ Kearny
Series 1997,
Insured: FGIC
5.250% 02/15/08	600,000	613,506
NJ Manalapan Englishtown Regional Board of Education
Series 2004,
Insured: FGIC
5.750% 12/01/20	1,325,000	1,585,455
NJ Mercer County Improvement Authority
Series 1998 B,
Insured: FGIC
5.000% 02/15/14	250,000	256,488
NJ Middlesex County
Certificates of Participation,
Series 2001,
Insured: MBIA
5.000% 08/01/12	500,000	528,225
Series 1998,
5.000% 10/01/09	500,000	521,175

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ North Brunswick Township Board of Education
Series 1997,
Insured: FGIC:
5.000% 02/01/10	750,000	759,855
5.000% 05/15/12	1,000,000	1,016,980
NJ Ocean County Utilities Authority
Wastewater Revenue,
Series 2001,
5.250% 01/01/18	1,000,000	1,068,840
NJ Parsippany-Troy Hills Township
Series 1997,
Insured: MBIA
5.000% 12/01/15	500,000	516,650
NJ Passaic County
Series 2003,
Insured: FSA
5.200% 09/01/16	1,500,000	1,686,225
NJ Summit
Series 2001,
5.250% 06/01/16	1,205,000	1,356,794
NJ Union County
General Improvement,
Series 1999,
5.125% 02/01/16	250,000	262,212
NJ Washington Township Board of Education Mercer County
Series 2005,
Insured: FSA:
5.250% 01/01/26	1,330,000	1,531,601
5.250% 01/01/28	500,000	580,810
Local General Obligations Total		15,948,601
Special Non-Property Tax – 5.3%
IL Dedicated Tax Capital Appreciation
Series 1990,
Insured: AMBAC
(c) 12/15/17	3,000,000	1,906,050
NJ Economic Development Authority
Series 2004 A,
5.500% 06/15/24	750,000	794,910
Series 2004,
Insured: MBIA
(c) 07/01/21	1,255,000	681,189
Special Non-Property Tax Total		3,382,149

	Par ($)	Value ($)
State Appropriated – 12.7%
NJ Economic Development Authority
Series 2000,
Insured: AMBAC
5.250% 06/15/08	250,000	256,633
Series 2001 C,
Insured: AMBAC
5.500% 06/15/12	500,000	546,640
Series 2005 A,
Insured: FSA
5.000% 03/01/19 (d)	2,000,000	2,153,360
NJ Educational Facilities Authority
Series 2001 A,
5.000% 03/01/15	1,855,000	1,949,883
NJ Sports & Exposition Authority
Series 2000 C,
5.000% 03/01/11	500,000	526,395
NJ Transportation Trust Fund Authority
Series 1999 A,
5.625% 06/15/12	400,000	437,280
Series 2003 A,
Insured: AMBAC
5.500% 12/15/15	1,000,000	1,133,360
Series 2005 B,
Insured: AMBAC
5.250% 12/15/23	1,000,000	1,147,110
State Appropriated Total		8,150,661
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A,
5.000% 07/01/30 (e)	1,000,000	1,052,270
PR Commonwealth of Puerto Rico
Series 1998,
Insured: MBIA
6.000% 07/01/16	250,000	296,805
State General Obligations Total		1,349,075
Tax-Backed Total		31,109,808
Transportation – 5.8%
Toll Facilities – 4.1%
NJ Burlington County Bridge Commission
Series 2002,
5.250% 08/15/18	1,130,000	1,210,117

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NJ Turnpike Authority
Series 2004 B,
Insured: AMBAC
(f) 01/01/35
(5.150% 01/01/15)	500,000	353,660
PA Delaware River Joint Toll Bridge Commission
Series 2003,
5.250% 07/01/11	1,000,000	1,067,150
Toll Facilities Total		2,630,927
Transportation – 1.7%
NJ Transit Corp.
Certificates of Participation,
Series 2002 A,
Insured: AMBAC
5.500% 09/15/15	1,000,000	1,124,250
Transportation Total		1,124,250
Transportation Total		3,755,177
Utilities – 8.4%
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 DD,
Insured: FSA
5.250% 07/01/15	250,000	260,260
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	750,000	852,015
Municipal Electric Total		1,112,275
Water & Sewer – 6.7%
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A,
Insured: FSA
5.750% 01/01/16	1,000,000	1,155,560
NJ Middlesex County Utilities Authority
Series 1997 A,
Insured: FGIC
5.000% 12/01/12	400,000	409,560
NJ North Hudson Sewerage Authority
Sewer Revenue,
Series 2006 A,
Insured: MBIA
5.125% 08/01/17	600,000	669,480
NJ North Jersey District Water Supply Commission
Series 1997 A,
Insured: MBIA
5.000% 11/15/10	500,000	511,630

	Par ($)	Value ($)
NJ Rahway Valley Sewerage Authority
Series 2005 A,
Insured: MBIA
(c) 09/01/25	1,000,000	446,290
NJ Southeast Morris County Municipal Utilities Authority
Series 2001,
Insured: MBIA
5.000% 01/01/10	1,055,000	1,100,070
Water & Sewer Total		4,292,590
Utilities Total		5,404,865
Total Municipal Bonds (Cost of $59,848,672)		62,498,713

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	727	727
Total Investment Company (Cost of $727)		727

Short-Term Obligations – 2.5%

	Par ($)
Variable Rate Demand Notes(g) – 2.5%
FL Orange County School Board
Series 2002 B,
Insured: MBIA,
SPA: SunTrust Bank N.A.
3.590% 08/01/27	200,000	200,000
MN Center City Health Care Facilities
Hazelden Foundation,
Series 2005,
LOC: Bank of New York
3.640% 11/01/35	200,000	200,000
MS Jackson County Pollution Control
Chevron Corp.:
Series 1992,
3.590% 12/01/16	200,000	200,000
Series 1993,
3.590% 06/01/23	400,000	400,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2001 1,
LOC: JPMorgan Chase Bank
3.650% 08/15/31	100,000	100,000

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund, October 31, 2006

Short-Term Obligations (continued)

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd.,
Series 2000 A,
Insured: FSA,
SPA: Dexia Public Finance Bank
3.640% 12/01/15	100,000	100,000
WY Uinta County Pollution Control Revenue
Chevron Corp.,
Series 1992,
3.590% 12/01/22	100,000	100,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.590% 08/15/20	300,000	300,000
Variable Rate Demand Notes Total		1,600,000
Total Short-Term Obligations (Cost of $1,600,000)		1,600,000
Total Investments – 99.7% (Cost of $61,449,399)(h)		64,099,440
Other Assets & Liabilities, Net – 0.3%		167,349
Net Assets – 100.0%		$64,266,789

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Zero coupon bond.

(d) A portion of this security with a market value of $107,668 is pledged as collateral for futures contracts.

(e) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(f) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(h) Cost for federal income tax purposes is $61,432,833.

At October 31, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
10-Year U. S. Treasury Notes	20	$2,164,375	$2,145,247	Dec-06	$(19,128)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue source (Unaudited)	% of Net Assets
Tax-Backed	48.4%
Other	20.7
Utilities	8.4
Health Care	6.2
Transportation	5.8
Education	5.0
Housing	1.4
Other Revenue	1.3
97.2
Investment Company	– *
Short-Term Obligations	2.5
Other Assets & Liabilities, Net	0.3
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 97.7%

	Par ($)	Value ($)
Education – 7.6%
Education – 6.9%
NY Dormitory Authority
Brooklyn Law School,
Series 2003 A,
Insured: RAD
5.250% 07/01/10	500,000	526,145
Fordham University,
Series 2002,
Insured: FGIC
5.000% 07/01/07	360,000	363,510
Mount Sinai School of Medicine,
Series 1995 B,
Insured: MBIA
5.700% 07/01/11	1,175,000	1,229,297
New York University:
Series 1998 A,
Insured: MBIA:
5.750% 07/01/20	2,000,000	2,384,280
6.000% 07/01/17	2,475,000	2,951,115
Series 2001 1,
Insured: AMBAC
5.500% 07/01/15	1,205,000	1,363,554
Series 2001 2,
Insured: AMBAC
5.500% 07/01/21	900,000	972,810
Education Total		9,790,711
Prep School – 0.7%
NY New York City Industrial Development Agency
Trinity Episcopal School Corp.,
Series 1997,
Insured: MBIA
5.250% 06/15/17	1,000,000	1,030,150
Prep School Total		1,030,150
Education Total		10,820,861
Health Care – 7.2%
Hospitals – 6.2%
NY Dormitory Authority
Kaleida Health,
Series 2006,
Insured: FHA
4.600% 08/15/27	2,000,000	2,016,520
Long Island Jewish Medical Center,
Series 2003,
5.000% 05/01/11	820,000	858,278
New York Methodist Hospital,
Series 2004,
5.250% 07/01/24	1,000,000	1,058,750

	Par ($)	Value ($)
North Shore Long Island Jewish Health,
Series 2006 A,
5.000% 11/01/19	1,000,000	1,063,100
White Plains Hospital,
Series 2004,
Insured: FHA
4.625% 02/15/18	635,000	666,896
NY Monroe County Industrial Development Agency
Series 2005,
5.000% 08/01/22	700,000	722,477
NY New York City Health & Hospital Corp.
Series 2003 A,
Insured: AMBAC
5.000% 02/15/11	2,000,000	2,108,620
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2004 A,
5.000% 12/01/13	250,000	262,167
Hospitals Total		8,756,808
Nursing Homes – 1.0%
NY Dormitory Authority
AIDS Long Term Health Care Facility,
Series 2005,
Insured: SONYMA
5.000% 11/01/12	500,000	522,260
Gurwin Nursing Home,
Series 2005 A,
Insured: FHA
4.400% 02/15/20	945,000	973,416
Nursing Homes Total		1,495,676
Health Care Total		10,252,484
Housing – 1.0%
Multi-Family – 0.0%
NY Housing Finance Agency Revenue
Series 1992 A,
Insured: FHA
6.950% 08/15/12	25,000	25,386
Multi-Family Total		25,386
Single-Family – 1.0%
NY Mortgage Agency Revenue
Series 2000 96,
5.200% 10/01/14	425,000	425,837
Series 2005 128,
4.350% 10/01/16	1,000,000	1,035,260
Single-Family Total		1,461,097
Housing Total		1,486,483

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 27.3%
Other – 0.8%
NY New York City Industrial Development Agency
United Jewish Appeal,
Series 2004 A,
5.000% 07/01/27	625,000	659,544
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	500,000	525,720
Other Total		1,185,264
Refunded/Escrowed(a) – 25.8%
NY Dormitory Authority
City University Systems Consolidated 4th Generation,
Series 2001 A,
Pre-refunded 07/01/11,
Insured: FGIC
5.500% 07/01/16	2,280,000	2,474,644
Columbia University,
Series 2002 B,
Pre-refunded 07/01/12,
5.375% 07/01/15	1,000,000	1,093,960
Fordham University,
Series 2002,
Escrowed to Maturity,
Insured: FGIC
5.000% 07/01/07	530,000	535,274
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA
(b) 07/01/25	3,750,000	1,748,362
University Dormitory Facilities:
Series 2000 A,
Pre-refunded 07/01/10,
6.000% 07/01/30	1,000,000	1,093,720
Series 2002,
Pre-refunded 07/01/12,
5.375% 07/01/19	1,130,000	1,232,536
NY Environmental Facilities Corp.
New York City Municipal Water,
Series 1994 A,
Escrowed to Maturity,
5.750% 06/15/12	1,815,000	2,018,970
NY Long Island Power Authority
Electric Systems,
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.500% 12/01/13	2,000,000	2,229,440

	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 1996 A,
Pre-refunded 10/01/10,
Insured: MBIA
5.500% 04/01/16	1,000,000	1,070,690
Series 1998 A,
Pre-refunded 10/01/15,
Insured: FGIC
5.000% 04/01/23	2,000,000	2,191,100
Transportation Facilities,
Series 1999 A,
Pre-refunded 07/01/09,
6.000% 07/01/19	2,000,000	2,127,700
NY Municipal Assistance Corp.
Series 1997 L,
Economically Defeased to Maturity,
6.000% 07/01/08	1,500,000	1,560,360
NY New York City Transitional Finance Authority
Series 2000 C,
Pre-refunded 05/01/10,
5.500% 11/01/29	3,000,000	3,222,300
NY New York City
Series 1997 I,
Pre-refunded 04/15/07,
6.000% 04/15/09	1,000,000	1,021,100
NY Onondaga County
Series 1992,
Economically Defeased to Maturity,
5.875% 02/15/10	285,000	305,885
NY Thruway Authority
Highway & Bridge Trust Fund,
Series 2000 B-1:
Escrowed to Maturity,
Insured: FGIC
5.500% 04/01/10	1,535,000	1,634,529
Pre-refunded 04/01/10,
Insured: FGIC
5.750% 04/01/16	2,000,000	2,163,440
Second General Highway & Bridge,
Series 2003 A,
Pre-refunded 04/01/13,
Insured: MBIA
5.250% 04/01/17	1,750,000	1,917,212
NY Triborough Bridge & Tunnel Authority
Series 1991 X,
Escrowed to Maturity,
6.625% 01/01/12	300,000	341,586

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1992 Y,
Escrowed to Maturity:
5.500% 01/01/17	2,000,000	2,244,840
6.000% 01/01/12	750,000	811,965
Series 1999 B,
Pre-refunded 01/01/22,
5.500% 01/01/30	2,000,000	2,362,540
PA Elizabeth Forward School District
Series 1994 B,
Escrowed to Maturity,
Insured: MBIA
(b) 09/01/20	2,210,000	1,241,910
Refunded/Escrowed Total		36,644,063
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
Children's Trust Fund,
Series 2002,
5.000% 05/15/08	1,000,000	1,010,890
Tobacco Total		1,010,890
Other Total		38,840,217
Other Revenue – 2.2%
Recreation – 2.2%
NY New York City Industrial Development Agency
YMCA of Greater New York,
Series 2006,
5.000% 08/01/26	1,000,000	1,049,510
NY New York City Trust for Cultural Resources
American Museum of National History,
Series 1997 A,
Insured: MBIA
5.600% 04/01/18	2,000,000	2,036,720
Recreation Total		3,086,230
Other Revenue Total		3,086,230
Resource Recovery – 1.1%
Disposal – 1.1%
NY Hempstead Town Industrial Development Authority
America Fuel Co.,
Series 2001,
5.000% 12/01/10	1,500,000	1,551,555
Disposal Total		1,551,555
Resource Recovery Total		1,551,555

	Par ($)	Value ($)
Tax-Backed – 35.5%
Local Appropriated – 1.1%
NY Dormitory Authority
Court Facilities,
Series 2003 A,
5.250% 05/15/11	1,500,000	1,595,655
Local Appropriated Total		1,595,655
Local General Obligations – 11.6%
NY Monroe County Public Improvement
Series 1992,
Insured: MBIA
6.100% 03/01/09	15,000	15,122
Series 1996,
Insured: MBIA
6.000% 03/01/16	1,210,000	1,425,695
NY New York City
Series 1998 F,
Insured: MBIA
(b) 08/01/08	2,060,000	1,936,214
Series 1998 G,
Insured: MBIA
(b) 08/01/08	2,500,000	2,349,775
Series 2001 F,
5.000% 08/01/09	1,000,000	1,036,100
Series 2003 J,
5.500% 06/01/16	1,250,000	1,365,550
Series 2004 B,
5.250% 08/01/15	2,000,000	2,184,140
Series 2005 G,
5.250% 08/01/16	500,000	554,195
NY Onondaga County
Series 1992,
5.875% 02/15/10 (c)	215,000	230,983
NY Orange County
Series 2005 A,
5.000% 07/15/18	1,500,000	1,661,235
NY Orleans County
Series 1989,
6.500% 09/15/08	100,000	105,367
NY Red Hook Central School District
Series 2002,
Insured: FSA
5.125% 06/15/17	890,000	955,210
NY Rensselaer County
Series 1998 A,
Insured: AMBAC
5.250% 06/01/11	545,000	583,853

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Sachem Central School District of Holbrook
Series 2006,
Insured: FGIC
4.250% 10/15/24 (d)	1,000,000	1,004,020
NY Three Village Central School District
Series 2005,
Insured: FGIC
5.000% 06/01/18	1,000,000	1,107,610
Local General Obligations Total		16,515,069
Special Non-Property Tax – 8.1%
NY Dormitory Authority
Series 2005 B,
Insured: AMBAC
5.500% 03/15/26	1,000,000	1,191,820
NY Environmental Facilities Corp.
Series 2004 A,
Insured: FGIC
5.000% 12/15/24	2,000,000	2,126,040
NY Local Government Assistance Corp.
Series 1993 E,
6.000% 04/01/14	3,540,000	4,010,395
Series 2003 A-2,
5.000% 04/01/09	1,000,000	1,034,680
NY Metropolitan Transportation Authority
Series 2004 A,
Insured: FGIC
5.250% 11/15/18	800,000	907,080
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB,
Insured: FSA
5.250% 07/01/22	2,000,000	2,293,880
Special Non-Property Tax Total		11,563,895
Special Property Tax – 0.5%
NY New York City Industrial Development Agency
Series 2006,
Insured: AMBAC
5.000% 01/01/23	625,000	675,125
Special Property Tax Total		675,125
State Appropriated – 13.4%
NY Dormitory Authority
4201 Schools Program,
Series 2000,
6.250% 07/01/20	1,685,000	1,848,732

	Par ($)	Value ($)
City University,
Series 2002 B,
Insured: AMBAC
5.250% 11/15/26 (e)	1,500,000	1,613,895
Consolidated 2nd Generation,
Series 2000 A,
Insured: AMBAC
6.125% 07/01/13	2,000,000	2,186,560
Consolidated 3rd Generation,
Series 2003 1,
5.250% 07/01/11	1,000,000	1,066,260
Series 1993 A,
5.250% 05/15/15	2,000,000	2,184,760
Series 2005 A,
Insured: FGIC
5.500% 05/15/21	1,000,000	1,170,180
State University,
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,250,000	1,459,213
NY Housing Finance Agency
Series 2003 K,
5.000% 03/15/10	1,485,000	1,546,568
NY Urban Development Corp.
Series 2002 A,
5.000% 01/01/17	2,000,000	2,097,080
Series 2003 A,
4.000% 01/01/28	2,000,000	2,010,640
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27 (e)	1,675,000	1,818,095
State Appropriated Total		19,001,983
State General Obligations – 0.8%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A,
5.000% 07/01/30 (e)	1,000,000	1,052,270
State General Obligations Total		1,052,270
Tax-Backed Total		50,403,997
Transportation – 8.3%
Ports – 1.1%
NY Port Authority of New York & New Jersey
Series 2004,
Insured: XLCA
5.000% 09/15/28	1,500,000	1,589,310
Ports Total		1,589,310

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Toll Facilities – 4.5%
NY Thruway Authority
Local Highway & Bridge,
Series 2002,
5.250% 04/01/09	1,500,000	1,558,860
NY Second General Highway & Bridge Trust Fund,
Series 2005 A,
Insured: MBIA
5.000% 04/01/22	500,000	535,415
NY Triborough Bridge & Tunnel Authority
Series 2002 B,
5.000% 11/15/09	2,000,000	2,083,580
Series 2006 A,
5.000% 11/15/19	2,000,000	2,174,520
Toll Facilities Total		6,352,375
Transportation – 2.7%
NY Metropolitan Transportation Authority
Series 2005 B,
Insured: AMBAC
5.250% 11/15/24	750,000	864,397
Series 2005 C,
5.000% 11/15/16	750,000	820,133
NY Thruway Authority
Local Highway & Bridge,
Series 2001,
5.250% 04/01/11	2,000,000	2,133,580
Transportation Total		3,818,110
Transportation Total		11,759,795
Utilities – 7.5%
Joint Power Authority – 1.4%
NY Power Authority
Series 2002 A,
5.000% 11/15/07	2,000,000	2,029,900
Joint Power Authority Total		2,029,900
Municipal Electric – 3.4%
NY Long Island Power Authority
Series 2003 A,
5.000% 06/01/09	2,000,000	2,066,580
Series 2003 C,
5.500% 09/01/21	1,000,000	1,088,230
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB,
Insured: MBIA
6.000% 07/01/12	1,000,000	1,124,160

	Par ($)	Value ($)
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	500,000	568,010
Municipal Electric Total		4,846,980
Water & Sewer – 2.7%
NY Environmental Facilities Corp.
New York City Municipal Water,
Series 1994 2,
5.750% 06/15/12	185,000	205,470
NY New York City Municipal Water Finance Authority
Water & Sewer Systems,
Series 1997 C,
Insured: FGIC
5.000% 06/15/21	1,725,000	1,756,844
NY Western Nassau County Water Authority
Series 2005,
Insured: AMBAC
5.000% 05/01/22	1,765,000	1,891,127
Water & Sewer Total		3,853,441
Utilities Total		10,730,321
Total Municipal Bonds (Cost of $133,188,128)		138,931,943

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	2,335	2,335
Total Investment Company (Cost of $2,335)		2,335

Short-Term Obligations – 2.0%

	Par ($)
Variable Rate Demand Notes (f) – 2.0%
NY Jay Street Development Corp.
Series 2005 A,
LOC: DEPFA Bank PLC
3.530% 05/01/22	900,000	900,000
NY New York City Municipal Water Finance Authority
Series 1993 C,
Insured: FGIC
3.590% 06/15/23	900,000	900,000
Series 1994 G,
Insured: FGIC
3.530% 06/15/24	700,000	700,000

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund, October 31, 2006

Short-Term Obligations (continued)

	Par ($)	Value ($)
Series 1995 A,
Insured: FGIC
3.580% 06/15/25	300,000	300,000
Variable Rate Demand Notes Total		2,800,000
Total Short-Term Obligations (Cost of $2,800,000)		2,800,000
Total Investments – 99.7% (Cost of $135,990,463)(g)		141,734,278
Other Assets & Liabilities, Net – 0.3%		451,822
Net Assets – 100.0%		$142,186,100

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) A portion of this security with a market value of $102,062 is pledged as collateral for open futures contracts.

(d) Security purchased on a delayed delivery basis.

(e) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(f) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(g) Cost for federal income tax purposes is $135,920,805.

At October 31, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	45	$4,869,844	$4,826,807	Dec-06	$(43,037)

At October 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Backed	35.5%
Other	27.3
Transportation	8.3
Education	7.6
Utilities	7.5
Health Care	7.2
Other Revenue	2.2
Resource Recovery	1.1
Housing	1.0
97.7
Investment Company	– *
Short-Term Obligations	2.0
Other Assets & Liabilities, Net	0.3
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds – 99.0%

	Par ($)	Value ($)
Education – 15.6%
Education – 14.8%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc.,
Series 1998 A,
Insured: MBIA:
5.250% 10/01/12	360,000	381,913
5.375% 10/01/13	1,550,000	1,648,456
5.500% 10/01/14	350,000	373,684
RI Health & Educational Building Corp.
Higher Education Facility, Brown University,
Series 2004 D,
Insured: XLC
5.500% 08/15/16	1,340,000	1,489,209
Johnson & Wales,
Series 1999,
Insured: MBIA:
5.500% 04/01/15	1,000,000	1,126,430
5.500% 04/01/17	1,000,000	1,139,080
5.500% 04/01/18	1,420,000	1,623,458
Series 2003,
Insured: XLCA
5.250% 04/01/16	1,485,000	1,602,597
Providence College,
Series 2003 A,
Insured: XLCA
5.000% 11/01/24	2,500,000	2,618,675
Roger Williams,
Series 1998,
Insured: AMBAC
5.125% 11/15/14	1,000,000	1,046,690
Series 2003 A,
Insured: AMBAC
5.000% 09/15/13	1,040,000	1,119,113
Series 2004 A,
Insured: AMBAC
5.250% 09/15/20	1,020,000	1,115,411
Series 2004 D,
Insured: XLCA
5.500% 08/15/17	1,345,000	1,493,811
University of Rhode Island,
Steam Department Transportation Authority,
Series 1999,
Insured: FSA
5.000% 11/01/19	750,000	783,075
Education Total		17,561,602

	Par ($)	Value ($)
Prep School – 0.8%
RI Health & Educational Building Corp.
Educational Institution Revenue, Times2 Academy,
Series 2004,
5.000% 12/15/24	1,000,000	1,033,650
Prep School Total		1,033,650
Education Total		18,595,252
Health Care – 2.0%
Hospitals – 2.0%
RI Health & Educational Building Corp.
Hospital Foundation, Lifespan Obligated Group,
Series 2002 A,
Insured: FSA
5.000% 05/15/26	2,000,000	2,118,200
Series 2002,
6.375% 08/15/21	205,000	226,467
Hospitals Total		2,344,667
Health Care Total		2,344,667
Housing – 0.8%
Multi-Family – 0.8%
RI Housing & Mortgage Finance Corp.
Multi-Family Housing,
Series 1995 A,
Insured: AMBAC
6.150% 07/01/17	380,000	384,313
Series 1997 A,
Insured: AMBAC
5.600% 07/01/10	395,000	406,139
RI Providence Housing Development Corp.
Mortgage Revenue,
Section 8, Barbara Jordan Apartments,
Series 1994 A,
Insured: MBIA
6.500% 07/01/09	110,000	110,150
Multi-Family Total		900,602
Housing Total		900,602

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 32.5%
Pool/Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
Water Pollution Control Revenue, Revolving Fund,
Pooled Loan Association,
Series 1999 A,
Insured: AMBAC
5.250% 10/01/16	500,000	521,085
Series 2004 A,
4.750% 10/01/23	1,000,000	1,042,840
Pool/Bond Bank Total		1,563,925
Refunded/Escrowed(a) – 29.8%
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Pre-refunded 07/01/07,
Insured: FSA
5.500% 07/01/17	240,000	246,818
PR Commonwealth of Puerto Rico
Special Tax Revenue,
Series 1997 A,
Pre-refunded 01/01/08,
Insured: AMBAC
5.000% 07/01/16	500,000	513,395
RI Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility,
Series 1998 A,
Pre-refunded 01/15/08,
Insured: RAD:
5.250% 01/15/13	1,505,000	1,564,252
5.375% 01/15/18	1,000,000	1,040,830
RI Consolidated Capital Development Loan
Series 1998 A,
Pre-refunded 09/01/08,
Insured: FGIC
5.000% 09/01/16	1,000,000	1,035,390
Pre-refunded 09/01/09,
Insured: FGIC
5.200% 09/01/11	1,250,000	1,316,725
Series 1999 A,
Pre-refunded 09/01/09,
Insured: FGIC
5.500% 09/01/15	3,240,000	3,438,936

	Par ($)	Value ($)
RI Depositors Economic Protection Corp.
Special Obligation,
Series 1992 A,
Escrowed to Maturity,
Insured: FSA
6.500% 08/01/07	500,000	510,925
Series 1993 A,
Escrowed to Maturity,:
Insured: FSA:
5.750% 08/01/14	1,000,000	1,126,080
5.750% 08/01/21	2,165,000	2,616,316
Insured: MBIA
5.875% 08/01/11	2,500,000	2,750,150
Pre-refunded 08/01/13,
Insured: FSA
5.750% 08/01/14	2,105,000	2,402,268
Series 1993 B,
Escrowed to Maturity,
Insured: MBIA
5.800% 08/01/12	1,000,000	1,113,180
Pre-refunded 02/01/11,
Insured: MBIA
5.250% 08/01/21	250,000	266,513
RI Health & Educational Building Corp.
Higher Education Facility, University of Rhode Island,
Series 2000 B,
Pre-refunded 09/15/10,
Insured: AMBAC:
5.500% 09/15/20	2,000,000	2,156,540
5.700% 09/15/30	2,250,000	2,442,263
Hospital Foundation, Lifespan Obligated Group,
Series 2002,
Pre-refunded 08/15/12,
6.375% 08/15/21	1,295,000	1,477,556
RI North Kingstown
Pre-refunded 10/01/09,
Insured: FGIC:
5.600% 10/01/16	995,000	1,060,272
5.750% 10/01/19	500,000	534,865
RI North Providence School Improvement
Series 1996 A,
Pre-refunded 07/01/07,
Insured: MBIA:
6.000% 07/01/12	1,100,000	1,139,325
6.050% 07/01/13	500,000	518,040

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
RI Providence
Series 1997 A,
Pre-refunded 07/15/07,
Insured: FSA
5.700% 07/15/12	1,825,000	1,870,424
Consolidated Capital Development Loan,
Series 2001C,
Economically Defeased to Maturity,
5.000% 09/01/11	3,000,000	3,183,300
RI South Kingstown
Series 2000,
Pre-refunded 06/15/10,
Insured: FGIC
6.250% 06/15/19	500,000	550,460
WI Milwaukee County
Series 2000 A,
Pre-refunded 09/01/09,
Insured: FSA
5.700% 09/01/15	500,000	528,845
Refunded/Escrowed Total		35,403,668
Tobacco – 1.4%
RI Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset Backed,
Series 2002 A,
6.000% 06/01/23	1,500,000	1,603,830
Tobacco Total		1,603,830
Other Total		38,571,423
Tax-Backed – 37.2%
Local Appropriated – 8.0%
RI Health & Educational Building Corp.
Series 2006 A,
Insured: FSA
5.000% 05/15/23	2,000,000	2,139,260
RI Providence Public Building Authority
School & Public Facilities Project,
Series 1996 A,
Insured: FSA
5.400% 12/15/11	500,000	510,980
Series 1998 A,
Insured: FSA
5.250% 12/15/14	1,500,000	1,575,360
Series 1999 A,
Insured: AMBAC:
5.125% 12/15/14	500,000	530,030
5.375% 12/15/11	2,035,000	2,174,601

	Par ($)	Value ($)
RI Smithfield
Lease Participation Certificates,
Wastewater Treatment Facility Loan,
Series 2003 A,
Insured: MBIA
5.000% 11/15/10	770,000	809,378
Lease Participation Certificates Wastewater Treatment Facility Loan,
Series 2003 A,
Insured: MBIA:
5.000% 11/15/11	810,000	860,018
5.000% 11/15/12	855,000	914,790
Local Appropriated Total		9,514,417
Local General Obligations – 16.7%
AK North Slope Borough
Capital Appreciation,
Series 2000 B,
Insured: MBIA
(b) 06/30/09	2,000,000	1,813,240
IL Will County
Community Unit School District, Number 365 U Valley View,
Series 1999 B,
Insured: FSA
(b) 11/01/10	2,000,000	1,723,140
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A,
Insured: FSA
5.500% 07/01/17	75,000	76,990
RI Burrillville
Series 1995,
Insured: FGIC
5.850% 05/01/14	200,000	204,096
RI City of Cranston
Series 2005,
Insured: AMBAC
5.000% 07/15/15	2,280,000	2,486,180
RI Coventry
Series 2002,
Insured: AMBAC:
5.000% 06/15/21	750,000	800,430
5.000% 06/15/22	750,000	800,430

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
RI Exeter West Greenwich Regional School District
Series 1997,
Insured: MBIA
5.400% 11/15/10	1,000,000	1,027,300
RI Johnston
Series 2004,
Insured: XLCA
5.250% 06/01/19	525,000	563,850
Series 2005,
Insured: FSA:
4.750% 06/01/21	390,000	410,483
4.750% 06/01/22	405,000	424,768
4.750% 06/01/23	425,000	443,866
4.750% 06/01/24	445,000	463,774
4.750% 06/01/25	460,000	478,395
Various Purpose,
Series 2004,
Insured: XLCA
5.250% 06/01/20	555,000	597,341
RI Providence
Series 1997,
Insured: FSA
5.450% 01/15/10	500,000	506,740
Series 2001 C,
Insured: FGIC
5.500% 01/15/13	1,890,000	2,080,172
RI South Kingstown
Series 2002,
4.000% 06/01/09	570,000	576,447
RI Warwick
Series 1998 A,
Insured: FGIC:
5.000% 03/01/15	1,180,000	1,222,504
5.000% 03/01/16	1,205,000	1,249,368
Series 2003,
Insured: FGIC
4.000% 06/15/10	625,000	635,525
RI Woonsocket
Series 2005,
Insured: AMBAC
4.250% 03/01/25	550,000	543,757
WA Seattle
Series 1998 E,
Insured: FSA
(b) 12/15/12	1,000,000	791,780
Local General Obligations Total		19,920,576

	Par ($)	Value ($)
Special Non-Property Tax – 1.9%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: AMBAC
5.500% 07/01/23	1,000,000	1,179,790
RI Convention Center Authority Revenue
Series 2005 A,
Insured: FSA
5.000% 05/15/23	1,005,000	1,070,335
Special Non-Property Tax Total		2,250,125
State Appropriated – 2.5%
RI & Providence Plantations
Certificates of Participation, Central Power Plants Project,
Series 2000 C,
Insured: MBIA
5.375% 10/01/20	1,000,000	1,059,400
RI Economic Development Corp.
Economic Development Revenue, East Greenwich Free Library Association,
Series 2004:
4.500% 06/15/09	180,000	182,119
4.500% 06/15/14	245,000	248,503
5.750% 06/15/24	415,000	430,521
RI Providence Public Building Authority
State Public Project,
Series 1998 A,
Insured: AMBAC
5.250% 02/01/10	1,000,000	1,028,880
State Appropriated Total		2,949,423
State General Obligations – 8.1%
PR Commonwealth of Puerto Rico
Capital Appreciation,
Series 1998,
Insured: MBIA:
(b) 07/01/14	3,500,000	2,620,625
6.000% 07/01/16	250,000	296,805
Series 2006 A,
5.250% 07/01/23	250,000	271,285
RI & Providence Plantations
Series 2005 A,
Insured: FSA
5.000% 08/01/17	2,000,000	2,183,040

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006 A,
Insured: FSA
4.500% 08/01/20	2,000,000	2,081,620
Series 2006 C,
Insured: MBIA
5.000% 11/15/18	1,000,000	1,096,820
RI Consolidated Capital Development Loan
Series 1998 A,
Insured: FGIC
5.250% 07/15/10	1,000,000	1,035,570
State General Obligations Total		9,585,765
Tax-Backed Total		44,220,306
Transportation – 4.4%
Airports – 2.4%
RI Economic Development Corp. Airport
Series 1998 B,
Insured: FSA:
5.000% 07/01/15	1,620,000	1,669,426
5.000% 07/01/18	500,000	514,765
5.000% 07/01/23	685,000	703,543
Airports Total		2,887,734
Transportation – 2.0%
RI Economic Development Corp.
Grant Anticipation Note, Rhode Island Department Transportation,
Series 2003 A,
Insured: FSA
5.000% 06/15/14	2,225,000	2,396,258
Transportation Total		2,396,258
Transportation Total		5,283,992
Utilities – 6.5%
Municipal Electric – 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 EE,
Insured: MBIA
5.250% 07/01/15	500,000	520,520
Series 2003 NN,
Insured: MBIA
5.250% 07/01/19	750,000	852,015
Municipal Electric Total		1,372,535

	Par ($)	Value ($)
Water & Sewer – 5.4%
RI Bristol County Water Authority Revenue
Series 1997 A,
Insured: MBIA
5.000% 07/01/16	500,000	509,230
RI Clean Water Protection Finance Agency
Safe Drinking Water Revolving,
Series 2004 A,
5.000% 10/01/18	1,000,000	1,079,430
RI Kent County Water Authority
Series 2002 A,
Insured: MBIA:
5.000% 07/15/15	750,000	799,298
5.000% 07/15/16	1,265,000	1,345,479
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A,
Insured: MBIA
5.000% 08/01/26	2,500,000	2,654,425
Water & Sewer Total		6,387,862
Utilities Total		7,760,397
Total Municipal Bonds (Cost of $112,879,034)		117,676,639
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	3,016	3,016
Total Investment Company (Cost of $3,016)		3,016

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund, October 31, 2006

Short-Term Obligation – 0.1%

	Par ($)	Value ($)
Variable Rate Demand Note (c) – 0.1%
WY Sweetwater County Pollution Control Revenue
PacifiCorp Project,
Series 1988 B,
LOC: Barclays Bank PLC
3.680% 01/01/14	100,000	100,000
Total Short-Term Obligation (Cost of $100,000)		100,000
Total Investments – 99.1% (Cost of $112,982,050)(d)		117,779,655
Other Assets & Liabilities, Net – 0.9%		1,028,767
Net Assets – 100.0%		$118,808,422

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2006.

(d) Cost for federal income tax purposes is $112,934,048.

At October 31, 2006, the composition of the fund by revenue source is as follows:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Tax-Back	37.2%
Other	32.5
Education	15.6
Utilities	6.5
Transportation	4.4
Health Care	2.0
Housing	0.8
99.0
Investment Company	– *
Short-Term Obligation	0.1
Other Assets & Liabilities, Net	0.9
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
(October 31, 2006)

	($)	($)	($)
	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund
Assets
Investments, at cost	172,274,440	2,375,096,559	299,635,449
Investments, at value	178,379,849	2,463,184,745	309,560,803
Cash	66,399	53,966	76,744
Receivable for:
Fund shares sold	133,689	1,343,597	348,071
Interest	2,344,565	36,037,600	4,098,564
Deferred Trustees' compensation plan	16,068	68,821	23,833
Expense reimbursement due from Investment Advisor	—	213,220	—
Total Assets	180,940,570	2,500,901,949	314,108,015
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	—	13,694,343	—
Fund shares repurchased	522,126	4,251,322	167,697
Future variation margin	26,250	14,798	1,869
Distributions	443,994	7,409,298	772,083
Investment advisory fee	72,785	853,718	127,032
Administration fee	10,160	140,569	17,731
Transfer agent fee	20,856	227,567	29,161
Pricing and bookkeeping fees	9,415	25,600	10,827
Trustees' fees	694	360,200	1,104
Audit fees	28,345	30,900	26,777
Distribution and service fees	11,939	33,355	13,285
Custody fee	720	8,779	987
Reports to shareholders	14,914	55,391	38,396
Chief compliance officer expenses	365	1,250	430
Deferred Trustees' fees	16,068	68,821	23,833
Other liabilities	4,865	141,914	9,633
Total Liabilities	1,183,496	27,317,825	1,240,845
Net Assets	179,757,074	2,473,584,124	312,867,170
Net Assets Consist of
Paid-in capital	174,004,749	2,385,488,301	302,496,477
Undistributed net investment income	108,586	1,808,170	93,482
Accumulated realized gain (loss)	(408,112)	(1,785,735)	353,726
Net unrealized appreciation (depreciation) on:
Investments	6,105,409	88,088,186	9,925,354
Futures contracts	(53,558)	(14,798)	(1,869)
Net Assets	179,757,074	2,473,584,124	312,867,170

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Assets
Investments, at cost	61,449,399	135,990,463	112,982,050
Investments, at value	64,099,440	141,734,278	117,779,655
Cash	66,444	42,415	48,730
Receivable for:
Fund shares sold	47,981	137,564	80,404
Interest	870,291	1,901,380	1,423,622
Deferred Trustees' compensation plan	9,360	12,537	12,844
Expense reimbursement due from Investment Advisor	—	—	—
Total Assets	65,093,516	143,828,174	119,345,255
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	519,360	983,930	—
Fund shares repurchased	51,626	134,096	87,931
Future variation margin	9,375	21,094	—
Distributions	150,547	337,002	327,697
Investment advisory fee	25,987	57,976	48,547
Administration fee	3,627	8,092	6,776
Transfer agent fee	9,684	19,626	12,061
Pricing and bookkeeping fees	7,998	8,689	7,082
Trustees' fees	406	380	403
Audit fees	24,195	24,200	24,195
Distribution and service fees	4,909	6,676	1,716
Custody fee	505	642	555
Reports to shareholders	7,202	22,898	2,649
Chief compliance officer expenses	310	348	336
Deferred Trustees' fees	9,360	12,537	12,844
Other liabilities	1,636	3,888	4,041
Total Liabilities	826,727	1,642,074	536,833
Net Assets	64,266,789	142,186,100	118,808,422
Net Assets Consist of
Paid-in capital	61,472,116	136,449,826	114,001,775
Undistributed net investment income	26,244	84,565	47,484
Accumulated realized gain (loss)	137,517	(49,069)	(38,442)
Net unrealized appreciation (depreciation) on:
Investments	2,650,040	5,743,815	4,797,605
Futures contracts	(19,128)	(43,037)	—
Net Assets	64,266,789	142,186,100	118,808,422

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
(October 31, 2006 ) (continued)

	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund
Class A
Net assets	$7,585,995	$102,899,140	$7,602,745
Shares outstanding	704,732	9,906,348	724,100
Net asset value per share (a)	$10.76	$10.39	$10.50
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$11.13	$10.74	$10.85
Class B
Net assets	$3,940,765	$12,202,903	$2,495,812
Shares outstanding	366,099	1,174,799	237,715
Net asset value and offering price per share (a)	$10.76	$10.39	$10.50
Class C
Net assets	$6,436,150	$11,796,364	$4,973,971
Shares outstanding	597,904	1,135,681	473,727
Net asset value and offering price per share (a)	$10.76	$10.39	$10.50
Class G
Net assets	$253,386	$408,589	$783,003
Shares outstanding	23,539	39,339	74,574
Net asset value and offering price per share (a)	$10.76	$10.39	$10.50
Class T
Net assets	$22,675,678	$14,998,050	$46,787,405
Shares outstanding	2,106,521	1,443,989	4,456,102
Net asset value per share (a)	$10.76	$10.39	$10.50
Maximum sales charge	4.75%	4.75%	4.75%
Maximum offering price per share (b)	$11.30	$10.90	$11.02
Class Z
Net assets	$138,865,100	$2,331,279,078	$250,224,234
Shares outstanding	12,900,292	224,436,314	23,831,770
Net asset value, offering and redemption price per share	$10.76	$10.39	$10.50

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Class A
Net assets	$2,472,316	$2,529,101	$978,774
Shares outstanding	240,880	216,441	87,344
Net asset value per share (a)	$10.26	$11.68	$11.21
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.60	$12.07	$11.59
Class B
Net assets	$1,518,189	$2,965,335	$638,377
Shares outstanding	147,926	253,775	56,969
Net asset value and offering price per share (a)	$10.26	$11.68	$11.21
Class C
Net assets	$4,192,019	$2,544,481	$1,365,328
Shares outstanding	408,438	217,759	121,841
Net asset value and offering price per share (a)	$10.26	$11.68	$11.21
Class G
Net assets	$141,598	$56,080	$238,679
Shares outstanding	13,796	4,799	21,299
Net asset value and offering price per share (a)	$10.26	$11.68	$11.21
Class T
Net assets	$5,489,499	$14,634,297	$11,879,416
Shares outstanding	534,848	1,252,426	1,060,108
Net asset value per share (a)	$10.26	$11.68	$11.21
Maximum sales charge	4.75%	4.75%	4.75%
Maximum offering price per share (b)	$10.78	$12.27	$11.76
Class Z
Net assets	$50,453,168	$119,456,806	$103,707,848
Shares outstanding	4,915,762	10,223,183	9,254,781
Net asset value, offering and redemption price per share	$10.26	$11.68	$11.21

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Tax-Exempt Bond Funds
(For the Year Ended October 31, 2006)

	($)	($)	($)
	Connecticut Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund
Investment Income
Interest	7,943,359	95,185,832	13,664,637
Dividends	1,110	66,824	1,679
Total income	7,944,469	95,252,656	13,666,316
Expenses
Investment advisory fee	865,115	8,933,890	1,511,810
Administration fee	120,756	1,436,677	211,023
Distribution fee:
Class B	34,475	46,761	21,087
Class C	54,281	53,881	44,966
Class G	1,624	2,877	5,481
Service fee:
Class A	23,382	135,274	19,397
Class B	11,491	14,388	7,029
Class C	18,094	16,579	14,989
Class G	375	664	1,265
Shareholder service fee - Class T	35,493	23,932	74,454
Transfer agent fee	46,275	310,013	57,118
Pricing and bookkeeping fees	94,750	242,486	121,065
Trustees' fees	18,946	104,737	25,301
Custody fee	8,767	58,472	12,324
Audit fee	38,996	43,455	39,082
Registration fees	94,969	455,170	115,341
Chief compliance officer expenses	4,632	15,000	5,488
Non-recurring costs (See Note 8)	1,364	15,945	2,381
Other expenses	67,779	264,133	114,378
Total Expenses	1,541,564	12,174,334	2,403,979
Fees waived by Distributor - Class C	(25,331)	(37,302)	(20,984)
Fees and expenses waived or reimbursed by Investment Advisor	—	(1,138,102)	—
Non-recurring costs assumed by Investment Advisor (See Note 8)	(1,364)	(15,945)	(2,381)
Custody earnings credit	(1,838)	(4,457)	(2,277)
Net Expenses	1,513,031	10,978,528	2,378,337
Net Investment Income	6,431,438	84,274,128	11,287,979
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	99,279	979,475	418,028
Futures contracts	—	(207,972)	(37,300)
Net realized gain	99,279	771,503	380,728
Net change in unrealized appreciation (depreciation) on:
Investments	1,196,619	19,383,453	2,164,887
Futures contracts	(53,558)	(14,798)	(1,869)
Net change in unrealized appreciation (depreciation)	1,143,061	19,368,655	2,163,018
Net Gain	1,242,340	20,140,158	2,543,746
Net Increase Resulting from Operations	7,673,778	104,414,286	13,831,725

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	New Jersey Intermediate Municipal Bond Fund	New York Intermediate Municipal Bond Fund	Rhode Island Intermediate Municipal Bond Fund
Investment Income
Interest	3,056,237	5,963,377	5,431,568
Dividends	241	2,333	1,403
Total income	3,056,478	5,965,710	5,432,971
Expenses
Investment advisory fee	323,516	657,032	568,626
Administration fee	45,158	91,711	79,371
Distribution fee:
Class B	12,522	25,161	5,402
Class C	32,635	23,700	10,790
Class G	1,002	430	1,600
Service fee:
Class A	5,744	6,473	2,863
Class B	4,174	8,387	1,801
Class C	10,878	7,900	3,597
Class G	231	100	369
Shareholder service fee - Class T	8,758	25,342	—
Transfer agent fee	19,132	35,189	19,484
Pricing and bookkeeping fees	76,125	86,318	84,034
Trustees' fees	13,744	16,413	15,809
Custody fee	5,587	7,277	6,941
Audit fee	36,536	36,547	36,540
Registration fees	68,819	107,271	67,998
Chief compliance officer expenses	3,917	4,350	4,237
Non-recurring costs (See Note 8)	527	1,012	891
Other expenses	34,910	63,584	34,629
Total Expenses	703,915	1,204,197	944,982
Fees waived by Distributor - Class C	(15,230)	(11,060)	(5,035)
Fees and expenses waived or reimbursed by Investment Advisor	—	—	—
Non-recurring costs assumed by Investment Advisor (See Note 8)	(527)	(1,012)	(891)
Custody earnings credit	(2,088)	(1,810)	(2,114)
Net Expenses	686,070	1,190,315	936,942
Net Investment Income	2,370,408	4,775,395	4,496,029
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	229,993	49,893	92,705
Futures contracts	—	—	—
Net realized gain	229,993	49,893	92,705
Net change in unrealized appreciation (depreciation) on:
Investments	419,481	1,001,174	216,138
Futures contracts	(19,128)	(43,037)	—
Net change in unrealized appreciation (depreciation)	400,353	958,137	216,138
Net Gain	630,346	1,008,030	308,843
Net Increase Resulting from Operations	3,000,754	5,783,425	4,804,872

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Tax-Exempt Bond Funds

Increase (Decrease) in Net Assets:	Connecticut Intermediate Municipal Bond Fund		Intermediate Municipal Bond Fund		Massachusetts Intermediate Municipal Bond Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2006 ($)	2005 ($)	2006 ($)	2005 ($)	2006 ($)	2005 ($)
Operations
Net investment income	6,431,438	6,666,890	84,274,128	26,049,188	11,287,979	11,771,175
Net realized gain on investments and futures contracts	99,279	227,993	771,503	2,680,907	380,728	2,546,103
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,143,061	(6,410,219)	19,368,655	(43,413,483)	2,163,018	(13,113,627)
Net Increase (Decrease) Resulting from Operations	7,673,778	484,664	104,414,286	(14,683,388)	13,831,725	1,203,651
Distributions Declared to Shareholders
From net investment income:
Class A	(318,649)	(416,999)	(2,529,737)	(928,307)	(262,341)	(330,326)
Class B	(122,044)	(144,233)	(222,356)	(86,941)	(74,108)	(92,162)
Class C	(217,515)	(301,050)	(293,702)	(121,867)	(178,926)	(216,146)
Class G	(7,123)	(8,210)	(13,907)	(19,466)	(23,919)	(27,932)
Class T	(828,626)	(1,009,770)	(605,151)	(683,056)	(1,729,819)	(2,051,271)
Class Z	(4,933,862)	(4,783,202)	(80,579,770)	(24,178,455)	(9,005,867)	(9,046,028)
From net realized gains:
Class A	—	—	(98,992)	(152,189)	(62,861)	(32,563)
Class B	—	—	(10,175)	(17,237)	(24,361)	(11,728)
Class C	—	—	(11,638)	(20,311)	(53,229)	(23,341)
Class G	—	—	(660)	(5,334)	(6,861)	(3,411)
Class T	—	—	(24,800)	(130,491)	(407,136)	(190,871)
Class Z	—	—	(2,982,513)	(3,201,034)	(1,901,844)	(791,131)
Total Distributions Declared to Shareholders	(6,427,819)	(6,663,464)	(87,373,401)	(29,544,688)	(13,731,272)	(12,816,910)
Net Capital Share Transactions	(5,819,391)	(5,252,869)	289,631,089	1,685,556,437	(8,141,811)	(7,465,216)
Net increase (decrease) in net assets	(4,573,432)	(11,431,669)	306,671,974	1,641,328,361	(8,041,358)	(19,078,475)
Net Assets
Beginning of period	184,330,506	195,762,175	2,166,912,150	525,583,789	320,908,528	339,987,003
End of period	179,757,074	184,330,506	2,473,584,124	2,166,912,150	312,867,170	320,908,528
Undistributed net investment income at end of period	108,586	105,116	1,808,170	1,789,817	93,482	86,194

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets:	New Jersey Intermediate Municipal Bond Fund		New York Intermediate Municipal Bond Fund		Rhode Island Intermediate Municipal Bond Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2006 ($)	2005 ($)	2006 ($)	2005 ($)	2006 ($)	2005 ($)
Operations
Net investment income	2,370,408	2,826,461	4,775,395	4,448,834	4,496,029	4,577,319
Net realized gain on investments and futures contracts	229,993	411,165	49,893	57,154	92,705	248,312
Net change in unrealized appreciation (depreciation) on investments and futures contracts	400,353	(2,740,681)	958,137	(3,995,540)	216,138	(3,771,075)
Net Increase (Decrease) Resulting from Operations	3,000,754	496,945	5,783,425	510,448	4,804,872	1,054,556
Distributions Declared to Shareholders
From net investment income:
Class A	(76,923)	(126,511)	(85,227)	(138,563)	(40,587)	(43,033)
Class B	(43,579)	(50,735)	(85,360)	(100,445)	(20,218)	(25,339)
Class C	(128,595)	(135,436)	(91,470)	(81,374)	(45,441)	(50,528)
Class G	(4,318)	(5,030)	(1,820)	(4,472)	(7,402)	(10,519)
Class T	(201,651)	(237,564)	(573,153)	(675,761)	(456,424)	(493,248)
Class Z	(1,912,424)	(2,265,558)	(3,924,908)	(3,434,811)	(3,915,901)	(3,944,444)
From net realized gains:
Class A	(15,350)	(14,404)	(2,129)	(6,170)	(3,206)	(1,106)
Class B	(12,331)	(7,774)	(2,826)	(4,350)	(2,438)	(1,304)
Class C	(30,308)	(16,448)	(2,605)	(2,849)	(4,121)	(2,169)
Class G	(1,061)	(745)	(61)	(223)	(686)	(484)
Class T	(43,041)	(27,918)	(14,205)	(22,378)	(33,432)	(18,163)
Class Z	(385,488)	(256,378)	(85,098)	(96,485)	(281,187)	(138,111)
Total Distributions Declared to Shareholders	(2,855,069)	(3,144,501)	(4,868,862)	(4,567,881)	(4,811,043)	(4,728,448)
Net Capital Share Transactions	(11,089,948)	(6,495,257)	8,147,216	11,055,759	(1,712,479)	(3,248,442)
Net increase (decrease) in net assets	(10,944,263)	(9,142,813)	9,061,779	6,998,326	(1,718,650)	(6,922,334)
Net Assets
Beginning of period	75,211,052	84,353,865	133,124,321	126,125,995	120,527,072	127,449,406
End of period	64,266,789	75,211,052	142,186,100	133,124,321	118,808,422	120,527,072
Undistributed net investment income at end of period	26,244	28,781	84,565	71,108	47,484	55,578

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Connecticut Intermediate Municipal Bond Fund				Intermediate Municipal Bond Fund
	Year Ended October 31, 2006		Year Ended October 31, 2005		Year Ended October 31, 2006		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	88,787	951,100	235,923	2,565,135	329,923	3,396,469	187,637	1,971,791
Issued in connection with merger	—	—	—	—	4,598,190	47,557,175	5,273,728	55,152,889
Distributions reinvested	18,708	199,815	23,217	252,787	136,779	1,408,753	62,925	659,156
Redemptions	(403,698)	(4,307,296)	(451,095)	(4,917,714)	(2,016,940)	(20,725,157)	(763,757)	(8,001,213)
Net increase (decrease)	(296,203)	(3,156,381)	(191,955)	(2,099,792)	3,047,952	31,637,240	4,760,533	49,782,623
Class B
Subscriptions	16,406	175,402	25,750	277,999	71,656	738,421	19,008	199,369
Issued in connection with merger	—	—	—	—	716,835	7,412,229	531,106	5,554,531
Distributions reinvested	5,738	61,296	6,929	75,451	13,605	140,134	5,821	60,952
Redemptions	(127,444)	(1,364,008)	(107,890)	(1,175,183)	(310,063)	(3,188,871)	(116,236)	(1,211,356)
Net increase (decrease)	(105,300)	(1,127,310)	(75,211)	(821,733)	492,033	5,101,913	439,699	4,603,496
Class C
Subscriptions	49,997	532,416	55,763	609,223	58,917	606,969	42,143	439,559
Issued in connection with merger	—	—	—	—	596,439	6,168,398	521,950	5,458,996
Distributions reinvested	11,828	126,404	16,139	175,723	12,023	123,773	5,946	62,316
Redemptions	(285,164)	(3,049,077)	(283,774)	(3,096,292)	(338,459)	(3,489,883)	(46,457)	(485,819)
Net increase (decrease)	(223,339)	(2,390,257)	(211,872)	(2,311,346)	328,920	3,409,257	523,582	5,475,052
Class G
Subscriptions	—	—	—	—	117	1,200	589	6,201
Distributions reinvested	233	2,483	316	3,445	1,014	10,445	2,280	23,953
Redemptions	(2)	(20)	(5,037)	(54,863)	(6,202)	(63,715)	(38,469)	(404,884)
Net increase (decrease)	231	2,463	(4,721)	(51,418)	(5,071)	(52,070)	(35,600)	(374,730)
Class T
Subscriptions	12,288	131,274	15,272	165,748	13,881	142,665	45,398	476,839
Distributions reinvested	50,526	539,560	62,094	676,185	50,224	516,861	63,603	667,782
Redemptions	(333,890)	(3,559,404)	(652,704)	(7,112,797)	(294,317)	(3,022,881)	(312,940)	(3,294,596)
Net decrease	(271,076)	(2,888,570)	(575,338)	(6,270,864)	(230,212)	(2,363,355)	(203,939)	(2,149,975)
Class Z
Subscriptions	2,411,242	25,715,169	2,410,230	26,279,456	27,793,295	285,702,448	10,533,063	110,402,873
Issued in connection with merger	—	—	—	—	33,441,182	345,812,138	153,815,745	1,608,968,931
Distributions reinvested	12,797	136,658	10,307	112,295	482,909	4,972,837	476,921	5,014,931
Redemptions	(2,071,528)	(22,111,163)	(1,846,777)	(20,089,467)	(37,387,020)	(384,589,319)	(9,188,163)	(96,166,764)
Net increase	352,511	3,740,664	573,760	6,302,284	24,330,366	251,898,104	155,637,566	1,628,219,971

See Accompanying Notes to Financial Statements.

	Massachusetts Intermediate Municipal Bond Fund
	Year Ended October 31, 2006		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	111,786	1,160,046	145,843	1,558,071
Issued in connection with merger	—	—	—	—
Distributions reinvested	20,565	214,139	22,045	235,546
Redemptions	(202,490)	(2,106,645)	(335,983)	(3,591,660)
Net increase (decrease)	(70,139)	(732,460)	(168,095)	(1,798,043)
Class B
Subscriptions	8,682	89,946	13,474	142,700
Issued in connection with merger	—	—	—	—
Distributions reinvested	6,530	68,030	6,635	70,897
Redemptions	(84,461)	(878,395)	(61,796)	(661,163)
Net increase (decrease)	(69,249)	(720,419)	(41,687)	(447,566)
Class C
Subscriptions	90,137	943,596	73,875	788,209
Issued in connection with merger	—	—	—	—
Distributions reinvested	13,508	140,682	11,667	124,652
Redemptions	(284,387)	(2,962,536)	(136,325)	(1,457,636)
Net increase (decrease)	(180,742)	(1,878,258)	(50,783)	(544,775)
Class G
Subscriptions	—	—	—	—
Distributions reinvested	2,857	29,752	2,839	30,344
Redemptions	(13,528)	(140,161)	(18,910)	(202,225)
Net increase (decrease)	(10,671)	(110,409)	(16,071)	(171,881)
Class T
Subscriptions	99,348	1,032,943	54,881	587,857
Distributions reinvested	162,110	1,688,524	165,670	1,769,572
Redemptions	(997,892)	(10,351,851)	(936,990)	(10,032,013)
Net decrease	(736,434)	(7,630,384)	(716,439)	(7,674,584)
Class Z
Subscriptions	4,623,108	48,113,184	4,205,433	44,890,580
Issued in connection with merger	—	—	—	—
Distributions reinvested	104,188	1,087,296	53,798	577,822
Redemptions	(4,451,667)	(46,270,361)	(3,954,696)	(42,296,769)
Net increase	275,629	2,930,119	304,535	3,171,633

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	New Jersey Intermediate Municipal Bond Fund				New York Intermediate Municipal Bond Fund
	Year Ended October 31, 2006		Year Ended October 31, 2005		Year Ended October 31, 2006		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	107,806	1,090,228	72,288	751,873	32,367	375,729	49,255	582,264
Distributions reinvested	6,341	64,544	10,498	109,316	4,907	56,888	9,937	117,434
Redemptions	(255,415)	(2,602,015)	(61,910)	(646,593)	(66,955)	(775,315)	(300,316)	(3,531,044)
Net increase (decrease)	(141,268)	(1,447,243)	20,876	214,596	(29,681)	(342,698)	(241,124)	(2,831,346)
Class B
Subscriptions	14,221	145,113	14,047	146,015	13,721	160,082	83,811	989,719
Distributions reinvested	4,247	43,202	4,368	45,487	4,153	48,144	4,513	53,303
Redemptions	(53,688)	(544,862)	(24,321)	(252,888)	(72,876)	(844,466)	(138,103)	(1,628,685)
Net decrease	(35,220)	(356,547)	(5,906)	(61,386)	(55,002)	(636,240)	(49,779)	(585,663)
Class C
Subscriptions	39,868	405,242	134,153	1,402,378	29,510	341,844	123,184	1,455,184
Distributions reinvested	7,750	78,821	8,314	86,595	4,198	48,687	4,210	49,721
Redemptions	(87,895)	(891,611)	(109,019)	(1,132,738)	(105,290)	(1,221,557)	(71,025)	(843,903)
Net increase (decrease)	(40,277)	(407,548)	33,448	356,235	(71,582)	(831,026)	56,369	661,002
Class G
Subscriptions	—	—	—	—	104	1,200	186	2,200
Distributions reinvested	149	1,520	179	1,871	158	1,835	386	4,558
Redemptions	(3,318)	(33,715)	(1,367)	(14,136)	(2,110)	(24,308)	(11,669)	(137,740)
Net decrease	(3,169)	(32,195)	(1,188)	(12,265)	(1,848)	(21,273)	(11,097)	(130,982)
Class T
Subscriptions	4,430	45,111	3,122	32,446	11,759	135,863	26,879	317,969
Distributions reinvested	20,251	205,984	21,645	225,400	38,824	450,223	45,269	534,607
Redemptions	(123,696)	(1,255,343)	(71,289)	(740,566)	(343,161)	(3,974,844)	(329,228)	(3,882,144)
Net decrease	(99,015)	(1,004,248)	(46,522)	(482,720)	(292,578)	(3,388,758)	(257,080)	(3,029,568)
Class Z
Subscriptions	747,407	7,610,826	1,303,085	13,600,454	2,580,664	29,902,902	2,482,452	29,334,825
Distributions reinvested	14,220	144,733	13,436	140,015	13,574	157,584	10,736	127,028
Redemptions	(1,533,728)	(15,597,726)	(1,944,976)	(20,250,186)	(1,437,960)	(16,693,275)	(1,057,954)	(12,489,537)
Net increase (decrease)	(772,101)	(7,842,167)	(628,455)	(6,509,717)	1,156,278	13,367,211	1,435,234	16,972,316

See Accompanying Notes to Financial Statements.

	Rhode Island Intermediate Municipal Bond Fund
	Year Ended October 31, 2006		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	50,980	570,341	70,164	798,309
Distributions reinvested	3,718	41,453	3,600	40,937
Redemptions	(105,137)	(1,170,133)	(10,898)	(124,210)
Net increase (decrease)	(50,439)	(558,339)	62,866	715,036
Class B
Subscriptions	3,163	35,112	11,011	126,248
Distributions reinvested	1,547	17,261	1,914	21,785
Redemptions	(28,006)	(312,630)	(17,687)	(202,130)
Net decrease	(23,296)	(260,257)	(4,762)	(54,097)
Class C
Subscriptions	20,150	225,873	5,019	57,074
Distributions reinvested	2,354	26,243	2,518	28,667
Redemptions	(33,377)	(371,704)	(21,658)	(246,314)
Net increase (decrease)	(10,873)	(119,588)	(14,121)	(160,573)
Class G
Subscriptions	—	—	—	—
Distributions reinvested	515	5,745	755	8,602
Redemptions	(1,667)	(18,405)	(11,159)	(126,107)
Net decrease	(1,152)	(12,660)	(10,404)	(117,505)
Class T
Subscriptions	10,576	117,638	11,037	126,009
Distributions reinvested	35,196	392,439	36,181	411,751
Redemptions	(81,993)	(912,734)	(205,374)	(2,338,728)
Net decrease	(36,221)	(402,657)	(158,156)	(1,800,968)
Class Z
Subscriptions	976,240	10,883,272	941,543	10,720,685
Distributions reinvested	20,072	224,289	13,066	149,172
Redemptions	(1,029,143)	(11,466,539)	(1,115,188)	(12,700,192)
Net increase (decrease)	(32,831)	(358,978)	(160,579)	(1,830,335)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class A Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69	$11.04		$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.36	0.37		0.34	0.36	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)		0.07	—	(e)
Total from Investment Operations	0.43	0.02		0.41	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.36)	(0.37)		(0.36)	(0.35)
Net Asset Value, End of Period	$10.76	$10.69		$11.04	$10.99
Total return (f)	4.13%	0.15	%(g)	3.76%	3.32	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.00%	0.94%		1.05%	1.01	%(j)
Waiver/reimbursement	—	—	%(k)	—	0.20	%(j)
Net investment income (i)	3.41%	3.38%		3.13%	3.29	%(j)
Portfolio turnover rate	10%	9%		16%	15%
Net assets, end of period (000's)	$7,586	$10,701		$13,173	$11,186

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than $0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class B Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69	$11.04		$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.28	0.29		0.26	0.28	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)		0.06	—	(e)
Total from Investment Operations	0.35	(0.06)		0.32	0.28
Less Distributions Declared to Shareholders:
From net investment income	(0.28)	(0.29)		(0.27)	(0.27)
Net Asset Value, End of Period	$10.76	$10.69		$11.04	$10.99
Total return (f)	3.35%	(0.60	)%(g)	2.99%	2.57	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.75%	1.69%		1.80%	1.77	%(j)
Waiver/reimbursement	—	—	%(k)	—	0.20	%(j)
Net investment income (i)	2.66%	2.63%		2.38%	2.54	%(j)
Portfolio turnover rate	10%	9%		16%	15%
Net assets, end of period (000's)	$3,941	$5,039		$6,036	$5,368

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than $0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69	$11.04	$10.99	$10.98
Income from Investment Operations:
Net investment income (c)	0.32	0.32	0.30	0.32	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)	0.06	—	(e)
Total from Investment Operations	0.39	(0.03)	0.36	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.32)	(0.32)	(0.31)	(0.31)
Net Asset Value, End of Period	$10.76	$10.69	$11.04	$10.99
Total return (f)(g)	3.72%	(0.25)%	3.35%	2.93	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.40%	1.34%	1.45%	1.41	%(j)
Waiver/reimbursement	0.35%	0.35%	0.35%	0.55	%(j)
Net investment income (i)	3.01%	2.98%	2.73%	2.91	%(j)
Portfolio turnover rate	10%	9%	16%	15%
Net assets, end of period (000's)	$6,436	$8,780	$11,408	$13,638

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.69	$11.04		$10.99	$10.98		$10.92
Income from Investment Operations:
Net investment income (c)	0.30	0.31		0.28	0.32	(d)	0.34	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)		0.07	—	(e)	0.06
Total from Investment Operations	0.37	(0.04)		0.35	0.32		0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.30)	(0.31)		(0.30)	(0.31)		(0.34)
Net Asset Value, End of Period	$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	3.56%	(0.40	)%(g)	3.20%	2.92	%(g)	3.79	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.55%	1.49%		1.60%	1.63%		1.56%
Waiver/reimbursement	—	—	%(i)	—	0.20%		0.21%
Net investment income (h)	2.85%	2.83%		2.58%	2.90%		3.21%
Portfolio turnover rate	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$253	$249		$310	$345		$138

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.30 and $0.32, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than $0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.69	$11.04		$10.99	$10.98		$10.92
Income from Investment Operations:
Net investment income	0.37 (c)	0.38	(c)	0.36 (c)	0.40	(c)(d)	0.42	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)		0.06	—	(e)	0.06
Total from Investment Operations	0.44	0.03		0.42	0.40		0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.37)	(0.38)		(0.37)	(0.39)		(0.42)
Net Asset Value, End of Period	$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	4.23	0.25	%(g)	3.87%	3.64	%(g)	4.51	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.90%	0.84%		0.95%	0.92%		0.87%
Waiver/reimbursement	—	—	%(i)	—	0.20%		0.21%
Net investment income (h)	3.51%	3.48%		3.23%	3.61%		3.90%
Portfolio turnover rate	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$22,676	$25,418		$32,609	$37,766		$22,027

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investement advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.39, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than $0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.69	$11.04		$10.99	$10.98		$10.92
Income from Investment Operations:
Net investment income	0.39 (c)	0.39	(c)	0.37 (c)	0.41	(c)(d)	0.44	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.35)		0.06	—	(e)	0.06
Total from Investment Operations	0.46	0.04		0.43	0.41		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.39)	(0.39)		(0.38)	(0.40)		(0.44)
Net Asset Value, End of Period	$10.76	$10.69		$11.04	$10.99		$10.98
Total return (f)	4.39%	0.40	%(g)	4.02%	3.82	%(g)	4.67	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.75%	0.69%		0.80%	0.75%		0.72%
Waiver/reimbursement	—	—	%(i)	—	0.20%		0.20%
Net investment income (h)	3.65%	3.63%		3.38%	3.78%		4.05%
Portfolio turnover rate	10%	9%		16%	15%		3%
Net assets, end of period (000's)	$138,865	$134,144		$132,227	$145,145		$104,727

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were renamed Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.39 and $0.42, respectively.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than $0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class A Shares	2006	2005 (a)	2004		2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.65		$10.54
Income from Investment Operations:
Net investment income (d)	0.38	0.38	0.38		0.36	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.33)	0.08		0.11
Total from Investment Operations	0.48	0.05	0.46		0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.38)	(0.39)	(0.38)		(0.36)
From net realized gains	(0.02)	(0.07)	(0.01)		—
Total Distributions Declared to Shareholders	(0.40)	(0.46)	(0.39)		(0.36)
Net Asset Value, End of Period	$10.39	$10.31	$10.72		$10.65
Total return (f)(g)	4.76%	0.45%	4.44%		4.46	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.70%	0.81%	0.93%		0.93	%(j)
Waiver/reimbursement	0.05%	0.01%	—	%(k)	0.26	%(j)
Net investment income (i)	3.74%	3.67%	3.62%		3.61	%(j)
Portfolio turnover rate	18%	21%	16%		9%
Net assets, end of period (000's)	$102,899	$70,711	$22,479		$21,484

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class B Shares	2006	2005 (a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.65	$10.54
Income from Investment Operations:
Net investment income (d)	0.32	0.32	0.31	0.29	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.34)	0.08	0.11
Total from Investment Operations	0.41	(0.02)	0.39	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.31)	(0.32)	(0.31)	(0.29)
From net realized gains	(0.02)	(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.33)	(0.39)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.39	$10.31	$10.72	$10.65
Total return (f)(g)	4.09%	(0.20)%	3.76%	3.85	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.35%	1.46%	1.58%	1.56	%(j)
Waiver/reimbursement	0.05%	0.01%	0.01%	0.39	%(j)
Net investment income (i)	3.10%	3.02%	2.98%	2.99	%(j)
Portfolio turnover rate	18%	21%	16%	9%
Net assets, end of period (000's)	$12,203	$7,040	$2,605	$3,024

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005 (a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.65	$10.54
Income from Investment Operations:
Net investment income (d)	0.36	0.36	0.36	0.34	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.33)	0.08	0.11
Total from Investment Operations	0.46	0.03	0.44	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.36)	(0.37)	(0.36)	(0.34)
From net realized gains	(0.02)	(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.38)	(0.44)	(0.37)	(0.34)
Net Asset Value, End of Period	$10.39	$10.31	$10.72	$10.65
Total return (f)(g)	4.55%	0.25%	4.23%	4.27	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.90%	1.01%	1.13%	1.12	%(j)
Waiver/reimbursement	0.50%	0.46%	0.45%	0.82	%(j)
Net investment income (i)	3.55%	3.47%	3.42%	3.41	%(j)
Portfolio turnover rate	18%	21%	16%	9%
Net assets, end of period (000's)	$11,796	$8,318	$3,034	$1,520

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.65		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.32	0.32	0.32		0.32 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.34)	0.08		0.04	0.09
Total from Investment Operations	0.42	(0.02)	0.40		0.36	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.32)	(0.32)	(0.32)		(0.32)	(0.28)
From net realized gains	(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.34)	(0.39)	(0.33)		(0.32)	(0.28)
Net Asset Value, End of Period	$10.39	$10.31	$10.72		$10.65	$10.61
Total return (f)(g)	4.14%	(0.15)%	3.81%		3.37%	3.77%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.30%	1.41%	1.54%		1.55%	1.53%
Waiver/reimbursement	0.05%	0.01%	—	%(i)	0.21%	0.29%
Net investment income (h)	3.14%	3.07%	3.01%		3.02%	2.80%
Portfolio turnover rate	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$409	$458	$857		$1,992	$227

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.30 and $0.27, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.65		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.39	0.39	0.39		0.38 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.34)	0.08		0.04	0.11
Total from Investment Operations	0.49	0.05	0.47		0.42	0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.39)	(0.39)	(0.39)		(0.38)	(0.36)
From net realized gains	(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.41)	(0.46)	(0.40)		(0.38)	(0.36)
Net Asset Value, End of Period	$10.39	$10.31	$10.72		$10.65	$10.61
Total return (f)(g)	4.81%	0.50%	4.49%		4.05%	4.59%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.65%	0.76%	0.88%		0.89%	0.86%
Waiver/reimbursement	0.05%	0.01%	—	%(i)	0.21%	0.20%
Net investment income (h)	3.80%	3.72%	3.67%		3.66%	3.47%
Portfolio turnover rate	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$14,998	$17,261	$20,125		$24,307	$11,947

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.36 and $0.34, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005 (a)	2004		2003 (b)(c)	2002
Net Asset Value, Beginning of Period	$10.31	$10.72	$10.66		$10.61	$10.50
Income from Investment Operations:
Net investment income (d)	0.40	0.40	0.41		0.40 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.33)	0.07		0.05	0.11
Total from Investment Operations	0.50	0.07	0.48		0.45	0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.40)	(0.41)	(0.41)		(0.40)	(0.38)
From net realized gains	(0.02)	(0.07)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.42)	(0.48)	(0.42)		(0.40)	(0.38)
Net Asset Value, End of Period	$10.39	$10.31	$10.72		$10.66	$10.61
Total return (f)(g)	4.97%	0.65%	4.55%		4.28%	4.77%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.50%	0.61%	0.72%		0.71%	0.69%
Waiver/reimbursement	0.05%	0.01%	—	%(i)	0.21%	0.20%
Net investment income (h)	3.94%	3.87%	3.83%		3.84%	3.64%
Portfolio turnover rate	18%	21%	16%		9%	60%
Net assets, end of period (000's)	$2,331,279	$2,063,124	$476,484		$515,479	$258,982

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were renamed Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.36, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class A Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49	$10.87		$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.35	0.37		0.36	0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.35)		0.05	0.10
Total from Investment Operations	0.44	0.02		0.41	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.35)	(0.37)		(0.36)	(0.33)
From net realized gains	(0.08)	(0.03)		—	—
Total Distributions Declared to Shareholders	(0.43)	(0.40)		(0.36)	(0.33)
Net Asset Value, End of Period	$10.50	$10.49		$10.87	$10.82
Total return (e)	4.33%	0.18	%(g)	3.91%	4.02	%(f)(g)
Ratios to Average Net Assets/Supplemental data:
Expenses (h)	0.95%	0.91%		0.98%	0.99	%(i)
Waiver/reimbursement	—	—	%(j)	—	0.20	%(i)
Net investment income (h)	3.39%	3.43%		3.37%	3.24	%(i)
Portfolio turnover rate	18%	15%		12%	11%
Net assets, end of period (000's)	$7,603	$8,332		$10,460	$6,723

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class B Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49	$10.87		$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.27	0.29		0.28	0.25	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.35)		0.05	0.10
Total from Investment Operations	0.36	(0.06)		0.33	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.27)	(0.29)		(0.28)	(0.25)
From net realized gains	(0.08)	(0.03)		—	—
Total Distributions Declared to Shareholders	(0.35)	(0.32)		(0.28)	(0.25)
Net Asset Value, End of Period	$10.50	$10.49		$10.87	$10.82
Total return (e)	3.55%	(0.57	)%(f)	3.13%	3.32	%(f)(g)
Ratios to Average Net Assets/Supplemental data:
Expenses (h)	1.70%	1.66%		1.73%	1.75	%(i)
Waiver/reimbursement	—	—	%(j)	—	0.20	%(i)
Net investment income (h)	2.64%	2.67%		2.62%	2.48	%(i)
Portfolio turnover rate	18%	15%		12%	11%
Net assets, end of period (000's)	$2,496	$3,220		$3,790	$3,820

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49	$10.87	$10.82	$10.72
Income from Investment Operations:
Net investment income (c)	0.31	0.32	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.34)	0.05	0.10
Total from Investment Operations	0.40	(0.02)	0.37	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.31)	(0.33)	(0.32)	(0.29)
From net realized gains	(0.08)	(0.03)	—	—
Total Distributions Declared to Shareholders	(0.39)	(0.36)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.50	$10.49	$10.87	$10.82
Total return (e)(f)	3.91%	(0.22)%	3.49%	3.65	%(g)
Ratios to Average Net Assets/Supplemental data:
Expenses (h)	1.35%	1.31%	1.38%	1.39	%(i)
Waiver/reimbursement	0.35%	0.35%	0.35%	0.55	%(i)
Net investment income (h)	2.99%	3.02%	2.97%	2.82	%(i)
Portfolio turnover rate	18%	15%	12%	11%
Net assets, end of period (000's)	$4,974	$6,866	$7,666	$7,621

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.30	0.31		0.31	0.31	(d)	0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.35)		0.05	0.06		0.09
Total from Investment Operations	0.38	(0.04)		0.36	0.37		0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.29)	(0.31)		(0.31)	(0.31)		(0.33)
From net realized gains	(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.37)	(0.34)		(0.31)	(0.31)		(0.33)
Net Asset Value, End of Period	$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	3.76%	(0.37	)%(f)	3.34%	3.45	%(f)	3.97	%(f)
Ratios to Average Net Assets/Supplemental data:
Expenses (g)	1.50%	1.46%		1.53%	1.56%		1.52%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.20%
Net investment income (g)	2.84%	2.87%		2.82%	2.84%		3.06%
Portfolio turnover rate	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$783	$894		$1,101	$1,610		$1,176

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.29 and $0.30, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.36	0.38		0.38	0.38	(d)	0.40	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.35)		0.05	0.06		0.09
Total from Investment Operations	0.45	0.03		0.43	0.44		0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.36)	(0.38)		(0.38)	(0.38)		(0.40)
From net realized gains	(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.44)	(0.41)		(0.38)	(0.38)		(0.40)
Net Asset Value, End of Period	$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	4.43%	0.28	%(f)	4.01%	4.13	%(f)	4.67	%(f)
Ratios to Average Net Assets/Supplemental data:
Expenses (g)	0.85%	0.81%		0.88%	0.90%		0.85%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.20%
Net investment income (g)	3.49%	3.52%		3.47%	3.51%		3.73%
Portfolio turnover rate	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$46,787	$54,474		$64,229	$76,839		$72,454

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for both years ended October 31, 2003 and 2002 was $0.36.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any affiliates of its not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.49	$10.87		$10.82	$10.76		$10.67
Income from Investment Operations:
Net investment income (c)	0.38	0.39		0.39	0.40	(d)	0.41	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.34)		0.05	0.06		0.09
Total from Investment Operations	0.47	0.05		0.44	0.46		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.38)	(0.40)		(0.39)	(0.40)		(0.41)
From net realized gains	(0.08)	(0.03)		—	—		—
Total Distributions Declared to Shareholders	(0.46)	(0.43)		(0.39)	(0.40)		(0.41)
Net Asset Value, End of Period	$10.50	$10.49		$10.87	$10.82		$10.76
Total return (e)	4.59%	0.43	%(f)	4.17%	4.31	%(f)	4.84	%(f)
Ratios to Average Net Assets/Supplemental data:
Expenses (g)	0.70%	0.66%		0.73%	0.72%		0.68%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.21%
Net investment income (g)	3.64%	3.67%		3.62%	3.67%		3.90%
Portfolio turnover rate	18%	15%		12%	11%		6%
Net assets, end of period (000's)	$250,224	$247,122		$252,741	$296,679		$220,042

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were renamed Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.38 and $0.39, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,
Class A Shares	2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$10.23	$10.57		$10.50		$10.46
Income from Investment Operations:
Net investment income (c)	0.34	0.35		0.33		0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.30)		0.10		0.12
Total from Investment Operations	0.44	0.05		0.43		0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.34)	(0.35)		(0.33)		(0.31)
From net realized gains	(0.07)	(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.41)	(0.39)		(0.36)		(0.39)
Net Asset Value, End of Period	$10.26	$10.23		$10.57		$10.50
Total return (e)	4.41%	0.44	%(f)	4.20	%(f)	4.12	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.18%	1.06%		1.13%		1.14	%(i)
Waiver/reimbursement	—	—	%(j)	—	%(j)	0.20	%(i)
Net investment income (h)	3.36%	3.33%		3.17%		2.90	%(i)
Portfolio turnover rate	3%	14%		12%		8%
Net assets, end of period (000's)	$2,472	$3,909		$3,819		$2,568

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge and contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,
Class B Shares	2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$10.23	$10.57		$10.50		$10.46
Income from Investment Operations:
Net investment income (c)	0.27	0.27		0.25		0.23	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.30)		0.10		0.12
Total from Investment Operations	0.36	(0.03)		0.35		0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.26)	(0.27)		(0.25)		(0.23)
From net realized gains	(0.07)	(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.33)	(0.31)		(0.28)		(0.31)
Net Asset Value, End of Period	$10.26	$10.23		$10.57		$10.50
Total return (e)	3.63%	(0.30	)%(f)	3.41	%(f)	3.35	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.93%	1.81%		1.89%		1.91	%(i)
Waiver/reimbursement	—	—	%(j)	—	%(j)	0.20	%(i)
Net investment income (h)	2.62%	2.58%		2.41%		2.18	%(i)
Portfolio turnover rate	3%	14%		12%		8%
Net assets, end of period (000's)	$1,518	$1,873		$1,998		$1,680

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.23	$10.57	$10.50	$10.46
Income from Investment Operations:
Net investment income (c)	0.30	0.30	0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.29)	0.10	0.12
Total from Investment Operations	0.40	0.01	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.30)	(0.31)	(0.29)	(0.26)
From net realized gains	(0.07)	(0.04)	(0.03)	(0.08)
Total Distributions Declared to Shareholders	(0.37)	(0.35)	(0.32)	(0.34)
Net Asset Value, End of Period	$10.26	$10.23	$10.57	$10.50
Total return (e)(f)	3.99%	0.04%	3.79%	3.70	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.58%	1.46%	1.53%	1.54	%(i)
Waiver/reimbursement	0.35%	0.35%	0.35%	0.55	%(i)
Net investment income (h)	2.96%	2.92%	2.77%	2.54	%(i)
Portfolio turnover rate	3%	14%	12%	8%
Net assets, end of period (000's)	$4,192	$4,590	$4,389	$4,050

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.29 (c)	0.29	(c)	0.28	(c)	0.26	(c)(d)	0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.38	(0.01)		0.38		0.37		0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.28)	(0.29)		(0.28)		(0.26)		(0.31)
From net realized gains	(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.35)	(0.33)		(0.31)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	3.83%	(0.10	)%(f)	3.63	%(f)	3.57	%(f)	4.22	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.73%	1.61%		1.68%		1.69%		1.62%
Waiver/reimbursement	—	—	%(h)	0.01%		0.26%		0.21%
Net investment income (g)	2.81%	2.78%		2.64%		2.51%		3.06%
Portfolio turnover rate	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$142	$174		$192		$200		$309

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail B shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.23 and $0.28, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.35 (c)	0.36	(c)	0.34	(c)	0.33	(c)(d)	0.39	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.45	0.06		0.44		0.44		0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.35)	(0.36)		(0.34)		(0.33)		(0.39)
From net realized gains	(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.42)	(0.40)		(0.37)		(0.41)		(0.45)
Net Asset Value, End of Period	$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	4.51%	0.55	%(g)	4.30	%(g)	4.25	%(g)	5.06	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.08%	0.96%		1.04%		1.04%		0.89%
Waiver/reimbursement	—	—	%(i)	—	%(i)	0.20%		0.21%
Net investment income (h)	3.46%	3.43%		3.26%		3.20%		3.79%
Portfolio turnover rate	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$5,489	$6,484		$7,192		$7,749		$10,128

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.31 and $0.37, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$10.23	$10.57		$10.50		$10.47		$10.41
Income from Investment Operations:
Net investment income	0.37 (c)	0.37	(c)	0.36	(c)	0.35	(c)(d)	0.40	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.30)		0.10		0.11		0.12
Total from Investment Operations	0.46	0.07		0.46		0.46		0.52
Less Distributions Declared to Shareholders:
From net investment income	(0.36)	(0.37)		(0.36)		(0.35)		(0.40)
From net realized gains	(0.07)	(0.04)		(0.03)		(0.08)		(0.06)
Total Distributions Declared to Shareholders	(0.43)	(0.41)		(0.39)		(0.43)		(0.46)
Net Asset Value, End of Period	$10.26	$10.23		$10.57		$10.50		$10.47
Total return (e)	4.67%	0.70	%(f)	4.47	%(f)	4.44	%(f)	5.20	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.93%	0.81%		0.88%		0.86%		0.76
Waiver/reimbursement	—	—	%(h)	—		0.20%		0.21%
Net investment income (g)	3.61%	3.58%		3.42%		3.38%		3.92%
Portfolio turnover rate	3%	14%		12%		8%		23%
Net assets, end of period (000's)	$50,453	$58,181		$66,764		$74,241		$77,554%

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Trust shares were renamed Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.33 and $0.38, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,
Class A Shares	2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$11.61	$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.38	0.39		0.37		0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.36)		0.13		0.22
Total from Investment Operations	0.46	0.03		0.50		0.55
Less Distributions Declared to Shareholders:
From net investment income	(0.38)	(0.39)		(0.37)		(0.33)
From net realized gains	(0.01)	(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.39)	(0.40)		(0.39)		(0.38)
Net Asset Value, End of Period	$11.68	$11.61		$11.98		$11.87
Total return (e)	4.04%	0.22	%(f)	4.24	%(f)	4.79	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.06%	0.97%		1.11%		1.10	%(i)
Waiver/reimbursement	—	—	%(j)	—	%(j)	0.20	%(i)
Net investment income (h)	3.30%	3.26%		3.06%		2.89	%(i)
Portfolio turnover rate	4%	4%		11%		9%
Net assets, end of period (000's)	$2,529	$2,858		$5,836		$8,928

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,					Period Ended October 31,
Class B Shares	2006	2005		2004		2003 (a)(b)
Net Asset Value, Beginning of Period	$11.61	$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.30	0.30		0.28		0.24	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.36)		0.13		0.22
Total from Investment Operations	0.37	(0.06)		0.41		0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.29)	(0.30)		(0.28)		(0.24)
From net realized gains	(0.01)	(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.30)	(0.31)		(0.30)		(0.29)
Net Asset Value, End of Period	$11.68	$11.61		$11.98		$11.87
Total return (e)	3.27%	(0.53	)%(f)	3.46	%(f)	3.98	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.81%	1.72%		1.86%		1.89	%(i)
Waiver/reimbursement	—	—	%(j)	—	%(j)	0.20	%(i)
Net investment income (h)	2.55%	2.52%		2.31%		2.12	%(i)
Portfolio turnover rate	4%	4%		11%		9%
Net assets, end of period (000's)	$2,965	$3,586		$4,295		$2,868

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.61	$11.98	$11.87	$11.70
Income from Investment Operations:
Net investment income (c)	0.34	0.34	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.36)	0.13	0.22
Total from Investment Operations	0.41	(0.02)	0.45	0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.33)	(0.34)	(0.32)	(0.29)
From net realized gains	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions Declared to Shareholders	(0.34)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$11.68	$11.61	$11.98	$11.87
Total return (e)(f)	3.63%	(0.18)%	3.82%	4.36	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.46%	1.37%	1.51%	1.52	%(i)
Waiver/reimbursement	0.35%	0.35%	0.35%	0.55	%(i)
Net investment income (h)	2.91%	2.84%	2.66%	2.45	%(i)
Portfolio turnover rate	4%	4%	11%	9%
Net assets, end of period (000's)	$2,544	$3,360	$2,790	$2,741

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.32 (c)	0.32	(c)	0.30	(c)	0.29	(c)(d)	0.35	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.40	(0.04)		0.43		0.42		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.32)	(0.32)		(0.30)		(0.29)		(0.35)
From net realized gains	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.33)	(0.33)		(0.32)		(0.34)		(0.35)
Net Asset Value, End of Period	$11.68	$11.61		$11.98		$11.87		$11.79
Total return (e)	3.48%	(0.33	)%(f)	3.67	%(f)	3.56	%(f)	5.15	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.61%	1.52%		1.66%		1.68%		1.63%
Waiver/reimbursement	—	—	%(h)	0.02%		0.28%		0.24%
Net investment income (g)	2.76%	2.71%		2.51%		2.39%		3.08%
Portfolio turnover rate	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$56	$77		$213		$354		$342

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.26 and $0.33, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.39 (c)	0.40	(c)	0.38	(c)	0.36	(c)(d)	0.43	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.47	0.04		0.51		0.49		0.66
Less Distributions Declared to Shareholders:
From net investment income	(0.39)	(0.40)		(0.38)		(0.36)		(0.43)
From net realized gains	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.40)	(0.41)		(0.40)		(0.41)		(0.43)
Net Asset Value, End of Period	$11.68	$11.61		$11.98		$11.87		$11.79
Total return (e)	4.15%	0.32	%(f)	4.34	%(f)	4.26	%(f)	5.86	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.96%	0.87%		1.01%		1.02%		0.96%
Waiver/reimbursement	—	—	%(h)	—	%(h)	0.20%		0.21%
Net investment income (g)	3.41%	3.36%		3.16%		3.07%		3.75%
Portfolio turnover rate	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$14,634	$17,943		$21,584		$24,384		$29,835

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.34 and $0.41, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005		2004		2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.61	$11.98		$11.87		$11.79		$11.56
Income from Investment Operations:
Net investment income	0.41 (c)	0.42	(c)	0.40	(c)	0.39	(c)(d)	0.45	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.36)		0.13		0.13		0.23
Total from Investment Operations	0.49	0.06		0.53		0.52		0.68
Less Distributions Declared to Shareholders:
From net investment income	(0.41)	(0.42)		(0.40)		(0.39)		(0.45)
From net realized gains	(0.01)	(0.01)		(0.02)		(0.05)		—
Total Distributions Declared to Shareholders	(0.42)	(0.43)		(0.42)		(0.44)		(0.45)
Net Asset Value, End of Period	$11.68	$11.61		$11.98		$11.87		$11.79
Total return (e)	4.30%	0.47	%(f)	4.51	%(f)	4.45	%(f)	6.06	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.81%	0.72%		0.85%		0.83%		0.77%
Waiver/reimbursement	—	—	%(h)	—	%(h)	0.20%		0.21%
Net investment income (g)	3.55%	3.51%		3.32%		3.25%		3.94%
Portfolio turnover rate	4%	4%		11%		9%		41%
Net assets, end of period (000's)	$119,457	$105,300		$91,408		$84,894		$75,632

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were renamed Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.43, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class A Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.20	$11.54		$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.40	0.40		0.38	0.35	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.33)		0.06	0.08
Total from Investment Operations	0.44	0.07		0.44	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.40)	(0.40)		(0.38)	(0.35)
From net realized gains	(0.03)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.43)	(0.41)		(0.38)	(0.35)
Net Asset Value, End of Period	$11.21	$11.20		$11.54	$11.48
Total return (e)	3.98%	0.63	%(f)	3.90%	3.79	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.02%	0.97%		1.06%	1.09	%(i)
Waiver/reimbursement	—	—	%(j)	—	0.20	%(i)
Net investment income (h)	3.57%	3.50%		3.33%	2.95	%(i)
Portfolio turnover rate	10%	12%		11%	15%
Net assets, end of period (000's)	$979	$1,544		$865	$479

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,				Period Ended October 31,
Class B Shares	2006	2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.20	$11.54		$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.31	0.31		0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.32)		0.06	0.08
Total from Investment Operations	0.35	(0.01)		0.35	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.31)	(0.32)		(0.29)	(0.26)
From net realized gains	(0.03)	(0.01)		—	—
Total Distributions Declared to Shareholders	(0.34)	(0.33)		(0.29)	(0.26)
Net Asset Value, End of Period	$11.21	$11.20		$11.54	$11.48
Total return (e)	3.21%	(0.12	)%(f)	3.13%	3.02	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.77%	1.72%		1.81%	1.80	%(i)
Waiver/reimbursement	—	—	%(j)	—	0.20	%(i)
Net investment income (h)	2.82%	2.75%		2.58%	2.24	%(i)
Portfolio turnover rate	10%	12%		11%	15%
Net assets, end of period (000's)	$638	$899		$981	$780

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,			Period Ended October 31,
Class C Shares	2006	2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$11.20	$11.54	$11.48	$11.40
Income from Investment Operations:
Net investment income (c)	0.35	0.35	0.33	0.30	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.32)	0.06	0.08
Total from Investment Operations	0.39	0.03	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.35)	(0.36)	(0.33)	(0.30)
From net realized gains	(0.03)	(0.01)	—	—
Total Distributions Declared to Shareholders	(0.38)	(0.37)	(0.33)	(0.30)
Net Asset Value, End of Period	$11.21	$11.20	$11.54	$11.48
Total return (e)(f)	3.57%	0.23%	3.49%	3.37	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.42%	1.37%	1.46%	1.47	%(i)
Waiver/reimbursement	0.35%	0.35%	0.35%	0.55	%(i)
Net investment income (h)	3.17%	3.10%	2.92%	2.58	%(i)
Portfolio turnover rate	10%	12%	11%	15%
Net assets, end of period (000's)	$1,365	$1,487	$1,695	$2,031

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class G Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.20	$11.54		$11.48	$11.41		$11.30
Income from Investment Operations:
Net investment income	0.34 (c)	0.34	(c)	0.32 (c)	0.29	(c)(d)	0.37	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.33)		0.06	0.07		0.11
Total from Investment Operations	0.38	0.01		0.38	0.36		0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.34)	(0.34)		(0.32)	(0.29)		(0.37)
From net realized gains	(0.03)	(0.01)		—	—		—
Total Distributions Declared to Shareholders	(0.37)	(0.35)		(0.32)	(0.29)		(0.37)
Net Asset Value, End of Period	$11.21	$11.20		$11.54	$11.48		$11.41
Total return (e)	3.42%	0.08	%(f)	3.34%	3.22	%(f)	4.36	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.57%	1.52%		1.61%	1.62%		1.55%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.21%
Net investment income (g)	3.02%	2.96%		2.78%	2.60%		3.34%
Portfolio turnover rate	10%	12%		11%	15%		19%
Net assets, end of period (000's)	$239	$252		$379	$455		$440

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were renamed Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.26 and $0.35, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class T Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.20	$11.54		$11.48	$11.41		$11.30
Income from Investment Operations:
Net investment income	0.42 (c)	0.43	(c)	0.41 (c)	0.39	(c)(d)	0.47	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.33)		0.06	0.07		0.11
Total from Investment Operations	0.46	0.10		0.47	0.46		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.42)	(0.43)		(0.41)	(0.39)		(0.47)
From net realized gains	(0.03)	(0.01)		—	—		—
Total Distributions Declared to Shareholders	(0.45)	(0.44)		(0.41)	(0.39)		(0.47)
Net Asset Value, End of Period	$11.21	$11.20		$11.54	$11.48		$11.41
Total return (e)	4.25%	0.88	%(f)	4.17%	4.07	%(f)	5.23	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.77%	0.72%		0.81%	0.80%		0.73%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.21%
Net investment income (g)	3.81%	3.75%		3.58%	3.41%		4.16%
Portfolio turnover rate	10%	12%		11%	15%		19%
Net assets, end of period (000's)	$11,879	$12,284		$14,479	$41,113		$45,683

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were renamed Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.45, respectively.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,
Class Z Shares	2006	2005		2004	2003 (a)(b)		2002
Net Asset Value, Beginning of Period	$11.20	$11.54		$11.48	$11.41		$11.30
Income from Investment Operations:
Net investment income	0.42 (c)	0.43	(c)	0.41 (c)	0.39	(d)	0.47	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.33)		0.06	0.07		0.11
Total from Investment Operations	0.46	0.10		0.47	0.46		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.42)	(0.43)		(0.41)	(0.39)		(0.47)
From net realized gains	(0.03)	(0.01)		—	—		—
Total Distributions Declared to Shareholders	(0.45)	(0.44)		(0.41)	(0.39)		(0.47)
Net Asset Value, End of Period	$11.21	$11.20		$11.54	$11.48		$11.41
Total return (e)	4.25%	0.88	%(f)	4.17%	4.08	%(f)	5.26	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.77%	0.72%		0.81%	0.79%		0.72%
Waiver/reimbursement	—	—	%(h)	—	0.20%		0.20%
Net investment income (g)	3.81%	3.75%		3.58%	3.41%		4.17%
Portfolio turnover rate	10%	12%		11%	15%		19%
Net assets, end of period (000's)	$103,708	$104,062		$109,050	$99,627		$93,143

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were renamed Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 was $0.37 and $0.45, respectively.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Bond Funds, October 31, 2006

Note 1. Organization

Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following Funds of the Trust (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia Connecticut Intermediate Municipal Bond Fund ("Connecticut")

Columbia Intermediate Municipal Bond Fund ("Intermediate Municipal")

Columbia Massachusetts Intermediate Municipal Bond Fund ("Massachusetts")

Columbia New Jersey Intermediate Municipal Bond Fund ("New Jersey")

Columbia New York Intermediate Municipal Bond Fund ("New York")

Columbia Rhode Island Intermediate Municipal Bond Fund ("Rhode Island")

After the close of business on September 22, 2006, Columbia Florida Intermediate Municipal Bond Fund and Columbia Texas Intermediate Municipal Bond Fund, each a separate series of Columbia Funds Series Trust, merged into Intermediate Municipal.

Investment Goal

Each Fund, with the exception of Intermediate Municipal, seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal. Intermediate Municipal seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital. All Funds are non-diversified except for Intermediate Municipal, which is a diversified portfolio.

Fund Shares

The Funds may issue an unlimited number of shares and each offers six classes of shares: Class A, B, C, G, T and Z. Each share class has its own sales charge and expense structure.

Class A and T shares are subject to a maximum front-end sales charge of 3.25% and 4.75%, respectively, based on the amount of initial investment. Class A and T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and G shares are subject to a maximum CDSC of 3.00% and 5.00%, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Columbia Tax-Exempt Bond Funds, October 31, 2006

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated in its records in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Columbia Tax-Exempt Bond Funds, October 31, 2006

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Funds' organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties representations, and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments on debt securities were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed / (Overdistributed) Net Investment Income	Accumulated Net Realized Gain/Loss	Paid-In Capital
Connecticut	$(149)	$149	$—
Intermediate Municipal	(11,152)	(573,659)	584,811
Massachusetts	(5,711)	5,712	(1)
New Jersey	(5,455)	5,455	—
Rhode Island	(18,150)	18,148	2

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Columbia Tax-Exempt Bond Funds, October 31, 2006

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

	October 31, 2006
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Connecticut	$6,427,819	$—	$—
Intermediate Municipal	84,123,801	454,958	2,794,642
Massachusetts	11,274,980	—	2,456,292
New Jersey	2,367,490	6,046	481,533
New York	4,761,938	19,119	87,805
Rhode Island	4,485,973	15,493	309,577
	October 31, 2005
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Connecticut	$6,663,464	$—	$—
Intermediate Municipal	25,992,355	25,737	3,526,596
Massachusetts	11,747,461	16,404	1,053,045
New Jersey	2,819,071	1,763	323,667
New York	4,435,426	—	132,455
Rhode Island	4,567,111	—	161,337

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
Connecticut	$545,761	$—	$6,052,047
Intermediate Municipal	8,240,688	—	89,110,187
Massachusetts	807,999	353,724	10,000,397
New Jersey	168,458	195,311	2,666,606
New York	361,561	22,502	5,813,473
Rhode Island	337,679	86,776	4,845,607

*  The differences between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily due to discount accretion/premium amortization on debt securities, current year income distribution payables, straddle deferrals and non-deductible deferred trustees fees.

Columbia Tax-Exempt Bond Funds, October 31, 2006

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Connecticut	$6,207,927	$(155,880)	$6,052,047
Intermediate Municipal	90,095,052	(984,865)	89,110,187
Massachusetts	10,220,832	(220,435)	10,000,397
New Jersey	2,666,606	—	2,666,606
New York	5,990,362	(176,889)	5,813,473
Rhode Island	4,923,183	(77,576)	4,845,607

The following capital loss carryforwards, determined as of October 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2008	2013	Total
Connecticut	$227,160	$—	$227,160
Intermediate Municipal	143,922	792,725	936,647

Capital loss carryforwards of $99,428 and $776,671 were utilized during the year ended October 31, 2006 for Connecticut Intermediate Municipal Bond Fund and Intermediate Municipal Bond Fund respectively. Of the capital loss carryforwards attributable to the Columbia Intermediate Municipal Bond Fund, $143,922 (expiring October 31, 2008) remains from the Columbia Intermediate Municipal Bond Fund merger with Columbia Pennsylvania Intermediate Municipal Bond Fund. Total capital loss carryforwards acquired in the current year from the merger with the Columbia Florida Intermediate Municipal Bond Fund were $792,725 (expiring October 31, 2013), none of which were utilized to offset current year gains. The availability of the remaining capital loss carryforwards from the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Florida Municipal Bond Fund may be limited in a given year. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds.

Columbia Tax-Exempt Bond Funds, October 31, 2006

Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets as follows:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the year ended October 31, 2006, the effective investment advisory fee rates for the Funds, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.48%
Intermediate Municipal	0.42%
Massachusetts	0.48%
New Jersey	0.48%
New York	0.48%
Rhode Island	0.48%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.067% of each Fund's average daily net assets.

Pricing & Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended October 31, 2006, the Fund's effective pricing and bookkeeping fee rates, inclusive of out-of-pocket expenses, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.053%
Intermediate Municipal	0.011%
Massachusetts	0.038%
New Jersey	0.113%
New York	0.063%
Rhode Island	0.071%

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to April 1, 2006, the monthly rate was $15.23 per open account. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia Tax-Exempt Bond Funds, October 31, 2006

For the year ended October 31, 2006, the effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer-agent fees and net of fee waivers, if applicable, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rates
Connecticut	0.03%
Intermediate Municipal	0.01%
Massachusetts	0.02%
New Jersey	0.03%
New York	0.03%
Rhode Island	0.02%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the year ended October 31, 2006, the Distributor retained net underwriting discounts and net CDSC fees as follows:

	Front-End Sales Charge		CDSC
	Class A	Class T	Class B	Class C	Class G
Connecticut	$849	$40	$22,761	$288	$—
Intermediate Municipal	1,627	7	20,300	1,957	28
Massachusetts	1,296	233	10,765	129	3,369
New Jersey	463	90	9,878	243	69
New York	293	522	8,700	112	400
Rhode Island	569	280	7,905	1	355

The Funds have adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee			Service Fee
	Class B	Class C	Class G2	Class A	Class B	Class C	Class G2
Connecticut	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
Intermediate Municipal	0.65%	0.65%[3]	0.65%	0.20%	0.20%	0.20%	0.50%
Massachusetts	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
New Jersey	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
New York	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%
Rhode Island	0.75%	0.75%[1]	0.65%	0.25%	0.25%	0.25%	0.50%

1  The Distributor has voluntarily limited a portion of Class C shares distribution fees so that the combined distribution and service fees will not exceed 0.65% annually of average net assets.

2  Under the Plan, the Funds do not intend to pay more than a total of 0.80% annually for Class G shares. Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administrative support fees.

3  The Distributor has voluntarily limited a portion of Intermediate Municipal's Class C share distribution fees so that the combined distribution and service fees will not exceed 0.40% annually of average net assets.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Columbia Tax-Exempt Bond Funds, October 31, 2006

Shareholder Services Fee

Each Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T and Class Z shareholders by their financial advisors. Currently, the service plan has not been implemented with respect to the Funds' Class Z shares. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. Connecticut, Intermediate Municipal, Massachusetts, New Jersey and New York do not intend to pay more than 0.15% annually for Class T shareholder services fees. No fees were charged under the Class T service plan with respect to Rhode Island.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. This amount is included in "Other expenses" on the Statement of Operations. For the year ended October 31, 2006, the Funds paid fees to Columbia for such services as follows:

Connecticut	$2,544
Intermediate Municipal	3,180
Massachusetts	2,588
New Jersey	2,509
New York	2,528
Rhode Island	2,523

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of distribution and service fees, shareholder service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.50% annually of the average daily net assets for Intermediate Municipal until February 28, 2008. There is no guarantee that this arrangement will continue after February 28, 2008.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

As a result of Fund mergers, Intermediate Municipal assumed the liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the year ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Connecticut	$18,076,248	$25,666,360
Intermediate Municipal	392,175,311	513,398,718
Massachusetts	54,488,473	59,725,884
New Jersey	2,223,222	13,553,768
New York	15,508,407	4,703,561
Rhode Island	11,726,798	11,572,600

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued

Columbia Tax-Exempt Bond Funds, October 31, 2006

and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the year ended October 31, 2006, the Funds did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of October 31, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Connecticut	73.4
Intermediate Municipal	89.1
Massachusetts	78.2
New Jersey	73.2
New York	81.9
Rhode Island	84.9

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated Aaa by Moody's Investor Services, Inc. ("Moody's") or rated AAA by Standard & Poor's except for Radian Asset Assurance, Inc., which is rated Aa3 and AA by Moody's and Standard & Poor's respectively. At October 31, 2006, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Connecticut

Insurer	% of Total Investments
MBIA Insurance Corp.	22.7%
Financial Guaranty Insurance Corp.	12.8
AMBAC Assurance Corp.	11.8
Financial Security Assurance, Inc.	8.8

Intermediate Municipal

Insurer	% of Total Investments
MBIA Insurance Corp.	19.6%
Financial Security Assurance, Inc.	13.0
Financial Guaranty Insurance Corp.	11.4
AMBAC Assurance Corp.	11.2

Massachusetts

Insurer	% of Total Investments
MBIA Insurance Corp.	26.8%
AMBAC Assurance Corp.	14.3
Financial Security Assurance, Inc	8.6
Financial Guaranty Insurance, Inc	7.6

New Jersey

Insurer	% of Total Investments
Financial Guaranty Insurance Corp.	18.4%
Financial Security Assurance, Inc.	15.7
AMBAC Assurance Corp.	13.8
MBIA Insurance Corp.	12.8

New York

Insurer	% of Total Investments
MBIA Insurance Corp.	16.6%
Financial Guaranty Insurance Corp.	14.3
AMBAC Assurance Corp.	9.5

Columbia Tax-Exempt Bond Funds, October 31, 2006

Rhode Island

Insurer	% of Total Investments
Financial Security Assurance, Inc.	27.5%
MBIA Insurance Corp.	24.9
AMBAC Assurance Corp.	16.3
Financial Guaranty Insurance Corp.	12.2
XL Capital Assurance, Inc.	7.1

Geographic Concentration

Connecticut, Massachusetts, New Jersey, New York and Rhode Island have greater than 5% of their total investments at October 31, 2006 invested in debt obligations issued by each state and their political subdivisions, agencies and public authorities. The Funds are more susceptible to economic and political factors adversely affecting issuers of each state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Issuer Focus

As a non-diversified fund, Connecticut, Massachusetts, New Jersey, New York and Rhode Island may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

Columbia Tax-Exempt Bond Funds, October 31, 2006

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the year ended October 31, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Connecticut	$1,364
Intermediate Municipal	15,945
Massachusetts	2,381
New Jersey	527
New York	1,012
Rhode Island	891

Columbia Tax-Exempt Bond Funds, October 31, 2006

Note 9. Business Combinations and Mergers

After the close of business on September 15, 2006, Columbia Florida Intermediate Municipal Bond Fund and Columbia Texas Intermediate Municipal Bond Fund (collectively, the "Target Funds") merged into Intermediate Municipal. Intermediate Municipal received a tax-free transfer of assets as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Columbia Florida Intermediate Municipal Bond Fund	22,955,487	$237,323,042	$7,315,967
Columbia Texas Intermediate Municipal Bond Fund	16,397,159	169,626,898	4,962,702
	Net Assets of Intermediate Municipal Prior to Combination	Net Assets of Target Funds Immediately Prior to Combination	Net Assets of Intermediate Municipal Immediately After Combination
	$2,073,854,846	$406,949,940	$2,480,804,786

* Unrealized appreciation is included in the Net Assets Received.

Report of Independent Registered Public Accounting Firm

Columbia Tax-Exempt Bond Funds

To the Board of Trustees and the Shareholders of Columbia Funds Series Trust I

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund (constituting part of Columbia Funds Series Trust I, hereafter collectively referred to as the "Funds") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the funds as of and for fiscal periods prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those statements and highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2006

Unaudited Information – Columbia Tax-Exempt Bond Funds

Federal Income Tax Information

Columbia Connecticut Intermediate Municipal Bond Fund

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Columbia Intermediate Municipal Bond Fund

99.68% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Columbia Massachusetts Intermediate Municipal Bond Fund

For the fiscal year ended October 31, 2006, the Fund designates long-term capital gains of $368,438.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Columbia New Jersey Intermediate Municipal Bond Fund

For the fiscal year ended October 31, 2006, the Fund designates long-term capital gains of $217,696.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Columbia New York Intermediate Municipal Bond Fund

For the fiscal year ended October 31, 2006, the Fund designates long-term capital gains of $41,974.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Columbia Rhode Island Intermediate Municipal Bond Fund

For the year ended October 31, 2006, the Fund designates long-term capital gains of $110,853.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Fund Governance – Columbia Tax-Exempt Bond Funds

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Douglas A. Hacker (Born 1955)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May, 2006; Executive Vice President-Strategy of United Airlines (airline) from December, 2002 to May, 2006; President of UAL Loyalty Services (airline marketing company) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from July, 1999 to September, 2001. Oversees 81, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Deputy General Counsel-Corporate Legal Services, ConocoPhillips (integrated petroleum company) since August, 2006; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March, 2005 to July, 2006; Adjunct Professor of Law, Northwestern University, from September, 2004 to June, 2006, Director, UAL Corporation (airline) from February, 2006 to July, 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September, 2003 to March, 2004; Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003. Oversees 81, None

Richard W. Lowry (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1995)	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987). Oversees 83, None

Charles R. Nelson (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; Director, Institute for Economic Research, University of Washington from September, 2001 to June, 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 81, None

Fund Governance (continued) – Columbia Tax-Exempt Bond Funds

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
John J. Neuhauser (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	University Professor, Boston College since November, 2005; Academic Vice President and Dean of Faculties, Boston College from August, 1999 to October, 2005. Oversees 83, None

Patrick J. Simpson (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 81, None

Thomas E. Stitzel (Born 1936)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Business Consultant since 1999; Chartered Financial Analyst. Oversees 81, None

Thomas C. Theobald (Born 1937)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee and Chairman of the Board(2) (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September, 2004. Oversees 81, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997). Oversees 81, Chairman of the Board of Directors, Enesco Group, Inc. (producer of giftware and home and garden decor products)

Fund Governance (continued) – Columbia Tax-Exempt Bond Funds

Independent Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office(1)	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee, Other Directorships Held
William E. Mayer (Born 1940)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(3) (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February, 1999; Dean and Professor, College of Business, University of Maryland, 1992 to 1997. Oversees 81, Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); Reader's Digest (publishing)

1  In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson who had been a director on the Columbia Board and trustee on the CMG Funds Board, was appointed to serve as trustee of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2  Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

3  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of Columbia Management Advisors, LLC ("the Advisor") since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

Fund Governance (continued) – Columbia Tax-Exempt Bond Funds

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex since August, 2004; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004. Vice President Product Strategy and Development of the Advisor from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

Board Consideration and Approval of Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

* * *

Respectfully submitted,
John D. Rea

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Columbia Funds – Columbia Tax-Exempt Bond Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Tax-Exempt Bond Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

This page intentionally left blank.

Important Information About This Report – Columbia Tax-Exempt Bond Funds

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to its portfolio securities and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Tax-Exempt Bond Funds

Annual Report – October 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/115030-1006 (12/06) 06/31753

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         The registrant’s Board adopted, effective January 3, 2006, a revised code of ethics described in 2(a) above. This revised code of ethics, which is attached as an exhibit hereto, does not differ materially from the code of ethics in effect for the year ended October 31, 2005.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Douglas A. Hacker, Thomas E. Stitzel and Anne-Lee Verville, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions and collectively constitute the entire Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the ten series of the registrant whose reports to stockholders are included in this annual filing. Fee information for fiscal year ended October 31, 2006 also includes fees for two series that were merged into the registrant during the period. Fee information for fiscal year ended October 31, 2005 also includes fees for five series that were merged into the registrant during the period.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$267,900	$240,800

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$50,000	$66,300

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above. In both fiscal years 2006 and 2005, Audit-Related Fees include agreed-upon procedures performed for semi-annual shareholder reports and fund mergers.

During the fiscal years ended October 31, 2006 and October 31, 2005, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$81,100	$89,800

Tax Fees consist primarily of the review of annual tax returns, the review of required shareholder distribution calculations and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Fiscal year 2006 and 2005 also includes tax fees for agreed-upon procedures related to fund mergers and the review of final tax returns.

During the fiscal years ended October 31, 2006 and October 31, 2005, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$2,400	$1,900

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above. In both fiscal years 2006 and 2005, all other fees include agreed-upon procedures related to the review of the registrant’s anti-money laundering program.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$865,100	$95,500

In both fiscal years 2006 and 2005, All Other Fees include an internal control review of the registrant’s transfer agent. Fiscal year 2006 All Other Fees also includes internal control reviews of the registrant’s investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended October 31, 2006 and October 31, 2005 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2006 and October 31, 2005 are approximately as follows:

2006	2005
$998,600	$253,500

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 21, 2006